                                                       Registration No. 33-57792
                                                                        811-7466

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 26

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Post-Effective Amendment No. 10

                                 VEL II ACCOUNT
               OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)
                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2400
               (Address of Depositor's Principal Executive Office)

   Scott D. Silverman, Vice President, General Counsel and Corporate Secretary

                 Commonwealth Annuity and Life Insurance Company
                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2408
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

|_|  immediately upon filing pursuant to paragraph (b) of Rule 485

|X|  on May 1, 2009 pursuant to paragraph (b) of Rule 485

|_|  60 days after filing pursuant to paragraph (a) (1) of Rule 485

|_|  on (date) pursuant to paragraph (a) (1) of Rule 485

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                         FLEXIBLE PREMIUM VARIABLE LIFE

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2008 and was filed on or before March 31, 2009.

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about Vari-Exceptional Life, an individual or group flexible premium variable life insurance policy issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") (in all jurisdictions except Hawaii and New York) to applicants who were Age 85 years old and under at the time of purchase.

The policies are funded through the VEL II Account of Commonwealth Annuity, a separate investment account referred to as the Separate Account, and a fixed-interest account of each Company that is referred to collectively as the General Account. The Separate Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Funds:

GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
Goldman Sachs VIT Capital Growth Fund
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund

AIM VARIABLE INSURANCE FUNDS  (SERIES I SHARES)
AIM V.I. Global Health Care Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein VPS Large Cap Growth Portfolio

DELAWARE VIP TRUST
Delaware VIP International Value Equity Series

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)

Janus Aspen Janus Portfolio


T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio


A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2009 CONTAINING MORE INFORMATION ABOUT THE POLICY IS ON FILE WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. A COPY MAY BE OBTAINED FREE OF CHARGE BY CALLING 1-800-533-7881. THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION CAN ALSO BE OBTAINED FROM THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE (http://www.sec.gov).


THE POLICIES ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE POLICIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE POLICY. THIS LIFE POLICY IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.


                                DATED MAY 1, 2009

                                TABLE OF CONTENTS

SUMMARY OF RISKS AND BENEFITS                                                                            4
   WHAT ARE THE POLICY'S BENEFITS?                                                                       4
   WHAT ARE THE POLICY'S RISKS?                                                                          5
SUMMARY OF RISKS AND BENEFITS:  FEE TABLES                                                               6
   TRANSACTION FEES                                                                                      6
   PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES                                                   9
   ANNUAL FUND OPERATING EXPENSES                                                                       11
THE COMPANY, THE SEPARATE ACCOUNT AND THE FUNDS                                                         12
   WHO IS THE COMPANY?                                                                                  12
   WHAT IS THE SEPARATE ACCOUNT?                                                                        12
   WHAT ARE THE FUNDS?                                                                                  12
THE POLICY                                                                                              16
   HOW DO I COMMUNICATE WITH THE COMPANY?                                                               16
   HOW DO I APPLY FOR A POLICY?                                                                         16
   CAN I EXAMINE AND CANCEL THE POLICY OR AN INCREASE IN FACE AMOUNT?                                   17
   IS THERE A PAID-UP INSURANCE OPTION?                                                                 18
   DOES THE COMPANY SUPPORT INCENTIVE FUNDING DISCOUNTING?                                              18
   HOW DO I MAKE PAYMENTS?                                                                              19
   HOW DO I ALLOCATE MY NET PAYMENTS?                                                                   20
   CAN I MAKE TRANSFERS?                                                                                20
   IS THE TRANSFER PRIVILEGE SUBJECT TO ANY LIMITATIONS?                                                20
   ARE THERE RESTRICTIONS ON DISRUPTIVE TRADING?                                                        21
   IS THERE A DOLLAR-COST AVERAGING OPTION OR AUTOMATIC REBALANCING OPTION?                             22
   CAN I MAKE FUTURE CHANGES UNDER MY POLICY?                                                           23
   HOW DO I CHANGE THE FACE AMOUNT OF MY POLICY?                                                        23
   CAN I CONVERT MY POLICY INTO A FIXED POLICY?                                                         24
   CAN I MAKE POLICY LOANS?                                                                             24
   ARE POLICY LOANS PERMITTED IF THE POLICY WAS ISSUED IN CONNECTION WITH A TSA PLAN?                   25
   CAN I SURRENDER THE POLICY?                                                                          26
   CAN I MAKE PARTIAL WITHDRAWALS?                                                                      26
   WHAT IS THE POLICY VALUE?                                                                            27
THE DEATH BENEFIT                                                                                       29
   WHAT ARE THE SUM INSURED OPTIONS?                                                                    29
   CAN I CHANGE THE SUM INSURED OPTION?                                                                 30
   IS A GUARANTEED DEATH BENEFIT AVAILABLE?                                                             31
   WHAT ARE THE DEATH PROCEEDS PAYMENT OPTIONS?                                                         32
TERMINATION AND REINSTATEMENT                                                                           34
   WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY?                                                   34
   WHAT ARE THE REINSTATEMENT PROVISIONS OF THE POLICY?                                                 34
CHARGES AND DEDUCTIONS                                                                                  36
   WHAT CHARGES ARE DEDUCTED FROM PAYMENTS?                                                             36
   WHAT IS THE MONTHLY DEDUCTION?                                                                       36
   WHAT CHARGES ARE MADE AGAINST OR REFLECTED IN THE ASSETS OF THE SEPARATE ACCOUNT?                    38
   HOW IS THE SURRENDER CHARGE CALCULATED?                                                              39
   WHAT CHARGES APPLY TO A PARTIAL WITHDRAWAL?                                                          41
   WHAT ARE THE TRANSFER CHARGES?                                                                       41

   WHAT IS THE CHARGE FOR AN INCREASE IN THE FACE AMOUNT?                                               42
   ARE THERE ANY OTHER ADMINISTRATIVE CHARGES?                                                          42
   DOES THE COMPANY WAIVE CHARGES FOR ANY CLASSES OF POLICYOWNERS?                                      42
FEDERAL TAX CONSIDERATIONS                                                                              43
   HOW ARE THE COMPANY AND THE SEPARATE ACCOUNT TAXED?                                                  43
   HOW ARE THE POLICIES TAXED?                                                                          43
   HOW ARE POLICY LOANS TAXED?                                                                          45
   WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?                                         45
   ARE POLICY DISTRIBUTIONS SUBJECT TO WITHHOLDING?                                                     46
   ARE LIFE INSURANCE POLICIES PURCHASED BY RESIDENTS OF PUERTO RICO SUBJECT TO UNITED STATES FEDERAL
   INCOME TAX?                                                                                          46
   ARE LIFE INSURANCE POLICIES PURCHASED BY NON-RESIDENTS ALIENS AND FOREIGN CORPORATIONS SUBJECT TO
   UNITED STATES FEDERAL INCOME TAX?                                                                    46
   ARE THERE TAX IMPLICATIONS FOR NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES?         46
   WHAT ARE THE DIVERSIFICATION REQUIREMENTS FOR THE SEPARATE ACCOUNT?                                  47
   CAN I BE CONSIDERED THE OWNER OF THE SEPARATE ACCOUNT ASSETS FOR TAX PURPOSES?                       47
OTHER INFORMATION                                                                                       48
   ARE THERE OTHER IMPORTANT POLICY PROVISIONS?                                                         48
   CAN THE COMPANY DELAY PAYMENTS TO ME?                                                                49
   DO I HAVE ANY VOTING RIGHTS?                                                                         49
   WHAT REPORTS WILL I RECEIVE CONCERNING MY POLICY?                                                    49
   ARE THERE ANY PENDING LEGAL PROCEEDINGS INVOLVING THE SEPARATE ACCOUNT?                              50
   MAY THE COMPANY ADD, DELETE OR SUBSTITUTE FUNDS?                                                     50
   WHAT IS MIXED AND SHARED FUNDING?                                                                    50
   WHERE CAN I FIND THE FINANCIAL STATEMENTS OF THE COMPANY AND THE VARIABLE ACCOUNT?                   51
THE GENERAL ACCOUNT                                                                                     52
GLOSSARY OF SPECIAL TERMS                                                                               53

                          SUMMARY OF RISKS AND BENEFITS

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. The remainder of this Prospectus offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy, together with its attached application, constitutes the entire agreement between you and the Company.

The Policy is a life insurance contract with death benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is "variable" because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Unlike traditional insurance policies, the Policy has no fixed schedule for payments. Within limits, you may make payments of any amount and frequency. While you may establish a schedule of payments ("planned payments"), the Policy will not necessarily lapse if you fail to make planned payments, and making planned payments will not guarantee that the Policy will remain in force.

WHAT ARE THE POLICY'S BENEFITS?

While the Policy is in force, it will provide:

     -    Life insurance coverage on the named Insured

     -    Policy Value

     -    Surrender rights and partial withdrawal rights

     -    Loan privileges

Other benefits previously available through the policy included:

     - Waiver of Premium Rider - This Rider provides that, during periods of total disability, continuing more than four months, the Company will add to the Policy Value each month an amount selected by you or the amount needed to pay the Policy charges, whichever is greater. This value will be used to keep the Policy in force. This benefit is subject to the Company's maximum issue benefits. Its cost will change yearly.

     - Guaranteed Insurability Rider - This rider guarantees that insurance may be added at various option dates without Evidence of Insurability. This benefit may be exercised on the option dates even if the Insured is disabled.

     - Other Insured Rider - This Rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and children of the primary Insured. The Rider includes a feature that allows the "Other Insured" to convert the coverage to a flexible premium adjustable life insurance Policy.

     - Children's Insurance Rider - This rider provides coverage for eligible minor children. It also covers future children, including adopted children and stepchildren.

     - Accidental Death Benefit Rider - This Rider pays an additional benefit for death resulting from a covered accident prior to the Policy anniversary nearest the Insured's Age 70.

     - Exchange Option Rider - This Rider allows you to use the Policy to insure a different person, subject to Company guidelines.

     - Living Benefits Rider - This Rider permits part of the proceeds of the Policy to be available before death if the Insured becomes terminally ill or is permanently confined to a nursing home.

     - Guaranteed Death Benefit Rider - This Rider, WHICH IS AVAILABLE ONLY AT DATE OF ISSUE, (a) guarantees that the Policy will not lapse regardless of the performance of the Separate Account, and (b) provides a guaranteed net death benefit.

WHAT ARE THE POLICY'S RISKS?

There are certain risks associated with the Policy:

     - There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will terminate if Policy Value is insufficient to cover certain monthly charges plus loan interest accrued, or if Outstanding Loans exceed the Policy Value less surrender charges. The Policies are unsuitable as short-term savings vehicles.

     - The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments, unless the optional Guaranteed Death Benefit is in effect. The Guaranteed Death Benefit may not be available in all states.

     - Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value, and will reduce the Death Benefit. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy loan may have tax consequences.

     - Surrender of the Policy may be subject to a substantial surrender charge. Partial Withdrawals may be subject to surrender charges and a Partial Withdrawal Charge.

     - A Policy may be considered a "modified endowment contract" if total payments during the first seven Policy years (or within seven years of a material change in the Policy) exceed the total net level payments payable, if the Policy had provided paid-up future benefits after seven level annual payments. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis. In addition, a 10% additional penalty tax may be imposed on that part of a distribution that is includible in income.

     - Each Fund is subject to investment risks and other risks. We do not promise that the Funds will meet their investment objectives. Amounts that you have allocated to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Sub-Accounts invest. Your bear the investment risk that those Funds possibly will not meet their investment objectives. A description of each Fund's investment policies and a comprehensive discussion of the risks of each Fund may by found in the Fund's prospectus.

                    SUMMARY OF RISKS AND BENEFITS: FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                TRANSACTION FEES

                     CHARGE                        WHEN CHARGE IS DEDUCTED               AMOUNT DEDUCTED
-----------------------------------------------   -------------------------   --------------------------------------
MAXIMUM SALES CHARGE IMPOSED ON PREMIUMS (LOAD)              N/A                               None

PREMIUM TAXES                                     When a premium payment      2.50% of each premium payment
                                                  is made

DEFERRED ACQUISITION COSTS                        When a premium payment      1.00% OF EACH PREMIUM PAYMENT
("DAC TAX" CHARGE)                                is made

SURRENDER CHARGE - DEFERRED ADMINISTRATIVE        Upon Surrender or a         $8.50 per thousand dollars of the
CHARGE (1)                                        Decrease in Face Amount     initial Face Amount or of an increase
                                                  for up to 15 years from     in Face Amount.
                                                  Date of Issue of the
                                                  Policy or from the date
                                                  of increase in Face
                                                  Amount, respectively

SURRENDER CHARGE - DEFERRED  SALES CHARGE (1)
   Minimum and Maximum Charge
                                                  Upon Surrender or a         THE minimum charge is $7.68 and the
                                                  Decrease in Face Amount     maximum charge is $38.25 per $1,000 of
                                                  for up to 15 years from     Face Amount.
                                                  Date of Issue of the
                                                  Policy or from the date
                                                  of Increase in Face
                                                  Amount, respectively.

   Charge for a representative Policy owner                                   For a Male Standard Non-Smoker Age 45,
                                                                              the rate is $23.61 per $1,000 of Face
                                                                              Amount.

PARTIAL WITHDRAWAL CHARGE(2)                      Upon Partial Withdrawals    5% of any withdrawals in excess of the
                                                  in excess of the Free 10%   Free 10% Withdrawal amount.
                                                  Withdrawal Amount

PARTIAL WITHDRAWAL TRANSACTION FEE                Upon any Partial            2% of the amount withdrawn, not to
                                                  Withdrawal                  exceed $25

INCREASE IN FACE AMOUNT                           Upon increasing the Face    $40 administrative fee
                                                  Amount of the Policy

TRANSFER CHARGES                                  Upon the 13th transfer      Currently $10 per transfer, guaranteed
                                                  and each subsequent         not to exceed $25 per transfer.
                                                  transfers in a Policy
                                                  Year.

SPLIT OPTION RIDER/                               Upon adding the rider to    $20 (one-time fee)
EXCHANGE OPTION RIDER                             the contract

LIVING BENEFITS RIDER
   Minimum and Maximum Charge                     Upon exercising the rider   One-time fee of $150, plus an
                                                                              additional charge based on the present
                                                                              value of expected premiums associated
                                                                              with the benefit.  The minimum
                                                                              additional charge is $1.61 and the
                                                                              maximum additional charge is $850

   Charge for a representative Policy owner       Upon exercising the rider   Per $1,000 of original Face Amount: a
                                                                              representative charge is $13.10 (for a
                                                                              Male Standard, Age 45)



GUARANTEED DEATH BENEFIT RIDER                    Upon adding the rider       $25 (one-time fee)
                                                  (available only at issue)

PAID-UP INSURANCE OPTION                                     N/A                               None

CHANGING NET PAYMENT ALLOCATION                   Upon changing               Currently there is no charge. Any
                                                  allocations of Net          future charge is guaranteed not to
                                                  Payments                    exceed $25.

CHANGING MONTHLY DEDUCTION ALLOCATION             Upon changing allocation    Currently there is no charge. Any
                                                  of the Monthly Deduction    future charge is guaranteed not to
                                                                              exceed $25.

PROVIDING A PROJECTION OF VALUES(3)               Upon requesting a           Currently there is no charge. Any
                                                  projection of values        future charge is guaranteed not to
                                                                              exceed $25.

(1) SURRENDER CHARGES - At any time that the Policy is in effect, a Policyowner may elect to surrender the Policy and receive its Surrender Value. A surrender charge is calculated upon issuance of the Policy and upon each increase in Face Amount. The duration of the surrender charge is 15 years for issue Ages 0 through 50, grading down to 10 years for issue Ages 55 and above. The surrender charge is imposed only if, during its duration, you request a full surrender or a decrease in the Face Amount. The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b), where (a) is a DEFERRED ADMINISTRATIVE CHARGE, and (b) is a DEFERRED SALES CHARGE.

The DEFERRED ADMINISTRATIVE CHARGE is $8.50 per thousand dollars of the initial Face Amount or of an increase in the Face Amount. The charge is designed to reimburse the Company for administrative costs associated with product research and development, underwriting, Policy administration, decreasing the Face Amount, and surrendering a Policy. Because the maximum surrender charge reduces by 0.5% or more per month (depending on issue Age) after the 40th Policy month from the Date of Issue or the effective date of an increase in the Face Amount, in certain situations some or all of the deferred administrative charge may not be assessed upon surrender of the Policy.

The DEFERRED SALES CHARGE is equal to 49% of premiums received up to a maximum number of Guideline Annual Premiums that vary by issue Age. This maximum number varies from 1.660714 (for Ages 0 through 55) to 0.948980 (for Age 85). In accordance with state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 of the initial Face Amount. The deferred sales charge varies based on individual characteristics (sexes, issue ages and underwriting classes) of the Insureds. Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, the minimum is $7.68 (for a Female Standard Smoker Age 0) and the maximum is $38.25 (for a Male Standard Smoker Age 53) per $1000 of Face Amount.

The surrender charge shown in the table may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your Policy, please contact us at the address or telephone number shown on the front cover of this Prospectus or contact your agent.

(2) PARTIAL WITHDRAWALS - The Company will reduce the amount of the Policy's outstanding Surrender Charge by the amount of the Partial Withdrawal Charge. If no Surrender Charges apply to the Policy at the time of a withdrawal, no partial withdrawal charge will apply to that withdrawal.

(3) PROVIDING A PROJECTION OF VALUES - You may request a free personalized illustration of death benefits, cash surrender values and cash values once annually. The Company may in its discretion provide additional personalized illustrations upon request. We currently do not charge for personal illustrations, but we reserve the right to charge a fee, not to exceed $25, if you request more than one illustration annually.

                                      * * *

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE FUND FEES AND EXPENSES. THE SEPARATE ACCOUNT MORTALITY AND EXPENSE RISK FEES AND THE SEPARATE ACCOUNT ADMINISTRATIVE CHARGE ARE DEDUCTED FROM THE SEPARATE ACCOUNT ON A DAILY BASIS. ALL OF THE OTHER FEES ARE CALCULATED MONTHLY AND DEDUCTED FROM YOUR POLICY VALUE AS PART OF THE MONTHLY DEDUCTION.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

                     CHARGE                        WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED
------------------------------------------------   ------------------------   ----------------------------------------
COST OF INSURANCE (1)
   Minimum and Maximum charge                              Monthly            Per $1,000 of original Face Amount, the
                                                                              minimum is $0.05 and the maximum is
                                                                              $83.33

   Charge for a representative Policy owner                Monthly            Per $1,000 of original Face Amount: a
                                                                              representative charge is  $0.25 (for a
                                                                              Male Standard Non-Smoker Age 45)

MONTHLY ADMINISTRATIVE FEE                                 Monthly            $5.00

SEPARATE ACCOUNT MORTALITY AND EXPENSE RISK FEES            Daily             Annual rate of 0.65% of Separate
                                                                              Account assets (guaranteed not to
                                                                              exceed 0.90%)

SEPARATE ACCOUNT ADMINISTRATIVE CHARGE               Daily for the first      Annual rate of 0.15% of Separate
                                                     ten Policy years         Account assets (guaranteed not to
                                                                              exceed 0.25%)

MONTHLY CHARGES FOR OPTIONAL BENEFITS(2)                   Monthly            Varies depending upon the optional
                                                                              benefits selected, and by the
                                                                              individual characteristics of the
                                                                              Insureds

OTHER INSURED RIDER
   Minimum and Maximum charge                               Monthly           Per $1,000 of original Face Amount: the
                                                                              minimum is $0.06 and the maximum is
                                                                              $83.33

                                                                              Per $1,000 of original Face Amount: a
   Charge for a representative Policy owner                Monthly            representative charge is $0.51 (for a
                                                                              Male Standard Non-Smoker Age 45)

WAIVER OF PREMIUM RIDER                                    Monthly            Per $1000 of the monthly benefit, the
   Minimum and Maximum charge                                                 minimum is $0.01 and the maximum is
                                                                              $187.51

   Charge for a representative Policy owner                Monthly            Per $1,000 of original Face Amount: a
                                                                              representative charge is $0.03 (for a
                                                                              Male Standard Non-Smoker Age 45)

GUARANTEED INSURABILITY RIDER
   Minimum and Maximum charge                             Monthly             Per $1,000 of original Face Amount: the
                                                                              minimum is $0.03 and the maximum is
                                                                              $1.71.

   Charge for a representative Policy owner               Monthly             Per $1,000 of original Face Amount: a
                                                                              representative charge is $0.38 (for a
                                                                              Male Standard Non-Smoker Age 45)

                                                          Monthly             $0.40 per $1000 of benefit
CHILDREN'S INSURANCE RIDER

ACCIDENTAL DEATH BENEFIT RIDER
   Minimum and Maximum charge                             Monthly             Per $1,000 of original Face Amount: the
                                                                              minimum is $0.07 and the maximum is
                                                                              $0.36.

   Charge for a representative Policy owner               Monthly             Per $1,000 of original Face Amount: a
                                                                              representative charge is $0.08 (for a
                                                                              Male Standard Non-Smoker Age 45)

LOAN INTEREST(3)                                  Paid in arrears             8% of the loan amount(3)
                                                  annually (accrues daily)

PAID-UP INSURANCE OPTION                                    N/A                                None

(1) COST OF INSURANCE - Charges vary based on individual characteristics such as the age, Policy year, underwriting class, Face Amount and sex of the Insured. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate that the guaranteed rate shown in your Policy. We calculate a separate cost of insurance rate for any increase in the Face Amount based on the Insured's circumstances at the time of the increase. The charges shown in the table may not be representative of the charge that a particular Policy owner will pay. You may obtain more information about the particular charges that apply to you by contacting us at the address or telephone number shown on the back cover of this Prospectus or contact your agent. For more information about the calculation of the cost of insurance charges, see CHARGES AND DEDUCTIONS.

Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum Cost of Insurance Charge is $0.02 (for Female Preferred Non-Smoker Age 25) and the maximum is $83.33 (for a Male Sub-Standard Smoker Rated 500% & $5 Permanent Flat Extra Age 94).

(2) MONTHLY CHARGES FOR OPTIONAL BENEFITS - The charges for these benefits vary depending upon the optional benefits selected, and by the individual characteristics of the Insureds. The charges shown in the table may not be representative of the charge that a particular Policy owner will pay. You may obtain more information about the particular charges that apply to you by contacting us at the address or telephone number shown on the back cover of this Prospectus or contact your agent.

OTHER INSURED RIDER - Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum charge is $0.06 and the maximum charge is $83.33

GUARANTEED INSURABILITY RIDER - Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face
Amount: the minimum is $0.03 (for Female Preferred Smoker Age 6) and the maximum is $1.71 (for a Male Standard Smoker Age 65).

ACCIDENTAL DEATH BENEFIT RIDER -- Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum is $0.07 (for Female Preferred Smoker Age 5) and the maximum is $0.36 (for a Male Sub-Standard Smoker Rated Age 65).

(3) POLICY LOANS - Outstanding Policy loans are charged interest at an annual rate of 8.00%, which accrues daily and is payable in arrears. However, as long as the Policy is in force, the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 6.00% per year.

PREFERRED LOAN OPTION - A preferred loan option is available under the Policy. After the tenth Policy anniversary the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current position is to credit a rate of interest equal to the rate being charged for the preferred loan.

                                      * * *

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSED CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

                         ANNUAL FUND OPERATING EXPENSES


      TOTAL ANNUAL FUND OPERATING EXPENSES                MINIMUM                        MAXIMUM
----------------------------------------------   ---------------------------   ---------------------------
Expenses that are deducted from Fund assets,     Annual charge of 0.57%(1)     Annual charge of 1.37%
including management fees, distribution and/or   of average daily net assets   of average daily net assets
service (12b-1) fees and other expenses.



The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements, while other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The lowest and highest Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements, respectively, are 0.57% and 1.37% respectively for the year ended December 31, 2008. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.


     THE FUND'S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

                 THE COMPANY, THE SEPARATE ACCOUNT AND THE FUNDS

WHO IS THE COMPANY?

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company and the principal office was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400. Unless otherwise specified, any reference to the "Company" refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity ").

Commonwealth Annuity is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity was a direct subsidiary of First Allmerica Financial Life Insurance Company, which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Commonwealth Annuity became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004.


As of December 31, 2008, Commonwealth Annuity had $6 billion in assets and $12 billion of life insurance in force.


Commonwealth Annuity is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Its Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

WHAT IS THE SEPARATE ACCOUNT?

In this prospectus, "Separate Account" refers to the VEL II Account of Commonwealth Annuity. The Separate Account is a separate investment account compromised of Sub-Accounts. Each Sub-Account invests in a corresponding investment portfolio ("Fund") of a management investment company. The assets used to fund the variable portion of the Policy are set aside in the Separate Account, and are kept separate from the general assets of the Company. Under Massachusetts law, assets equal to the reserves and other liabilities of the Separate Account may not be charged with any liabilities arising out of any other business of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains or capital losses of the Company, or the other Sub-Accounts. The Company is obligated to pay all amounts promised under the Policies.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts. The Company may also offer other variable life insurance policies investing in the Separate Account, which are not discussed in this Prospectus. In addition the Separate Account may invest in other funds that are not available to the Policies described in this prospectus.

WHAT ARE THE FUNDS?

Each Sub-Account invests in a corresponding investment portfolio ("Fund") of an open-end management investment company. The Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Funds may manage publicly traded mutual funds with similar names and objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Funds is set forth below. Certain Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level. In some states, insurance regulations may restrict the availability of particular Funds.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)

ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P.

ADVISER: GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL - GOLDMAN SACHS VIT
         STRATEGIC INTERNATIONAL EQUITY FUND

GOLDMAN SACHS VIT CAPITAL GROWTH FUND - seeks long-term growth of capital.

GOLDMAN SACHS VIT CORE FIXED INCOME FUND - seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index.

GOLDMAN SACHS VIT EQUITY INDEX FUND - seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.

GOLDMAN SACHS VIT GOVERNMENT INCOME FUND - seeks a high level of current income, consistent with safety of principal.

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND - seeks long-term growth of capital.

GOLDMAN SACHS VIT MID CAP VALUE FUND - seeks long-term capital appreciation.

GOLDMAN SACHS VIT MONEY MARKET FUND - The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar denominated obligations of foreign banks, foreign companies and foreign governments.

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - seeks long-term capital appreciation. The Fund seeks this objective by investing in the stocks of leading companies within developed and emerging countries around the world, outside the U.S. This Fund was formerly known as Goldman Sachs International Equity Fund.

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - The Fund seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy.9+

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)

ADVISER: A I M ADVISORS, INC.


AIM V.I. GLOBAL HEALTH CARE FUND -- The fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of health care industry companies. The sub-advisers are Invesco Trimark Ltd., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional

(N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)

ADVISER: ALLIANCEBERNSTEIN L.P.

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO -- seeks long-term growth of capital.

DELAWARE VIP TRUST

ADVISER: DELAWARE MANAGEMENT COMPANY


DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES -- seeks long-term growth without undue risk to principal. The Series invests primarily in equity securities that provide the potential for capital appreciation. At least 65% of the Series' total assets will be invested in equity securities of issuers from foreign countries. The Series may invest more than 25% of its total assets in the securities of issuers located in the same country.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS

ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO -- seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, ("FIIA"), Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.

FIDELITY VIP EQUITY-INCOME PORTFOLIO seeks reasonable income. The Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500(SM) Index (S&P 500(R)). The sub-adviser is FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The sub-adviser is FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks high level of current income, while also considering growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

ADVISER: FRANKLIN ADVISERS, INC.

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies, and normally invests predominantly in equity securities.

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies and normally invests predominantly in equity securities.

JANUS ASPEN SERIES (SERVICE SHARES)

ADVISER: JANUS CAPITAL MANAGEMENT LLC


JANUS ASPEN JANUS PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital. This Portfolio was formerly known as Janus Aspen Large Cap Growth Portfolio


T. ROWE PRICE INTERNATIONAL SERIES, INC.

ADVISER: T. ROWE PRICE INTERNATIONAL, INC.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. Normally at least 80% of the fund's net assets will be invested in stocks. The fund is intended for long-term investors who can accept the price volatility inherent in common stock investing, and is subject to the risks unique to international investing such as changes in currency values, and also geographic or, potentially, emerging markets risks. The sub-adviser is T. Rowe Price Associates, Inc.

                                      * * *

If there is a material change in the investment policy of a fund, we will notify you of the change. If you have Policy Value allocated to that fund, you may without charge reallocate the Policy Value to another fund or to the Fixed Account. We must receive your written request within 60 days of the LATEST of the:

     -    Effective date of the change in the investment policy OR

     -    Receipt of the notice of your right to transfer.

                                   THE POLICY

As of the date of this Prospectus, the Company has effectively ceased issuing new Policies, except in connection with certain pre-existing contractual plans and programs. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Policyowners. The Policy together with its attached application constitutes the entire agreement between you and the Company.

HOW DO I COMMUNICATE WITH THE COMPANY?

You may contact us at the address or telephone number shown on the cover of this Prospectus or by contacting your agent.

EFFECTIVE DATE OF TRANSACTIONS

Once your Policy is in force, the effective date of payments, forms and requests you send is usually determined by the day and time we receive the item in good order at the mailing address that appears in this Prospectus. "Good order" means that we have received all information, letters, forms or other documents, completed to our satisfaction, which we believe are necessary to process the transaction. Premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive in good order before the close of business (usually 4:00 p.m. Eastern time, or the close of the New York Stock Exchange, if earlier) on a business day will normally be effective as of the end of that day, unless the transaction is scheduled to occur on another business day. If we receive your payment or request after the close of business on a business day, your payment or request will be effective as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.

Other forms, notices and requests are normally effective on the day that we receive them in good order, unless the transaction is scheduled to occur on another business day. Assignments, change of owner and change of beneficiary forms are effective as of the day you sign the assignment or form, once we receive them in good order.

WRITTEN REQUESTS

Whenever this Prospectus refers to a communication as a "written request," it means in writing, in form and substance reasonably satisfactory to us, and received at the mailing address indicated on the cover of this Prospectus. We will process the transaction when the written request is received in good order. For some transactions, including assignments, loans, withdrawals, and surrender of the Policy, we require you to use Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain Company forms at our Company web site: https://cwannuity.se2.com.

TELEPHONE REQUESTS

You have the privilege to make telephone requests. The Company and our agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others things, requiring some form of personal identification prior to acting upon instructions received by telephone. All transfer instructions by telephone are tape recorded.

We cannot guarantee that you will always be able to reach us to complete a telephone transaction. We reserve the right to modify or discontinue the privilege to make requests by telephone at any time without prior notice. Under these circumstances, you should submit your request in writing or other form acceptable to us.

HOW DO I APPLY FOR A POLICY?

The Company is not currently issuing new Policies. The following is provided as general information concerning the Company's procedures for issuing policies.

Upon receipt at its Service Office of a completed application from a prospective Policyowner, the Company will follow certain insurance underwriting procedures designed to determine whether the proposed Insured is insurable. This process may involve medical examinations, and may require that further information be provided by the proposed Policyowner before a determination of insurability can be made. The Company reserves the right to reject an application which does not meet its underwriting guidelines, but in underwriting insurance, the Company complies with all applicable federal and state prohibitions concerning unfair discrimination. If the application is approved and the Policy is issued and accepted by you, the initial premium held in the General Account will be credited with interest at a specified rate, beginning not later than the date of receipt of the premium at the Service Office. IF A POLICY IS NOT ISSUED, THE PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.

It is possible to obtain life insurance protection during the underwriting process through a Conditional Insurance Agreement. If at the time of application you make a payment equal to at least one minimum monthly payment for the Policy as applied for, the Company will provide conditional insurance, subject to the terms of the Conditional Insurance Agreement. This coverage generally will continue for a maximum of 90 days from the date of the application or the completion of a medical exam, should one be required. In no event will any insurance proceeds be paid under the Conditional Insurance Agreement if death is by suicide.

CAN I EXAMINE AND CANCEL THE POLICY OR AN INCREASE IN FACE AMOUNT?

Yes. The Policy provides for an initial "Free-Look" period. You may cancel the Policy by mailing or delivering the Policy to the Service Office or an agent of the Company on or before the latest of:

     -    45 days after the application for the Policy is signed, or

     - 10 days after you receive the Policy (or longer if required by state law), or

     - 10 days after the Company mails or personally delivers a Notice of Withdrawal Rights to you; or

     - 60 days after you receive the Policy, if the Policy was purchased in New York as a replacement for an existing policy.

When you return the Policy, the Company will mail a refund to you within seven days. The refund of any premium paid by check, however, may be delayed until the check has cleared your bank.

Where required by state law, the refund will equal the premiums paid. In all other states or if the Policy was issued in New York as a replacement, the refund will equal the sum of:

(1) the difference between the premiums, including fees and charges paid, and any amounts allocated to the Separate Account, plus

(2)  the value of the amounts allocated to the Separate Account, plus

(3)  any fees or charges imposed on the amounts allocated to the Separate
     Account.

The amount refunded in (1) above includes any premiums allocated to the General Account.

FREE LOOK WITH FACE AMOUNT INCREASES

After an increase in the Face Amount, the Company will mail or personally deliver a notice of a "Free Look" with respect to the increase. You will have the right to cancel the increase before the latest of:

     -    45 days after the application for the increase is signed, or

     - 10 days after you receive the new specifications pages issued for the increase (or longer if required by state law), or

     - 10 days after the Company mails or delivers a Notice of Withdrawal Rights to you.

Upon canceling the increase, you will receive a credit to your Policy Value of charges which would not have been deducted but for the increase. The amount to be credited will be refunded if you so request. The Company also will waive any surrender charge calculated for the increase.

IS THERE A PAID-UP INSURANCE OPTION?

Upon Written Request, a Policyowner may exercise a paid-up insurance option. Paid-up life insurance is fixed insurance, usually having a reduced Face Amount, for the lifetime of the Insured with no further premiums due. If the Policyowner elects this option, certain Policyowner rights and benefits may be limited.

The paid-up fixed insurance will be in the amount that the Surrender Value of the Policy can purchase for a net single premium at the Insured's Age and Underwriting Class on the date this option is elected. The Company will transfer any Policy Value in the Separate Account to the General Account on the date it receives the Written Request to elect the option. If the Surrender Value exceeds the net single premium necessary for the fixed insurance, the Company will pay the excess to the Policyowner. The net single premium is based on the Commissioners 1980 Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Table B for unisex Policies) with increases in the tables for non-standard risks. Interest will not be less than 4.5%.

IF THE PAID-UP INSURANCE OPTION IS ELECTED, THE FOLLOWING POLICYOWNER RIGHTS AND BENEFITS WILL BE AFFECTED:

     - As described above, the paid-up insurance benefit is computed differently from the net death benefit, and the death benefit options will not apply.

     - The Company will transfer the Policy Value in the Separate Account to the General Account on the date it receives the written request to elect the option. The Company will not allow transfers of Policy Value from the General Account back to the Separate Account.

     -    The Policyowner may not make further premium payments.

     - The Policyowner may not increase or decrease the Face Amount or make partial withdrawals.

     -    Riders will continue only with the Company's consent.

After electing paid-up fixed insurance, the Policyowner may make Policy loans or surrender the Policy for its net cash value. The cash value is equal to the net single premium for paid-up insurance at the Insured's attained age. The net cash value is the cash value less any outstanding loans.

DOES THE COMPANY SUPPORT INCENTIVE FUNDING DISCOUNTING?

Yes. The Company will lower the cost of insurance charges by 5% during any Policy year for which you qualify for an incentive funding discount. To qualify, total premiums paid under the Policy, less any debt, withdrawals and withdrawal charges, and transfers from other policies issued by the Company, must exceed 90% of the guideline level premiums (as defined in Section 7702 of the Internal Revenue Code of 1986 (the "Code"), accumulated from the Date of Issue to the date of qualification. The incentive funding discount is not available in all states.

The amount needed to qualify for the incentive funding discount is determined on the Date of Issue for the first Policy year and on each Policy anniversary for each subsequent Policy year. If the Company receives the proceeds from a Policy issued by an unaffiliated company to be exchanged for the Policy, however, the qualification for the incentive funding discount for the first Policy year will be determined on the date the proceeds are received by the Company, and only insurance charges becoming due after the date such proceeds are received will be eligible for the incentive funding discount.

HOW DO I MAKE PAYMENTS?

Payments are payable to the Company, and may be mailed to the Service Office or paid through one of the Company's authorized agents. All premium payments after the initial premium payment are credited to the Separate Account or the General Account as of date of receipt at the Service Office. Payments received before the close of business (usually 4:00 p.m. Eastern time, or the close of the New York Stock Exchange, if earlier) on a business day will normally be credited to the Variable Account or the Fixed Account as of the end of that day. If we receive your payment after the close of business on a business day, your payment or request will be effective as of the end of the next business day.

PREMIUM FLEXIBILITY

Unlike conventional insurance policies, the Policy does not obligate you to pay premiums in accordance with a rigid and inflexible premium schedule. You may establish a schedule of planned premiums which will be billed by the Company at regular intervals. Failure to pay planned premiums will not itself cause the Policy to lapse. However, if the optional Guaranteed Death Benefit rider is in effect, certain minimum premium payment tests must be met.

You also may make unscheduled premium payments at any time prior to the Final Premium Payment Date or skip planned premium payments, subject to the maximum and minimum premium limitations described below.

You also may elect to pay premiums by means of a monthly automatic payment procedure. Under this procedure, amounts will be deducted each month from your checking account, generally on the Monthly Payment Date, from your checking account and applied as a premium under a Policy. The minimum payment permitted under this procedure is $50.

Premiums are not limited as to frequency and number. No premium payment may be less than $100, however, without the Company's consent. Moreover, premium payments must be sufficient to provide a positive Surrender Value at the end of each Policy month, or the Policy may lapse.

MINIMUM MONTHLY FACTOR

The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

     - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

     -    Debt does not exceed Policy Value less surrender charges, then

     -    the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

In no event may the total of all premiums paid exceed the current maximum premium limitations set forth in the Policy, which are required by federal tax laws. These maximum premium limitations will change whenever there is any change in the Face Amount, the deletion of a rider, or a change in the Sum Insured Option. If a premium is paid which would result in total premiums exceeding the current maximum premium limitations, the Company will accept only that portion of the premiums that shall make total premiums equal the maximum. Any part of the premiums in excess of that amount will be returned, and no further premiums will be accepted until allowed by the current maximum premium limitation prescribed by Internal Revenue Service ("IRS") rules.

Notwithstanding the current maximum premium limitations, however, the Company will accept a premium that is needed in order to prevent a lapse of the Policy during a Policy year.

HOW DO I ALLOCATE MY NET PAYMENTS?

The Net Premium equals the premium paid less the 3.50% tax expense charge. In the application for a Policy, you indicate the initial allocation of Net Premiums among the General Account and the Sub-Accounts of the Separate Account. You may allocate premiums to one or more Sub-Accounts, but may not have Policy Value in more than 20 Sub-Accounts at any one time. The minimum amount that may be allocated to a Sub-Account is 1% of Net Premium paid. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.

FUTURE CHANGES ALLOWED

You may change the allocation of future Net Premiums by written or telephone request. An allocation change will be effective as of the date of receipt of the request in good order at the Service Office.

INVESTMENT RISK

The Policy Value in the Sub-Accounts will vary with their investment experience. You bear this investment risk. The investment performance may affect the Death Proceeds as well. Policyowners should periodically review their allocations of premiums and Policy Value in light of market conditions and overall financial planning requirements.

CAN I MAKE TRANSFERS?

Yes. Subject to the Company's then current rules, you may transfer the Policy Value among the Sub-Accounts or between a Sub-Account and the General Account. However, the Policy Value held in the General Account to secure a Policy loan may not be transferred. If we receive a transfer request after the close of business (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange, if earlier), it will be effected at the end of the next business day.

IS THE TRANSFER PRIVILEGE SUBJECT TO ANY LIMITATIONS?

Yes. The transfer privilege is subject to the Company's consent. The Company reserves the right to impose limitations on transfers including, but not limited to:

     -    the minimum or maximum amount that may be transferred,

     - the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account,

     -    the minimum period of time between transfers, and

     -    the maximum number of transfers in a period.

If you request a transfer from a Sub-Account that is higher than your Policy Value in the Sub-Account on the valuation date for the transfer request (for example, if you request a transfer of $100 from a Sub-Account and the Policy Value in the Sub-Account is only $98 on the valuation date), we will transfer all of the Policy Value in the Sub-Account.

Currently, transfers to and from the General Account are permitted only if:

     - There has been at least a 90-day period since the last transfer from the General Account, and

     - the amount transferred from the General Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Policy.

Currently, the first 12 transfers in a Policy year will be free of a transfer charge. Thereafter, a $10 transfer charge will be deducted from the amount transferred for each transfer in that Policy year. The Company may increase or decrease this charge, but it is guaranteed never to exceed $25. Any transfers made with respect to a conversion privilege, Policy loan or material change in investment Policy will not count towards the 12 free transfers.

These rules are subject to change by the Company.

ARE THERE RESTRICTIONS ON DISRUPTIVE TRADING?

This Policy is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Fund (collectively, "Disruptive Trading"). These activities may require the Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Fund's shares, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs of the Funds. As a result, Disruptive Trading may adversely affect an Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policy Owners.

In order to protect our Policy Owners and the Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

-    the number of transfers made over a period of time;

-    the length of time between transfers;

- whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Funds;

-    the dollar amount(s) requested for transfers; and

- whether the transfers are part of a group of transfers made by a third party on behalf of several individual Policy Owners; and

-    the investment objectives and/or size of the Funds.

We may increase our monitoring of Policy Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Policy Owners. We will also investigate any patterns of disruptive trading identified by the Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-Account to Sub-Account. The Disruptive Trading Procedures limit the number of transfers a Policy Owner may make during a given period, limit the number of times a Policy Owner may transfer into particular funds during a given period, and place restrictions as to the time or means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. In certain states, the Disruptive Trading Procedures apply dollar or percentage limitations, rather than restrictions on the number of transfers. Subject to the terms of the Policy, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners or other holders of the Funds.

In addition, some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Policy Owner has requested. In the future, some Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

We apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Policy Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Policy Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions, you may experience dilution in the value of your Fund shares. There may be increased brokerage and administrative costs within the Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Fund or its principal underwriter that will obligate us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Fund.

IS THERE A DOLLAR-COST AVERAGING OPTION OR AUTOMATIC REBALANCING OPTION?

Yes. You may have automatic transfers of at least $100 a month made on a periodic basis:

     - from the Sub-Accounts which invest in the Goldman Sachs VIT Money Market Fund and Goldman Sachs VIT Government Income Fund, respectively, to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

     - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, bi-monthly, quarterly, semi-annual or annual schedule. The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year; each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made free of charge. Generally, all transfers will be processed on the 15th of each scheduled month. If the 15th is not a business day, however, or is the Monthly Payment Date, the automatic transfer will be processed on the next business day. The Dollar-Cost Averaging Option and the Automatic Rebalancing Option may not be in effect at the same time.

If the policy goes into a grace period (see WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY? under TERMINATION AND REINSTATEMENT), automatic Dollar Cost Averaging and Automatic Account Rebalancing transactions are suspended. If you make sufficient payments to keep the policy in force, Dollar Cost Averaging and Automatic Account Rebalancing will resume with the next scheduled automatic transaction.

CAN I MAKE FUTURE CHANGES UNDER MY POLICY?

Yes. There are several changes you can make after receiving your Policy, within limits. You may:

     -    Cancel your Policy under its right-to-examine provision

     -    Transfer your ownership to someone else

     -    Change the beneficiary

     - Change the allocation of payments, with no tax consequences under current law

     -    Make transfers of Policy Value among the funds

     -    Adjust the death benefit by increasing or decreasing the Face Amount

     -    Add or remove certain optional insurance benefits

HOW DO I CHANGE THE FACE AMOUNT OF MY POLICY?

Subject to certain limitations, you may increase or decrease the specified Face Amount of a Policy at any time by submitting a Written Request to the Company. Any increase or decrease in the specified Face Amount requested by you will become effective on the Monthly Payment Date on or next following the date of receipt of the request at the Service Office or, if Evidence of Insurability is required, the date of approval of the request.

INCREASES IN THE FACE AMOUNT

Along with the Written Request for an increase, you must submit satisfactory Evidence of Insurability. The consent of the Insured also is required whenever the Face Amount is increased. A request for an increase in the Face Amount may not be less than $10,000. You may not increase the Face Amount after the Insured reaches Age 85. An increase must be accompanied by an additional premium if the Surrender Value is less than $50 plus an amount equal to the sum of two Minimum Monthly Factors.

On the effective date of each increase in the Face Amount, a transaction charge of $40 will be deducted from the Policy Value for administrative costs. The effective date of the increase will be the first Monthly Payment Date on or following the date all of the conditions for the increase are met.

An increase in the Face Amount generally will affect the Insurance Amount at Risk, and may affect the portion of the Insurance Amount at Risk included in various Premium Classes (if more than one Premium Class applies), both of which may affect the monthly cost of insurance charges. A surrender charge also will be calculated for the increase.

After increasing the Face Amount, you will have the right (1) during a Free-Look Period, to have the increase canceled and the charges which would not have been deducted but for the increase will be credited to the Policy, and (2) during the first 24 months following the increase, to transfer any or all Policy Value to the General Account free of charge. A refund of charges which would not have been deducted but for the increase will be made at your request.

DECREASES IN THE FACE AMOUNT

The minimum amount for a decrease in the Face Amount is $10,000. The Face Amount in force after any decrease may not be less than $50,000. If, following a decrease in the Face Amount, the Policy would not comply with the maximum premium limitation applicable under the IRS Rules, the decrease may be limited or Policy Value may be returned to the Policyowner (at your election) to the extent necessary to meet the requirements. A return of Policy Value may result in tax liability to you.

A decrease in the Face Amount will affect the total Insurance Amount at Risk and the portion of the Insurance Amount at Risk covered by various Premium Classes, both of which may affect a Policyowner's monthly cost of insurance charges. For purposes of determining the cost of insurance charge, any decrease in the Face Amount will reduce the Face Amount in the following order:

     -    the Face Amount provided by the most recent increase;

     -    the next most recent increases successively; and

     -    the initial Face Amount.

This order also will be used to determine whether a surrender charge will be deducted and in what amount. If you request a decrease in the Face Amount, the amount of any surrender charge deducted will reduce the current Policy Value. You may specify one Sub-Account from which the surrender charge will be deducted. If no specification is provided, the Company will make a Pro-Rata Allocation. The current surrender charge will be reduced by the amount deducted.

CAN I CONVERT MY POLICY INTO A FIXED POLICY?

Once during the first 24 months after the Date of Issue or after the effective date of an increase in Face Amount (assuming the Policy is in force), you may convert your Policy without Evidence of Insurability to a flexible premium adjustable life insurance policy with fixed and guaranteed minimum benefits. Assuming that there have been no increases in the initial Face Amount, you can accomplish this within 24 months after the Date of Issue by transferring, without charge, the Policy Value in the Separate Account to the General Account and by simultaneously changing your premium allocation instructions to allocate future premium payments to the General Account. Within 24 months after the effective date of each increase, you can transfer, without charge, all or part of the Policy Value in the Separate Account to the General Account and simultaneously change your premium allocation instructions to allocate all or part of future premium payments to the General Account.

Where required by state law, at your request the Company will issue a flexible premium adjustable life insurance Policy to you. The new Policy will have the same Face Amount, Issue Age, Dates of Issue, and Premium Class as the original Policy.

CAN I MAKE POLICY LOANS?

You may borrow against the Policy Value. Policy loans may be obtained by request to the Company on the sole security of the Policy. The total amount which may be borrowed is the Loan Value.

In the first Policy year, the Loan Value is 75% of Policy Value reduced by applicable surrender charges, as well as Monthly Deductions and interest on Debt to the end of the Policy year. The Loan Value in the second Policy year and thereafter is 90% of an amount equal to the Policy Value reduced by applicable surrender charges. There is no minimum limit on the amount of the loan.

You must use Company forms to request a loan. You may obtain a Company loan form by calling 1-800-533-7881. You may also obtain a Company loan form at our Company web site, https://cwannuity.se2.com.

The loan amount normally will be paid within seven days after the Company receives the written loan request on a Company loan form at the Service Office, but the Company may delay payments under certain circumstances.

A Policy loan may be allocated among the General Account and one or more Sub-Accounts. If you do not make an allocation, the Company will make a Pro-Rata Allocation based on the amounts in the Accounts on the date the Company receives the loan request. The Policy Value in each Sub-Account equal to the Policy loan allocated to such Sub-Account will be transferred to the General Account as security for the loan, and the number of Accumulation Units equal to the Policy Value so transferred will be canceled. This will reduce the Policy Value in these Sub-Accounts. These transactions are not treated as transfers for purposes of the transfer charge.

The Policy loan rights of Policyowners who are participants under Section 403(b) plans are restricted.

LOAN AMOUNT EARNS INTEREST IN GENERAL ACCOUNT

As long as the Policy is in force, the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 6.00% per year. NO ADDITIONAL INTEREST WILL BE CREDITED TO SUCH POLICY VALUE.

PREFERRED LOAN OPTION

A preferred loan option is available under the Policy. The preferred loan option will be available upon written request. It may be revoked by you at any time. You may change a preferred loan to a non-preferred loan at any time upon written request. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account that is equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current position is to credit a rate of interest equal to the rate being charged for the preferred loan.

There is some uncertainty as to the tax treatment of preferred loans, which may be treated as a taxable distribution from the Policy. Consult a qualified tax adviser. THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.

LOAN INTEREST CHARGED

Outstanding Policy loans are charged interest. Interest accrues daily and is payable in arrears at the annual rate of 8%. Interest is due and payable at the end of each Policy year or on a pro-rata basis for such shorter period as the loan may exist. Interest not paid when due will be added to the loan amount and will bear interest at the same rate. If the new loan amount exceeds the Policy Value in the General Account after the due and unpaid interest is added to the loan amount, the Company will the transfer Policy Value equal to that excess loan amount from the Policy Value in each Sub-Account to the General Account as security for the excess loan amount. The Company will allocate the amount transferred among the Sub-Accounts in the same proportion that the Policy Value in each Sub-Account bears to the total Policy Value in all Sub-Accounts.

REPAYMENT OF LOANS

Loans may be repaid at any time prior to the lapse of the Policy. Upon repayment of the Debt, the portion of the Policy Value that is in the General Account securing the loan repaid will be allocated to the various Accounts and increase the Policy Value in such accounts in accordance with your instructions. If you do not make a repayment allocation, the Company will allocate Policy Value in accordance with your most recent premium allocation instructions; provided, however, that loan repayments allocated to the Separate Account cannot exceed the Policy Value previously transferred from the Separate Account to secure the Debt.

If Debt exceeds the Policy Value less the surrender charge, the Policy will terminate. A notice of such pending termination will be mailed to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value.

EFFECT OF POLICY LOANS

Policy loans may be repaid at any time prior to the lapse of the Policy. However, because Policy loans do not participate in the investment experience of the Separate Account, Policy loans will permanently affect the Policy Value and Surrender Value, and may permanently affect the Death Proceeds, whether or not the loan is repaid. The effect could be favorable or unfavorable, depending upon whether the investment performance of the Sub-Account(s) is less than or greater than the interest credited to the Policy Value in the General Account that is security for the loan. Moreover, outstanding Policy loans and the accrued interest will be deducted from the proceeds payable upon the death of the Insured or surrender.

ARE POLICY LOANS PERMITTED IF THE POLICY WAS ISSUED IN CONNECTION WITH A TSA
PLAN?

If your Policy was issued in connection with a TSA plan, Policy loans are permitted in accordance with the terms of the Policy. However, if a Policy loan does not comply with the requirements of Code Section 72(p), the TSA plan may become disqualified and Policy Values may be includible in your current income. Policy loans must meet the following additional requirements:

- Loans must be repaid within five years, except when the loan is used to acquire any dwelling unit which within a reasonable time is to be used as the Policy owner's principal residence.

- All Policy loans must be amortized on a level basis with loan repayments being made not less frequently than quarterly.

- The sum of all outstanding loan balances for all loans from all of your TSA plans may not exceed the lesser of:

          - $50,000 reduced by the excess (if any) of the highest outstanding balance of loans from all of the Policy owner's TSA plans during the one-year period preceding the date of the loan, minus the outstanding balance of loans from the Policy owner's TSA plans on the date on which such loan was made;

                                       OR

          - 50% of the Policy owner's non-forfeitable accrued benefit in all of his/her TSA plans, but not less than $10,000.

A QUALIFIED TAX ADVISER SHOULD BE CONSULTED BEFORE REQUESTING A POLICY LOAN IN CONNECTION WITH A TSA PLAN.

CAN I SURRENDER THE POLICY?

Yes. You may surrender the Policy and receive its Surrender Value. You must use Company forms to surrender the Policy. You may obtain a Company surrender form by calling 1-800-533-7881. The Surrender Value will be calculated as of the Valuation Date on which the Policy and completed surrender forms are received in good order at the Service Office.

The Surrender Value is equal to:

     -    the Policy Value, MINUS

     -    any Debt and applicable surrender charges.

A surrender charge is calculated upon issuance of the Policy and from the effective date of any increase in the Face Amount. The duration of the surrender charge is 15 years for issue Ages 0 through 50, grading down to 10 years for issue Ages 55 and above.

The proceeds on surrender may be paid in a single lump sum or under one of the payment options. Normally, the Company will pay the Surrender Value within seven days following the Company's receipt of the surrender request, but the Company may delay payment under the circumstances described under OTHER INFORMATION - CAN THE COMPANY DELAY PAYMENTS TO ME?

The surrender rights of Policyowners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas
ORP) are restricted.

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

CAN I MAKE PARTIAL WITHDRAWALS?

Yes. Any time after the first Policy year, you may withdraw a portion of the Surrender Value of your Policy, subject to the limits stated below. You must use Company forms to request a withdrawal. You may obtain a Company withdrawal form by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site, https://cwannuity.se2.com. The written request on a Company withdrawal form must indicate the dollar amount you wish to receive and the Accounts from which such amount is to be withdrawn. You may allocate the amount withdrawn among the Sub-Accounts and the General Account. If you do not provide allocation instructions, the Company will make a Pro-Rata Allocation. Each partial withdrawal must be in a minimum amount of $500.

Under Sum Insured Option 1, the Face Amount is reduced by the amount of the withdrawal, and a withdrawal will not be allowed if it would reduce the Face Amount below $40,000. See THE DEATH BENEFIT.

A withdrawal from a Sub-Account will result in the cancellation of the number of Accumulation Units equivalent in value to the amount withdrawn. The amount withdrawn equals the amount requested by you plus the transaction charge and any applicable partial withdrawal charge. Normally, the Company will pay the amount of the partial withdrawal within seven days following the Company's receipt of the partial withdrawal request, but the Company may delay payment under certain circumstances.

The withdrawal rights of Policyowners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas
ORP) are restricted. For important tax consequences which may result from partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

WHAT IS THE POLICY VALUE?

The Policy Value is the total amount available for investment, and is equal to the sum of:

     -    your accumulation in the General Account, plus

     -    the value of the Accumulation Units in the Sub-Accounts.

The Policy Value is used in determining the Surrender Value (the Policy Value less any Debt and applicable surrender charges). There is no guaranteed minimum Policy Value. Because the Policy Value on any date depends upon a number of variables, it cannot be predetermined.

The Policy Value and the Surrender Value will reflect the frequency and amount of Net Premiums paid, interest credited to accumulations in the General Account, the investment performance of the chosen Sub-Accounts, any partial withdrawals, any loans, any loan repayments, any loan interest paid or credited, and any charges assessed in connection with the Policy.

CALCULATION OF POLICY VALUE

The Policy Value is determined first on the Date of Issue and thereafter on each Valuation Date. On the Date of Issue, the Policy Value will be the Net Premiums received, plus any interest earned during the underwriting period when premiums are held in the General Account (before being transferred to the Separate Account) less any Monthly Deductions due. On each Valuation Date after the Date of Issue the Policy Value will be:

     - the aggregate of the values in each of the Sub-Accounts on the Valuation Date, determined for each Sub-Account by multiplying the value of an Accumulation Unit in that Sub-Account on that date by the number of such Accumulations Units allocated to the Policy; plus

     - the value in the General Account (including any amounts transferred to the General Account as collateral with respect to a loan).

Thus, the Policy Value is determined by multiplying the number of Accumulation Units in each Sub-Account by the value of the applicable Accumulation Units on the particular Valuation Date, adding the products, and adding the amount of the accumulations in the General Account, if any.

THE ACCUMULATION UNIT

Each Net Premium is allocated to the Sub-Account(s) selected by you. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account.

The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the Net Premium allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units will remain fixed unless changed by a subsequent split of Accumulation Unit value, transfer, partial withdrawal or Policy surrender. In addition, if the Company is deducting the Monthly Deduction or other charges from a Sub-Account, each such deduction will result in cancellation of a number of Accumulation Units equal in value to the amount deducted.

The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account. That experience, in turn, will reflect the investment performance, expenses and charges of the respective Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account. The dollar value of an Accumulation Unit on a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy is received) when there is a sufficient degree of trading in an Fund's securities such that the current net asset value of the Sub-Accounts may be affected materially.

NET INVESTMENT FACTOR

The net investment factor measures the investment performance of a Sub-Account of the Separate Account during the Valuation Period just ended. The net investment factor for each Sub-Account is equal to 1.0000 plus the number arrived at by dividing (a) by (b) and subtracting (c) and (d) from the result, where:

(a) is the investment income of that Sub-Account for the Valuation Period, plus capital gains, realized or unrealized, credited during the Valuation Period; minus capital losses, realized or unrealized, charged during the Valuation Period; adjusted for provisions made for taxes, if any;

(b) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(c) is a charge for each day in the Valuation Period equal, on an annual basis, to 0.65% of the daily net asset value of that Sub-Account for mortality and expense risks. This charge may be increased or decreased by the Company, but may not exceed 0.90%; and

(d) is the Separate Account administrative charge for each day in the Valuation Period equal, on an annual basis, to 0.15% of the daily net asset value of that Sub-Account. The administrative charge may be increased or decreased by the Company, but may not exceed 0.25%. This charge is applicable only during the first ten Policy years.

The net investment factor may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. You bear the investment risk.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company.

                                THE DEATH BENEFIT

As long as the Policy remains in force (see TERMINATION AND REINSTATEMENT), upon due proof of the Insured's death, the Company will pay the Death Proceeds of the Policy to the named Beneficiary. The Company normally will pay the Death Proceeds within seven days of receiving due proof of the Insured's death, but the Company may delay payments under certain circumstances. See OTHER INFORMATION -- CAN THE COMPANY DELAY PAYMENTS TO ME? The Death Proceeds may be received by the Beneficiary in cash or under one or more of the payment options set forth in the Policy. See THE DEATH BENEFIT - WHAT ARE THE DEATH PROCEEDS PAYMENT OPTIONS?

Prior to the Final Premium Payment Date, the Death Proceeds are equal to:

     - the Sum Insured provided under Option 1 or Option 2, whichever is elected and in effect on the date of death; plus

     - any additional insurance on the Insured's life that is provided by rider; minus

     - any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Policy month in which the Insured dies.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the Guaranteed Death Benefit Rider is in effect. If the Guaranteed Death Benefit Rider is in effect, the Death Proceed equal the greater of the Face Amount or Surrender Value. The amount of Death Proceeds payable will be determined as of the date the Company receives due proof of the Insured's death for Option 2 and on the date of the Insured's death for Option 1.

WHAT ARE THE SUM INSURED OPTIONS?

The Policy provides two Sum Insured Options: Option 1 and Option 2, as described below. You designate the desired Sum Insured Option in the application. You may change the Option once per Policy year by written request. There is no charge for a change in Option.

Under Option 1, the Sum Insured is equal to the greater of the Face Amount of insurance or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is equal to the greater of the Face Amount of insurance plus the Policy Value or the Guideline Minimum Sum Insured.

GUIDELINE MINIMUM SUM INSURED

To remain qualified as "life insurance" for federal tax purposes, federal tax law requires that policies have a minimum amount of pure life insurance protection in relation to the size of the Policy Value. The Guideline Minimum Sum Insured is used to determine compliance with this requirement. So long as the Policy qualifies as a life insurance contract, the insurance proceeds will be excluded from the gross income of the Beneficiary.

                       GUIDELINE MINIMUM SUM INSURED TABLE

 AGE OF INSURED    PERCENTAGE OF
ON DATE OF DEATH    POLICY VALUE
----------------   -------------
  40 and under          250%
  45                    215%
  50                    185%
  55                    150%
  60                    130%
  65                    120%
  70                    115%
  75                    105%

 AGE OF INSURED    PERCENTAGE OF
ON DATE OF DEATH    POLICY VALUE
----------------   -------------
  80                    105%
  85                    105%
  90                    105%
  95 and above          100%

For the Ages not listed, the progression between the listed Ages is linear.

Under both Option 1 and Option 2, the Sum Insured provides insurance protection. Under Option 1, the Sum Insured remains level unless the applicable percentage of Policy Value under the Guideline Minimum Sum Insured exceeds the Face Amount, in which case the Sum Insured will vary as the Policy Value varies. Under Option 2, the Sum Insured varies as the Policy Value changes.

For any Face Amount, the amount of the Sum Insured (and the Death Proceeds) will be greater under Option 2 than under Option 1. This is because the Policy Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. Under Option 2, however, the cost of insurance included in the Monthly Deduction will be greater, and the rate at which Policy Value will accumulate will be slower (assuming the same specified Face Amount and the same actual premiums paid). See CHARGES AND DEDUCTIONS --WHAT IS THE MONTHLY DEDUCTION?

If you desire to have premium payments and investment performance reflected in the amount of the Sum Insured, you should choose Option 2. If you desire premium payments and investment performance reflected to the maximum extent in the Policy Value, you should select Option 1.

CAN I CHANGE THE SUM INSURED OPTION?

Generally, the Sum Insured Option in effect may be changed once each Policy year by sending a Written Request for change to the Service Office. Changing Sum Insured Options will not require Evidence of Insurability. The effective date of any such change will be the Monthly Payment Date on or following the date of receipt of the request. No charges will be imposed on changes in Sum Insured Options.

CHANGE FROM OPTION 1 TO OPTION 2

If the Sum Insured Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Sum Insured less the Policy Value on the effective date of the change. This change may not be made if it would result in a Face Amount of less than $40,000. A change from Option 1 to Option 2 will not alter the amount of the Sum Insured at the time of the change, but will affect the determination of the Sum Insured from that point on. Because the Policy Value will be added to the new specified Face Amount, the Sum Insured will vary with the Policy Value. Under Option 2, the Insurance Amount at Risk always will equal the Face Amount unless the Guideline Minimum Sum Insured is in effect. The cost of insurance also may be higher or lower than it otherwise would have been without the change in Sum Insured Option. See CHARGES AND DEDUCTIONS -- WHAT IS THE MONTHLY DEDUCTION?

CHANGE FROM OPTION 2 TO OPTION 1

If the Sum Insured Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Sum Insured which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Policy Value on the date of the change). The amount of the Sum Insured will not be altered at the time of the change. The change in option, however, will affect the determination of the Sum Insured from that point on, since the Policy Value no longer will be added to the Face Amount in determining the Sum Insured; the Sum Insured will equal the new Face Amount (or, if higher, the Guideline Minimum Sum Insured). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Policy Value will reduce or increase, respectively, the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Separate Account, changing the Sum Insured Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and therefore the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.

A change in Sum Insured Option may result in total premiums paid exceeding the then-current maximum premium limitation determined by IRS Rules. In such event, the Company will pay the excess to the Policyowner.

IS A GUARANTEED DEATH BENEFIT AVAILABLE?

Yes. An optional Guaranteed Death Benefit Rider is available only at issue of the Policy. If this rider is in effect, the Company:

     - guarantees that your Policy will not lapse regardless of the investment performance of the Separate Account and

     -    provides a guaranteed death benefit.

In order to maintain the Guaranteed Death Benefit Rider, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount, as described below. In addition, a one-time administrative charge of $25 is deducted from Policy Value when the Rider is elected. Certain transactions, including Policy Loans, partial withdrawals, and changes in Sum Insured Options, can result in the termination of the rider. If this rider is terminated, it cannot be reinstated.

GUARANTEED DEATH BENEFIT TESTS

While the Guaranteed Death Benefit Rider is in effect, the Policy will not lapse if the following two tests are met:

1. Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any debt, partial withdrawals and withdrawal charges, must be greater than the Minimum Monthly Factors (if any) multiplied by the number of months which have elapsed since the Date of Issue or the effective date of increase; and

2.   On each Policy anniversary, (a) must exceed (b), where, since the Date of
     Issue:

     (a) is the sum of your premiums, less any withdrawals, partial withdrawal charges and debt which is classified as a preferred loan; and

     (b) is the sum of the minimum guaranteed death benefit premiums, as shown on the specifications page of the Policy.

GUARANTEED DEATH BENEFIT

If the Guaranteed Death Benefit Rider is in effect on the Final Premium Payment Date, guaranteed Death Proceeds will be provided as long as the rider is in force. The Death Proceeds will be the greater of:

     -    the Face Amount as of the Final Premium Payment Date; or

     - the Policy Value as of the date due proof of death is received by the Company.

TERMINATION OF THE GUARANTEED DEATH BENEFIT RIDER

The Guaranteed Death Benefit Rider will end and may not be reinstated on the first to occur of the following:

     -    foreclosure of a Policy Loan; or

     - the date on which the sum of your payments does not meet or exceed the applicable Guaranteed Death Benefit test (above); or any Policy change that results in a negative guideline level premium; or

     - the effective date of a change from Sum Insured Option 2 to Sum Insured Option I, if such change occurs within 5 Policy years of the Final Premium Payment Date; or

     - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.

It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Rider terminates. The net amount payable to keep the Policy in force will never exceed the surrender charge plus three Monthly Deductions.

WHAT ARE THE DEATH PROCEEDS PAYMENT OPTIONS?

During the Insured's lifetime, you may arrange for the Death Proceeds to be paid in a single sum or under one or more of the available payment options. These choices also are available at the Final Premium Payment Date and if the Policy is surrendered. The Company may make more payment options available in the future.

If no election is made, the Company will pay the Death Proceeds in a single sum. When the Death Proceeds are payable in a single sum, the Beneficiary may, within one year of the Insured's death, select one or more of the payment options if no payments have yet been made.

Upon Written Request, the Surrender Value or all or part of the Death Proceeds may be placed under one or more of the payment options below or any other option offered by the Company. If you do not make an election, the Company will pay the benefits in a single sum. A certificate will be provided to the payee describing the payment option selected. If a payment option is selected, the Beneficiary may pay to the Company any amount that would otherwise be deducted from the Sum Insured.

The amounts payable under a payment option for each $1,000 value applied will be the greater of:

     - The rate per $1,000 of value applied based on the Company's non-guaranteed current payment option rates for the Policy, or

     -    The rate in the Policy for the applicable payment option.

The following payment options are currently available. The amounts payable under these options are paid from the General Account. None is based on the investment experience of the Separate Account.

     Option A: PAYMENTS FOR A SPECIFIED NUMBER OF YEARS. The Company will make equal payments for any selected number of years (not greater than 30). Payments may be made annually, semi-annually, quarterly or monthly.

     Option B: LIFETIME MONTHLY PAYMENTS. Payments are based on the payee's age on the date the first payment will be made. One of three variations may be chosen. Depending upon this choice, payments will end:

          (1) upon the death of the payee, with no further payments due (Life Annuity), or

          (2) upon the death of the payee, but not before the sum of the payments made first equals or exceeds the amount applied under this option (Life Annuity with Installment Refund), or

          (3) upon the death of the payee, but not before a selected period (5, 10 or 20 years) has elapsed (Life Annuity with Period Certain).

     Option C: INTEREST PAYMENTS. The Company will pay interest at a rate determined by the Company each year, but which will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. Payments will end when the amount left with the Company has been withdrawn. However, payments will not continue after the death of the payee. Any unpaid balance plus accrued interest will be paid in a lump sum.

     Option D: PAYMENTS FOR A SPECIFIED AMOUNT. Payments will be made until the unpaid balance is exhausted. Interest will be credited to the unpaid balance. The rate of interest will be determined by the Company each year, but will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. The payment level selected must provide for the payment each year of at least 8% of the amount applied.

     Option E: LIFETIME MONTHLY PAYMENTS FOR TWO PAYEES. One of three variations may be chosen. After the death of one payee, payments will continue to the survivor:

          (1)  in the same amount as the original amount; or

          (2)  in an amount equal to 2/3 of the original amount; or

          (3)  in an amount equal to 1/2 of the original amount.

Payments are based on the payees' ages on the date the first payment is due. Payments will end upon the death of the surviving payee.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Owner and/or the Beneficiary provisions of your Policy, any option selection may be changed before the Death Proceeds become payable. If you make no selection, the Beneficiary may select an option when the Death Proceeds become payable.

If the amount of monthly income payments under Option B(3) for the attained age of the payee are the same for different periods certain, the Company will deem an election to have been made for the longest period certain which could have been elected for such age and amount.

You may give the Beneficiary the right to change from Option C or D to any other option at any time. If the payee selects Option C or D when the Death Proceeds become payable, the payee may reserve the right to change to any other option at a later date. The payee who elects to change options must also be a payee under the new option selected.

ADDITIONAL DEPOSITS

An additional deposit may be made to any proceeds when they are applied under Option B or E. A charge not to exceed 3% will be made. The Company may limit the amount of this deposit.

RIGHTS AND LIMITATIONS

A payee does not have the right to assign any amount payable under any option. A payee does not have the right to commute any amount payable under Option B or E. A payee will have the right to commute any amount payable under Option A only if the right is reserved in the Written Request selecting the option. If the right to commute is exercised, the commuted values will be computed at the interest rates used to calculate the benefits. The amount left under Option C, and any unpaid balance under Option D, may be withdrawn by the payee only as set forth in the Written Request selecting the option. A corporation or fiduciary payee may select only Option A, C or D. Such selection will be subject to the consent of the Company.

PAYMENT DATES

The first payment under any option, except Option C, will be due on the date the Policy matures by death or otherwise, unless another date is designated. Payments under Option C begin at the end of the first payment period.

The last payment under any option will be made as stated in the description of that option. However, should a payee under Option B or E die prior to the due date of the second monthly payment, the amount applied less the first monthly payment will be paid in a lump sum or under any option other than Option E. A lump sum payment will be made to the surviving payee under Option E or the succeeding payee under Option B.

                          TERMINATION AND REINSTATEMENT

WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY?

The failure to make premium payments will not cause the Policy to lapse unless:

(a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued; or

(b)  the Debt exceeds the Policy Value less surrender charges.

If one of these situations occurs, the Policy will be in default. You then will have a grace period of 62 days, measured from the date of default, to make sufficient payments to prevent termination. On the date of default, the Company will send a notice to you and to any assignee of record. The notice will state the amount of premium due and the date on which it is due.

During the grace period, automatic Dollar Cost Averaging ("DCA") and Automatic Account Rebalancing ("AAR") transactions are suspended. If you make sufficient payments to keep the policy in force, DCA and AAR will resume with the next scheduled automatic transaction.

Failure to make a sufficient payment within the grace period will result in termination of the Policy. If the Insured dies during the grace period, the Death Proceeds still will be payable, but any Monthly Deductions due and unpaid through the Policy month in which the Insured dies, and any other overdue charge, will be deducted from the Death Proceeds.

LIMITED 48-MONTH GUARANTEE

Except for the situation described in (b) above, the Policy is guaranteed not to lapse during the first 48 months after the Date of Issue or the effective date of an increase in the Face Amount if you make a minimum amount of premium payments. The minimum amount paid, minus the Debt, partial withdrawals and partial withdrawal charges, must be at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase, or a Policy Change which causes a change in the Minimum Monthly Factor has been in force. A Policy Change which may cause a change in the amount of the Minimum Monthly Factor is a change in the Face Amount or the deletion of a rider.

Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the Minimum Monthly Factor do not guarantee that the Policy will remain in force.

WHAT ARE THE REINSTATEMENT PROVISIONS OF THE POLICY?

If the Policy has not been surrendered and the Insured is alive, the terminated Policy may be reinstated any time within three years after the date of default and before the Final Premium Payment Date. The reinstatement will be effective on the Monthly Payment Date following the date you submit the following to the
Company:

     -    a written application for reinstatement,

     - Evidence of Insurability showing that the Insured is insurable according to the Company's underwriting rules, and

     - a premium that, after the deduction of the tax expense charge, is large enough to cover the minimum amount payable, as described below.

MINIMUM AMOUNT PAYABLE

If reinstatement is requested when fewer than 48 Monthly Deductions have been made since the Date of Issue or the effective date of an increase in the Face Amount, you must pay the lesser of the amount shown in A or B. Under A, the minimum amount payable is the Minimum Monthly Factor for the three-month period beginning on the date of reinstatement. Under B, the minimum amount payable is the sum of:

     - the amount by which the surrender charge as of the date of reinstatement exceeds the Policy Value on the date of default, PLUS

     - Monthly Deductions for the three-month period beginning on the date of reinstatement.

If reinstatement is requested after 48 Monthly Deductions have been made since the Date of Issue of the Policy or any increase in the Face Amount, you must pay the amount shown in B above. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement.

SURRENDER CHARGE

The surrender charge on the date of reinstatement is the surrender charge which would have been in effect had the Policy remained in force from the Date of Issue. The Policy Value less Debt on the date of default will be restored to the Policy to the extent it does not exceed the surrender charge on the date of reinstatement. Any Policy Value less the Debt as of the date of default which exceeds the surrender charge on the date of reinstatement will not be restored.

POLICY VALUE ON REINSTATEMENT

The Policy Value on the date of reinstatement is:

     - the Net Premium paid to reinstate the Policy increased by interest from the date the payment was received at the Service Office, PLUS

     - an amount equal to the Policy Value less Debt on the date of default to the extent it does not exceed the surrender charge on the date of reinstatement, MINUS

     -    the Monthly Deduction due on the date of reinstatement.

You may not reinstate any Debt outstanding on the date of default or foreclosure.

                             CHARGES AND DEDUCTIONS

The following information repeats and expands upon information contained in SUMMARY OF RISKS AND BENEFITS: FEE TABLES. The charges described below will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose options under the Policy.

WHAT CHARGES ARE DEDUCTED FROM PAYMENTS?

Currently, a deduction of 3.50% of premiums for state and local premium taxes and federal taxes imposed for deferred acquisition costs ("DAC taxes") is made from each premium payment. The premium payment, less the tax expense charge, equals the Net Premium. The total charge is a combined state and local premium tax deduction of 2.50% of premiums and a DAC tax deduction of 1% of premiums.

While the premium tax is deducted from each premium payment, some jurisdictions may not impose premium taxes. Premium taxes vary from state to state, ranging from zero to 4.0%, and the 2.50% rate attributable to premiums for state and local premium taxes approximates the average expenses to Commonwealth Annuity associated with the premium taxes. The charge may be higher or lower than the actual premium tax imposed by the applicable jurisdiction. However, Commonwealth Annuity does not expect to make a profit from this charge.

The 1% rate attributable to premiums for DAC taxes approximates the Company's expenses in paying federal taxes for deferred acquisition costs associated with the Policy. The Company reserves the right to increase or decrease the DAC tax charge to reflect changes in the Company's expenses for premium taxes and DAC taxes.

WHAT IS THE MONTHLY DEDUCTION?

Prior to the Final Premium Payment Date, a Monthly Deduction from the Policy Value will be made to cover a charge for the cost of insurance, a charge for any optional insurance benefits added by rider, and a monthly administrative charge. The cost of insurance charge and the monthly administrative charge are discussed below. The Monthly Deduction on or following the effective date of a requested increase in the Face Amount also will include a $40 administrative charge for the increase.

Prior to the Final Premium Payment Date, the Monthly Deduction will be deducted as of each Monthly Payment Date commencing with the Date of Issue of the Policy. It will be allocated to one Sub-Account according to your instructions or, if no allocation is specified, the Company will make a Pro-Rata Allocation. If the Sub-Account you specify does not have sufficient funds to cover the Monthly Deduction, the Company will deduct the charge for that month as if no specification were made. If, however, on subsequent Monthly Payment Dates there is sufficient Policy Value in the Sub-Account you specified, the Monthly Deduction will be deducted from that Sub-Account. No Monthly Deductions will be made on or after the Final Premium Payment Date.

COST OF INSURANCE

This charge is designed to compensate the Company for the anticipated cost of providing Death Proceeds to Beneficiaries of those Insureds who die prior to the Final Premium Payment Date. The cost of insurance is determined on a monthly basis, and is determined separately for the initial Face Amount, for each subsequent increase in the Face Amount, and for riders. Because the cost of insurance depends upon a number of variables, it can vary from month to month.

CALCULATION OF THE CHARGE - If you select Sum Insured Option 2, the monthly cost of insurance charge for the initial Face Amount generally will equal the applicable cost of insurance rate multiplied by the initial Face Amount. If you select Sum Insured Option 1, however, the applicable cost of insurance rate will be multiplied by the initial Face Amount less the Policy Value (minus charges for rider benefits) at the beginning of the Policy month. Thus, the cost of insurance charge may be greater for Policyowners who have selected Sum Insured Option 2 than for those who have selected Sum Insured Option 1 (assuming the same Face Amount in each case and assuming that the Guideline Minimum Sum Insured is not in effect). In other words, since the Sum Insured under Option 1 remains constant while the Sum Insured under Option 2 varies with the Policy Value, any Policy Value increases will reduce the insurance charge under Option 1 but not under Option 2.

INCREASES - If you select Sum Insured Option 2, the monthly insurance charge for each increase in Face Amount (other than an increase caused by a change in Sum Insured Option) will be equal to the cost of insurance rate applicable to that increase multiplied by the increase in the Face Amount. If you select Sum Insured Option 1, the applicable cost of insurance rate will be multiplied by the increase in the Face Amount reduced by any Policy Value (minus rider charges) in excess of the initial Face Amount at the beginning of the Policy month.

EFFECT OF THE GUIDELINE MINIMUM SUM INSURED

If the Guideline Minimum Sum Insured is in effect under either Option, a monthly cost of insurance charge also will be calculated for that additional portion of the Sum Insured that is required to comply with the Guideline rules. This charge will be calculated by:

     - multiplying the cost of insurance rate applicable to the initial Face Amount times the Guideline Minimum Sum Insured (Policy Value times the applicable percentage), MINUS

               - the greater of the Face Amount or the Policy Value (if you selected Sum Insured Option 1)

                                       OR

               - the Face Amount PLUS the Policy Value (if you selected Sum Insured Option 2).

When the Guideline Minimum Sum Insured is in effect, the cost of insurance charge for the initial Face Amount and for any increases will be calculated as set forth above. The monthly cost of insurance charge also will be adjusted for any decreases in the Face Amount.

COST OF INSURANCE RATES

Cost of insurance rates are based on male, female or a blended unisex rate table, Age and Premium Class of the Insured, the effective date of an increase or date of rider, as applicable, the amount of premiums paid less Debt, any partial withdrawals and withdrawal charges, risk classification and the Incentive Funding Discount, if applicable. For those Policies issued on a unisex basis in certain states or in certain cases, sex-distinct rates do not apply.

The cost of insurance rates are determined at the beginning of each Policy year for the initial Face Amount. The cost of insurance rates for an increase in the Face Amount or rider are determined annually on the anniversary of the effective date of each increase or rider. The cost of insurance rates generally increase as the Insured's Age increases. The actual monthly cost of insurance rates will be based on the Company's expectations as to future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Mortality Table B for unisex Policies) and the Insured's sex and Age. The Tables used for this purpose set forth different mortality estimates for males and females and for smokers and non-smokers. Any change in the cost of insurance rates will apply to all persons of the same insuring Age, sex and Premium Class whose Policies have been in force for the same length of time.

The Premium Class of an Insured will affect the cost of insurance rates. The Company currently places Insureds into preferred Premium Classes, standard Premium Classes and substandard Premium Classes. In an otherwise identical Policy, an Insured in the preferred Premium Class will have a lower cost of insurance than an Insured in a standard Premium Class who, in turn, will have a lower cost of insurance than an Insured in a substandard Premium Class with a higher mortality risk.

Premium Classes also are divided into two categories: smokers and non-smokers. Non-smoking Insureds will incur lower cost of insurance rates than Insureds who are classified as smokers but who are otherwise in the same Premium Class. Any Insured with an Age at issuance under 18 will be classified initially as regular or substandard. The Insured then will be classified as a smoker at Age 18 unless the Insured provides satisfactory evidence that the Insured is a non-smoker. The Company will provide notice to you of the opportunity for the Insured to be classified as a non-smoker when the Insured reaches Age 18.

The cost of insurance rate is determined separately for the initial Face Amount and for the amount of any increase in the Face Amount. For each increase in the Face Amount you request, at a time when the Insured is in a less favorable Premium Class than previously, a correspondingly higher cost of insurance rate will apply only to that portion of the Insurance Amount at Risk for the increase. For the initial Face Amount and any prior increases, the Company will use the Premium Class previously applicable. On the other hand, if the Insured's Premium Class improves on an increase, the lower cost of insurance rate generally will apply to the entire Insurance Amount at Risk.

MONTHLY ADMINISTRATIVE CHARGE

Prior to the Final Premium Payment Date, a monthly administrative charge of $5 per month will be deducted from the Policy Value. This charge will be used to compensate the Company for expenses incurred in the administration of the Policy, and will compensate the Company for first-year underwriting and other start-up expenses incurred in connection with the Policy. These expenses include the cost of processing applications, conducting medical examinations, determining insurability and the Insured's Premium Class, and establishing Policy records. The Company does not expect to derive a profit from these charges.

WHAT CHARGES ARE MADE AGAINST OR REFLECTED IN THE ASSETS OF THE SEPARATE
ACCOUNT?

The Company assesses each Sub-Account with a charge for mortality and expense risks assumed by the Company, and a charge for administrative expenses of the Separate Account.

MORTALITY AND EXPENSE RISK CHARGE

The Company currently makes a charge on an annual basis of 0.65% of the daily net asset value in each Sub-Account. This charge is for the mortality risk and expense risk which the Company assumes in relation to the variable portion of the Policy. The total charges may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but it may not exceed 0.90% on an annual basis.

The mortality risk assumed by the Company is that Insureds may live for a shorter time than anticipated, and that the Company therefore will pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Policy will exceed the amounts realized from the administrative charges provided in the Policy. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If costs are less than the amounts provided, the difference will be a profit to the Company. To the extent this charge results in a current profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

ADMINISTRATIVE CHARGE

During the first ten Policy years, the Company assesses a charge on an annual basis of 0.15% of the daily net asset value in each Sub-Account. The charge may be increased or decreased by the Board of Directors of the Company, subject to compliance with applicable state and federal requirements, but it may not exceed 0.25% on an annual basis. The charge is assessed to help defray administrative expenses actually incurred in the administration of the Separate Account and the Sub-Accounts. The administrative functions and expenses assumed by the Company in connection with the Separate Account and the Sub-Accounts include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expenses of preparing and typesetting prospectuses, and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

The Company does not impose the Separate Account administrative charge after the tenth Policy year. On the tenth Policy anniversary, the Company will convert your units in the Sub-Accounts to units that do not reflect the charge. There will be no change in your Policy Value as a result of the conversion, but the number of your units and the corresponding unit values will change.

FUND EXPENSES

Because the Sub-Accounts purchase shares of the Funds, the value of the Accumulation Units of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Funds. The prospectuses and statements of additional information of the Funds contain additional information concerning such fees and expenses.

Currently, no charges are made against the Sub-Accounts for federal or state income taxes. Should the Company determine that taxes will be imposed, the Company may make deductions from the Sub-Account to pay such taxes. See FEDERAL TAX CONSIDERATIONS. The imposition of such taxes would result in a reduction of the Policy Value in the Sub-Accounts.

HOW IS THE SURRENDER CHARGE CALCULATED?

The Policy provides for a contingent surrender charge. A separate surrender charge is calculated upon the issuance of the Policy and for each increase in the Face Amount. A surrender charge may be deducted if you request a full surrender of the Policy or a decrease in the Face Amount.

The surrender charge is comprised of a contingent deferred administrative charge and a contingent deferred sales charge. The contingent deferred administrative charge compensates the Company for expenses incurred in administering the Policy. The contingent deferred sales charge compensates the Company for expenses relating to the distribution of the Policy, including agents' commissions, advertising and the printing of the prospectus and sales literature.

The duration of the surrender charge is 15 years from the Date of Issue or from the effective date of any increase in the Face Amount for issue Ages 0 through 50, grading down to 10 years for issue Ages 55 and above.

The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where:

(a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount, and

(b) is a deferred sales charge of 49% of premiums received, up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge that varies by issue Age from 1.660714 (for Ages 0 through 55) to 0.948980 (for Age 85).


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

In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 initial Face Amount. The maximum surrender charge continues in a level amount for 40 Policy months, and reduces by 0.5% or more per month (depending on issue
Age) thereafter. This reduction in the maximum surrender charge will reduce the deferred sales charge and the deferred administrative charge proportionately.

In accordance with limitations under state insurance regulations, the amount of the Surrender charge will not exceed a specified amount per $1,000 of increase. As is true for the initial Face Amount, (a) is a deferred administrative charge, and (b) is a deferred sales charge. The maximum surrender charge for the increase continues in a level amount for 40 Policy months, and reduces by 0.5% or more per month (depending on Age) thereafter.

MAXIMUM SURRENDER CHARGE DURING FIRST TWO POLICY YEARS -- If you surrender the Policy during the first two Policy years following the Date of Issue before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the initial Face Amount, as described above, but the deferred sales charge will not exceed 29% of premiums received, up to one Guideline Annual Premium, plus 9% of premiums received in excess of one Guideline Annual Premium, but less than the maximum number of Guideline Annual Premiums subject to the deferred sales charge.

SEPARATE SURRENDER CHARGE FOR EACH FACE AMOUNT INCREASE -- A separate surrender charge will apply to and is calculated for each increase in the Face Amount. The surrender charge for the increase is in addition to that for the initial Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b), where (a) is equal to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of 49% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge that varies by Age (at the time of increase) from
1.660714 (for Ages 0 through 55) to 0.948980 (for Age 80).

REDUCED CHARGE DURING FIRST TWO YEARS FOLLOWING INCREASE - During the first two Policy years following an increase in the Face Amount before making premium payments associated with the increase in the Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the Face Amount increase, as described above, but the deferred sales charge imposed will be less than the maximum described above. Upon such a surrender, the deferred sales charge will not exceed 29% of premiums associated with the increase, up to one Guideline Annual Premium (for the increase), plus 9% of premiums associated with the increase in excess of one Guideline Annual Premium, but less than the maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge. See HOW IS THE SURRENDER CHARGE CALCULATED? The premiums associated with the increase are determined as described below.

Additional premium payments may not be required to fund a requested increase in the Face Amount. Therefore, a special rule, which is based on relative Guideline Annual Premium payments, applies to allocate a portion of the existing Policy Value to the increase, and to allocate subsequent premium payments between the initial Policy and the increase. For example, suppose the Guideline Annual Premium is equal to $1,500 before an increase, and is equal to $2,000 as a result of the increase. The Policy Value on the effective date of the increase would be allocated 75% ($1,500/$2,000) to the initial Face Amount and 25% to the increase. All future premiums also would be allocated 75% to the initial Face Amount and 25% to the increase. Thus, existing Policy Value associated with the increase will equal the portion of the Policy Value allocated to the increase on the effective date of the increase, before any deductions are made. Premiums associated with the increase will equal the portion of the premium payments actually made on or after the effective date of the increase which are allocated to the increase.

See the Statement of Additional Information for examples illustrating the calculation of the maximum surrender charge for the initial Face Amount and for any increases, as well as for the surrender charge based on actual premiums paid or associated with any increases.


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

POSSIBLE SURRENDER CHARGE ON A FACE AMOUNT DECREASE

A surrender charge may be deducted on a decrease in the Face Amount. In the event of a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. The fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge. If more than one surrender charge is in effect (i.e., pursuant to one or more increases in the Face Amount of a Policy), the surrender charge will be applied in the following order:

     -    the most recent increase;

     -    the next most recent increases successively, and

     -    the initial Face Amount.

Where a decrease causes a partial reduction in an increase or in the initial Face Amount, a proportionate share of the surrender charge for that increase or for the initial Face Amount will be deducted.

WHAT CHARGES APPLY TO A PARTIAL WITHDRAWAL?

Partial withdrawals of Surrender Value may be made after the first Policy year. The minimum withdrawal is $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $40,000.

A transaction charge, which is the smaller of 2% of the amount withdrawn or $25, will be assessed on each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The Company does not expect to make a profit on this charge. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge.

A partial withdrawal charge also may be deducted from the Policy Value. For each partial withdrawal you may withdraw an amount equal to 10% of the Policy Value on the date the written withdrawal request is received by the Company less the total of any prior withdrawals in that Policy year which were not subject to the Partial Withdrawal charge, without incurring a partial withdrawal charge. Any partial withdrawal in excess of this amount ("excess withdrawal") will be subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the amount of the surrender charge(s) on the date of withdrawal. This right is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in Policy year two, the amount you could withdraw in subsequent Policy years would not be increased by the amount you did not withdraw in the second Policy year.

The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted by proportionately reducing the deferred sales charge component and the deferred administrative charge component. The partial withdrawal charge deducted will decrease existing surrender charges in the following order:

     - first, the surrender charge for the most recent increase in the Face Amount;

     - second, the surrender charge for the next most recent increases successively;

     -    last, the surrender charge for the initial Face Amount.

WHAT ARE THE TRANSFER CHARGES?

The first 12 transfers in a Policy year will be free of charge. Thereafter, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the administrative costs incurred in processing the transfer request. The Company reserves the right to increase the charge, but it never will exceed $25. The Company also reserves the right to change the number of free transfers allowed in a Policy year.

You may have automatic transfers of at least $100 a month made on a periodic basis:

     - from the Sub-Accounts which invest in the Goldman Sachs VIT Money Market Fund and Goldman Sachs VIT Government Income Fund to one or more of the other Sub-Accounts; or

     -    to reallocate Policy Value among the Sub-Accounts.

The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year. Each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made without charge.

If you utilize the Conversion Privilege, Loan Privilege or reallocate Policy Value within 20 days of the Date of Issue of the Policy, any resulting transfer of Policy Value from the Sub-Accounts to the General Account will be free of charge, and in addition to the 12 free transfers in a Policy year.

WHAT IS THE CHARGE FOR AN INCREASE IN THE FACE AMOUNT?

For each increase in the Face Amount you request, a transaction charge of $40 will be deducted from Policy Value to reimburse the Company for administrative costs associated with the increase. This charge is guaranteed not to increase and the Company does not expect to make a profit on this charge.

ARE THERE ANY OTHER ADMINISTRATIVE CHARGES?

The Company reserves the right to impose a charge guaranteed not to exceed $25, for the administrative costs incurred for changing the Net Premium allocation instructions, for changing the allocation of any Monthly Deductions among the various Sub-Accounts, or for a projection of values.

DOES THE COMPANY WAIVE CHARGES FOR ANY CLASSES OF POLICYOWNERS?

No surrender charges, partial withdrawal charges or front-end sales loads are imposed, and no commissions are paid where the Policy owner as of the date of application was within the following class of individuals:


     All employees and directors of the Company and its affiliates and subsidiaries, all employees and registered representatives of any broker-dealer that had entered into a sales agreement with the Company, Epoch Securities, Inc. or the former Principal Underwriter, Security Distributors, Inc., to sell the Policies, and any spouses of the above persons or any children of the above persons.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of the Policy, on loans, withdrawals, or surrenders, on death benefit payments, and on the economic benefit to you or the Beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of the present federal income tax laws as they currently are interpreted. From time to time legislation is proposed which, if passed, could significantly, adversely and possibly retroactively affect the taxation of the Policy. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

It should be recognized that the following summary of federal income tax aspects of amounts received under the Policy is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. Specifically, the discussion below does not address certain tax provisions that may be applicable if the Policyowner is a corporation or the Trustee of an employee benefit plan. A qualified tax adviser always should be consulted with regard to the application of law to individual circumstances.

HOW ARE THE COMPANY AND THE SEPARATE ACCOUNT TAXED?

The Company is taxed as a life insurance company under Subchapter L of the Code and files a consolidated tax return with its parent and affiliates. The Company does not expect to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Based on this, no charge is made for federal income taxes which may be attributable to the Separate Account.

Periodically, the Company will review the question of a charge to the Separate Account for federal income taxes. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company ultimately is determined to be other than what the Company believes it to be, if there are changes made in the federal income tax treatment of variable life insurance at the Company level, or if there is a change in the Company's tax status. Any such charge would be designed to cover the federal income taxes attributable to the investment results of the Separate Account.

Under current laws the Company also may incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes paid, or reserves for such taxes, attributable to the Separate Account.

HOW ARE THE POLICIES TAXED?

The Company believes that the Policy described in this Prospectus will be considered a life insurance contract under Section 7702 of the Code, which generally provides for the taxation of life insurance policies and places limitations on premiums and the relationship of the Policy Value to the Insurance Amount at Risk. If a Policy qualifies as life insurance under Section 7702 of the Code, (1) the Death Proceeds are excludable from the gross income of the Beneficiary, and (2) any increase in the Policy Value is not taxable until received by the Policyowner or the Policyowner's designee. However, if a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide most of the tax advantages normally provided by life insurance. The Company reserves the right to amend the Policies to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service. Also see WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?, below.

Depending upon the circumstances, a surrender, partial withdrawal, change in the Sum Insured Option, change in the Face Amount, lapse with Policy loan outstanding or assignment of the Policy may have tax consequences. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, Policyowner or Beneficiary.

If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premiums paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. Policy loans are generally not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered. Withdrawals and loans from modified endowment contracts are subject to less favorable tax treatment. For an additional discussion of modified endowment contracts, please see WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?, below.

If the Death Benefit is not received in a lump sum but is instead applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will be excludable from the Beneficiary's income, and amounts attributable to interest (occurring after the Insured's death), which will be includable in the Beneficiary's income.

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured's gross estate. Examples of incidents of ownership include the right to:

-    change beneficiaries,

-    assign the Policy,

-    revoke an assignment,

-    pledge the Policy, or

-    obtain a Policy loan.

If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. Similarly, if you are not the Owner but possess any incidents of ownership over a policy under which you are the Insured, the Death Benefit will be included in your gross estate if you relinquish the incidents of ownerships within the three-year period ending on the Insured's death. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor. In certain circumstances, we may be required to withhold a portion of the Death Benefit to pay generation-skipping transfer taxes.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement.

The Pension Protection Act of 2006 added a new section to the Code that denies the tax-free treatment of death benefits payable under an employer-owned life insurance contract unless certain notice and consent requirements are met and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. Any business contemplating the purchase of a Policy on the life of an employee should consult with its legal and tax advisors regarding the applicability of the new legislation to the proposed purchase.

A tax adviser should also be consulted with respect to the 2003 split dollar regulations if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.

HOW ARE POLICY LOANS TAXED?

The Company believes that non-preferred loans received under the Policy will be treated as an indebtedness of the Policyowner for federal income tax purposes. Under current law, these loans will not constitute income for the Policyowner while the Policy is in force (but see "Modified Endowment Policies"). There is a risk, however, that a preferred loan may be characterized by the IRS as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event pertinent IRS guidelines are issued in the future, you may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable distribution from the Policy.

Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. No tax deduction for interest is allowed on Policy loans exceeding $50,000 in the aggregate, if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to any business-owned policies covering officers or 20-percent owners, up to a maximum equal to the greater of (1) five individuals, or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation, or (b) 20 individuals.

POLICIES ISSUED IN CONNECTION WITH TSA PLANS

The Policies issued before September 24, 2007 may be held in connection with tax-sheltered annuity plans ("TSA Plans") of certain public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.

Under the provisions of Section 403(b) of the Code, payments made for annuity policies purchased for employees under TSA Plans are excludable from the gross income of such employees, to the extent that the aggregate purchase payments in any year do not exceed the maximum contribution permitted under the Code. The Company has received a Private Letter Ruling with respect to the status of the Policies as providing "incidental life insurance" when issued in connection with TSA Plans. In the Private Letter Ruling, the IRS has taken the position that the purchase of a life insurance Policy by the employer as part of a TSA Plan will not violate the "incidental benefit" rule applicable under Section 403(b). The Private Letter Ruling also stated that the use of current or accumulated contributions to purchase a life insurance Policy will not result in current taxation of the premium payments for the life insurance Policy, except for the current cost of the life insurance protection.

A Policy qualifying under Section 403(b) of the Code must provide that withdrawals or other distributions attributable to salary reduction contributions (including earnings) may not begin before the employee attains age 59 1/2, separates from service, dies, or becomes disabled. In the case of hardship, a Policyowner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may nonetheless be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

Policy loans are generally permitted in accordance with the terms of the Policy. However, if a Policy loan does not comply with the requirements of Code Section 72(p), the Policyowner's TSA plan may become disqualified and Policy values may be includible in current income.

WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?

The Technical and Miscellaneous Revenue Act of 1988 ("the 1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." A life insurance policy is treated as a modified endowment contract under Section 7702A of the Code if it meets the definition of life insurance in Section 7702, but fails the "seven-pay test" of Section 7702A. The Policy would fail to satisfy the seven-pay test if the cumulative premiums paid under the Policy at any time during the first seven Policy years (or within seven years of a material change in the Policy) exceed the sum of the net level premiums that would have been paid, had the Policy provided for paid-up future benefits after the payment of seven level annual premiums. In addition, if benefits are reduced during the first seven Policy years (or within 7 years of a material change in the Policy) during the life of the Policy, there may be adverse tax consequences. Please consult your tax adviser.

If the Policy is considered a modified endowment contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy value are not subject to current taxation unless withdrawn or otherwise accessed. However, all distributions under the Policy will be taxed on an "income-first" basis. Most distributions received by the Policyowner directly or indirectly (including loans, withdrawals, surrenders, or the assignment or pledge of any portion of the Policy Value) will be includible in gross income to the extent that the cash Surrender Value of the Policy exceeds the Policyowner's investment in the Policy. Any additional amounts will be treated as a return of capital to the extent of the Policyowner's basis in the Policy. With certain exceptions, an additional 10% tax will be imposed on the portion of any distribution that is includible in income. All modified endowment contracts issued by the same insurance company to the same Policyowner during any calendar period will be treated as a single modified endowment contract in determining taxable distributions.

Currently, each Policy is reviewed when premiums are received to determine if it satisfies the seven-pay test. If the Policy does not satisfy the seven-pay test, the Company will notify the Policyowner of the option of requesting a refund of the excess premium. The refund process must be completed within 60 days after the Policy anniversary, or the Policy will be classified permanently as a modified endowment contract.

ARE POLICY DISTRIBUTIONS SUBJECT TO WITHHOLDING?

To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.

ARE LIFE INSURANCE POLICIES PURCHASED BY RESIDENTS OF PUERTO RICO SUBJECT TO UNITED STATES FEDERAL INCOME TAX?

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

ARE LIFE INSURANCE POLICIES PURCHASED BY NON-RESIDENT ALIENS AND FOREIGN CORPORATIONS SUBJECT TO UNITED STATES FEDERAL INCOME TAX?

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Policy owners that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.

ARE THERE TAX IMPLICATIONS FOR NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES?

If a Policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a Policy, this Policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a Policy, or before a business (other than a sole proprietorship) is made a beneficiary of a Policy.

WHAT ARE THE DIVERSIFICATION REQUIREMENTS FOR THE SEPARATE ACCOUNT?

The Code also requires that the investment of each Sub-Account be adequately diversified in accordance with Treasury regulations in order to be treated as a life insurance Policy for tax purposes. Although the Company does not have control over the investments of the Funds, the Company believes that the Funds currently meet the Treasury's diversification requirements, and the Company will monitor continued compliance with these requirements. CAN I BE CONSIDERED THE OWNER OF THE SEPARATE ACCOUNT ASSETS FOR TAX PURPOSES?

The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. Your rights under this Policy are different than those described by the IRS in rulings in which it found that contract owners were not owners of Separate Account assets. For example, you have the choice to allocate Premiums and Policy Values among more investment options. In addition, you may be able to transfer among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Under the circumstances, we reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However we make no guarantee that such modification to the Policy will be successful.

CAN CHANGES IN TAX LAW AFFECT THE POLICY?

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

                                OTHER INFORMATION

ARE THERE OTHER IMPORTANT POLICY PROVISIONS?

The following Policy provisions may vary in certain states in order to comply with requirements of the insurance laws, regulations and insurance regulatory agencies in those states.

POLICYOWNER

The Policyowner is the Insured unless another Policyowner has been named in the application for the Policy. The Policyowner generally is entitled to exercise all rights under the Policy while the Insured is alive, subject to the consent of any irrevocable Beneficiary (the consent of a revocable Beneficiary is not required). The consent of the Insured is required whenever the Face Amount of insurance is increased.

BENEFICIARY

The Beneficiary is the person or persons to whom the insurance proceeds are payable upon the Insured's death. Unless otherwise stated in the Policy, the Beneficiary has no rights in the Policy before the death of the Insured. While the Insured is alive, you may change any Beneficiary unless you have declared a Beneficiary to be irrevocable. If no Beneficiary is alive when the Insured dies, the Policyowner (or the Policyowner's estate) will be the Beneficiary. If more than one Beneficiary is alive when the Insured dies, they will be paid in equal shares, unless you have chosen otherwise. Where there is more than one Beneficiary, the interest of a Beneficiary who dies before the Insured will pass to surviving Beneficiaries proportionally, unless otherwise requested.

INCONTESTABILITY

The Company will not contest the validity of the Policy after it has been in force during the Insured's lifetime for two years from the Date of Issue. The Company will not contest the validity of any increase in the Face Amount after such increase or rider has been in force during the Insured's lifetime for two years from its effective date.

SUICIDE

The Death Proceeds will not be paid if the Insured commits suicide, while sane or insane, within two years from the Date of Issue. Instead, the Company will pay the Beneficiary an amount equal to all premiums paid for the Policy, without interest, and less any outstanding Debt and any partial withdrawals. If the Insured commits suicide, while sane or insane, generally within two years from the effective date of any increase in the Sum Insured, the Company's liability with respect to such increase will be limited to a refund of the cost thereof. The Beneficiary will receive the administrative charges and insurance charges paid for such increase.

AGE AND SEX

If the Insured's Age or sex as stated in the application for the Policy is not correct, benefits under the Policy will be adjusted to reflect the correct Age and sex, if death occurs prior to the Final Premium Payment Date. The adjusted benefit will be that which the most recent cost of insurance charge would have purchased for the correct Age and sex. In no event will the Sum Insured be reduced to less than the Guideline Minimum Sum Insured. In the case of a Policy issued on a unisex basis, this provision as it relates to misstatement of sex does not apply.

ASSIGNMENT

The Policyowner may assign the Policy as collateral or make an absolute assignment of the Policy. All rights under the Policy will be transferred to the extent of the assignee's interest. The consent of the assignee may be required in order to make changes in premium allocations, to make transfers, or to exercise other rights under the Policy. The Company is not bound by an assignment or release thereof, unless it is in writing and is recorded at the Service Office. When recorded, the assignment will take effect as of the date the Written Request was signed. Any rights created by the assignment will be subject to any payments made or actions taken by the Company before the assignment is recorded. The Company is not responsible for determining the validity of any assignment or release.

CAN THE COMPANY DELAY PAYMENTS TO ME?

Payments of any amount due from the Separate Account upon surrender, partial withdrawals, or death of the Insured, as well as payments of a Policy loan and transfers, may be postponed whenever: (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC or (2) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets. Payments under the Policy of any amounts derived from the premiums paid by check may be delayed until such time as the check has cleared your bank.

The Company also reserves the right to defer payment of any amount due from the General Account upon surrender, partial withdrawal or death of the Insured, as well as payments of Policy loans and transfers from the General Account, for a period not to exceed six months.

DO I HAVE ANY VOTING RIGHTS?

To the extent required by law, the Company will vote Fund shares held by each Sub-Account in accordance with instructions received from Policyowners with Policy Value in such Sub-Account. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policy, the Company reserves the right to do so.

Each person having a voting interest will be provided with proxy materials of the respective Fund, together with an appropriate form with which to give voting instructions to the Company. Shares held in each Sub-Account for which no timely instructions are received will be voted in proportion to the instructions which have been received by the Company. The Company also will vote shares held in the Separate Account that it owns and which are not attributable to the Policy in the same proportion.

The number of votes which a Policyowner has the right to instruct will be determined by the Company as of the record date established for the Fund. This number is determined by dividing each Policyowner's Policy Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Fund in which the assets of the Sub-Account are invested.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the Fund shares be voted so as (1) to cause a change in the sub-classification or investment objective of one or more of the Funds, or (2) to approve or disapprove an investment advisory contract for the Funds. In addition, the Company may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Policyowners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of and the reasons for that action will be included in the next periodic report to Policyowners.

WHAT REPORTS WILL I RECEIVE CONCERNING MY POLICY?

The Company will maintain the records relating to the Separate Account. Statements of significant transactions (such as premium payments, changes in specified Face Amount, changes in Sum Insured Option, transfers among Sub-Accounts and the General Account, partial withdrawals, increases in loan amount by you, loan repayments, lapse, termination for any reason, and reinstatement) will be sent to you promptly. In addition, you will be sent periodic reports containing financial statements and other information for the Separate Account and the Funds as required by the 1940 Act.

An annual statement also will be sent to you within 30 days after a Policy anniversary. The annual statement will summarize all of the above transactions and deductions of charges during the Policy year. It also will set forth the status of the Death Proceeds, Policy Value, Surrender Value, amounts in the Sub-Accounts and General Account, and any Policy loan(s).

The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.

ARE THERE ANY PENDING LEGAL PROCEEDINGS INVOLVING THE SEPARATE ACCOUNT?

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

-    the Separate Account; or

- the ability of the principal underwriter to perform its contract with the Separate Account; or

- on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

MAY THE COMPANY ADD, DELETE OR SUBSTITUTE FUNDS?

The Company reserves the right, subject to applicable law, to close Sub-accounts to new investments or transfers, and to make substitutions for the shares of a fund that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Fund are no longer available for investment or if in the Company's judgment further investment in any Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Policyowner and prior approval of the SEC and state insurance authorities, to the extent required by law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by a Policyowner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares of a new Fund or in shares of another investment company. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Policyowners on a basis to be determined by the Company.

If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Policyowners of all such changes. If the Company deems it to be in the best interest of Policyowners, and subject to any approvals that may be required under applicable law, the Separate Account or any Sub-Account(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.

WHAT IS MIXED AND SHARED FUNDING?

Shares of the Funds of the Trust also are issued to separate accounts of the Company and its affiliates which issue variable annuity contracts ("mixed funding"). Shares of the portfolios of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policyowners or variable annuity contract owners.

Although the Company and the Investment Funds currently do not foresee any such disadvantages to either variable life insurance Policyowners or variable annuity contract owners, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken. If the Trustees were to conclude that separate Funds should be established for variable life and variable annuity separate accounts, the Company will bear the expenses.

WHERE CAN I FIND THE FINANCIAL STATEMENTS OF THE COMPANY AND THE SEPARATE
ACCOUNT?

Financial Statements for the Company and for the Variable Account are included in the Statement of Additional Information. The financial statements of the Company should be considered only as a bearing on our ability to meet our obligations under the Policy. They should not be considered as a bearing on the investment performance of the assets held in the Variable Account.

                               THE GENERAL ACCOUNT

As discussed earlier, you may allocate Net Premiums and transfer Policy Value to the General Account. Because of exemption and exclusionary provisions in the securities law, any amount in the General Account generally is not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, the disclosures in this section have not been reviewed by the SEC. Disclosures regarding the fixed portion of the Policy and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION


The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Policy Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees.

A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.


GENERAL ACCOUNT VALUES AND POLICY LOANS

The Company bears the full investment risk for amounts allocated to the General Account, and guarantees that interest credited to each Policyowner's Policy Value in the General Account will be at an effective annual yield of 4.0% ("Guaranteed Minimum Rate") compounded daily.

The Company may, AT ITS SOLE DISCRETION, credit a higher rate of interest ("excess interest"), although it is not obligated to credit interest in excess of 4%, and might not do so. The excess interest rate, if any, in effect on the date a premium is received at the Service Office, however, is guaranteed on that premium for one year, unless the Policy Value associated with the premium becomes security for a Policy loan. AFTER SUCH INITIAL ONE-YEAR GUARANTEE OF INTEREST ON NET PREMIUM, ANY INTEREST CREDITED ON THE POLICY'S ACCUMULATED VALUE IN THE GENERAL ACCOUNT IN EXCESS OF THE GUARANTEED MINIMUM RATE PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE POLICYOWNER ASSUMES THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE.

Even if excess interest is credited to accumulated value in the General Account, no excess interest will be credited to that portion of the Policy Value which is equal to the Debt. Such Policy Value, however, will be credited interest at an effective annual yield of at least 6%.

The Company guarantees that, on each Monthly Payment Date, the Policy Value in the General Account will be the amount of the Net Premiums allocated or the Policy Value transferred to the General Account, plus interest at an annual rate of 4%, plus any excess interest which the Company credits, less the sum of all Policy charges allocable to the General Account and any amounts deducted from the General Account in connection with loans, partial withdrawals, surrenders or transfers.

Policy loans also may be made from the Policy Value in the General Account.

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT: a measure of your interest in a Sub-Account.

AGE: the Insured's age as of the nearest birthday measured from a Policy anniversary.

BENEFICIARY: the person(s) designated by the Policyowner to receive the insurance proceeds upon the death of the Insured.

COMPANY: Unless otherwise specified, any reference to "We," "our," "us," and "the Company" refers to Commonwealth Annuity and Life Insurance Company.

DATE OF ISSUE: the date set forth in the Policy used to determine the Monthly Payment Date, Policy months, Policy years, and Policy anniversaries.

DEATH PROCEEDS: Prior to the Final Premium Payment Date, the Death Proceeds equal the amount calculated under the applicable Sum Insured Option (Option 1 or Option 2), less Debt outstanding at the time of the Insured's death, partial withdrawals, if any, partial withdrawal charges, and any due and unpaid Monthly Deductions.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the optional Guaranteed Death Benefit Rider is in effect. If the rider is in effect, the Death Proceeds will be greater of (a) the Face Amount as of the Final Premium Payment Date or (b) the Policy Value as of the date due proof of death for Option 2 and date of death for Option 1 is received by the Company.

DEBT: all unpaid Policy loans plus interest due or accrued on such loans.

DELIVERY RECEIPT: an acknowledgment, signed by the Policyowner and returned to the Company's Service Office, that the Policyowner has received the Policy and the Notice of Withdrawal Rights.

EVIDENCE OF INSURABILITY: information, including medical information satisfactory to the Company, that is used to determine the Insured's Premium Class.

FACE AMOUNT: the amount of insurance coverage applied for; the Face Amount of each Policy is set forth in the specification pages of the Policy.

FINAL PREMIUM PAYMENT DATE: the Policy anniversary nearest the Insured's 95th birthday. The Final Premium Payment Date is the latest date on which a premium payment may be made. After this date, the Death Proceeds equal the Surrender Value of the Policy, unless the optional Guaranteed Death Benefit Rider is in effect. The Net Death Benefit may be different before and after the Final Payment Date. See THE DEATH BENEFIT.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUIDELINE ANNUAL PREMIUM: the annual amount of premium that would be payable through the Final Premium Payment Date of a Policy for the specified Sum Insured, if premiums were fixed by the Company as to both timing and amount, and monthly cost of insurance charges were based on the 1980 Commissioners Standard Ordinary Mortality Tables (Mortality Table B, Smoker or Non-Smoker, for unisex Policies), net investment earnings at an annual effective rate of 5%, and fees and charges as set forth in the Policy and any Policy riders. The Sum Insured Option 1 Guideline Annual Premium is used when calculating the maximum surrender charge.

GUIDELINE MINIMUM SUM INSURED: the Guideline Minimum Sum Insured required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Sum Insured varies by age; it is calculated by multiplying the Policy Value by a percentage determined by the Insured's Age.

The percentage factor is a percentage that, when multiplied by the Certificate Value, determines the minimum death benefit required under federal tax laws. For both the Option 1 and the Option 2, the percentage factor is based on the Insured's attained age, as set forth in GUIDELINE MINIMUM SUM INSURED TABLE under THE DEATH BENEFIT, WHAT ARE THE SUM INSURED OPTIONS?

INSURANCE AMOUNT AT RISK: the Sum Insured less the Policy Value.

LOAN VALUE: the maximum amount that may be borrowed under the Policy.

MINIMUM MONTHLY FACTOR: The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

     - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

     -    Debt does not exceed Policy Value less surrender charges, then

     -    the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

MONTHLY DEDUCTION: charges deducted monthly from the Policy Value of a Policy prior to the Final Premium Payment Date. The charges include the monthly cost of insurance, the monthly cost of any benefits provided by riders, and the monthly administrative charge.

MONTHLY PAYMENT DATE: the date on which the Monthly Deduction is deducted from the Policy Value.

NET PREMIUM: an amount equal to the premium less a tax expense charge.

POLICY CHANGE: any change in the Face Amount, the deletion of a rider, or a change in the Sum Insured Option.

POLICY VALUE: the total amount available for investment under a Policy at any time. It is equal to the sum of (a) the value of the Accumulation Units credited to a Policy in the Sub-Accounts, and (b) the accumulation in the General Account credited to that Policy.

POLICYOWNER: the person, persons or entity entitled to exercise the rights and privileges under the Policy.

PREMIUM CLASS: the risk classification that the Company assigns the Insured based on the information in the application and any other Evidence of Insurability considered by the Company. The Insured's Premium Class will affect the cost of insurance charge and the amount of premium required to keep the Policy in force.

PRINCIPAL OFFICE: the Company's office, located at 132 Turnpike Road, Suite 210, Southborough, MA 01772.

PRO-RATA ALLOCATION: In certain circumstances, you may specify from which Sub-Account certain deductions will be made or to which Sub-Account the Policy Value will be allocated. If you do not, the Company will allocate the deduction or Policy Value among the General Account and the Sub-Accounts in the same proportion that the Policy Value in the General Account (less Debt) and the Policy Value in each Sub-Account bear to the total Policy Value on the date of deduction or allocation.

SEPARATE ACCOUNT: A separate account consists of assets segregated from the Company's other assets. The investment performance of the assets of each separate account is determined separately from the other assets of the Company. The assets of a separate account which are equal to the reserves and other contract liabilities are not chargeable with liabilities arising out of any other business which the Company may conduct. In this prospectus, Separate Account refers to the VEL II Account of Commonwealth Annuity and Life Insurance Company.

SERVICE OFFICE: Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") provide administrative, accounting, and other services to the Company. The principal administrative offices of Security Benefit are located at One Security Benefit Place, Topeka, Kansas, 66636, Telephone 1-800-533-7881.

SUB-ACCOUNT: a division of a Separate Account. Each Sub-Account invests exclusively in the shares of a corresponding Fund.

SUM INSURED: the amount payable upon the death of the Insured, before the Final Premium Payment Date, prior to deductions for Debt outstanding at the time of the Insured's death, partial withdrawals and partial withdrawal charges, if any, and any due and unpaid Monthly Deductions. The amount of the Sum Insured will depend on the Sum Insured Option chosen, but always will be at least equal to the Face Amount.

SURRENDER VALUE: the amount payable upon a full surrender of the Policy. It is the Policy Value less any Debt and applicable surrender charges.

FUNDS: the investment portfolios of AIM Variable Insurance Funds ("AIM"), AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein VPS"), Delaware VIP Trust ("Delaware VIP"), Fidelity Variable Insurance Products Funds ("Fidelity VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"), Janus Aspen Series ("Janus Aspen"), and T. Rowe Price International Series, Inc. ("T. Rowe Price"), which are available under the Policy.

VALUATION DATE: a day on which the net asset value of the shares of any of the Funds is determined and Accumulation Unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy is received) when there is a sufficient degree of trading in an Fund's securities such that the current net asset value of the Sub-Accounts may be affected materially.

VEL II ACCOUNT: a separate account of the Company.

WRITTEN REQUEST: a request in writing, by the Policyowner, satisfactory to the Company.

YOU OR YOUR: the Policyowner, as shown in the application or the latest change filed with the Company.

- THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") INCLUDES ADDITIONAL INFORMATION ABOUT THE VEL II ACCOUNT OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY. THE SAI IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-533-7881.

- IF YOU OWN A POLICY AND WOULD LIKE MORE INFORMATION OR WOULD LIKE TO REQUEST A PERSONALIZED ILLUSTRATION OF DEATH BENEFITS, CASH SURRENDER VALUES AND CASH VALUES, YOU MAY CALL TOLL FREE 1-800-533-7881.

ALL CORRESPONDENCE MAY BE MAILED TO: COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY. PO BOX 758554, TOPEKA, KS 66675

INFORMATION ABOUT THE VEL II ACCOUNT (INCLUDING THE SAI) CAN BE REVIEWED AND COPIED AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 202-942-8090. REPORTS AND OTHER INFORMATION ABOUT THE VEL II ACCOUNT ARE AVAILABLE ON THE COMMISSION'S INTERNET SITE AT HTTP://WWW.SEC.GOV. COPIES OF THIS INFORMATION MAY BE OBTAINED, UPON PAYMENT OF A DUPLICATING FEE, BY WRITING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, 450 FIFTH STREET, NW, WASHINGTON, DC 20549-0102.

VEL II Separate Account of Commonwealth Annuity and Life Insurance Company File No. 811-7466/33-57792

                                 VEL II ACCOUNT

                                       OF

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

          INDIVIDUAL FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICIES


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2009 ("THE PROSPECTUS") FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICIES FUNDED BY THE VEL II ACCOUNT OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY. THE PROSPECTUS MAY BE OBTAINED FROM CLIENT SERVICES, COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY, PO BOX 758554, TOPEKA, KS 66675, TELEPHONE 1-800-533-7881.

                                DATED MAY 1, 2009


Commonwealth Annuity VEL II Account

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       4
   SERVICE PROVIDERS                                                           4
   OTHER SERVICE ARRANGEMENTS                                                  4
UNDERWRITERS AND DISTRIBUTION                                                  5
MORE INFORMATION ABOUT DEATH BENEFITS                                          6
   GUIDELINE MINIMUM SUM INSURED                                               6
   DEATH PROCEEDS                                                              6
   EXAMPLES OF SUM INSURED OPTIONS                                             7
   CHANGING BETWEEN SUM INSURED OPTIONS                                        8
ADDITIONAL INFORMATION ABOUT CHARGES AND DEDUCTIONS                            9
   WAIVER OR REDUCTION OF CHARGES                                              9
   CALCULATION OF MAXIMUM SURRENDER CHARGES                                    9
PERFORMANCE INFORMATION                                                       13
   OTHER PERFORMANCE INFORMATION                                              13
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                 16
FINANCIAL STATEMENTS                                                         F-1

                         GENERAL INFORMATION AND HISTORY

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company (the "Company"). The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly known as "Allmerica Financial Corporation"). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004. The Company's principal office (the "Principal Office") was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2008, the Company and its subsidiaries had $6 billion in assets and $12 billion of life insurance in force.


In connection with its purchase of the Company in December 2005, Goldman Sachs provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Goldman Sachs agreed to make capital contributions to the Company, subject to a maximum of $350 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Goldman Sachs. These assurances are not evidence of indebtedness or an obligation or liability of Goldman Sachs, and do not provide Contract Owners with any specific rights or recourse against Goldman Sachs.

The VEL II Account of Commonwealth Annuity and Life Insurance Company (the "Variable Account") is a separate investment account established on February 2, 1993. It meets the definition of "separate account" under federal securities laws, and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). This registration does not involve SEC supervision of the management or investment practices or policies of the Variable Account or of the Companies. We reserve the right, subject to law, to change the names of the Variable Account and the sub-accounts.

Several Sub-Accounts of the Variable Account are available under the VEL II policies (the "Policy"). Each Sub-Account invests in a corresponding investment portfolio:

GOLDMAN SACHS VARIABLE INSURANCE  TRUST (SERVICE SHARES)
Goldman Sachs VIT Capital Growth Fund
Goldman Sachs VITCore Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Global Health Care Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein VPS Large Cap Growth Portfolio

DELAWARE VIP TRUST
Delaware VIP International Value Equity Series

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)

Janus Aspen Janus Portfolio


T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. Commonwealth Annuity serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. The Company's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP is the Company's Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP is located at 185 Asylum Street, Suite 2400, Hartford, CT06103.

MAIL ROOM AND ADMINISTRATIVE SERVICES. Goldman Sachs and Commonwealth Annuity have retained Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") to provide administrative, accounting, mail room and lockbox services and other services to the Company. The principal administrative offices of Security Benefit are located at One Security Benefit Place, Topeka, Kansas.

OTHER SERVICE ARRANGEMENTS


The Company may enter into certain arrangements under which the Company (or its affiliates) are compensated by the investment advisers, distributors and/or affiliates of the underlying funds for the distribution and/or administrative services which we provide to the underlying funds. The amount of payments the Company receives from the Fund's service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that the Company and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. (These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees; see the Funds' prospectuses for more information.) Some service providers may pay the Company significantly more than others and the amount the Company receives may be substantial. The percentages that we receive under these arrangements currently range from 0.10% to 0.22%.


Certain of the Funds may also make payments to us or to Epoch under their distribution plans (12b-1 plans). The payment rates currently range up to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the dollar amount of payment to the Company or to Epoch. Conversely, if the value of the Fund goes down, payments to the Company or to Epoch would decrease.

The Company (and our affiliates) may profit from these payments. As of the date of this prospectus, we were receiving payments from each Fund's service providers. The Company and/or the Epoch also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products the Company or our affiliates may issue or administer.

                          UNDERWRITERS AND DISTRIBUTION

Effective January 22, 2008, Epoch Securities, Inc., a Delaware company located at 132 Turnpike Road, Southborough, MA 01772 ("Epoch" or "Underwriter") became principal underwriter for the Contracts. Epoch is a corporation organized and existing under the laws of the state of Delaware, and is a wholly-owned subsidiary of The Goldman Sachs. Epoch is a registered broker-dealer with the SEC, and a member of the Financial Industry Regulatory Authority ("FINRA").Epoch replaced Security Distributors, Inc., located at One Security Benefit Place, Topeka, Kansas 66636, ("SDI"), which had served as principal underwriter from January 1, 2007. SDI had replaced VeraVest Investments, Inc., located at 440 Lincoln Street, Worcester, MA 01653 ("VeraVest" formerly Allmerica Investments, Inc.), which had served as principal underwriter and general distributor until December 31, 2006. The Policies were sold by agents of the Company who were registered representatives of VeraVest or of certain independent broker-dealers who had selling agreements with VeraVest. The Company has effectively ceased issuing new Policies.

The Company pays commissions to registered representatives who sold the Policy based on a commission schedule. After issue of the Policy or an increase in the Face Amount, commissions generally equal 50% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions generally will not exceed 5.3% of any additional premiums. However, we may pay higher amounts under certain circumstances.

The Company intends to recoup the commission and other sales expense through a combination of the deferred sales charge component of the anticipated surrender and partial withdrawal charges, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company. There is no additional charge to Policyowners or to the Separate Account. Any surrender charge assessed on a Policy will be retained by the Company except for amounts it may pay to the Underwriter for services it performs and expenses it may incur as principal underwriter and general distributor.


The aggregate amounts of commissions paid to VeraVest (2006) and SDI (2007) for sales of all policies funded by the VEL II Account of Commonwealth Annuity for the years 2006, 2007 and 2008 were $515,844.79, $644,126.66 and $298,651.38, respectively. No commissions were retained by VeraVest or SDI for sales of all contracts funded by the VEL II Account (including contracts not described in the Prospectus) for the years 2006, 2007 and 2008. No commissions or other compensation were received by Epoch, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

                      MORE INFORMATION ABOUT DEATH BENEFITS

GUIDELINE MINIMUM SUM INSURED

To remain qualified as "life insurance" for federal tax purposes, federal tax law requires that policies have a minimum amount of pure life insurance protection in relation to the size of the Policy Value. The Guideline Minimum Sum Insured is used to determine compliance with this requirement. So long as the Policy qualifies as a life insurance contract, the insurance proceeds will be excluded from the gross income of the Beneficiary.

The Policy provides two Sum Insured Options: Option 1 and Option 2, as described below. You designate the desired Sum Insured Option in the application. You may change the Option once per Policy year by written request. There is no charge for a change in Option.

Under Option 1, the Sum Insured is equal to the greater of the Face Amount of insurance or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is equal to the greater of the Face Amount of insurance plus the Policy Value or the Guideline Minimum Sum Insured.

AGE OF INSURED     PERCENTAGE OF
ON DATE OF DEATH    POLICY VALUE
----------------   -------------
  40 and under          250%
  45                    215%
  50                    185%
  55                    150%
  60                    130%
  65                    120%
  70                    115%
  75                    105%
  80                    105%
  85                    105%
  90                    105%
  95 and above          100%

For the Ages not listed, the progression between the listed Ages is linear.

Under both Option 1 and Option 2, the Sum Insured provides insurance protection. Under Option 1, the Sum Insured remains level unless the applicable percentage of Policy Value under the Guideline Minimum Sum Insured exceeds the Face Amount, in which case the Sum Insured will vary as the Policy Value varies. Under Option 2, the Sum Insured varies as the Policy Value changes.

For any Face Amount, the amount of the Sum Insured (and the Death Proceeds) will be greater under Option 2 than under Option 1. This is because the Policy Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. Under Option 2, however, the cost of insurance included in the Monthly Deduction will be greater, and the rate at which Policy Value will accumulate will be slower (assuming the same specified Face Amount and the same actual premiums paid).

If you desire to have premium payments and investment performance reflected in the amount of the Sum Insured, you should choose Option 2. If you desire premium payments and investment performance reflected to the maximum extent in the Policy Value, you should select Option 1.

DEATH PROCEEDS

As long as the Policy remains in force, upon due proof of the Insured's death, the Company will pay the Death Proceeds of the Policy to the named Beneficiary. The Company normally will pay the Death Proceeds within seven days of receiving due proof of the Insured's death, but the Company may delay payments under certain circumstances. The Death Proceeds may be received by the Beneficiary in cash or under one or more of the payment options set forth in the Policy.

Prior to the Final Premium Payment Date, the Death Proceeds are equal to:

     - the Sum Insured provided under Option 1 or Option 2, whichever is elected and in effect on the date of death; plus

     - any additional insurance on the Insured's life that is provided by rider; minus

     - any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Policy month in which the Insured dies.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the Guaranteed Death Benefit Rider is in effect. If the Guaranteed Death Benefit Rider is in effect, the Death Proceed equal the greater of the Face Amount or Surrender Value. The amount of Death Proceeds payable will be determined as of the date the Company receives due proof of the Insured's death for Option 2 and on the date of the Insured's death for Option 1.

EXAMPLES OF SUM INSURED OPTIONS

For the purposes of the following examples, assume that the Insured is under the Age of 40 and that there is no outstanding Debt.

EXAMPLE OF OPTION 1

Under Option 1, the Face Amount of the Policy generally will equal the Sum Insured. If at any time, however, the Policy Value multiplied by the applicable percentage is less than the Face Amount, the Sum Insured will equal the Face Amount of the Policy.

For example, a Policy with a $50,000 Face Amount will generally have a Sum Insured equal to $50,000. Because the Sum Insured must be equal to or greater than 250% of Policy Value, however, if at any time the Policy Value exceeds $20,000, the Sum Insured will exceed the $50,000 Face Amount. In this example, each additional dollar of Policy Value above $20,000 will increase the Sum Insured by $2.50. For example, a Policy with a Policy Value of $35,000 will have a Guideline Minimum Sum Insured of $87,500 ($35,000 X 2.50); Policy Value of $40,000 will produce a Guideline Minimum Sum Insured of $100,000 ($40,000 X 2.50); and Policy Value of $50,000 will produce a Guideline Minimum Sum Insured of $125,000 ($50,000 X 2.50).

Similarly, so long as Policy Value exceeds $20,000, each dollar taken out of Policy Value will reduce the Sum Insured by $2.50. If, for example, the Policy Value is reduced from $25,000 to $20,000 (because of partial withdrawals, charges or negative investment performance), the Sum Insured will be reduced from $62,500 to $50,000.

The applicable percentage becomes lower as the Insured's Age increases. If the Insured's Age in the above example were, for example, 50 (rather than between 0 and 40), the applicable percentage would be 185%. The Sum Insured would not exceed the $50,000 Face Amount unless the Policy Value exceeded $27,027 (rather than $20,000), and each dollar then added to or taken from Policy Value would change the Sum Insured by $1.85.

EXAMPLE OF OPTION 2

Under Option 2, the Sum Insured is generally equal to the Face Amount of the Policy plus the Policy Value. The Sum Insured under Option 2, however, always will be the greater of:

     -    the Face Amount plus Policy Value; or

     - the Policy Value multiplied by the applicable percentage from the Guideline Minimum Sum Insured Table.

For example, a Policy with a Face Amount of $50,000 and with Policy Value of $5,000 will produce a Sum Insured of $55,000 ($50,000 + $5,000). Policy Value of $10,000 will produce a Sum Insured of $60,000 ($50,000 + $10,000); Policy Value of $25,000 will produce a Sum Insured of $75,000 ($50,000 + $25,000).

According to the Guideline Minimum Sum Insured Table, however, the Sum Insured for the example must be at least 250% of the Policy Value. Therefore, if the Policy Value is greater than $33,333, 250% of that amount will be the required Sum Insured, which will be greater than the Face Amount plus Policy Value. In this example, each additional dollar of Policy Value above $33,333 will increase the Sum Insured by $2.50. For example, if the Policy Value is $35,000, the Guideline Minimum Sum Insured will be $87,500 ($35,000 X 2.50); Policy Value of $40,000 will produce a

Guideline Minimum Sum Insured of $100,000 ($40,000 X 2.50); and Policy Value of $50,000 will produce a Guideline Minimum Sum Insured of $125,000 ($50,000 X 2.50).

Similarly, if the Policy Value exceeds $33,333, each dollar taken out of the Policy Value will reduce the Sum Insured by $2.50. If, for example, the Policy Value is reduced from $45,000 to $40,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $112,500 to $100,000. If at any time, however, Policy Value multiplied by the applicable percentage is less than the Face Amount plus Policy Value, then the Sum Insured will be the current Face Amount plus the Policy Value.

The applicable percentage becomes lower as the Insured's Age increases. If the Insured's Age in the above example were 50, the Sum Insured must be at least
1.85 times the Policy Value. The amount of the Sum Insured would be the sum of the Policy Value plus $50,000 unless the Policy Value exceeded $58,824 (rather than $33,000). Each dollar added to or subtracted from the Policy would change the Sum Insured by $1.85.

CHANGING BETWEEN SUM INSURED OPTIONS

Generally, the Sum Insured Option in effect may be changed once each Policy year by sending a Written Request for change to the Principal Office. Changing Sum Insured Options will not require Evidence of Insurability. The effective date of any such change will be the Monthly Payment Date on or following the date of receipt of the request. No charges will be imposed on changes in Sum Insured Options.

CHANGE FROM OPTION 1 TO OPTION 2

If the Sum Insured Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Sum Insured less the Policy Value on the effective date of the change. This change may not be made if it would result in a Face Amount of less than $40,000. A change from Option 1 to Option 2 will not alter the amount of the Sum Insured at the time of the change, but will affect the determination of the Sum Insured from that point on. Because the Policy Value will be added to the new specified Face Amount, the Sum Insured will vary with the Policy Value. Under Option 2, the Insurance Amount at Risk always will equal the Face Amount unless the Guideline Minimum Sum Insured is in effect. The cost of insurance also may be higher or lower than it otherwise would have been without the change in Sum Insured Option.

CHANGE FROM OPTION 2 TO OPTION 1

If the Sum Insured Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Sum Insured which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Policy Value on the date of the change). The amount of the Sum Insured will not be altered at the time of the change. The change in option, however, will affect the determination of the Sum Insured from that point on, since the Policy Value no longer will be added to the Face Amount in determining the Sum Insured; the Sum Insured will equal the new Face Amount (or, if higher, the Guideline Minimum Sum Insured). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Policy Value will reduce or increase, respectively, the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Separate Account, changing the Sum Insured Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and therefore the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.

A change in Sum Insured Option may result in total premiums paid exceeding the then-current maximum premium limitation determined by IRS rules. In such event, the Company will pay the excess to the Policyowner.

               ADDITIONAL INFORMATION ABOUT CHARGES AND DEDUCTIONS

WAIVER OR REDUCTION OF CHARGES

The Company may waive or reduce the premium tax charge, administrative charges, surrender charge, or 5% partial withdrawal charge, and will not pay commissions on Policies, where the Insured is within the following class of individuals:

     All employees of First Allmerica Financial Life Insurance Company and its affiliates and subsidiaries located at First Allmerica's home office (or at off-site locations if such employees are on First Allmerica's home office payroll); all directors of First Allmerica and its affiliates and subsidiaries; all retired employees of First Allmerica and its affiliates and subsidiaries eligible under First Allmerica Companies' Pension Plan or any successor plan; all General Agents, agents and field staff of First Allmerica; and all spouses, children, siblings, parents and grandparents of any individuals identified above, who reside in the same household.

CALCULATION OF MAXIMUM SURRENDER CHARGES

A separate surrender charge is calculated upon issuance of the Policy and upon each increase in the Face Amount. The maximum surrender charge is equal to the sum of (a) plus (b), where (a) is a deferred administrative charge equal to $8.50 per $1,000 of initial Face Amount (or Face Amount increase), and (b) is a deferred sales charge of 49% of premiums received up to a maximum number of Guideline Annual Premiums (GAPs) subject to the deferred sales charge that varies by issue Age or Age at time of increase, as applicable:

APPLICABLE AGE   MAXIMUM GAPS   APPLICABLE AGE   MAXIMUM GAPS
--------------   ------------   --------------   ------------
     0-55          1.660714           68           1.290612
      56           1.632245           69           1.262143
      57           1.603776           70           1.233673
      58           1.575306           71           1.205204
      59           1.546837           72           1.176735
      60           1.518367           73           1.148265
      61           1.489898           74           1.119796
      62           1.461429           75           1.091327
      63           1.432959           76           1.062857
      64           1.404490           77           1.034388
      65           1.376020           78           1.005918
      66           1.347551           79           0.977449
      67           1.319082           80           0.948980

A further limitation is imposed based on the Standard Nonforfeiture Law of each state. The maximum surrender charges upon issuance of the Policy and upon each increase in the Face Amount are shown in the table below. During the first two Policy years following issue or an increase in the Face Amount, the actual surrender charge may be less than the maximum. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The maximum surrender charge initially remains level and then grades down according to the following schedule:

 AGES
------
 0-50    The maximum surrender charge remains level for the first 40 Policy months, reduces by 0.5% for the next 80 Policy months, then decreases by 1% per month to zero at the end of 180 Policy months (15 Policy years).

51 and   The maximum surrender charge remains level for 40 Policy months and
 above   decreases per month by above the percentages below:

         Age 51 -- 0.78% per month for 128 months
         Age 52 -- 0.86% per month for 116 months
         Age 53 -- 0.96% per month for 104 months
         Age 54 -- 1.09% per month for 92 months
         Age 55 and over -- 1.25% per month for 80 months

The factors used in calculating the maximum surrender charges vary with the issue Age, sex and Premium Class (Smoker) as indicated in the table below:

                 MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

 AGE AT
ISSUE OR      MALE      MALE      FEMALE    FEMALE
INCREASE   NONSMOKER   SMOKER   NONSMOKER   SMOKER
--------   ---------   ------   ---------   ------
    0                    8.63                7.68
    1                    8.63                7.70
    2                    8.78                7.81
    3                    8.94                7.93
    4                    9.10                8.05
    5                    9.27                8.18
    6                    9.46                8.32
    7                    9.65                8.47
    8                    9.86                8.62
    9                   10.08                8.78
   10                   10.31                8.95
   11                   10.55                9.13
   12                   10.81                9.32
   13                   11.07                9.51
   14                   11.34                9.71
   15                   11.62                9.92
   16                   11.89               10.14
   17                   12.16               10.36
   18        10.65      12.44      9.73     10.59
   19        10.87      12.73      9.93     10.83
   20        11.10      13.02     10.15     11.09
   21        11.34      13.33     10.37     11.35
   22        11.59      13.66     10.60     11.63
   23        11.85      14.01     10.85     11.92
   24        12.14      14.38     11.10     12.22
   25        12.44      14.77     11.37     12.54
   26        12.75      15.19     11.66     12.88
   27        13.09      15.64     11.95     13.23
   28        13.45      16.11     12.26     13.60
   29        13.83      16.62     12.59     13.99
   30        14.23      17.15     12.93     14.40
   31        14.66      17.72     13.29     14.83
   32        15.10      18.32     13.67     15.28
   33        15.58      18.96     14.07     15.75
   34        16.08      19.63     14.49     16.25
   35        16.60      20.35     14.93     16.77
   36        17.16      21.10     15.39     17.33
   37        17.75      21.89     15.88     17.91
   38        18.37      22.73     16.39     18.51
   39        19.02      23.55     16.93     19.15
   40        19.71      24.28     17.50     19.81
   41        20.44      25.04     18.09     20.51

 AGE AT
ISSUE OR      MALE      MALE      FEMALE    FEMALE
INCREASE   NONSMOKER   SMOKER   NONSMOKER   SMOKER
--------   ---------   ------   ---------   ------
   42        21.20      25.85     18.71     21.23
   43        22.02      26.71     19.36     21.98
   44        22.87      27.61     20.04     22.77
   45        23.61      28.56     20.76     23.56
   46        24.36      29.57     21.52     24.23
   47        25.15      30.63     22.33     24.94
   48        26.00      31.16     23.14     24.69
   49        26.90      32.95     23.83     26.47
   50        27.85      34.21     24.57     27.31
   51        28.87      35.56     25.35     28.18
   52        29.96      36.99     26.17     29.11
   53        31.12      38.25     27.05     30.09
   54        32.56      38.25     27.95     31.12
   55        33.67      38.25     28.97     32.21
   56        34.62      38.25     29.65     32.94
   57        35.61      38.25     30.36     33.70
   58        36.65      38.25     31.11     34.49
   59        37.73      38.25     32.74     36.23
   60        38.25      38.25     32.74     36.23
   61        38.25      38.25     33.63     37.18
   62        38.25      38.25     34.57     38.18
   63        38.25      38.25     35.56     38.25
   64        38.25      38.25     36.60     38.25
   65        38.25      38.25     37.68     38.25
   66        38.25      38.25     38.25     38.25
   67        38.25      38.25     38.25     38.25
   68        38.25      38.25     38.25     38.25
   69        38.25      38.25     38.25     38.25
   70        38.25      38.25     38.25     38.25
   71        38.25      38.25     38.25     38.25
   72        38.25      38.25     38.25     38.25
   73        38.25      38.25     38.25     38.25
   74        38.25      38.25     38.25     38.25
   75        38.25      38.25     38.25     38.25
   76        38.25      38.25     38.25     38.25
   77        38.25      38.25     38.25     38.25
   78        38.25      38.25     38.25     38.25
   79        38.25      38.25     38.25     38.25
   80        38.25      38.25     38.25     38.25

EXAMPLES. For the purposes of these examples, assume that a male, Age 35, non-smoker purchases a $100,000 Policy. In this example the Guideline Annual Premium ("GAP") equals $1,118.22. His maximum surrender charge is calculated as follows:

(a)   Deferred administrative charge               $  850.00
      ($8.50/$1,000 of Face Amount)

(b)   Deferred sales charge                        $  909.95
      (49% X 1.660714 GAPs)

         TOTAL                                     $1,759.95

Maximum surrender charge per Table (16.60 X 100)   $1,660.00

During the first two Policy years after the Date of Issue, the actual surrender charge is the smaller of the maximum surrender charge and the following sum:

(a)   Deferred administrative charge                        $850.00
      ($8.50/$1,000 of Face Amount)

(b)   Deferred sales charge                                  Varies
      (not to exceed 29% of Premiums received,
      up to one GAP, plus 9% of premiums
      received in excess of one GAP, but
      less than the maximum number of GAPs
      subject to the deferred sales charge)

                                                 Sum of (a) and (b)

The maximum surrender charge is $1,660. All premiums are associated with the initial Face Amount unless the Face Amount is increased.

EXAMPLE 1:

Assume the Policyowner surrenders the Policy in the tenth Policy month, having paid total premiums of $900. The actual surrender charge would be $1,111.

EXAMPLE 2:

Assume the Policyowner surrenders the Policy in the 120th Policy month. After the 40th Policy month, the maximum surrender charge decreases by 0.5% per month ($8.30 per month in this example.) In this example, the maximum surrender charge would be $996.

The Surrender charge is designed to partially reimburse us for the administrative costs of product research and development, underwriting, policy administration and for distribution expenses, including commissions to our representatives, advertising, and the printing of prospectuses and sales literature.

                             PERFORMANCE INFORMATION

The Policy was first offered to the public in 1993. The Company may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Sub-Accounts have been in existence.

The returns in the tables reflect the charges assessed against the Separate Account (e.g., the mortality and expense risk charge and the administration charge) and all charges and expenses of the Underlying Funds. However, the tax expense charge, the charges that vary with each Policy because they are based on certain factors that vary with the individual characteristics of the Insured (e.g., the Monthly Deduction and Surrender Charges), and transaction charges are not reflected in the rates of return shown below. If these charges were deducted, the returns in the Tables would have been significantly lower. The tables do not illustrate how investment performance of the underlying funds will affect policy values and benefits because they do not reflect deduction of all applicable policy charges.

In each table, "One-Year Total Return" refers to the total of the income generated by a Sub-Account, based on certain charges and assumptions as described in the respective tables, for the one-year period ended December 31, 2007. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

OTHER PERFORMANCE INFORMATION

We may compare performance information for a sub-account in reports and promotional literature to:

     -    Standard & Poor's 500 Composite Stock Price Index (S&P 500)

     -    Dow Jones Industrial Average (DJIA)

     -    Shearson, Lehman Aggregate Bond Index

     - Other unmanaged indices of unmanaged securities widely regarded by investors as representative of the securities markets

     - Other groups of variable life separate accounts or other investment products tracked by Lipper Inc.

     - Other services, companies, publications or persons, such as Morningstar, Inc., who rank the investment products on performance or other criteria

     -    The Consumer Price Index

In advertising, sales literature, publications or other materials, we may give information on various topics of interest to Policy owners and prospective Policy owners. These topics may include:

     - The relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation and automatic account rebalancing)

     - The advantages and disadvantages of investing in tax-deferred and taxable investments

     -    Customer profiles and hypothetical payment and investment scenarios

     -    Financial management and tax and retirement planning

     - Investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policies and the characteristics of and market for the financial instruments.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/heath insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

                                     TABLE I
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2008
                         SINCE INCEPTION OF SUB-ACCOUNTS
            (EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES)

The following performance information is based on the periods that the Sub-Accounts have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT THE TAX EXPENSE CHARGE, MONTHLY CHARGES UNDER THE POLICIES, SURRENDER CHARGES, OR TRANSACTION CHARGES. IF THESE CHARGES WERE DEDUCTED, PERFORMANCE WOULD HAVE BEEN SIGNIFICANTLY LOWER IN THE TABLE BELOW. It is assumed that an annual premium payment of $3,000 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                           10 YEARS
                                                        SUB-ACCOUNT   FOR YEAR             OR SINCE
                                                         INCEPTION      ENDED      5     INCEPTION OF
                                                           DATE       12/31/08   YEARS    SUB-ACOUNT
                                                        -----------   --------   -----   ------------
Goldman Sachs VIT Capital Growth Fund                     01/09/06     -42.41      N/A      -13.37
Goldman Sachs VIT Core Fixed Income Fund                  01/09/06      -9.31      N/A       -0.28
Goldman Sachs VIT Equity Index Fund                       01/09/06     -37.77      N/A      -10.43
Goldman Sachs VIT Government Income Fund                  01/09/06       2.33      N/A        3.93
Goldman Sachs VIT Growth Opportunities Fund               01/09/06     -41.28      N/A      -11.20
Goldman Sachs VIT Mid Cap Value Fund                      01/09/06     -37.71      N/A      -10.83
Goldman Sachs VIT Money Market Fund                       01/09/06       1.43      N/A        3.13
Goldman Sachs VIT Strategic International Equity Fund     01/09/06     -46.52      N/A      -13.16
Goldman Sachs VIT Structured U.S. Equity Fund             01/09/06     -37.63      N/A      -13.17
AIM V.I. Global Health Care Fund                            5/1/01     -29.19    -1.25       -1.21
AllianceBernstein VPS Large Cap Growth Portfolio            5/1/01     -40.30    -4.08       -6.74
Delaware VIP International Value Equity Series             7/18/93     -42.88    -0.22        2.16
Fidelity VIP Asset Manager Portfolio                       5/10/94     -29.29    -1.41       -0.14
Fidelity VIP Equity-Income Portfolio                        7/6/93     -43.11    -4.51       -1.00
Fidelity VIP Growth Portfolio                              7/18/93     -47.59    -5.51       -3.83
Fidelity VIP High Income Portfolio                         7/18/93     -25.59    -1.50       -1.41
Fidelity VIP Overseas Portfolio                            7/20/93     -44.25     0.23        0.10
FT VIP Franklin Large Cap Growth Securities Fund            5/1/01     -35.05    -4.17       -4.91
FT VIP Franklin Small-Mid Cap Growth Securities Fund        5/1/01     -42.96    -4.84       -4.54
Janus Aspen Janus Portfolio                                 5/1/01     -40.35    -4.40       -6.49
T. Rowe Price International Stock Portfolio                6/21/95     -49.11    -2.62       -2.65


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of the Company as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008, and the financial statements of the VEL II Account of the Company as of December 31, 2008 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Policies.

          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, shareholder's equity, comprehensive income and cash flows present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company at December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 17, 2009

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED BALANCE SHEETS

DECEMBER 31,                                                        2008       2007
--------------------------------------------------------------------------------------
(In millions)
ASSETS
   Investments:
      Fixed maturities at fair value (amortized cost of $959.7
         and $967.2 in 2008 and 2007, respectively)               $  929.3   $   965.7
      Equity securities at fair value (cost of $93.5 and $108.1
         in 2008 and 2007, respectively)                              68.1       102.7
      Policy loans                                                    92.9       106.1
                                                                  --------   ---------
         Total investments                                         1,090.3     1,174.5
                                                                  --------   ---------
   Cash and cash equivalents                                         277.4        57.4
   Accrued investment income                                          12.3        11.3
   Reinsurance receivable on paid and unpaid losses, benefits,
      unearned premiums and modified coinsurance                   2,572.6     2,070.0
   Value of business acquired (intangible)                           146.5       220.4
   Deferred policy acquisition costs                                 118.3       153.3
   Deferred federal income taxes                                     139.3       129.7
   Derivative instruments receivable                                 182.9        29.1
   Other assets                                                       74.7        31.9
   Separate account assets                                         3,659.8     6,906.7
                                                                  --------   ---------
         Total assets                                             $8,274.1   $10,784.3
                                                                  ========   =========
LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits                                      $3,748.6   $ 3,133.2
      Outstanding claims and losses                                   16.3         9.2
      Contractholder deposit funds and other policy liabilities       65.6        46.3
                                                                  --------   ---------
         Total policy liabilities and accruals                     3,830.5     3,188.7
                                                                  --------   ---------
   Derivative instruments payable                                     57.7        33.7
   Collateral on derivative instruments                               60.0          --
   Accrued expenses and other liabilities                             46.5        56.4
   Reinsurance payable                                                25.5        21.4
   Separate account liabilities                                    3,659.8     6,906.7
                                                                  --------   ---------
         Total liabilities                                        $7,680.0   $10,206.9
                                                                  --------   ---------
Commitments and contingencies (Notes 17 and 18)
SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares authorized,
      2,526 shares issued and outstanding                         $    2.5   $     2.5
   Additional paid-in capital                                        466.9       416.9
   Accumulated other comprehensive loss                              (25.0)       (3.2)
   Retained earnings                                                 149.7       161.2
                                                                  --------   ---------
         Total shareholder's equity                                  594.1       577.4
                                                                  --------   ---------
         Total liabilities and shareholder's equity               $8,274.1   $10,784.3
                                                                  ========   =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                                    2008     2007     2006
-------------------------------------------------------------------------------------------
(In millions)
REVENUES
   Universal life and investment product policy fees              $ 189.6   $239.6   $233.0
   Net investment income                                            125.6    137.5    114.5
   Net realized investment (losses)/gains                           (49.6)     5.9     (7.3)
   Other income                                                      21.6     19.9     16.7
                                                                  -------------------------
      Total revenues                                                287.2    402.9    356.9
                                                                  -------------------------
BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment expenses     297.1    141.7    105.2
   Policy acquisition expenses                                      106.9     52.7     39.0
   (Gains)/losses on derivative instruments                        (175.6)     6.8     46.7
   Other operating expenses                                          59.5     70.1     74.9
                                                                  -------------------------
      Total benefits, losses and expenses                           287.9    271.3    265.8
                                                                  -------------------------
      (Loss)/income before federal income taxes                      (0.7)   131.6     91.1
                                                                  -------------------------
FEDERAL INCOME TAX EXPENSE
                                                                  -------------------------
   Deferred federal income tax expense                               10.8     34.6     26.2
                                                                  -------------------------
Net (loss)/income                                                 $ (11.5)  $ 97.0   $ 64.9
                                                                  =========================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                           ACCUMULATED OTHER      TOTAL
                                                 ADDITIONAL     RETAINED     COMPREHENSIVE     SHAREHOLDER'S
(IN MILLIONS)                  COMMON STOCK   PAID-IN CAPITAL   EARNINGS          LOSS            EQUITY
------------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2006         $2.5            $329.9        $ (0.7)         $   --           $331.7
Net income                                                         64.9                             64.9
Other comprehensive income:
Net unrealized losses                                                              (1.2)            (1.2)
Capital contribution                                 87.0                                           87.0
                                   ---------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2006       $2.5            $416.9        $ 64.2          $ (1.2)          $482.4
                                   =====================================================================
Net income                                                         97.0                             97.0
Other comprehensive income:
Net unrealized losses                                                              (2.0)            (2.0)
                                   ---------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2007       $2.5            $416.9        $161.2          $ (3.2)          $577.4
                                   =====================================================================
Net loss                                                          (11.5)                           (11.5)
Other comprehensive income:
Net unrealized losses                                                             (21.8)           (21.8)
Capital contribution                                 50.0                                           50.0
                                   ---------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2008       $2.5            $466.9        $149.7          $(25.0)          $594.1
                                   =====================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31,                                  2008     2007    2006
---------------------------------------------------------------------------------------
(In millions)
                                                                 ----------------------
Net (loss)/income                                                $(11.5)  $97.0   $64.9
                                                                 ----------------------
Other comprehensive (loss)/income:
   Available-for-sale securities, net of policyholder amounts:
      Net depreciation during the period                          (33.5)   (3.0)   (2.0)
      Benefit for deferred federal income taxes                    11.7     1.0     0.8
                                                                 ----------------------
   Total available-for-sales securities                           (21.8)   (2.0)   (1.2)
                                                                 ----------------------
Comprehensive (loss)/income                                      $(33.3)  $95.0   $63.7
                                                                 ======================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                                     2008       2007       2006
-----------------------------------------------------------------------------------------------------------------
(In millions)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net (loss)/income                                                              $   (11.5)  $  97.0   $    64.9
   Adjustments to reconcile net (loss)/income to net cash provided by (used in)
      operating activities:
      Net realized investment (gains)/losses                                           49.6      (5.9)        7.3
      Non cash derivative activity                                                   (172.6)     (7.4)       28.5
      Net accretion of premiums on investments                                         (1.1)      0.7        (0.8)
      Net amortization and depreciation                                               107.5      52.7        39.0
      Deferred federal income taxes                                                    10.8      34.6        26.2
      Change in deferred policy acquisition costs                                      13.8     (53.0)     (110.0)
      Change in premiums and notes receivable, net of reinsurance premiums
         payable                                                                        4.1      16.9        (2.6)
      Change in accrued investment income                                              (1.0)      1.6         7.9
      Change in policy liabilities and accruals, net                                  622.5    (281.5)    1,053.6
      Change in reinsurance receivable and modified coinsurance                      (502.6)    104.8    (1,362.9)
      Change in expenses and taxes payable                                             (9.9)     (4.4)       (5.6)
      Other, net                                                                       11.5     (17.0)       (5.6)
                                                                                  ---------   -------   ---------
      Net cash provided by/(used in) operating activities                             121.1     (60.9)     (260.1)
                                                                                  ---------   -------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals and maturities of fixed maturities                    1,550.8     773.9     2,206.0
      Proceeds from disposals of other investments                                    271.9      19.3         0.6
      Purchase of fixed maturities                                                 (1,580.2)   (662.4)   (2,012.1)
      Purchase of equity securities                                                      --     (43.7)      (64.4)
      Purchase of other investments                                                  (212.9)    (20.3)       (1.4)
      Capital expenditures                                                               --        --        (1.5)
      Net payments related to margin deposits on derivative instruments                  --        --        (0.1)
                                                                                  ---------   -------   ---------
      Net cash provided by investing activities                                        29.6      66.8       127.1
                                                                                  ---------   -------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
      Deposits in/(withdrawals from) contractholder deposit funds                      19.3      (7.4)      (17.6)
      Capital contribution                                                             50.0        --        86.3
                                                                                  ---------   -------   ---------
      Net cash provided by/(used in) financing activities                              69.3      (7.4)       68.7
                                                                                  ---------   -------   ---------
      Net change in cash and cash equivalents                                         220.0      (1.5)      (64.3)
      Cash and cash equivalents, beginning of period                                   57.4      58.9       123.2
                                                                                  ---------   -------   ---------
      Cash and cash equivalents, end of period                                    $   277.4   $  57.4   $    58.9
                                                                                  =========   =======   =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

1. ORGANIZATION

Commonwealth Annuity and Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of Massachusetts, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc ("Goldman Sachs"). The Company manages blocks of variable annuity, variable universal life insurance, whole life insurance, term life insurance, universal life insurance and minor blocks of group retirement products. In 2007, the Company began issuance of 403(b) variable annuity products. This requires the Company to have an affiliated broker dealer to act as principal underwriter and distributor. The Company signed an agreement with Epoch Securities Inc. ("Epoch"), a Delaware corporation, and a Financial Industry Regulatory Authority ("FINRA") member firm, to serve as principal underwriter for several of the Company's variable products. Epoch is a wholly-owned subsidiary of Goldman Sachs (see Note 18 - Related Party Transactions). Prior to September 1, 2006, the Company was named Allmerica Financial Life Insurance and Annuity Company ("AFLIAC").

On December 30, 2005, Goldman Sachs acquired all outstanding common shares of the Company from The Hanover Insurance Group ("THG") (the "Transaction"). Immediately preceding the Transaction, the Company distributed its ownership in certain wholly-owned subsidiaries, First Allmerica Financial Life Insurance Company ("FAFLIC"), VeraVest Investments, Inc. ("VeraVest"), and Allmerica Financial Investment Management Services, Inc ("AFIMS") directly to THG as a dividend to shareholders. The Company's remaining non-insurance subsidiaries were distributed to FAFLIC as a capital contribution prior to the Transaction.

Concurrent with the Transaction, the Company entered into several servicing agreements to provide certain operational and administrative support of its business. Transitional service agreements with THG provided operational support, system and policy conversion support, accounting and other services until December 31, 2006. An operational servicing agreement was executed with Security Benefit Life Insurance Company ("Se2") on December 30, 2005, to provide customer and agent support and perform other key policy administration and operational functions. As of December 31, 2006, these operational functions were transferred to Se2.

2. BASIS OF PRESENTATION

The accompanying audited financial statements have been prepared in accordance with generally accepted accounting principles ("US GAAP"). The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Transaction was accounted for using the purchase method under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations" ("SFAS No. 141") and SFAS No. 142, "Goodwill and Other Intangible Assets" ("SFAS No. 142") and purchase accounting adjustments were "pushed down" to the Company's financial statements. Under the purchase method of accounting, assets acquired and liabilities assumed were recorded at estimated fair value at the date of purchase, and updated as of December 31, 2008 and December 31, 2007. See Note 4
- Purchase Accounting, for a purchase accounting income statement containing the changes.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     A. VALUATION OF INVESTMENTS

The Company accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("SFAS No. 115"). At the time of purchase, fixed maturity securities are classified based on the Company's intent as either held-to-maturity, trading or available-for-sale.

Fixed maturities and equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Policy loans are carried principally at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A. VALUATION OF INVESTMENTS (CONTINUED)

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under American Institute of Certified Public Accountants ("AICPA") Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contract and for Separate Accounts" ("SOP 03-1"), are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary decline in value of a specific investment is deemed to have occurred, the Company reduces the cost basis of the investment to fair value. This reduction is permanent and is recognized as a realized investment loss. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under SOP 03-1 accrue to and are borne by the contract holder.

     B. FINANCIAL INSTRUMENTS

Financial instruments are reflected in the balance sheet on a trade-date basis. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. Fair value measurements are not adjusted for transaction costs.

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including U.S. government and agency securities, liquid mortgage products, investment-grade corporate bonds, money market securities, state, municipal and provincial obligations, swap contracts, option contracts, futures contracts and a high yield mutual fund. The high yield fund invests in high yield, fixed income securities that, at the time of purchase, are non-investment grade. This holding is classified within Equity Securities on the Company's Consolidated Balance Sheets.

The Company adopted SFAS No. 157, "Fair Value Measurements" ("SFAS No. 157"), as of the beginning of 2007. SFAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. See "Note 3N - New and Adopted Accounting Pronouncements" for a discussion of the impact of adopting SFAS No. 157.

During the fourth quarter of 2008, both the Financial Accounting Standards Board ("FASB") and the staff of the Securities and Exchange Commission ("SEC") re-emphasized the importance of sound fair value measurement in financial reporting. In October 2008, the FASB issued FASB Staff Position No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active" ("FSP No. FAS 157-3"). This statement clarifies that determining fair value in an inactive or dislocated market depends on facts and circumstances and requires significant management judgment. This statement specifies that it is acceptable to use inputs based on management estimates or assumptions, or for management to make adjustments to observable inputs to determine fair value when markets are not active and relevant observable inputs are not available. The Company's fair value measurement policies are consistent with the guidance in FSP No. FAS 157-3.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B. FINANCIAL INSTRUMENTS (CONTINUED)

Credit risk is an essential component of fair value. Cash products (e.g., bonds and loans) and derivative instruments (particularly those with significant future projected cash flows) trade in the market at levels which reflect credit considerations. The Company calculates the fair value of derivative assets by discounting future cash flows at a rate which incorporates counterparty credit spreads and the fair value of derivative liabilities by discounting future cash flows at a rate which incorporates the Company's own credit spreads. In doing so, credit exposures are adjusted to reflect mitigants, namely collateral agreements which reduce exposures based on triggers and contractual posting requirements. The Company manages its exposure to credit risk as it does other market risks and will price, economically hedge, facilitate and intermediate trades which involve credit risk. The Company records liquidity valuation adjustments to reflect the cost of exiting concentrated risk positions, including exposure to the Company's own credit spreads.

In determining fair value, the Company separates its financial instruments into two categories: cash instruments and derivative contracts. See "Note 3C - Cash Instruments" and "Note 3D - Derivatives and Hedging Activities" below.

     C. CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. The types of instruments valued based on quoted market prices in active markets include most U.S. government and agency securities, many other sovereign government obligations, and most money market securities. Such instruments are generally classified within level 1 of the fair value hierarchy. In accordance with SFAS No. 157, the Company does not adjust the quoted price for such instruments, even in situations where the Company holds a large position and a sale could reasonably impact the quoted price.

The types of instruments valued based on quoted prices in markets that are not active, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency include most investment-grade and high-yield corporate bonds, most mortgage products, state, and municipal obligations. Such instruments are generally classified within level 2 of the fair value hierarchy.

Certain cash instruments are classified within level 3 of the fair value hierarchy because they trade infrequently and therefore have little or no price transparency. Such instruments include private equity and subordinated obligations. The transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. This valuation is adjusted only when changes to inputs and assumptions are corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows.

For positions that are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Recent market conditions, particularly in the fourth quarter of 2008 (characterized by dislocations between asset classes, elevated levels of volatility, and reduced price transparency), have increased the level of management judgment required to value cash trading instruments classified within level 3 of the fair value hierarchy. In particular, management's judgment is required to determine the appropriate risk-adjusted discount rate for cash trading instruments with little or no price transparency as a result of decreased volumes and lower levels of trading activity. In such situations, the Company's valuation is adjusted to approximate rates which market participants would likely consider appropriate for relevant credit and liquidity risks.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     D. DERIVATIVES AND HEDGING ACTIVITIES

Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded derivatives typically fall within level 1 or level 2 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. The Company generally values exchange-traded derivatives within portfolios using models which calibrate to market clearing levels and eliminate timing differences between the closing price of the exchange-traded derivatives and their underlying cash instruments. In such cases, exchange-traded derivatives are classified within level 2 of the fair value hierarchy.

As of the Transaction, the Company entered into certain OTC derivatives, primarily equity put options and interest rate swaptions, to hedge certain equity market, credit and interest rate risk. None of these post-transaction instruments qualify for hedge accounting, and are carried at fair value or amounts that approximate fair value.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within level 2 of the fair value hierarchy.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. Such instruments are classified within level 3 of the fair value hierarchy. Where the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. The valuations of these less liquid OTC derivatives are typically based on level 1 and/or level 2 inputs that can be observed in the market, as well as unobservable level 3 inputs. Subsequent to initial recognition, the Company updates the level 1 and level 2 inputs to reflect observable market changes, with resulting gains and losses reflected within level 3. Level 3 inputs are only changed when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. In circumstances where the Company cannot verify the model value to market transactions, it is possible that a different valuation model could produce a materially different estimate of fair value.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

In November 2006, per an investment management agreement with Goldman Sachs Asset Management, L.P. ("GSAM"), the Company began to trade futures contracts. Exchange-traded futures and options are effected through a regulated exchange and positions are marked to market through the Consolidated Statements of Income on a daily basis. The Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments. From time to time, futures contracts are terminated. The termination of such contracts would be recognized in income as they are marked to market on a daily basis. Terminations would not materially impact earnings as any payment due upon termination represents one day of market exposure. The clearinghouse guarantees the performance of both counterparties which mitigates credit risk.

     E. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid overnight deposits held in the ordinary course of business. None of this is restricted or segregated for specific business reasons. Approximately $81.8 million is held at one financial institution at December 31, 2008.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     F. DEFERRED POLICY ACQUISITION COSTS ("DAC") AND DEFERRED SALES INDUCEMENTS ("DSI")

DAC consists of commissions, ceding commissions, and other costs, which vary with, and are primarily related to, the production of revenues. The Company defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments. DAC is amortized over its estimated life in accordance with SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("SFAS No. 97"). As part of the recording of fair value purchase accounting due to the acquisition of the Company, all DAC and DSI acquired from THG were written down to zero as of the Transaction date.

Subsequent to the Transaction, DAC and DSI balances primarily were created via the deferral of ceding commissions and bonus interest credits paid in the reinsurance of in force contracts. DAC and DSI amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs and sales inducements related to variable annuity products are amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. (See Note 14 - Deferred Policy Acquisition Costs for further discussion).

     G. REINSURANCE

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a long duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss.

With respect to ceded reinsurance, the valuation of claims recoverable depends on whether the underlying claim is a reported claim, or a future policy benefit. For reported claims, the Company values reinsurance recoverables at the time the underlying claim is recognized, in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information and applies that information to the future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible.

See Note 13 - Reinsurance for further discussion.

     H. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be fully recoverable in accordance with SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets." The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     I. VALUE OF BUSINESS ACQUIRED ("VOBA")

VOBA is an intangible asset that reflects the estimated fair value of in-force contracts resulting from the Transaction. VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.

The methodology for determining the amortization of VOBA is based on SFAS No.
97. Under SFAS No. 97, acquisition costs for variable universal life insurance and variable annuity products are generally amortized over the lives of the policies in relation to the emergence of estimated gross profits ("EGPs") from surrender charges, investment, and mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments. Contract lives for variable universal life policies and variable annuities are estimated to be 30 years.

The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as available-for-sale and certain derivatives. Amortization expense of VOBA reflects an assumption for an expected level of credit-related investment losses. When actual credit-related investment losses are realized, the Company recognize a true-up to our VOBA amortization within realized gain (loss) in the Consolidated Statements of Income reflecting the incremental impact of actual versus expected credit-related investment losses. These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

VOBA is reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts.

     J. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of mutual funds, bonds, common stocks, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts. See Note 6 - Liabilities for Minimum Gurantees under Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration contracts and for Separate Accounts.

Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Balance Sheet, with an equivalent summary total reported for related liabilities. The open-ended mutual funds in the separate accounts produce a daily net asset value that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1, under SFAS No. 157.

     K. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.5 % to 11.5 % for annuities and 2.5 % to 6.0 % for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values.

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     K. POLICY LIABILITIES AND ACCRUALS (CONTINUED)

ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liability and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

     L. PREMIUM, FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs. See Note 14 - Deferred Policy Acquisition Costs, for further information regarding revaluation of DAC and deferred sales inducements.

     M. FEDERAL INCOME TAXES

Deferred federal income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" ("SFAS No. 109"). These differences result primarily from insurance reserves, net operating loss carryforwards, policy acquisition expenses, tax credit carryforwards and deferred sales inducements.

In June 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN No. 48"), to create a single model to address accounting for uncertainty in tax positions (See Note 3N - New and Adopted Accounting Pronouncements).

     N. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS

In January 2009, the FASB issued FASB Staff Position ("FSP") No. EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20," ("FSP EITF 99-20-1"). The FSP amends the impairment guidance of Emerging Issues Task Force ("EITF") Issue No. 99-20, "Recognition of Interest Income and Impairment of Purchased Beneficial Interest and Beneficial Interest that Continue to Be Held by a Transferor in Securitized Financial Assets," by removing the exclusive reliance upon market participant assumptions about future cash flows when evaluating impairment of securities within its scope. FSP EITF 99-20-1 requires companies to follow the impairment guidance in SFAS No. 115, which permits the use of reasonable management judgement of the probability that the holder will be unable to collect all amounts due. The FSP is effective prospectively for interim and annual reporting periods ending after December 15, 2008. The Company adopted the FSP on December 31, 2008 and the adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     N. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS (CONTINUED)

As discussed above, in October 2008, the FASB issued FSP No. FAS 157-3, which clarifies the application of SFAS No. 157 in an inactive market, without changing its existing principles. The FSP was effective immediately upon issuance. The adoption of FSP No. FAS 157-3 did not have an effect on the Company's financial condition, results of operations or cash flows.

In September 2008, the FASB issued FSP No. FAS 133-1 ("FSP No. FAS 133-1") and FIN 45-4 ("FIN 45-4"), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161." FSP No. FAS 133-1 and FIN 45-4 requires enhanced disclosures about credit derivatives and guarantees and amends FIN 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" to exclude credit derivative instruments accounted for at fair value under SFAS No. 133. The FSP is effective for financial statements issued for reporting periods ending after November 15, 2008. Adoption of FSP No. FAS 133-1 and FIN 45-4 did not have an effect on the Company's financial condition, results of operations or cash flows.

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities," which gives entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not accounted for at fair value under other accounting standards. The election to use the fair value option is available at specified election dates, such as when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, SFAS No. 159 allows for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. The Company did not adopted SFAS No. 159 for any portion of its business.

In September 2006, the FASB issued SFAS No. 157. SFAS No. 157 clarifies that fair value is an exit price, representing the amount that would be exchanged to sell an asset or transfer a liability in an orderly transaction between market participants. Under FAS No. 157, fair value measurements are not adjusted for transaction costs.

SFAS No. 157 nullifies the consensus reached in EITF Issue No. 02-3, "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities," ("EITF Issue No. 02-3") that prohibited the recognition of day one gain or loss on derivative contracts (and hybrid instruments measured at fair value under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as modified by SFAS No. 155) where the Company could not verify all of the significant model inputs to observable market data and verify the model to market transactions. However, SFAS No. 157 requires that a fair value measurement reflect the assumptions market participants would use in pricing an asset or liability based on the best information available. Assumptions include the risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model. The Company adopted SFAS 157 as of January 1, 2007; adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

In June 2006, the FASB issued FIN No. 48. FIN No. 48 requires that the Company determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Once it is determined that a position meets this recognition threshold, the position is measured to determine the amount of benefit to be recognized in the financial statements. The Company adopted the provisions of FIN No. 48 as of January 1, 2007; adoption did not have any impact on the Company's financial condition, results of operations or cash flows and did not result in any adjustments to retained earnings.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("SFAS No. 155"). SFAS No. 155 permits an entity to measure at fair value any financial instrument that contains an embedded derivative that otherwise would require bifurcation. As permitted, the Company early adopted SFAS No. 155 in the first quarter of 2006. Adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     N. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS (CONTINUED)

accounting by insurance companies for deferred acquisition costs on internal replacements of insurance and investment contracts other than those described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." This statement is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 as of January 1, 2007; adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

     O. ACCOUNTING STANDARDS NOT YET ADOPTED

In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly," ("FSP FAS No. 157-4"). FSP FAS No. 157-4 provides guidance in estimating fair value in accordance with SFAS 157 when the volume and level of activity for an asset or liability have significantly decreased when compared to normal activity. FSP FAS no. 157-4 also provides guidance in identifying circumstances that indicate a transaction is not orderly, which may indicate that further analysis of transactions or quoted market prices is needed and a significant adjustment to these transactions or prices may be necessary to estimate fair value in accordance with SFAS 157. FSP FAS No. 157-4 shall be effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Early adoption is permitted for periods ending after March 15, 2009. Earlier adoption for periods ending before March 15, 2009, is not permitted. The Company will adopt FSP FAS No. 157-4 in 2009; the Company is currently reviewing the impact of adoption of FSP FAS No. 157-4 on the Company's financial condition, results of operations and cash flows.

In April 2009, the FASB issued FSP FAS 115-2 and FAS 124-2, "Recognition and Presentation of Other-Than-Temporary Impairments," ("FSP FAS No. 115-2 and FAS 124-2"), which amends the other-than-temporary impairment guidance for debt securities and changes the presentation and disclosure requirements for other-than-temporary impairments on both debt and equity securities. Under FSP FAS No. 115-2 and FAS 124-2, only that portion of an other-than-temporary impairment loss on a debt security related to credit is charged through the income statement, unless the entity intends to or it is more likely than not that the entity will be required to sell the impaired debt security prior to recovery. FSP FAS No. 115-2 and FAS 124-2 shall be effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. Earlier adoption for periods ending before March 15, 2009, is not permitted. The Company will adopt FSP FAS No. 115-2 and FAS 124-2 in 2009; the Company is currently reviewing the impact of adoption of FSP FAS No. 115-2 and FAS 124-2 on the Company's financial condition, results of operations and cash flows.

In May 2008, the FASB issued SFAS No. 163, "Accounting for Financial Guarantee Insurance Contracts - an interpretation of FASB Statement No. 60." The scope of SFAS No. 163 is limited to financial guarantee insurance (and reinsurance) contracts issued by enterprises that are included within the scope of SFAS No. 60, "Accounting and Reporting by Insurance Enterprises," and that are not accounted for as derivative instruments. SFAS No. 163 excludes from its scope insurance contracts that are similar to financial guarantee insurance, such as mortgage guaranty insurance and credit insurance on trade receivables. SFAS No. 163 is effective for financial statements issued for fiscal years beginning after December 15, 2008, and all interim periods within those fiscal years, except for certain disclosures about the insurance enterprise's risk management activities. Except for certain disclosures, earlier application is not permitted. The Company does not have any contracts with guarantees within the scope of this standard. The Company's adoption of SFAS No. 163 on January 1, 2009 will have no impact on its consolidated financial statements.

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS No. 161"). SFAS No. 161 requires enhanced disclosures about an entity's derivative and hedging activities, and is effective for financial statements issued for reporting periods beginning after November 15, 2008, with early application encouraged. Since SFAS No. 161 requires only additional disclosures concerning derivatives and hedging activities, adoption of SFAS No. 161 will not affect the Company's financial condition, results of operations or cash flows.

In December 2007, the FASB issued a revision to SFAS No. 141, "Business Combinations." SFAS No. 141(R) requires changes to the accounting for transaction costs, certain contingent assets and liabilities, and other balances in a business combination. In addition, in partial acquisitions, when control is obtained, the acquiring company must measure and record all of the target's assets

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     O. ACCOUNTING STANDARDS NOT YET ADOPTED (CONTINUED)

and liabilities, including goodwill, at fair value as if the entire target company had been acquired. The Company will apply the provisions of SFAS No. 141(R) to business combinations occurring after December 31, 2008. Adoption of SFAS No. 141(R) will not affect the Company's financial condition, results of operations or cash flows.

In June 2007, the AICPA issued Statement of Position 07-1, "Clarification of the Scope of the Audit and Accounting Guide 'Audits of Investment Companies' and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" ("SOP 07-1") SOP 07-1 clarifies when an entity may apply the provisions of the Audit and Accounting Guide for Investment Companies (the Guide). In February 2008, the FASB issued FSP Statement of Position 07-1-a, "The Effective Date of AICPA Statement of Position 07-1," which indefinitely defers the effective date for SOP 07-01.

     P. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

4. PURCHASE ACCOUNTING

Goldman Sachs' acquisition of the Company is accounted for by applying SFAS No. 141 through "push down" accounting. Included in the following table is VOBA, which represents the present value of future profits embedded in the acquired contracts. See Note 12 - Value of Business Acquired, for further explanation of VOBA. The assessment of fair value in accordance with SFAS No. 141 included the establishment of intangible assets for VOBA and various state licenses. No specific goodwill was recognized as a result of this assessment. In accordance with SFAS No. 141 the purchase allocation period to identify and record fair value for all assets acquired and liabilities assumed should usually not exceed one year from the transaction date, with the exception of tax adjustments. At the conclusion of 2007 and 2006, additional balance sheet adjustments related to tax items were identified. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of December 30, 2005 and purchase accounting adjustments made for the years ended December 31, 2008, December 31, 2007 and December 31, 2006.

                                                      EFFECT OF        EFFECT OF        EFFECT OF       PROFORMA
                                    DECEMBER 30,   ADJUSTMENTS IN   ADJUSTMENTS IN   ADJUSTMENTS IN   DECEMBER 31,
FAIR VALUE                              2005           2006(1)          2007(2)          2008(2)          2005
------------------------------------------------------------------------------------------------------------------
(In millions)
Assets:
Total investments at market value     $ 1,391.8        $   --           $  --             $  --         $ 1,391.8
Cash and cash equivalents                 123.2            --              --                               123.2
VOBA                                      318.5         (12.4)           (5.8)             (8.6)            291.7
Other assets at fair value              1,007.5          18.4             5.6               8.6           1,040.1
Separate account assets                 8,578.3            --              --                --           8,578.3
                                      ---------------------------------------------------------------------------
   Total assets acquired               11,419.3           6.0            (0.2)               --          11,425.1
Liabilities:
Policyholder account balances           2,436.3           5.3              --                --           2,441.6
Other liabilities at fair value            72.3            --            (0.4)               --              71.9
Separate account liabilities            8,578.3            --              --                --           8,578.3
                                      ---------------------------------------------------------------------------
   Total liabilities assumed           11,086.9           5.3            (0.4)               --          11,091.8
Total purchase price                  $   332.4        $  0.7           $ 0.2             $  --         $   333.3
                                      ===========================================================================

(1) Adjustment to Other assets reflects the combined effect of adjustment to the deferred tax asset (see Note 10), receivables from reinsurers and other accounts receivable.

(2) Adjustment to Other assets reflects the effect of adjustment to the deferred tax asset.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

4. PURCHASE ACCOUNTING (CONTINUED)

PURCHASE PRICE:
----------------------------------------------
(In millions)
Initial payment of purchase price       $262.0
FAFLIC ceding commission                   8.6
Direct transaction expenses                6.9
Additional deferred purchase price        54.9
Purchase accounting final adjustments      0.9
                                        ------
Total purchase price                    $333.3
                                        ======

5. SIGNIFICANT TRANSACTIONS

On January 1, 2008, the Company reinsured under an assumption agreement a book of business from Fidelity Mutual Life Insurance Company ("FML") comprising primarily whole, term and universal life insurance policies. FML was in rehabilitation under the governance of the State of Pennsylvania, and the Company has no responsibility for the dissolution or future state of FML and any of its remaining legal entity obligations or liabilities. As part of this transaction, the Company paid a ceding commission of $4.3 million and assumed general account reserves of $0.7 billion.

During the first quarter of 2008, the Company effectively ceded the entire FML block of business to its affiliate, Columbia Capital Life Reinsurance Company ("Columbia"). In consideration of Columbia's assumption of the business, the Company received a ceding commission of $4.1 million.

On May 25, 2007 the Company signed an agreement, effective retroactive to January 1, 2007, with Pacific Life Insurance Company ("Pacific Life") to assume 8% of its variable annuity products sold in 2007. The base annuities were assumed on a modified coinsurance and the benefits provided via riders were assumed on a coinsurance basis. As separate account liabilities were assumed under modified coinsurance terms, ownership of the underlying separate account assets was not transferred and these assets are not reflected in the Consolidated Balance Sheets. The Company assumed general account reserves of $58.2 million and, for the retroactive period prior to signing, recorded a payable to Pacific Life of $12.4 million for the period through May 2007.

In February 2008, the Pacific Life contract was recaptured retroactive to January 1, 2008. Concurrent with the recapture, certain derivative options hedging the rider benefits of this treaty were disposed. The recapture of the Pacific Life block resulted in a recapture of $25.5 million in reserves and resulted in a $41.3 million reduction in DAC and reinsurance receivable on paid and unpaid losses, benefits, unearned premiums and modified coinsurance. See
Note 13 - Reinsurance for further discussion.

On July, 1, 2006, the Company entered into a modified coinsurance agreement with Chase Insurance Life and Annuity Company ("CILAC") to assume 100% of its variable annuity business on a modified coinsurance basis. The Company assumed general account reserves of $1.3 billion and paid a ceding allowance of $85.0 million to CILAC. As separate account liabilities were assumed under modified coinsurance terms, ownership of the underlying separate account assets was not transferred and these assets are not reflected in the Consolidated Balance Sheets. On April 1, 2007, CILAC was merged into Protective Life Insurance Company ("Protective").

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

GUARANTEED MINIMUM DEATH BENEFITS

The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed, however modified coinsurance is excluded as it provides negligible GMDB reserves and significant account values:

FOR THE YEARS ENDED DECEMBER 31,    2008     2007
--------------------------------------------------
(In millions)
Beginning balance                  $212.4   $237.0
Provision for GMDB:
   GMDB expense incurred             25.2      6.4
   Volatility (1)                   149.5     13.8
                                   ---------------
                                    174.7     20.2
Claims, net of reinsurance:
   Claims from policyholders        (76.7)   (44.6)
   Claims ceded to reinsurers        76.1     41.1
                                   ---------------
                                     (0.6)    (3.5)
GMDB reinsurance premium            (71.5)   (41.3)
                                   ---------------
Ending balance                     $315.0   $212.4
                                   ===============

(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the policyholders.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2008 and 2007.

     - The projection model used 500 stochastically generated return scenarios with mean performance ranging from 5% to 10% depending on the underlying fund type.

     - Implied volatilities by duration were based on a combination of over the counter quotes (when available) and historical volatilities. For 2008, volatility assumptions range from 30% to 45%, varying by equity fund type; 10% for bond funds; and 1% for money market funds. For 2007, volatility assumptions ranged from 20% to 34%, varying by equity fund type; 7% for bond funds; and 1% for money market funds.

     - The mortality assumptions are factors of the 1994 GMDB table based on age and gender. The overall average factor is 79% of the 1994 GMDB table. Mortality improvement of 1% per year for 10 years is assumed.

     - The full surrender rate assumption varies from 1% to 50% depending on distribution channel, contract type, policy duration, and attained age. The aggregate projected full surrender rates for 2009 and 2010 are approximately 15% and 16%, respectively (full surrender rates include annuitizations, but they do not reflect partial withdrawals or deaths).

     - The partial withdrawal rate assumption varies by distribution channel, tax qualified status, and attained age. Total projected partial withdrawals are from 5% - 7% for all years.

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2008 and 2007. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)       2008       2007
----------------------------------------------------------------------------
Net deposits paid
   Account value                                         $  2,623   $  4,239
   Net amount at risk                                    $    169   $     26
   Average attained age of contractholders                     62         61
Ratchet (highest historical account value at specified
   anniversary dates)
   Account value                                         $    777   $  1,549
   Net amount at risk                                    $    328   $     60
   Average attained age of contractholders                     67         66
Roll-up (net deposits accumulated at a specified rate)
   Account value                                         $     50   $     80
   Net amount at risk                                    $     39   $     17
   Average attained age of contractholders                     79         78
Higher of ratchet or roll-up
   Account value                                         $  2,712   $  4,849
   Net amount at risk                                    $  2,295   $    958
   Average attained age of contractholders                     74         73
Total of guaranteed benefits categorized above
   Account value                                         $  6,162   $ 10,717
   Net amount at risk                                    $  2,831   $  1,061
   Average attained age of contractholders
      (weighted by account value)                              68         67
Number of contractholders                                 181,847    213,958

The above table includes business coinsured from FAFLIC and Protective for both years. 2007 includes reinsurance assumed from Pacific Life.

GUARANTEED MINIMUM INCOME BENEFIT

Additionally, the Company previously issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 31, 2008 was $34.7 million with a benefit paid of approximately $50.0 thousand. The GMIB liability at December 31, 2007 was $14.2 million with no benefits paid out. Similar to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments. These enhanced rates are considered sales inducements under SOP 03-1. As such, the balance of sales inducement assets were required to be reclassified from DAC to other assets upon adoption of SOP 03-1, and amortization of these sales inducements over the life of the contract is required to be reflected as a policy benefit. Amortization of these contracts is required to be computed using the same methodology and assumptions used in amortizing DAC.

Deferrred sales inducements at December 31, 2008 reflect bonus interest payments on direct and assumed blocks and are included in "Other assets" in the accompanying Consolidated Balance Sheets.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The following reflects the changes to the deferred sales inducement asset:

FOR THE YEARS ENDED DECEMBER 31,        2008     2007
-----------------------------------------------------
(In millions)
Balance at beginning of year           $ 8.9    $  --
Block acquisition                         --      3.9
Reinsurance treaty recapture            (8.9)      --
Acquisition expenses deferred            0.5      5.3
Amortized to expense during the year      --     (0.3)
                                       --------------
Balance at end of year                 $ 0.5    $ 8.9
                                       ==============

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted ("MVA") product attributable to assumed modified coinsurance basis. See further explanation within Note 13 - Reinsurance.

The Company had the following variable annuities with guaranteed minimum returns:

DECEMBER 31,                             2008        2007
-----------------------------------------------------------
(In millions)
Account value                          $   36.7   $   47.2
Range of guaranteed minimum return
   rates                                2.8-6.5%   2.8-6.5%

Account balances of these contracts with guaranteed minimum returns were invested as follows:

DECEMBER 31,                            2008    2007
----------------------------------------------------
(In millions)
Asset Type:
   Fixed maturities                    $28.7   $40.8
   Cash and cash equivalents            16.5    11.5
                                       -------------
Total                                  $45.2   $52.3
                                       =============

7. INVESTMENTS

     A. FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of SFAS No. 115.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

7. INVESTMENTS (CONTINUED)

     A. FIXED MATURITIES AND EQUITY SECURITIES (CONTINUED)

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

DECEMBER 31,                                                       2008
-------------------------------------------------------------------------------------------
                                                              GROSS        GROSS
                                               AMORTIZED   UNREALIZED   UNREALIZED    FAIR
                                                  COST        GAINS        LOSSES     VALUE
-------------------------------------------------------------------------------------------
(In millions)
U.S. Treasury securities and U.S. government
   and agency securities                         $205.7       $22.3       $ (0.8)    $227.2
States and political subdivisions                  23.0         2.2         (0.1)      25.1
Corporate fixed maturities                        400.7         8.4        (32.4)     376.7
Mortgage-backed securities                        330.3         3.1        (33.1)     300.3
                                                 ------------------------------------------
Total fixed maturities                           $959.7       $36.0       $(66.4)    $929.3
                                                 ==========================================
Equity securities                                $ 93.5       $  --       $(25.4)    $ 68.1
                                                 ==========================================

DECEMBER 31,                                                       2007
-------------------------------------------------------------------------------------------
                                                              GROSS       GROSS
                                               AMORTIZED   UNREALIZED   UNREALIZED    FAIR
                                                  COST        GAINS       LOSSES      VALUE
-------------------------------------------------------------------------------------------
(In millions)
U.S. Treasury securities and U.S. government
   and agency securities                         $204.1       $ 5.2       $   --     $209.3
States and political subdivisions                  16.1         0.2           --       16.3
Corporate fixed maturities                        428.2         2.0        (10.6)     419.6
Mortgage-backed securities                        318.8         3.3         (1.6)     320.5
                                                 ------------------------------------------
Total fixed maturities                           $967.2       $10.7       $(12.2)    $965.7
                                                 ==========================================
Equity securities                                $108.1       $  --       $ (5.4)    $102.7
                                                 ==========================================

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance in 1994 to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2008, the amortized cost and fair value of the assets on deposit were $79.4 million and $86.8 million, respectively. At December 31, 2007, the amortized cost and fair value of assets on deposit in New York were $42.4 million and $43.6 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $5.3 million and $5.2 million were on deposit with various state and governmental authorities at December 31, 2008 and 2007, respectively. Fair values related to these securities were $6.6 million and $6.0 million at December 31, 2008 and 2007, respectively.

The Company entered into various derivative and other arrangements that required assets, such as cash and fixed maturities, to be pledged as collateral. At December 31, 2008, the Company held $60.0 million in cash as collateral, compared to $43.4 million held as fixed maturities at December 31, 2007.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

7. INVESTMENTS (CONTINUED)

     A. FIXED MATURITIES AND EQUITY SECURITIES (CONTINUED)

                                          DECEMBER 31,    DECEMBER 31,
                                              2008            2008
                                         AMORTIZED COST    FAIR VALUE
----------------------------------------------------------------------
(In millions)
Due in one year or less                      $ 65.8          $ 64.2
Due after one year through five years         261.6           264.0
Due after five years through ten years        106.0           112.3
Due after ten years                           526.3           488.8
                                             ----------------------
Total                                        $959.7          $929.3
                                             ======================

     B. DERIVATIVE INSTRUMENTS

Simultaneous to the Transaction, the Company implemented a hedging strategy consisting of long duration equity derivative put options. The hedge is primarily static consisting of quarterly put options. The purpose of the hedge is to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

On December 12, 2007, the Company implemented an enhancement to its existing hedging strategy by selling short-duration S&P futures to reduce our long delta position. This strategy would help reduce expected volatility from changes in the market and protects the Company from adverse market movements.

On May 25, 2007, the Company entered into a reinsurance contract with Pacific Life, accounted for on a coinsurance/modified-coinsurance ("co-modco") basis with respect to the annuity riders and base contracts. Insurance contracts in their entirety do not meet the definition of a derivative instrument, but may contain embedded derivatives. This reinsurance agreement stated that the Company would pay its proportionate share of the present value of the guaranteed future income stream in excess of account value. The riders were accounted for as an embedded derivative under Derivatives Implementation Group issue B25, "Embedded
Derivatives: Deferred Variable Annuity Contracts with Payment Alternatives at the end of the Accumulation Period," ("DIG B25").

On February 2008, the contract was recaptured retroactive to January 1, 2008. Concurrent with this recapture, certain derivative options hedging the rider benefits of this treaty were disposed.

On July 1, 2006, the Company entered into a reinsurance contract which is accounted for on a modified coinsurance basis. Under a traditional modified coinsurance arrangement, the ceding company owns the assets backing the liabilities and transfers their book investment returns to the reinsurer, including credited related gains or losses. The reinsurance contract represents a hybrid instrument that should be bifurcated into its host contract and embedded derivative components. An embedded derivative exists because the Company is exposed to third-party credit risk. This is accounted for as an embedded derivative under Derivatives Implementation Group issue B36, "Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments," ("DIG B36").

The Company does not employ hedge accounting.

     C. TRADING ACTIVITIES

For 2008, the Company recognized a net gain of $175.6 million on its derivatives. For 2007, the Company recognized a net loss of $6.8 million on its derivatives. The derivatives in this program included exchange-traded futures contracts and interest rate swap contracts. The hedges did not qualify for hedge accounting under SFAS No. 133. The core risk the Company seeks to address with its hedging strategy is GMDB exposure. The objective is to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR, while maintaining some upside potential in rising markets.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

7. INVESTMENTS (CONTINUED)

     C. TRADING ACTIVITIES (CONTINUED)

On May 25, 2007, the Company entered into a reinsurance contract which is accounted for on a co-modco basis with respect to the annuity riders and base contracts. Insurance contracts in their entirety do not meet the definition of a derivative instrument, and may contain embedded derivatives. This reinsurance agreement states that the Company will pay its proportionate share of the present value of the guaranteed future income stream in excess of account value. The riders are accounted for as an embedded derivative as defined by DIG B25. In February 2008, the contract was recaptured retroactive to January 1, 2008.

     D. UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale, other securities, and derivative instruments are summarized as follows:

                                                                            EQUITY
                                                              FIXED     SECURITIES AND
DECEMBER 31,                                               MATURITIES        OTHER        TOTAL
-----------------------------------------------------------------------------------------------
(In millions)
2008
Net appreciation/(depreciation), beginning of year           $  0.4         $ (3.6)      $ (3.2)
                                                             ----------------------------------
   Net (depreciation) on available-for-sale
      Securities                                              (28.8)         (20.1)       (48.9)
   Net depreciation from the effect on value of business
      acquired and on policy liabilities                       15.4             --         15.4
   Benefit for deferred federal income taxes                    4.7            7.0         11.7
                                                             ----------------------------------
                                                               (8.7)         (13.1)       (21.8)
                                                             ----------------------------------
Net depreciation, end of year                                $ (8.3)        $(16.7)      $(25.0)
                                                             ==================================
2007
Net (depreciation)/appreciation, beginning of year           $ (2.0)        $  0.8       $ (1.2)
                                                             ----------------------------------
   Net appreciation/(depreciation) on available-for-sale
      securities                                                2.8           (6.7)        (3.9)
   Net depreciation from the effect on value of business
      acquired and on policy liabilities                        0.9             --          0.9
   (Provision)/benefit for deferred federal income taxes       (1.3)           2.3          1.0
                                                             ----------------------------------
                                                                2.4           (4.4)        (2.0)
                                                             ----------------------------------
Net (depreciation)/appreciation, end of year                 $  0.4         $ (3.6)      $ (3.2)
                                                             ==================================
2006
Net appreciation, beginning of year                          $   --         $   --       $   --
                                                             ----------------------------------
   Net (depreciation)/appreciation on available-for-sale
      securities                                               (4.3)           1.3         (3.0)
   Net depreciation from the effect on value of business
      acquired and on policy liabilities                        1.0             --          1.0
   Benefit/(provision) for deferred federal income taxes        1.3           (0.5)         0.8
                                                             ----------------------------------
                                                               (2.0)           0.8         (1.2)
                                                             ----------------------------------
Net (depreciation) appreciation, end of year                 $ (2.0)        $  0.8       $ (1.2)
                                                             ==================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

7. INVESTMENTS (CONTINUED)

     E. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's fixed maturities and equity securities that have been continuously in an unrealized loss position.

DECEMBER 31,                                                   2008
--------------------------------------------------------------------------------------
                                              GROSS                    NUMBER OF
                                           UNREALIZED    FAIR    SECURITIES WITH GROSS
(IN MILLIONS)                                LOSSES      VALUE     UNREALIZED LOSSES
--------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-6 months                                $(13.6)    $ 52.9             22
   7-12 months                                (22.4)      87.1             22
   Greater than 12 months                     (18.6)      39.4             12
                                             --------------------------------
Total investment grade fixed maturities      $(54.6)    $179.4             56
                                             --------------------------------
Below investment grade fixed maturities:     $ (2.1)    $ 11.3              3
                                             --------------------------------
Total fixed maturities                       $(56.7)    $190.7             59
                                             ================================
Equity securities:
0-6 months                                   $(25.4)    $ 68.1              1
                                             --------------------------------
Total equity securities                      $(25.4)    $ 68.1              1
                                             ================================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $0.0 million at December 31, 2008.

DECEMBER 31,                                                   2007
--------------------------------------------------------------------------------------
                                              GROSS                    NUMBER OF
                                           UNREALIZED    FAIR    SECURITIES WITH GROSS
(IN MILLIONS)                                LOSSES      VALUE     UNREALIZED LOSSES
--------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-6 months                                $ (1.7)    $ 66.7             28
   7-12 months                                 (9.5)     190.9             43
   Greater than 12 months                      (1.0)      19.7              7
                                             --------------------------------
Total investment grade fixed maturities      $(12.2)    $277.3             78
                                             --------------------------------
Below investment grade fixed maturities:     $   --     $   --             --
                                             --------------------------------
Total fixed maturities                       $(12.2)    $277.3             78
                                             ================================
Equity securities:
0-6 months                                   $ (5.4)    $102.7              1
                                             --------------------------------
Total equity securities                      $ (5.4)    $102.7              1
                                             ================================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $0.1 million at December 31, 2007.

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The methodology utilizes a quantitative and qualitative process ensuring that available evidence concerning the declines in fair value below amortized cost is evaluated in a disciplined manner. In determining whether a decline in fair value below amortized cost is other-than-temporary, the Company evaluates the ability and intent to hold the investment to recovery; the issuer's overall financial condition; the issuer's credit and financial strength ratings; the issuer's financial performance, including earnings trends, dividend

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

7. INVESTMENTS (CONTINUED)

E. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION (CONTINUED)

payments, and asset quality; a weakening of the general market conditions in the industry or geographic region in which the issuer operates; the length of time in which the fair value of an issuer's securities remains below cost; and with respect to fixed maturity investments, any factors that might raise doubt about the issuer's ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities as necessary.

F. OTHER

The Company had the following concentration of investments at fair value that exceeded 10% of shareholder's equity:

DECEMBER 31,          2008    2007
-----------------------------------
(In millions)
Issuer Name:
U.S. Treasury        $62.5   $   --
GS High Yield Fund   $68.1   $102.7

8. INVESTMENT INCOME AND GAINS AND LOSSES

     A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                   2008     2007     2006
--------------------------------------------------------------------------
(In millions)
Fixed maturities                                  $ 53.4   $ 53.3   $ 59.9
Equity securities                                    8.0      7.7      4.4
Policy loans                                         5.2      7.5      9.2
Short-term investments and miscellaneous income     62.2     71.9     43.9
                                                  ------------------------
   Gross investment income                         128.8    140.4    117.4
Less investment expenses                            (3.2)    (2.9)    (2.9)
                                                  ------------------------
Net investment income                             $125.6   $137.5   $114.5
                                                  ========================

The Company had no fixed maturities on non-accrual status at December 31, 2008, 2007 or 2006.

The Company did not have any mortgage loan investments at December 31, 2008 or 2007. The Company had no fixed maturities which were non-income producing at December 31, 2008, 2007 or 2006.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

8. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

     B. NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) and gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,          2008    2007    2006
--------------------------------------------------------------
(In millions)
Fixed maturities                         $(38.0)  $4.1   $(7.3)
Equity securities                         (14.5)    --      --
Other investments                           2.9    1.8      --
                                         ---------------------
Net realized investment (losses)/gains   $(49.6)  $5.9   $(7.3)
                                         =====================

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                          PROCEEDS
                                            FROM
                                         VOLUNTARY   GROSS    GROSS
FOR THE YEARS ENDED DECEMBER 31,           SALES     GAINS   LOSSES
-------------------------------------------------------------------
(In millions)
2008
Fixed maturities                          $1,550.8   $12.6   $(50.6)
2007
Fixed maturities                          $  773.9   $ 5.7   $  1.6
2006
Fixed maturities                          $2,213.8   $ 3.3   $ 10.6

The Company recognized other-than-temporary impairments on fixed maturities of $27.5 million and equity securities of $14.5 million in 2008. There were no other-than-temporary impairments in 2007 and 2006 respectively.

     C. OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains/(losses) to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,                                               2008     2007    2006
----------------------------------------------------------------------------------------------------
(In millions)
Unrealized (depreciation)/appreciation on available-for-sale securities:
Unrealized holding losses arising during period (net of income tax benefit
   of $30.2, $0.7 and $3.3 million in 2008, 2007 and 2006, respectively)      $(56.1)  $(1.4)  $(5.9)
Less: reclassification adjustment for gains/(losses) included in net income (net of income tax (benefit)/expense of $(18.5), $0.3 and
   $(2.5) million in 2008, 2007 and 2006, respectively)                        (34.3)    0.6    (4.7)
                                                                              ----------------------
Total available-for-sale securities                                            (21.8)   (2.0)   (1.2)
                                                                              ----------------------
Net unrealized (depreciation)/appreciation on available-for-sale securities   $(21.8)  $(2.0)  $(1.2)
                                                                              ======================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

SFAS No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, as amended by SFAS No. 157, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized in an orderly transaction.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

     FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit.

     EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

     POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

     DERIVATIVE INSTRUMENTS

Fair values of the Company's derivatives are generally determined using model inputs to observable market data. Derivative instruments include embedded derivatives related to insurance contracts.

     INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits.

     SEPARATE ACCOUNT ASSETS

The estimated fair value of assets held in separate accounts is based on quoted market prices.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The estimated fair values of the financial instruments were as follows:

                                                               2008                  2007
                                                       -----------------------------------------
                                                       CARRYING      FAIR    CARRYING     FAIR
DECEMBER 31,                                            VALUE       VALUE      VALUE     VALUE
------------------------------------------------------------------------------------------------
(In millions)
Financial Assets
   Cash and cash equivalents                           $  277.4   $  277.4   $   57.4   $   57.4
   Fixed maturities                                       929.3      929.3      965.7      965.7
   Equity securities                                       68.1       68.1      102.7      102.7
   Policy loans                                            92.9       92.9      106.1      106.1
   Derivative instruments receivable                      182.9      182.9       29.1       29.1
   Separate account assets                              3,659.8    3,659.8    6,906.7    6,906.7
                                                       -----------------------------------------
                                                       $5,210.4   $5,210.4   $8,167.7   $8,167.7
                                                       =========================================
Financial Liabilities
   Derivative instruments payable                      $   57.7   $   57.7   $   33.7   $   33.7
   Supplemental contracts without life contingencies       31.3       31.3       27.4       27.4
   Other individual contract deposit funds                 22.5       22.5       20.7       20.7
                                                       -----------------------------------------
                                                       $  111.5   $  111.5   $   81.8   $   81.8
                                                       =========================================

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under SFAS No. 157 as of December 2008. As required by SFAS No. 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

DECEMBER 31, 2008                                       LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
----------------------------------------------------------------------------------------------
(In millions)
Financial Assets
   Fixed maturities                                    $  172.2    $755.4    $ 1.7    $  929.3
   Equity securities                                         --      68.1       --        68.1
   Derivative instruments receivable                         --     182.9       --       182.9
   Separate account assets                              3,659.8        --       --     3,659.8
                                                       ---------------------------------------
   Total assets at fair value                          $3,832.0  $1,006.4     $1.7    $4,840.1
                                                       =======================================
Financial Liabilities
   Derivative instruments payable                      $     --    $  1.4    $56.3    $   57.7
                                                       ---------------------------------------
   Total liabilities at fair value                     $     --    $  1.4    $56.3    $   57.7
                                                       =======================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

DECEMBER 31, 2007                       LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
------------------------------------------------------------------------------
(In millions)
Financial Assets
   Fixed maturities                    $  107.7    $854.3    $ 3.7    $  965.7
   Equity securities                         --     102.7       --       102.7
   Derivative instruments receivable         --      18.0     11.1        29.1
   Separate account assets              6,906.7        --       --     6,906.7
                                       ---------------------------------------
   Total assets at fair value          $7,014.4    $975.0    $14.8    $8,004.2
                                       =======================================
Financial Liabilities
   Derivative instruments payable      $     --    $  2.6    $31.1    $   33.7
                                       ---------------------------------------
   Total liabilities at fair value     $     --    $  2.6    $31.1    $   33.7
                                       =======================================

LEVEL 3 GAINS AND LOSSES

The table below sets forth a summary of changes in the fair value of the Company's level 3 financial assets and liabilities for the year ended December 2008. The table reflects gains and losses for the full year for all financial assets and liabilities categorized as level 3 as at December 31, 2008. As reflected in the table below, the net unrealized loss on level 3 financial assets and liabilities was $28.5 million for the year ended December 2008.

CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Certain cash instruments are classified within level 3 of the fair value hierarchy because they trade infrequently and therefore have little or no price transparency.

Total cash instruments at fair value classified within level 3 were $1.7 million and $3.7 million as of December 31, 2008 and 2007, respectively. This includes a tax credit investment and a surplus note.

DERIVATIVE CONTRACTS

- A derivative contract with level 1 and/or level 2 inputs is classified as a level 3 financial instrument in its entirety if it has at least one significant level 3 input.

- If there is one significant level 3 input, the entire gain or loss from adjusting only observable inputs (i.e. level 1 and level 2) is still classified as level 3.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

                                                      LEVEL 3 FINANCIAL ASSETS AND LIABILITIES
                                                     -----------------------------------------
                                                         CASH
                                                     INSTRUMENTS -   DERIVATIVE
DECEMBER 31, 2008                                        ASSETS       CONTRACTS   TOTAL LOSSES
----------------------------------------------------------------------------------------------
(In millions)
   Balance, beginning of year                            $ 3.7         $(20.0)         N/A
   Realized (losses)/gains                                (0.1)          11.1         11.0
   Unrealized (losses) relating to
      instruments still held at the reporting date        (3.3)         (25.2)       (28.5)
   Purchases, issuances and settlements                    1.4          (11.1)         N/A
                                                         --------------------
   Balance, end of year                                  $ 1.7         $(45.2)
                                                         ====================

                                                         CASH
                                                     INSTRUMENTS -   DERIVATIVE
DECEMBER 31, 2007                                        ASSETS       CONTRACTS   TOTAL LOSSES
----------------------------------------------------------------------------------------------
(In millions)
   Balance, beginning of year                            $ 3.7         $  0.5          N/A
   Realized (losses)                                      (0.1)            --         (0.1)
   Unrealized gains/(losses) relating to
      instruments still held at the reporting date         0.1          (31.6)       (31.5)
   Purchases, issuances and settlements                     --           11.1          N/A
                                                         --------------------
   Balance, end of year                                  $ 3.7         $(20.0)
                                                         ====================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

10. FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. The federal income tax provision/(benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,    2008    2007    2006
--------------------------------------------------------
(In millions)
Federal income tax expense
   Deferred                        $10.8   $34.6   $26.2
                                   ---------------------
Total                              $10.8   $34.6   $26.2
                                   =====================

The federal income tax benefit attributable to the consolidated results of operations is different from the amount determined by multiplying income before federal income taxes by the statutory federal income tax rate at 35%. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,                 2008    2007    2006
---------------------------------------------------------------------
(In millions)
Expected federal income tax (benefit)/expense   $(0.2)  $46.1   $31.9
   Prior years' federal income tax adjustment    (0.6)   (1.1)     --
   Dividend received deduction                   (5.2)   (8.2)   (8.2)
   Tax credits                                   (0.7)   (0.5)   (1.1)
   Valuation allowance                           17.2    (1.7)    3.6
   Other, net                                     0.3      --      --
                                                ---------------------
Federal income tax expense                      $10.8   $34.6   $26.2
                                                =====================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

10. FEDERAL INCOME TAXES (CONTINUED)

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                      2008       2007
--------------------------------------------------
(In millions)
Deferred tax asset
   Insurance reserves            $ 63.5    $ 141.4
   Deferred acquisition costs      17.7       22.4
   Tax credit carryforwards         9.7        7.8
   Loss carryforwards             104.2       63.0
   Investments, net                44.9        9.3
   Ceding commission               19.5       23.8
   Deferred compensation            0.9        0.8
   Other, net                       6.7        9.0
                                 -----------------
   Subtotal deferred tax asset    267.1      277.5
      Valuation allowance         (34.8)     (17.6)
                                 -----------------
Total deferred tax asset, net     232.3    $ 259.9
                                 -----------------
Deferred tax liability
   VOBA                          $(93.0)   $(130.2)
                                 -----------------
Total deferred tax liability      (93.0)   $(130.2)
                                 -----------------
Total deferred tax asset, net    $139.3    $ 129.7
                                 =================

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilities. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Gross deferred income tax assets totaled approximately $267.1 million and $277.5 million at December 31, 2008 and 2007, respectively. Gross deferred income tax liabilities totaled approximately $93.0 million and $130.2 million at December 31, 2008 and 2007, respectively.

The Company has recorded a valuation allowance against tax benefits from capital losses and tax credit carryforwards. A portion of the valuation allowance against the December 31, 2008 deferred tax asset is due to limitations under Section 382 of the Internal Revenue Code against certain tax benefits. Under SFAS No. 141(R), any future adjustments to deferred tax assets and liabilities established at the inception of the Transaction would be recognized through the Company's Consolidated Statements of Income (including the realization of tax benefits currently offset by valuation allowance). During 2008, an additional valuation allowance of $17.2 million was posted to reduce the tax benefit from realized capital losses incurred in 2008. During 2007, a reduction of $14.0 million was made to the valuation allowance. Of this amount, $1.7 million relates to foreign tax credits generated in 2006 and thus reduces income tax expense. In management's judgment, the remaining gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2008, there are available foreign tax credit carryforwards of $9.7 million which will expire beginning in 2013. At December 31, 2008, the Company has net operating loss carryforwards of $247.0 million and capital loss carryforwards of $50.7 million, which begin to expire in 2016 and 2010, respectively. All tax credits, net operating loss carryforwards, and capital loss carryforwards generated prior to 2006 are subject to annual limitations on utilization. This includes $6.1 million of foreign tax credits and $143.9 million of net operating and capital loss carryforwards.

The Company's federal income tax returns are routinely audited by the IRS, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. THG has agreed to indemnify the Company and Goldman Sachs with respect to tax liabilities for periods before the acquisition as provided in the Transaction. However, the tax attributes carried over from THG are not guaranteed under the Transaction, and accordingly, such attributes may be

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

10. FEDERAL INCOME TAXES (CONTINUED)

adjusted in the future. During 2008, the Company increased acquired pre-acquisition operating loss by approximately $5.6 million. In 2007, the pre-acquisition operating loss was decreased by $7.5 million. The 2008 and 2007 adjustments are the result of IRS audit adjustments to THG. As a result of the 2008 and 2007 adjustments, the Company has reduced the gross net operating loss carryforward by $5.4 million. No post-acquisition periods are currently under audit.

In June 2006, the FASB issued FIN No. 48 (See Note 3N - New Accounting and Adopted Pronouncements for further discussion around FIN No. 48). The Company adopted the provisions of FIN No. 48 as of January 1, 2007. The Company believes it does not have any tax positions that fail to meet the more likely than not standard and does not expect any material adverse effects from audit examination, including interest and penalties. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flow. Therefore, no reserves for uncertain income tax positions have been recorded pursuant to FIN 48.

The dividends received deduction claimed by the Company is generated by the separate accounts of variable annuity contracts. In Revenue Ruling 2007-61, the IRS issued notice that it intends to publish regulations dealing with the computation of separate account dividends received deductions. The impact and timing of such regulations is unknown at this time, but it is possible that the regulations could reduce the amount of dividends received deduction tax benefit that the Company claims. It is anticipated that any regulations would have a public comment period and would be effective prospectively.

The Company will file a stand-alone tax return for the period January 1, 2008 through December 31, 2008. The Company's tax return is ineligible for consolidation into Goldman Sachs until fiscal year end 2012. Any net operating loss carryforwards, capital loss carryforwards or foreign tax credits from prior to the acquisition date of December 30, 2005 can only be used against the income of the Company.

11. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers. Massachusetts laws affect the dividend paying ability of the Company.

Massachusetts' statute limits the dividends a life insurer may pay in any twelve month period, without the prior permission of the Massachusetts Commissioner of Insurance (the "Commissioner"), to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year. In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Goldman Sachs has agreed with the Commissioner to continue the previous THG commitment to maintain total adjusted capital levels at a minimum of 200% of the Company's Company Action Level ("CAL") as determined under the risk-based capital formula, which was $82.7 million at December 31, 2008. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $394.0 million at December 31, 2008 for the Company.

There were no dividends declared by the Company to Goldman Sachs in 2008 and 2007.

12. VALUE OF BUSINESS ACQUIRED

VOBA represents the present value of future profits embedded in the acquired contracts related to the Transaction. VOBA is determined by estimating the net present value of future cash flows expected to result from contracts in force at the date of the

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

12. VALUE OF BUSINESS ACQUIRED (CONTINUED)

Transaction. Future positive cash flows include fees and other charges assessed to the contracts for as long as they remain in force as well as fees collected upon surrender, while future negative cash flows include costs to administer the contracts, and benefit payments including payments under the GMDB provisions of the contracts. VOBA will be amortized over the expected life of the contracts in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based upon historical and estimated future experience, which is updated periodically.

The changes in VOBA for the years ended December 31 were as follows:

(IN MILLIONS)                                                     2008     2007
                                                                 ---------------
   Balance at January 1                                          $220.4   $274.4
   Amount capitalized due to purchase accounting (1)               (8.6)    (5.8)
   Amortized to expense during the year                           (80.7)   (49.1)
   Adjustment for unrealized investment losses during the year     15.4      0.9
                                                                 ---------------
   Balance at December 31                                        $146.5   $220.4
                                                                 ===============

(1) Refer to Footnote 4 - Purchase Accounting for further discussion on purchase accounting

On November 1, 2006, VOBA of $1.9 million attributable to the future profits of the deferred fixed annuity business was written off following reinsurance of the block to Columbia (see Note 13 - Reinsurance).

Estimated future amortization of VOBA as of December 31, 2008 is as follows:

(In millions)
   2009                  $ 23.4
   2010                    18.7
   2011                    15.0
   2012                    12.0
   2013                    10.1
                         ------
   2014 and thereafter     67.3
                         ------
   Total                 $146.5
                         ======

13. REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance and modified coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance differs from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

On January 1, 2008, the Company assumption reinsured the book of business from FML comprising primarily whole, term and universal life insurance policies. FML was in rehabilitation under the governance of the State of Pennsylvania, and the Company has no responsibility for the dissolution or future state of FML and any of its remaining legal entity obligations or liabilities. As part of this transaction, the Company paid a ceding commission of $4.3 million and assumed general account reserves of $0.7 billion.

During the first quarter of 2008, the Company effectively ceded the entire FML block of business to Columbia. In consideration of Columbia's assumption of the business, the Company received a ceding commission of approximately $4.1 million.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

13. REINSURANCE (CONTINUED)

On May 25, 2007 the Company entered into an agreement, retroactive to January 1, 2007, to assume 8% of the variable annuity products sold by Pacific Life in 2007. The base annuities were assumed on a modified coinsurance basis and the benefits provided via riders were assumed on a coinsurance basis. General account reserves of $58.2 million were assumed.

In February 2008, the contract was recaptured retroactive to January 1, 2008. Certain derivative options hedging the rider benefits of this treaty were disposed. The recapture of the Pacific Life block resulted in a reinsurance recapture fee of $25.5 million with a subsequent reduction in policyholder liabilities and DAC. Due to the accounting treatment for acquiring this block of business, the recapture fee was bifurcated between the May 2007 and post May 2007 components, with the latter portion recognized through the Consolidated Statements of Income.

As of November 1, 2006, the Company entered into a coinsurance agreement to cede 100% of its deferred fixed annuity insurance business to Columbia. The Company ceded reserves of $53.9 million. In consideration of Columbia's assumption of $53.9 million in reserves, the Company received a $1.9 million ceding commission. As of December 31, 2008 the Company ceded reserves of $40.2 million.

On July, 1, 2006, the Company assumed, on a modified coinsurance basis 100% of the variable annuity business of CILAC. As of April 1, 2007 CILAC was merged into Protective. General account reserves of $1.3 billion were assumed. In consideration, the Company paid an $85.0 million ceding commission. The Company has evaluated the applicability of DIG B36 to its modified coinsurance agreement with Protective. An embedded derivative requiring bifurcation has been identified and liabilities of $56.3 million and $22.8 million as of December, 31 2008 and December, 31 2007, respectively, are reflected on the balance sheet. As of December 31, 2008, the assumed reserves under this contract were $1.2 billion.

On December 30, 2005 subsequent to the Transaction, the Company assumed on a coinsurance basis 100% of the General Account liabilities related to FAFLIC's Variable Annuity and Variable Life policies. In consideration of the Company's assumption of these liabilities, FAFLIC transferred to the Company the statutory assets related to this block of business and received from the Company an $8.6 million ceding commission. The assumed reserves were approximately $99.3 million and $83.7 million as of December 31, 2008 and December 31, 2007 respectively. The Company also assumed on a modified coinsurance basis, essentially all of the Separate Account liabilities of FAFLIC. In addition, the MVA product was assumed on a modified coinsurance basis. In accordance with SOP 03-1, MVA liabilities are included as general account liabilities. Reserve liabilities of $1.3 million as of December 31, 2008 have been included in policy liabilities and a reinsurance recoverable of $1.3 million recognized. Reserve liabilities of $2.2 million as of December 31, 2007 have been included in policy liabilities and a reinsurance recoverable of $2.2 million recognized. The December 30, 2005 value of the FAFLIC MVA was recognized in the 2006 adjustments to purchase accounting included within other assets and future policy benefits (See Note 4 - Purchase Accounting). The Company has evaluated the applicability of DIG B36 to its modified coinsurance arrangement to reinsure FAFLIC MVA and has determined that an embedded derivative requiring bifurcation does exist but is not considered to be material.

Prior to the Transaction, the Company entered into other reinsurance treaties including the cession of non core traditional life and health business the largest being a universal life insurance treaty representing reinsurance recoverables of $451.6 million and $475.5 million at December 31, 2008 and 2007, respectively.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and on market conditions (including the availability and pricing of reinsurance). The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its counterparties are financially sound.

As of December 31, 2008, the Company's only concentrations of credit risk greater than 10% of the Company's stockholder's equity related to the FML block of business of approximately $0.7 billion reinsured with Columbia.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

13. REINSURANCE (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,                      2008     2007     2006
-----------------------------------------------------------------------------
(IN MILLIONS)
Life and accident and health insurance premiums:
   Direct                                           $  16.9   $ 18.3   $ 19.4
   Assumed                                               --       --       --
   Ceded                                              (16.9)   (18.3)   (19.4)
                                                    -------------------------
Net premiums                                        $    --   $   --   $   --
                                                    =========================
Life and accident and health insurance and other
   individual policy benefits, claims, losses and
   loss adjustment expenses:
   Direct                                           $ 581.4   $100.8   $109.2
   Assumed                                             44.1     60.6     34.4
   Ceded                                             (328.4)   (19.7)   (38.4)
                                                    -------------------------
Net policy benefits, claims, losses and loss
   adjustment expenses                              $ 297.1   $141.7   $105.2
                                                    =========================

14. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,                     2008     2007     2006
-----------------------------------------------------------------------------
(In millions)
Balance at beginning of year                        $153.3   $103.6   $   --
Block acquisition                                       --     24.2    106.7
Reinsurance treaty recapture                         (41.3)      --       --
Acquisition expenses deferred                          4.4     28.8      3.3
Amortized to expense during the year                   1.9     (3.3)    (6.4)
                                                    ------------------------
Balance at end of year                              $118.3   $153.3   $103.6
                                                    ========================

In February, 2008 the Pacific Life block was recaptured retroactive to January 1, 2008. The recapture of the Pacific Life block resulted in a $41.3 million reduction in the DAC asset.

In January 2008, the Company acquired a block of business from FML and ceded essentially all of the business to Columbia. As a result of the cession, DAC attributed to this block was zero at December 31, 2008.

In 2007, the Company acquired 8% of the 2007 variable annuity business of Pacific Life through a modified coinsurance agreement and a block of variable life insurance from Protective through a modified coinsurance agreement, resulting in initial DAC balances of $18.2 million and $6.0 million respectively.

In 2006, the Company acquired through a modified coinsurance agreement the variable annuity business of CILAC, whose book of business was subsequently merged into Protective during 2007. This agreement resulted in an initial DAC asset of $106.7 million at inception of the contract.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

15. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates as new information becomes available and further events occur which may impact the resolution of unsettled claims. Reserve adjustments are reflected in results of operations within policy benefits, claims, losses and loss adjustment expenses. Often these adjustments are recognized in periods subsequent to the period in which the underlying policy was written and loss event occurred. These types of subsequent adjustments are described as "prior year reserve development". Such development can be either favorable or unfavorable to the Company's financial results and may vary by line of business.

The liability for future policy benefits and outstanding claims and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business was $216.0 million and $228.0 million at December 31, 2008 and 2007, respectively. This business consists of the Company's exited individual health businesses. Reinsurance recoverables related to this business were $223.0 million and $227.9 million at December 31, 2008 and 2007 respectively.

16. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

DECEMBER 31,                                    2008    2007
------------------------------------------------------------
(In millions)
State licenses (intangible asset)              $ 2.6   $ 2.6
Accounts receivable                              3.0     5.8
Deferred sales inducements                       0.5     8.9
Deferred losses on modco                        57.2      --
Miscellaneous assets                            11.4    14.6
                                               -------------
Total other assets                             $74.7   $31.9
                                               =============

Accrued expenses and other liabilities consist of the following:

DECEMBER 31,                                    2008    2007
------------------------------------------------------------
(In millions)
Payables in process                            $19.3   $26.9
Policyholder liabilities                         5.8    11.9
Accrued expenses                                 4.8     8.9
Miscellaneous liabilities                       16.6     8.7
                                               -------------
Total accrued expenses and other liabilities   $46.5   $56.4
                                               =============

Other income consists of the following:

DECEMBER 31,                                    2008    2007    2006
--------------------------------------------------------------------
(In millions)
Asset management fees                          $12.6   $17.4   $15.4
Miscellaneous income                             9.0     2.5     1.3
                                               ---------------------
Total other income                             $21.6   $19.9   $16.7
                                               =====================

Other operating expenses consist of the following:

DECEMBER 31,                                    2008    2007    2006
--------------------------------------------------------------------
(In millions)
Taxes, licenses and fees                       $ 0.3   $ 2.5   $ 3.2
Commission expense                              12.5    21.3    19.5
Management and administrative fees              26.8    29.9    23.8
Salaries and benefits                            8.7     7.9     5.1
Processing and operational services              2.1     1.8    12.9
Legal and auditing                               4.8     3.5     1.3
Miscellaneous operating expenses                 4.3     3.2     9.1
                                               ---------------------
Total other operating expenses                 $59.5   $70.1   $74.9
                                               =====================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

17. COMMITMENTS

On June 19, 2008, the Company signed a professional services agreement with LOGiQ(3) Solutions Corp. ("LOGiQ(3)"). LOGiQ(3) will manage certain aspects of the Company's reinsurance portfolio for a period not less than five years.

The Company was allocated certain rental expenses by its parent, primarily for the building lease in Southborough, MA. Rental expenses for these operating leases amounted to $0.3 million and $0.3 million for 2008 and 2007, respectively. The Company does not have lease commitments for the Southborough, MA location. On April 19, 2007 the Company entered into a lease agreement for the Elgin, IL office. As of December 31, 2008, lease commitments relating to this lease were $35.1 thousand for 2009 to 2010 inclusive. The base rent is subject to adjustments for taxes, insurance premiums, water and utilities, heating and cooling and common area charges.

Concurrent to the closing of the Transaction, the Company entered into an operational servicing agreement with Security Benefit Life Insurance Company ("Se2"), whereby Se2, as third party administrator, will provide all contract/policy administration for a period of not less than ten years.

On October 31, 2007, the Company signed a third party administrator agreement with Transaction Applications Group, Inc. ("TAG") and an application service provider agreement with Professional Data Management Again, Inc ("PDMA"). Commencing January 1, 2008, TAG will act as third party administrator for the Company's whole life insurance, term life insurance and universal life insurance, utilizing a PDMA platform.

As of December 31, 2008, the purchase commitments relating to agreements with Se2, TAG, PDMA and LOGiQ(3) were as follows:

(in millions)
   2009                  $12.4
   2010                   11.7
   2011                   11.0
   2012                   10.4
   2013                    9.1
   2014 and thereafter    18.1
                         -----
   Total                 $72.7
                         =====

18. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceeding in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the its consolidated financial position or results of operations.

In 1997, a lawsuit on behalf of a putative class was instituted against the Company alleging fraud, unfair or deceptive acts, and breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, the Company and the plaintiffs entered into a settlement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement and certified the class for this purpose. In 2007, the Company released $0.4 million in liabilities related to this litigation representing the remaining expenses of its obligation under the settlement.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

18. CONTINGENCIES (CONTINUED)

LITIGATION (CONTINUED)

On July 24, 2002, an action was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. The Plaintiffs, who purchased two variable annuities, were subsequently identified as engaging in frequent transfers of significant sums between sub-accounts that in the Company's opinion constituted "market timing," and were subject to restrictions upon such trading that the Company imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2006, a jury returned a verdict of $1.1 million in favor of the plaintiffs; both parties have appealed. In February 2008, the Court of Appeals vacated the $1.1 million verdict.

In 2006, THG reached an agreement with the SEC regarding its investigation related to "market timing," "revenue sharing," and other matters, including the marketing support and administrative services arrangements entered into by VeraVest Investments, Inc. in connection with the distribution of life insurance and annuity products issued by unaffiliated insurance companies. The total amount of the settlement is $5.0 million. The Company's share of this settlement was $2.8 million, of which $2.1 million was paid during 2006 and $0.7 million was paid during 2007 representing all outstanding liabilities under this settlement.

In addition, the Company is involved, from time to time, in investigations and proceedings by governmental and self-regulatory agencies, which may currently include investigations into such matters as "market timing" in sub-accounts of variable annuity and life products, "revenue sharing" and other matters, and regulatory inquiries into compensation arrangements with brokers and agents. A number of companies have announced settlements of enforcement actions related to such matters with various regulatory agencies, including the SEC, which have included a range of monetary penalties and restitution. The Company is not currently involved in any such investigations or proceedings.

19. RELATED PARTY TRANSACTIONS

On December 22, 2008, the Company received a capital contribution of $50.0 million from Goldman Sachs. The additional capital will be used to support future reinsurance transactions.

On December 19, 2008, the Company entered into a related party transaction with its affiliate Goldman Sachs & Co ("GSCO") whereby the Company purchased $85.0 million in mortgage back securities utilizing GSCO as the purchasing agent. These assets are included in Fixed Maturities within the Consolidated Balance Sheets.

In 2007, the Company signed a distribution and service agreement with its affiliate, Epoch, to serve as principal underwriter and common remitter for certain variable annuity products issued by the Company and its separate accounts. This resulted in expense of $0.2 million and $0.1 million for 2008 and 2007, respectively, for these services. The Company performs certain administrative services on Epoch's behalf. No income was generated for the year ended December 31, 2008 from this agreement.

The Company has a management services agreement with its affiliate, GSCO. Under this service agreement, GSCO provides support to the Company in administrative, legal, compliance, technology, operations, financial reporting, human resources, risk management and other areas, and the Company is allocated costs for services received. GSCO charged the Company approximately $3.1 million, $3.0 million and $3.8 million in 2008, 2007 and 2006 respectively, for these services. These amounts are shown within Other operating expenses in the accompanying Consolidated Statements of Income.

In 2005, the Company entered into several derivative transactions with its affiliate, Goldman Sachs International ("GSI"). These derivative positions resulted in income of $2.4 million and $10.2 million, and expense of $47.4 million, for 2008, 2007 and 2006, respectively, due to mark to market of the positions. During 2008, the Company entered into a derivative transaction with its affiliate, GSCO, which resulted in income of $13.2 million for 2008. In 2007, the Company entered into several derivative transactions with its affiliate, Goldman Sachs Financial Markets L.L.C ("GSFM"), which resulted in income of $2.6 million and $9.5 million for 2008 and 2007 respectively.

The service agreement entered into with GSAM, an affiliate organization that provides investment management services, generated expense of $2.3 million, $2.6 million, and $2.1 million in 2008, 2007 and 2006, respectively.

As part of the variable products in the separate account, the Company offers underlying Goldman Sachs Variable Investment Trust funds. Management fees are paid directly to GSAM and certain of these distribution and administration fees are passed to the Company resulting in revenue of $6.9 million, $6.9 million and $7.0 million for the years ended December 31, 2008, 2007 and 2006, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

19. RELATED PARTY TRANSACTIONS (CONTINUED)

As of January 1, 2008, the Company reinsured under an assumption agreement the book of business from FML comprising primarily whole, term and universal life insurance policies. As part of this transaction, the Company paid a ceding commission of $4.3 million and assumed general account reserves of $0.7 billion.

During the first quarter of 2008, the Company effectively ceded the entire FML block of business to Columbia. In consideration of Columbia's assumption of the business, the Company received a ceding commission of approximately $4.1 million.

As of November 1, 2006, the Company entered into a coinsurance agreement to cede 100% of its deferred fixed annuity insurance business to its South Carolina domiciled affiliate, Columbia. In consideration of Columbia's assumption of the liabilities, the Company received a $1.9 million ceding commission. As of December 31, 2008 and December 31, 2007 the Company ceded reserves of $40.2 million and $46.7 million.

In 2006, the employees of the Company became participants in The Goldman Sachs Amended and Restated Stock Incentive Plan (the "SIP"). Pursuant to the SIP, Goldman Sachs issued restricted stock units (RSUs) to certain employees of the Company as part of their overall compensation for 2006. Unvested RSUs require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements as outlined in the award agreement. The Company incurred expenses of $0.3 million, $0.7 million and $1.5 million relating to RSUs for the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.

20. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis), as codified by the National Association of Insurance Commissioners. Statutory surplus differs from shareholders' equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred. Statutory accounting principles require asset valuation and interest maintenance reserves, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Statutory net (loss) income and surplus are as follows:

                                             (UNAUDITED)
                                                2008        2007    2006
--------------------------------------------------------------------------
(In millions)
Statutory Net (Loss) Income - Combined
   Life and Health Companies                   $(247.1)    $ 58.2   $(35.5)
Statutory Shareholders' Surplus - Combined
   Life and Health Companies                   $ 390.6     $461.4   $368.9

21. SUBSEQUENT EVENTS

Effective January 2, 2009, the Company acquired FAFLIC, a subsidiary of THG, comprising primarily traditional life insurance products, group retirement products and a block of Guaranteed Investment Contracts. FAFLIC will be a wholly owned subsidiary of the Company. As part of this transaction, the Company paid a purchase price of $105.8 million and assumed general account reserves of $1.3 billion.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

21. SUBSEQUENT EVENTS (CONTINUED)

During the second quarter, 2009, the Company will assume via coinsurance the traditional life and fixed annuity blocks of six subsidiaries of American Exchange Life Insurance Company ("American Exchange Life"). American Exchange Life is a wholly owned subsidiary of Universal American Corporation. Under this joint coinsurance agreement, the Company will assume $450.0 million of reserves and pay the collective cedants approximately $78.0 million in ceding commission. In addition, the Company's wholly owned subsidiary, FAFLIC, will assume business from a seventh subsidiary of American Exchange Life, assuming $125.0 million in reserves and incurring an additional ceding commission of approximately $7.0 million.

On March 25, 2009, the Company received a capital contribution of $25.0 million from Goldman Sachs. The additional capital will be used to support future reinsurance transactions.

On March 30, 2009, the Company entered into a coinsurance and modified coinsurance agreement with The Lincoln National Life Insurance Company ("Lincoln National") to reinsure an in-force block of universal life and variable universal life insurance policies. Under the coinsurance and modified coinsurance agreement, the Company will assume $1.5 billion in reserves and pay the cedant approximately $224.0 million in ceding commission.

On March 31, 2009, the Company received a capital contribution of $225.0 million from Goldman Sachs. The additional capital will be used to support the reinsurance transaction with Lincoln National.

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Commonwealth Annuity and Life Insurance Company and the Contract Owners of VEL II Account of Commonwealth Annuity and
Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts constituting VEL II Account of Commonwealth Annuity and Life Insurance Company at December 31, 2008, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Commonwealth Annuity and Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 8, 2009

VEL II ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

                                                     AIM V.I.    ALLIANCE-       DELAWARE
                                                      GLOBAL   BERNSTEIN VPS       VIP         FIDELITY    FIDELITY
                                                      HEALTH     LARGE CAP    INTERNATIONAL      VIP          VIP
                                                    CARE FUND     GROWTH          VALUE         ASSET       EQUITY-
                                                     SERIES I    PORTFOLIO        EQUITY     MANAGER(SM)     INCOME
                                                      SHARES      CLASS B         SERIES      PORTFOLIO    PORTFOLIO
                                                    ---------  -------------  -------------  -----------  -----------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                                  $ 400,123    $1,529,012    $ 6,523,660   $3,907,364   $25,923,299
                                                    ---------    ----------    -----------   ----------   -----------
      Total assets                                    400,123     1,529,012      6,523,660    3,907,364    25,923,299
LIABILITIES:                                               --            --             --           --            --
                                                    ---------    ----------    -----------   ----------   -----------
      Net assets                                    $ 400,123    $1,529,012    $ 6,523,660   $3,907,364   $25,923,299
                                                    =========    ==========    ===========   ==========   ===========
Net asset distribution by category:
   Variable life policies during the first 10
      policy years                                  $ 270,996    $  653,459    $ 1,047,909   $  998,240   $ 4,738,979
   Variable life policies after 10 policy years       129,127       875,553      5,475,751    2,909,124    21,184,320
                                                    ---------    ----------    -----------   ----------   -----------
                                                    $ 400,123    $1,529,012    $ 6,523,660   $3,907,364   $25,923,299
                                                    =========    ==========    ===========   ==========   ===========
Investments in shares of the Underlying Funds,
   at cost                                          $ 529,110    $1,864,034    $12,541,595   $5,594,474   $45,075,128
Underlying Fund shares held                            32,087        84,804        853,882      378,988     1,966,866
Units outstanding and net asset value per unit:
Variable life policies during the first 10
   policy years:
      Units outstanding, December 31, 2008            297,406     1,116,296        474,344      572,277     2,165,299
      Net asset value per unit, December 31, 2008   $0.911199    $ 0.585381    $  2.209174   $ 1.744328   $  2.188603
Variable life policies after 10 policy years:
      Units outstanding, December 31, 2008            101,174       802,809      3,686,466    2,544,164    18,779,527
      Net asset value per unit, December 31, 2008   $1.276287    $ 1.090612    $  1.485366   $ 1.143450   $  1.128054

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

DECEMBER 31, 2008

                                                                                             FT VIP      FT VIP
                                                                                            FRANKLIN    FRANKLIN
                                                                   FIDELITY                 LARGE CAP   SMALL-MID
                                                      FIDELITY       VIP        FIDELITY     GROWTH    CAP GROWTH
                                                        VIP          HIGH         VIP      SECURITIES  SECURITIES
                                                       GROWTH       INCOME      OVERSEAS      FUND        FUND
                                                     PORTFOLIO    PORTFOLIO    PORTFOLIO     CLASS 2     CLASS 2
                                                    -----------  -----------  -----------  ----------  ----------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                                  $22,585,837  $ 6,878,004  $ 7,605,054   $ 636,815  $2,303,163
                                                    -----------  -----------  -----------   ---------  ----------
      Total assets                                   22,585,837    6,878,004    7,605,054     636,815   2,303,163
LIABILITIES:                                                 --           --           --          --          --
                                                    -----------  -----------  -----------   ---------  ----------
      Net assets                                    $22,585,837  $ 6,878,004  $ 7,605,054   $ 636,815  $2,303,163
                                                    ===========  ===========  ===========   =========  ==========
Net asset distribution by category:
   Variable life policies during the first 10
      policy years                                  $ 5,100,254  $ 1,174,188  $ 1,428,204   $ 281,471  $  978,791
   Variable life policies after 10 policy years      17,485,583    5,703,816    6,176,850     355,344   1,324,372
                                                    -----------  -----------  -----------   ---------  ----------
                                                    $22,585,837  $ 6,878,004  $ 7,605,054   $ 636,815  $2,303,163
                                                    ===========  ===========  ===========   =========  ==========
Investments in shares of the Underlying Funds,
   at cost                                          $33,775,838  $12,885,103  $11,356,588   $ 865,582  $3,516,415
Underlying Fund shares held                             959,874    1,736,870      624,902      60,649     196,014
Units outstanding and net asset value per unit:
Variable life policies during the first 10
   policy years:
      Units outstanding, December 31, 2008            2,739,310      878,837      837,928     414,204   1,397,490
      Net asset value per unit, December 31, 2008   $  1.861875  $  1.336069  $  1.704448   $0.679547  $ 0.700392
Variable life policies after 10 policy years:
      Units outstanding, December 31, 2008           16,076,391    4,902,633    3,999,524     322,482   1,144,153
      Net asset value per unit, December 31, 2008   $  1.087656  $  1.163419  $  1.544396   $1.101904  $ 1.157513

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

DECEMBER 31, 2008

                                                      GOLDMAN      GOLDMAN      GOLDMAN      GOLDMAN      GOLDMAN
                                                     SACHS VIT    SACHS VIT    SACHS VIT    SACHS VIT    SACHS VIT
                                                      CAPITAL     CORE FIXED     EQUITY    GOVERNMENT      GROWTH
                                                      GROWTH        INCOME       INDEX       INCOME    OPPORTUNITIES
                                                        FUND         FUND         FUND        FUND          FUND
                                                      SERVICE      SERVICE      SERVICE      SERVICE      SERVICE
                                                       SHARES       SHARES       SHARES      SHARES       SHARES
                                                    -----------  -----------  -----------  ----------  -------------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                                  $21,627,388  $ 8,830,900  $20,675,873  $4,352,416   $10,653,689
                                                    -----------  -----------  -----------  ----------   -----------
      Total assets                                   21,627,388    8,830,900   20,675,873   4,352,416    10,653,689
LIABILITIES:                                                 --           --           --          --            --
                                                    -----------  -----------  -----------  ----------   -----------
      Net assets                                    $21,627,388  $ 8,830,900  $20,675,873  $4,352,416   $10,653,689
                                                    ===========  ===========  ===========  ==========   ===========
Net asset distribution by category:
   Variable life policies during the first 10
      policy years                                  $ 5,727,837  $ 2,521,338  $ 6,526,198  $1,710,821   $ 2,583,161
   Variable life policies after 10 policy years      15,899,551    6,309,562   14,149,675   2,641,595     8,070,528
                                                    -----------  -----------  -----------  ----------   -----------
                                                    $21,627,388  $ 8,830,900  $20,675,873  $4,352,416   $10,653,689
                                                    ===========  ===========  ===========  ==========   ===========
Investments in shares of the Underlying Funds,
   at cost                                          $30,070,776  $10,287,120  $30,120,727  $4,382,494   $21,672,880
Underlying Fund shares held                           2,926,575    1,002,372    3,123,244     429,232     3,001,039
Units outstanding and net asset value per unit:
Variable life policies during the first 10
   policy years:
      Units outstanding, December 31, 2008            3,856,313    1,430,073    2,938,561     910,290       992,651
      Net asset value per unit, December 31, 2008   $  1.485314  $  1.763083  $  2.220882  $ 1.879425   $  2.602285
Variable life policies after 10 policy years:
      Units outstanding, December 31, 2008           15,170,676    5,920,864   12,181,152   2,267,652     5,455,330
      Net asset value per unit, December 31, 2008   $  1.048045  $  1.065649  $  1.161604  $ 1.164903   $  1.479384

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

DECEMBER 31, 2008

                                                      GOLDMAN      GOLDMAN      GOLDMAN       GOLDMAN       JANUS
                                                     SACHS VIT    SACHS VIT    SACHS VIT     SACHS VIT      ASPEN
                                                      MID CAP       MONEY      STRATEGIC    STRUCTURED   LARGE CAP      T. ROWE
                                                       VALUE       MARKET    INTERNATIONAL  U.S. EQUITY    GROWTH        PRICE
                                                       FUND         FUND      EQUITY FUND       FUND      PORTFOLIO  INTERNATIONAL
                                                      SERVICE      SERVICE      SERVICE       SERVICE      SERVICE       STOCK
                                                       SHARES      SHARES        SHARES        SHARES      SHARES      PORTFOLIO
                                                    -----------  ----------  -------------  -----------  ----------  -------------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                                  $13,088,237  $8,112,349   $ 9,908,249   $13,107,657  $  935,759    $4,248,553
                                                    -----------  ----------   -----------   -----------  ----------    ----------
      Total assets                                   13,088,237   8,112,349     9,908,249    13,107,657     935,759     4,248,553
LIABILITIES:                                                 --          --            --            --          --            --
                                                    -----------  ----------   -----------   -----------  ----------    ----------
      Net assets                                    $13,088,237  $8,112,349   $ 9,908,249   $13,107,657  $  935,759    $4,248,553
                                                    ===========  ==========   ===========   ===========  ==========    ==========
Net asset distribution by category:
   Variable life policies during the first 10
      policy years                                  $ 2,848,324  $3,587,598   $ 2,858,587   $ 2,749,110  $  447,711    $1,369,821
   Variable life policies after 10 policy years      10,239,913   4,524,751     7,049,662    10,358,547     488,048     2,878,732
                                                    -----------  ----------   -----------   -----------  ----------    ----------
                                                    $13,088,237  $8,112,349   $ 9,908,249   $13,107,657  $  935,759    $4,248,553
                                                    ===========  ==========   ===========   ===========  ==========    ==========
Investments in shares of the Underlying Funds,
   at cost                                          $23,693,931  $8,112,349   $16,811,991   $23,881,799  $1,110,700    $7,026,014
Underlying Fund shares held                           1,507,861   8,112,349     1,543,341     1,638,457      60,062       515,601
Units outstanding and net asset value per unit:
Variable life policies during the first 10
   policy years:
      Units outstanding, December 31, 2008              979,486   2,250,792     2,139,845     1,572,185     749,083     1,270,192
      Net asset value per unit, December 31, 2008   $  2.907978  $ 1.593927   $  1.335885   $  1.748592  $ 0.597678    $ 1.078436
Variable life policies after 10 policy years:
      Units outstanding, December 31, 2008            7,297,954   4,009,544     5,765,817     9,577,546     428,600     2,318,460
      Net asset value per unit, December 31, 2008   $  1.403121  $ 1.128495   $  1.222665   $  1.081545  $ 1.138703    $ 1.241657

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                         AIM V.I.    ALLIANCE-       DELAWARE
                                                          GLOBAL   BERNSTEIN VPS       VIP         FIDELITY      FIDELITY
                                                          HEALTH     LARGE CAP    INTERNATIONAL      VIP           VIP
                                                        CARE FUND      GROWTH         VALUE         ASSET        EQUITY-
                                                         SERIES I    PORTFOLIO        EQUITY     MANAGER(SM)      INCOME
                                                          SHARES      CLASS B         SERIES      PORTFOLIO     PORTFOLIO
                                                        ---------  -------------  -------------  -----------  -------------
INVESTMENT INCOME:
   Dividends                                            $      --   $        --    $   234,141   $   136,487  $    961,461
EXPENSES:
Variable life policies during the first 10 policy
   years:
   Mortality and expense risk fees                          2,403         8,186         18,985        12,871        76,893
   Administrative expense fees                                555         1,889          4,381         2,970        17,744
                                                        ---------   -----------    -----------   -----------  ------------
      Total expenses                                        2,958        10,075         23,366        15,841        94,637
                                                        ---------   -----------    -----------   -----------  ------------
Variable life policies after 10 policy years:
   Mortality and expense risk fees                            769         7,310         45,606        20,216       181,342
                                                        ---------   -----------    -----------   -----------  ------------
      Total expenses                                          769         7,310         45,606        20,216       181,342
                                                        ---------   -----------    -----------   -----------  ------------
      Total expenses                                        3,727        17,385         68,972        36,057       275,979
                                                        ---------   -----------    -----------   -----------  ------------
      Net investment income (loss)                         (3,727)      (17,385)       165,169       100,430       685,482
                                                        ---------   -----------    -----------   -----------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsors     91,293            --        857,076       522,724        42,355
   Net realized gain (loss) from sales of investments       2,305        19,414       (650,146)      (78,159)   (1,142,129)
                                                        ---------   -----------    -----------   -----------  ------------
      Net realized gain (loss)                             93,598        19,414        206,930       444,565    (1,099,774)
   Change in unrealized gain (loss)                      (245,983)   (1,165,283)    (5,639,889)   (2,140,467)  (20,251,964)
                                                        ---------   -----------    -----------   -----------  ------------
      Net realized and unrealized gain (loss)            (152,385)   (1,145,869)    (5,432,959)   (1,695,902)  (21,351,738)
                                                        ---------   -----------    -----------   -----------  ------------
      Net increase (decrease) in net assets from
         operations                                     $(156,112)  $(1,163,254)   $(5,267,790)  $(1,595,472) $(20,666,256)
                                                        =========   ===========    ===========   ===========  ============

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                  FT VIP      FT VIP
                                                                                                 FRANKLIN     FRANKLIN
                                                                        FIDELITY                 LARGE CAP   SMALL-MID
                                                          FIDELITY        VIP        FIDELITY     GROWTH     CAP GROWTH
                                                             VIP          HIGH         VIP      SECURITIES   SECURITIES
                                                           GROWTH        INCOME      OVERSEAS      FUND         FUND
                                                          PORTFOLIO    PORTFOLIO    PORTFOLIO     CLASS 2     CLASS 2
                                                        ------------  -----------  -----------  ----------  -----------
INVESTMENT INCOME:
   Dividends                                            $    289,710  $   784,317  $   297,689   $  11,539  $        --
EXPENSES:
Variable life policies during the first 10 policy
   years:
   Mortality and expense risk fees                            74,393       18,939       20,750       3,415       12,813
   Administrative expense fees                                17,167        4,371        4,789         789        2,957
                                                        ------------  -----------  -----------   ---------  -----------
      Total expenses                                          91,560       23,310       25,539       4,204       15,770
                                                        ------------  -----------  -----------   ---------  -----------
Variable life policies after 10 policy years:
   Mortality and expense risk fees                           162,493       42,352       55,404       2,393       10,836
                                                        ------------  -----------  -----------   ---------  -----------
      Total expenses                                         162,493       42,352       55,404       2,393       10,836
                                                        ------------  -----------  -----------   ---------  -----------
      Total expenses                                         254,053       65,662       80,943       6,597       26,606
                                                        ------------  -----------  -----------   ---------  -----------
      Net investment income (loss)                            35,657      718,655      216,746       4,942      (26,606)
                                                        ------------  -----------  -----------   ---------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsors            --           --    1,460,447      59,338      462,634
   Net realized gain (loss) from sales of investments         21,310     (765,225)     (41,810)     (3,183)     (60,672)
                                                        ------------  -----------  -----------   ---------  -----------
      Net realized gain (loss)                                21,310     (765,225)   1,418,637      56,155      401,962
   Change in unrealized gain (loss)                      (21,430,558)  (2,398,561)  (8,012,018)   (422,671)  (2,215,905)
                                                        ------------  -----------  -----------   ---------  -----------
      Net realized and unrealized gain (loss)            (21,409,248)  (3,163,786)  (6,593,381)   (366,516)  (1,813,943)
                                                        ------------  -----------  -----------   ---------  -----------
      Net increase (decrease) in net assets from
         operations                                     $(21,373,591) $(2,445,131) $(6,376,635)  $(361,574) $(1,840,549)
                                                        ============  ===========  ===========   =========  ===========

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                           GOLDMAN      GOLDMAN       GOLDMAN      GOLDMAN      GOLDMAN
                                                          SACHS VIT    SACHS VIT     SACHS VIT    SACHS VIT    SACHS VIT
                                                           CAPITAL     CORE FIXED     EQUITY     GOVERNMENT      GROWTH
                                                           GROWTH        INCOME        INDEX       INCOME    OPPORTUNITIES
                                                            FUND          FUND         FUND         FUND          FUND
                                                           SERVICE      SERVICE       SERVICE      SERVICE      SERVICE
                                                           SHARES        SHARES       SHARES       SHARES        SHARES
                                                        ------------  -----------  ------------  ----------  -------------
INVESTMENT INCOME:
   Dividends                                            $         --  $   540,814  $    515,320   $210,808    $        --
EXPENSES:
Variable life policies during the first 10 policy
   years:
   Mortality and expense risk fees                            90,676       29,737        94,317     16,839         39,254
   Administrative expense fees                                20,926        6,863        21,765      3,886          9,058
                                                        ------------  -----------  ------------   --------    -----------
      Total expenses                                         111,602       36,600       116,082     20,725         48,312
                                                        ------------  -----------  ------------   --------    -----------
Variable life policies after 10 policy years:
   Mortality and expense risk fees                           129,758       40,945       104,344     14,800         68,168
                                                        ------------  -----------  ------------   --------    -----------
      Total expenses                                         129,758       40,945       104,344     14,800         68,168
                                                        ------------  -----------  ------------   --------    -----------
      Total expenses                                         241,360       77,545       220,426     35,525        116,480
                                                        ------------  -----------  ------------   --------    -----------
      Net investment income (loss)                          (241,360)     463,269       294,894    175,283       (116,480)
                                                        ------------  -----------  ------------   --------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsors            --           --       993,997         --        329,596
   Net realized gain (loss) from sales of investments         79,570     (293,942)     (332,407)   (22,913)    (1,068,601)
                                                        ------------  -----------  ------------   --------    -----------
      Net realized gain (loss)                                79,570     (293,942)      661,590    (22,913)      (739,005)
   Change in unrealized gain (loss)                      (16,472,840)  (1,238,347)  (14,517,337)   (61,031)    (6,828,362)
                                                        ------------  -----------  ------------   --------    -----------
      Net realized and unrealized gain (loss)            (16,393,270)  (1,532,289)  (13,855,747)   (83,944)    (7,567,367)
                                                        ------------  -----------  ------------   --------    -----------
      Net increase (decrease) in net assets from
         operations                                     $(16,634,630) $(1,069,020) $(13,560,853)  $ 91,339    $(7,683,847)
                                                        ============  ===========  ============   ========    ===========

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                          GOLDMAN     GOLDMAN      GOLDMAN       GOLDMAN      JANUS
                                                         SACHS VIT   SACHS VIT    SACHS VIT     SACHS VIT     ASPEN
                                                          MID CAP      MONEY      STRATEGIC    STRUCTURED   LARGE CAP     T. ROWE
                                                           VALUE       MARKET   INTERNATIONAL  U.S. EQUITY    GROWTH       PRICE
                                                            FUND        FUND     EQUITY FUND       FUND     PORTFOLIO  INTERNATIONAL
                                                          SERVICE     SERVICE      SERVICE       SERVICE     SERVICE       STOCK
                                                           SHARES      SHARES       SHARES        SHARES      SHARES     PORTFOLIO
                                                        -----------  ---------  -------------  -----------  ---------  -------------
INVESTMENT INCOME:
   Dividends                                            $   146,079   $194,078   $   408,057   $   251,413  $   7,414   $   136,885
EXPENSES:
Variable life policies during the first 10 policy
   years:
   Mortality and expense risk fees                           47,438     29,224        43,731        46,463      4,687        20,102
   Administrative expense fees                               10,948      6,745        10,091        10,722      1,082         4,640
                                                        -----------   --------   -----------   -----------  ---------   -----------
      Total expenses                                         58,386     35,969        53,822        57,185      5,769        24,742
                                                        -----------   --------   -----------   -----------  ---------   -----------
Variable life policies after 10 policy years:
   Mortality and expense risk fees                           80,566     27,119        56,021        79,120      3,447        24,897
                                                        -----------   --------   -----------   -----------  ---------   -----------
      Total expenses                                         80,566     27,119        56,021        79,120      3,447        24,897
                                                        -----------   --------   -----------   -----------  ---------   -----------
      Total expenses                                        138,952     63,088       109,843       136,305      9,216        49,639
                                                        -----------   --------   -----------   -----------  ---------   -----------
      Net investment income (loss)                            7,127    130,990       298,214       115,108     (1,802)       87,246
                                                        -----------   --------   -----------   -----------  ---------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsors       35,286         --       865,231       163,792         --       264,330
   Net realized gain (loss) from sales of investments    (1,017,731)        --      (325,328)   (1,273,706)    19,954       (72,625)
                                                        -----------   --------   -----------   -----------  ---------   -----------
      Net realized gain (loss)                             (982,445)        --       539,903    (1,109,914)    19,954       191,705
   Change in unrealized gain (loss)                      (7,344,150)        --    (9,931,089)   (7,629,630)  (599,659)   (4,479,861)
                                                        -----------   --------   -----------   -----------  ---------   -----------
      Net realized and unrealized gain (loss)            (8,326,595)        --    (9,391,186)   (8,739,544)  (579,705)   (4,288,156)
                                                        -----------   --------   -----------   -----------  ---------   -----------
      Net increase (decrease) in net assets from
         operations                                     $(8,319,468)  $130,990   $(9,092,972)  $(8,624,436) $(581,507)  $(4,200,910)
                                                        ===========   ========   ===========   ===========  =========   ===========

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                               AIM V.I. GLOBAL      ALLIANCEBERNSTEIN VPS         DELAWARE VIP
                                               HEALTH CARE FUND       LARGE CAP GROWTH         INTERNATIONAL VALUE
                                               SERIES I SHARES        PORTFOLIO CLASS B           EQUITY SERIES
                                             --------------------  -----------  ----------  -------------------------
                                                2008       2007       2008         2007         2008         2007
                                             ---------  ---------  -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $  (3,727) $  (4,533) $   (17,385) $  (23,078) $   165,169   $   197,150
      Net realized gain (loss)                  93,598     34,696       19,414     114,680      206,930     5,505,021
      Change in unrealized gain (loss)        (245,983)    32,656   (1,165,283)    284,938   (5,639,889)   (5,059,035)
                                             ---------  ---------  -----------  ----------  -----------   -----------
      Net increase (decrease) in net assets
         from operations                      (156,112)    62,819   (1,163,254)    376,540   (5,267,790)      643,136
                                             ---------  ---------  -----------  ----------  -----------   -----------
   FROM POLICY TRANSACTIONS:
      Net premiums                              39,065     47,770      142,227     172,046      583,294       670,726
      Terminations                             (40,261)   (33,013)    (219,149)   (227,252)    (753,518)   (1,164,129)
      Insurance and other charges              (33,949)   (33,647)    (150,748)   (160,455)    (689,889)     (808,273)
      Transfers between sub-accounts
         (including fixed account), net         24,095   (104,458)    (210,383)   (117,060)    (496,286)      (39,411)
      Other transfers from (to) the General
         Account                                (3,922)      (744)      (3,847)       (171)      (3,666)       (1,808)
                                             ---------  ---------  -----------  ----------  -----------   -----------
      Net increase (decrease) in net assets
         from policy transactions              (14,972)  (124,092)    (441,900)   (332,892)  (1,360,065)   (1,342,895)
                                             ---------  ---------  -----------  ----------  -----------   -----------
      Net increase (decrease) in net assets   (171,084)   (61,273)  (1,605,154)     43,648   (6,627,855)     (699,759)
NET ASSETS:
   Beginning of year                           571,207    632,480    3,134,166   3,090,518   13,151,515    13,851,274
                                             ---------  ---------  -----------  ----------  -----------   -----------
   End of year                               $ 400,123  $ 571,207  $ 1,529,012  $3,134,166  $ 6,523,660   $13,151,515
                                             =========  =========  ===========  ==========  ===========   ===========

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                   FIDELITY VIP
                                                      ASSET                  FIDELITY VIP                 FIDELITY VIP
                                                    MANAGER(SM)              EQUITY-INCOME                   GROWTH
                                                     PORTFOLIO                 PORTFOLIO                   PORTFOLIO
                                             -----------------------  --------------------------  --------------------------
                                                 2008        2007         2008          2007          2008          2007
                                             -----------  ----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $   100,430  $  313,327  $    685,482  $    578,676  $     35,657  $     51,936
      Net realized gain (loss)                   444,565     202,353    (1,099,774)    8,997,839        21,310     1,796,287
      Change in unrealized gain (loss)        (2,140,467)    291,987   (20,251,964)   (8,970,106)  (21,430,558)    8,822,630
                                             -----------  ----------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets
         from operations                      (1,595,472)    807,667   (20,666,256)      606,409   (21,373,591)   10,670,853
                                             -----------  ----------  ------------  ------------  ------------  ------------
   FROM POLICY TRANSACTIONS:
      Net premiums                               383,937     421,255     2,477,591     2,917,156     2,730,502     3,121,923
      Terminations                              (449,244)   (472,504)   (3,320,529)   (4,619,064)   (3,140,287)   (3,885,340)
      Insurance and other charges               (472,469)   (483,483)   (2,940,662)   (3,421,567)   (2,921,191)   (3,097,075)
      Transfers between sub-accounts
         (including fixed account), net           82,594     (45,538)     (803,613)     (480,355)     (780,120)   (1,157,470)
      Other transfers from (to) the General
         Account                                  (7,882)     (1,308)       20,337        57,744        37,882       (38,031)
                                             -----------  ----------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets
         from policy transactions               (463,064)   (581,578)   (4,566,876)   (5,546,086)   (4,073,214)   (5,055,993)
                                             -----------  ----------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets   (2,058,536)    226,089   (25,233,132)   (4,939,677)  (25,446,805)    5,614,860
NET ASSETS:
   Beginning of year                           5,965,900   5,739,811    51,156,431    56,096,108    48,032,642    42,417,782
                                             -----------  ----------  ------------  ------------  ------------  ------------
   End of year                               $ 3,907,364  $5,965,900  $ 25,923,299  $ 51,156,431  $ 22,585,837  $ 48,032,642
                                             ===========  ==========  ============  ============  ============  ============

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                      FT VIP FRANKLIN
                                                     FIDELITY VIP             FIDELITY VIP            LARGE CAP GROWTH
                                                     HIGH INCOME                OVERSEAS                 SECURITIES
                                                      PORTFOLIO                 PORTFOLIO               FUND CLASS 2
                                             ------------------------  -------------------------  ----------------------
                                                 2008        2007          2008         2007         2008        2007
                                             -----------  -----------  -----------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $   718,655  $   825,269  $   216,746  $   390,287   $    4,942  $     (103)
      Net realized gain (loss)                  (765,225)    (359,617)   1,418,637    1,602,406       56,155      36,122
      Change in unrealized gain (loss)        (2,398,561)    (237,237)  (8,012,018)     279,621     (422,671)     16,993
                                             -----------  -----------  -----------  -----------   ----------  ----------
      Net increase (decrease) in net assets
         from operations                      (2,445,131)     228,415   (6,376,635)   2,272,314     (361,574)     53,012
                                             -----------  -----------  -----------  -----------   ----------  ----------
   FROM POLICY TRANSACTIONS:
      Net premiums                               720,339      832,994      659,684      741,883       63,656      68,030
      Terminations                              (756,747)    (838,085)  (1,064,551)  (1,146,155)     (60,255)    (56,184)
      Insurance and other charges               (808,268)    (815,449)    (767,705)    (800,212)     (62,214)    (61,402)
      Transfers between sub-accounts
         (including fixed account), net         (601,361)      17,735      (45,269)    (110,823)     (60,725)    122,223
      Other transfers from (to) the General
         Account                                 (35,429)      (1,825)       1,514        3,599        6,223          89
                                             -----------  -----------  -----------  -----------   ----------  ----------
      Net increase (decrease) in net assets
         from policy transactions             (1,481,466)    (804,630)  (1,216,327)  (1,311,708)    (113,315)     72,756
                                             -----------  -----------  -----------  -----------   ----------  ----------
      Net increase (decrease) in net assets   (3,926,597)    (576,215)  (7,592,962)     960,606     (474,889)    125,768
NET ASSETS:
   Beginning of year                          10,804,601   11,380,816   15,198,016   14,237,410    1,111,704     985,936
                                             -----------  -----------  -----------  -----------   ----------  ----------
   End of year                               $ 6,878,004  $10,804,601  $ 7,605,054  $15,198,016   $  636,815  $1,111,704
                                             ===========  ===========  ===========  ===========   ==========  ==========

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                   FT VIP FRANKLIN
                                                      SMALL-MID             GOLDMAN SACHS VIT         GOLDMAN SACHS VIT
                                                      CAP GROWTH                 CAPITAL                 CORE FIXED
                                                      SECURITIES               GROWTH FUND               INCOME FUND
                                                     FUND CLASS 2            SERVICE SHARES            SERVICE SHARES
                                             -----------------------  -------------------------  ------------------------
                                                 2008        2007         2008          2007         2008        2007
                                             -----------  ----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $   (26,606) $  (35,020) $   (241,360) $  (284,952) $   463,269  $   473,198
      Net realized gain (loss)                   401,962     494,573        79,570    3,035,339     (293,942)     (67,920)
      Change in unrealized gain (loss)        (2,215,905)     (1,612)  (16,472,840)   1,120,699   (1,238,347)     322,814
                                             -----------  ----------  ------------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                      (1,840,549)    457,941   (16,634,630)   3,871,086   (1,069,020)     728,092
                                             -----------  ----------  ------------  -----------  -----------  -----------
   FROM POLICY TRANSACTIONS:
      Net premiums                               241,828     274,281     2,900,548    3,229,996      807,020      949,992
      Terminations                              (324,044)   (379,404)   (2,920,661)  (3,602,133)    (851,192)    (936,662)
      Insurance and other charges               (252,109)   (258,842)   (2,846,911)  (2,959,124)    (981,555)    (901,683)
      Transfers between sub-accounts
         (including fixed account), net         (144,761)    173,560    (1,335,772)    (708,498)  (1,543,370)     466,688
      Other transfers from (to) the General
         Account                                 (27,249)      4,082        60,618      (22,483)       4,393         (363)
                                             -----------  ----------  ------------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from policy transactions               (506,335)   (186,323)   (4,142,178)  (4,062,242)  (2,564,704)    (422,028)
                                             -----------  ----------  ------------  -----------  -----------  -----------
      Net increase (decrease) in net assets   (2,346,884)    271,618   (20,776,808)    (191,156)  (3,633,724)     306,064
NET ASSETS:
   Beginning of year                           4,650,047   4,378,429    42,404,196   42,595,352   12,464,624   12,158,560
                                             -----------  ----------  ------------  -----------  -----------  -----------
   End of year                               $ 2,303,163  $4,650,047  $ 21,627,388  $42,404,196  $ 8,830,900  $12,464,624
                                             ===========  ==========  ============  ===========  ===========  ===========

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                 GOLDMAN SACHS VIT         GOLDMAN SACHS VIT         GOLDMAN SACHS VIT
                                                       EQUITY                 GOVERNMENT                  GROWTH
                                                     INDEX FUND               INCOME FUND           OPPORTUNITIES FUND
                                                   SERVICE SHARES           SERVICE SHARES            SERVICE SHARES
                                             -------------------------  ----------------------  ------------------------
                                                 2008         2007          2008        2007        2008         2007
                                             ------------  ----------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $    294,894  $   394,901  $  175,283  $  159,356  $  (116,480) $  (148,053)
      Net realized gain (loss)                    661,590    3,116,742     (22,913)    (24,501)    (739,005)   2,632,401
      Change in unrealized gain (loss)        (14,517,337)  (1,664,759)    (61,031)    174,782   (6,828,362)     957,916
                                             ------------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                      (13,560,853)   1,846,884      91,339     309,637   (7,683,847)   3,442,264
                                             ------------  -----------  ----------  ----------  -----------  -----------
   FROM POLICY TRANSACTIONS:
      Net premiums                              2,414,506    2,801,923     424,755     484,100      994,226    1,145,806
      Terminations                             (2,943,887)  (3,440,102)   (322,258)   (302,712)  (1,160,346)  (1,540,977)
      Insurance and other charges              (2,750,205)  (2,996,445)   (561,945)   (565,854)  (1,162,272)  (1,215,796)
      Transfers between sub-accounts
         (including fixed account), net          (974,663)    (187,098)   (157,589)    196,915     (803,024)    (709,975)
      Other transfers from (to) the General
         Account                                  (60,984)      25,860        (216)       (178)     (24,826)       4,078
                                             ------------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net assets
         from policy transactions              (4,315,233)  (3,795,862)   (617,253)   (187,729)  (2,156,242)  (2,316,864)
                                             ------------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net assets   (17,876,086)  (1,948,978)   (525,914)    121,908   (9,840,089)   1,125,400
NET ASSETS:
   Beginning of year                           38,551,959   40,500,937   4,878,330   4,756,422   20,493,778   19,368,378
                                             ------------  -----------  ----------  ----------  -----------  -----------
   End of year                               $ 20,675,873  $38,551,959  $4,352,416  $4,878,330  $10,653,689  $20,493,778
                                             ============  ===========  ==========  ==========  ===========  ===========

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                      GOLDMAN SACHS VIT
                                                 GOLDMAN SACHS VIT         GOLDMAN SACHS VIT             STRATEGIC
                                                      MID CAP                 MONEY MARKET             INTERNATIONAL
                                                    VALUE FUND                    FUND                  EQUITY FUND
                                                  SERVICE SHARES             SERVICE SHARES            SERVICE SHARES
                                             -------------------------  ------------------------  -------------------------
                                                 2008          2007         2008        2007          2008          2007
                                             ------------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $      7,127  $   (22,645) $   130,990  $   364,541  $    298,214  $   113,965
      Net realized gain (loss)                   (982,445)   3,810,538           --           --       539,903    3,008,138
      Change in unrealized gain (loss)         (7,344,150)  (3,050,459)          --           --    (9,931,089)  (1,654,365)
                                             ------------  -----------  -----------  -----------  ------------  -----------
      Net increase (decrease) in net assets
         from operations                       (8,319,468)     737,434      130,990      364,541    (9,092,972)   1,467,738
                                             ------------  -----------  -----------  -----------  ------------  -----------
   FROM POLICY TRANSACTIONS:
      Net premiums                              1,057,527    1,248,861    1,248,649    1,503,062     1,013,172    1,182,468
      Terminations                             (1,512,392)  (2,160,838)  (1,488,153)  (1,346,927)   (1,190,359)  (1,787,769)
      Insurance and other charges              (1,347,161)  (1,511,008)  (1,386,488)  (1,081,512)   (1,095,111)  (1,247,013)
      Transfers between sub-accounts
          (including fixed account), net       (1,162,768)    (653,085)     522,381      779,283       (20,410)    (314,501)
      Other transfers from (to) the General
          Account                                   4,054       (4,914)      36,587       (6,424)       27,469        2,938
                                             ------------  -----------  -----------  -----------  ------------  -----------
      Net increase (decrease) in net assets
         from policy transactions              (2,960,740)  (3,080,984)  (1,067,024)    (152,518)   (1,265,239)  (2,163,877)
                                             ------------  -----------  -----------  -----------  ------------  -----------
      Net increase (decrease) in net assets   (11,280,208)  (2,343,550)    (936,034)     212,023   (10,358,211)    (696,139)
NET ASSETS:
   Beginning of year                           24,368,445   26,711,995    9,048,383    8,836,360    20,266,460   20,962,599
                                             ------------  -----------  -----------  -----------  ------------  -----------
   End of year                               $ 13,088,237  $24,368,445  $ 8,112,349  $ 9,048,383  $  9,908,249  $20,266,460
                                             ============  ===========  ===========  ===========  ============  ===========

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                 GOLDMAN SACHS VIT            JANUS ASPEN             T. ROWE PRICE
                                                     STRUCTURED            LARGE CAP GROWTH           INTERNATIONAL
                                                  U.S. EQUITY FUND             PORTFOLIO                  STOCK
                                                   SERVICE SHARES           SERVICE SHARES              PORTFOLIO
                                             -------------------------  ----------------------  ------------------------
                                                 2008          2007        2008       2007          2008        2007
                                             ------------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $    115,108  $    56,290  $   (1,802) $   (2,783) $    87,246  $    55,388
      Net realized gain (loss)                 (1,109,914)    (602,482)     19,954      64,166      191,705    2,034,684
      Change in unrealized gain (loss)         (7,629,630)      50,233    (599,659)    140,565   (4,479,861)  (1,019,229)
                                             ------------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                       (8,624,436)    (495,959)   (581,507)    201,948   (4,200,910)   1,070,843
                                             ------------  -----------  ----------  ----------  -----------  -----------
   FROM POLICY TRANSACTIONS:
      Net premiums                              1,564,717    1,789,094      74,831      90,848      404,171      474,415
      Terminations                             (1,675,433)  (2,299,980)   (105,398)   (121,803)    (538,225)    (824,924)
      Insurance and other charges              (1,690,125)  (1,910,229)    (86,044)    (96,849)    (460,585)    (525,209)
      Transfers between sub-accounts
          (including fixed account), net         (919,583)    (469,830)     91,642     (36,804)        (886)    (921,320)
      Other transfers from (to) the General
          Account                                  26,019      (52,930)    (10,911)        (11)     (16,513)       3,724
                                             ------------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net assets
         from policy transactions              (2,694,405)  (2,943,875)    (35,880)   (164,619)    (612,038)  (1,793,314)
                                             ------------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net assets   (11,318,841)  (3,439,834)   (617,387)     37,329   (4,812,948)    (722,471)
NET ASSETS:
   Beginning of year                           24,426,498   27,866,332   1,553,146   1,515,817    9,061,501    9,783,972
                                             ------------  -----------  ----------  ----------  -----------  -----------
   End of year                               $ 13,107,657  $24,426,498  $  935,759  $1,553,146  $ 4,248,553  $ 9,061,501
                                             ============  ===========  ==========  ==========  ===========  ===========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VEL II

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

          Separate Account VEL II (the "Separate Account"), is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on June 10, 1993 for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain flexible premium variable life insurance policies (the "Policies") issued by Commonwealth Annuity. Prior to September 1, 2006, Commonwealth Annuity was Allmerica Financial Life Insurance and Annuity Company ("AFLIAC").

          Prior to December 30, 2005 ("the Closing Date") Commonwealth Annuity was a wholly-owned subsidiary of The Hanover Insurance Group, Inc. ("THG"). Prior to December 1, 2005 THG was named Allmerica Financial Corporation. On the Closing Date THG sold Commonwealth Annuity and its closed block of variable annuity and variable life business to The Goldman Sachs Group, Inc. ("Goldman Sachs"). On January 9, 2006, the Allmerica Investment Trust ("AIT") funds were reorganized into corresponding funds of the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs VIT funds. On January 11, 2006, Goldman Sachs purchased Allmerica Financial Investment Management Services, Inc. ("AFIMS"), which had served as the investment manager of the nine investment funds of AIT. AFIMS has no relationship with the Goldman Sachs VIT funds. As of December 31, 2008, Epoch Securities, Inc. ("Epoch") is the principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of Goldman Sachs.

          Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

          The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Twenty-one Sub-Accounts are currently offered by the Separate Account, all of which had Contract Owner activity during the year. Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

     AIM Variable Insurance Funds
     AllianceBernstein Variable Products Series Fund, Inc.
     Delaware VIP Trust
     Fidelity Variable Insurance Products Funds
     Franklin Templeton Variable Insurance Products Trust
     Goldman Sachs Variable Insurance Trust
     Janus Aspen Series
     T. Rowe Price International Series, Inc.

          The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

          At December 31, 2007, $753,052 was due to Commonwealth Annuity for Sub-Account units purchased. These amounts have been subsequently settled between the Separate Account and Commonwealth Annuity. There were no impacts to the unit values or total returns of the Sub-Accounts from these transactions.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

          The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

SEPARATE ACCOUNT VEL II

          INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

          FINANCIAL INSTRUMENTS - Commonwealth Annuity adopted Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," ("SFAS No. 157") as of the beginning of 2007. SFAS No. 157 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Under SFAS No. 157, fair value measurements are not adjusted for transaction costs. SFAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The effect of adopting SFAS No. 157 was not material to Commonwealth Annuity's financial position or results of operations. The three levels of the fair value hierarchy under SFAS No. 157 are described below:

                         Basis of Fair Value Measurement

     Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

     Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

     Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

          A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The open-ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

          STATEMENTS OF CHANGES IN NET ASSETS - Policy Owners may allocate their Policy Values to variable investment options in the Separate Account and to the Fixed Account, which is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed interest rate. Net Premiums represent payments received under the Policies (excluding amounts allocated to the Fixed Account) reduced by refunds made during the initial free-look period, and by applicable deductions, charges, and state premium taxes. Terminations are payments to Policy Owners and beneficiaries made under the terms of the Policies and amounts that Policy Owners have requested to be withdrawn and paid to them. Transfers between Sub-Accounts (including the Fixed Account), net, are amounts that Policy Owners have directed to be moved among funds, including permitted transfers from and to the Fixed Account. Other transfers from (to) the General Account include policy loan activity and death claims.

          FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

          Under the provisions of Section 817(h) of the IRC, a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance policy for federal income tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under
Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

SEPARATE ACCOUNT VEL II

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

          On the Date of Issue and each Monthly Payment Date, the Company makes a Monthly Deduction from Policy Value comprised of the following charges: a charge for the cost of insurance protection under the Policies; a charge for any optional insurance benefits added by rider, and a monthly administrative charge as compensation for expenses incurred in administration of the Policies, first year underwriting, and other start up expenses associated with the Policies. The Monthly Deduction on or following the effective date of a requested increase in the Face Amount also includes a $40 administrative charge for the increase.

          The Policy Owner may allocate the Monthly Deduction to one Sub-Account. In the absence of allocation instructions, or if the Sub-Account chosen does not have sufficient funds to cover the Monthly Deduction, Commonwealth Annuity makes a pro-rata allocation among the Sub-Accounts in the Policy. No Monthly Deductions are made after the Final Premium Payment date.

          Commonwealth Annuity assesses each Sub-Account with a Mortality and Expense Risk Charge and a Separate Account Administrative Charge. The Mortality and Expense Risk Charge compensates Commonwealth Annuity for assuming mortality and expense risks for variable interests in the Policies. The mortality risk assumed by the Company is that Insureds may live for a shorter time than anticipated, and that the Company therefore will pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges provided in the Policies. If the charge for mortality and expense risks is not sufficient to cover mortality experience and expenses, Commonwealth Annuity absorbs the losses. If the charge is higher than mortality and expense risk expenses, the difference is a profit to the Company. This charge may be increased or decreased, subject to state and federal law; but, it may not exceed the maximum limitations. The Separate Account Administrative Charge is assessed during the first 10 policy years to help defray administrative expenses incurred in the administration of the Separate Account and the Sub-Accounts. This charge is currently 0.15%, which may increase or decrease, but it may not exceed 0.25%.

          Details about the Monthly Deduction and charges to the Sub-Accounts appear in the table below.

                                                           CURRENT           MAXIMUM           SEPARATE
                        MONTHLY                         MORTALITY AND   ALLOWED MORTALITY       ACCOUNT
    COST OF           CHARGES FOR        MONTHLY        EXPENSE RISK       AND EXPENSE      ADMINISTRATIVE
   INSURANCE           OPTIONAL       ADMINISTRATIVE   CHARGE (ANNUAL      RISK CHARGE      CHARGE (ANNUAL
   CHARGE (a)        BENEFITS (a)       CHARGE (a)        RATE) (b)     (ANNUAL RATE) (b)    RATE) (b) (c)
Varies by Policy   Varies by Policy         $5              0.65%             0.90%            0 - 0.25%

(a)  Charged to Policy Value.

(b)  Charged to Daily Net assets in each Sub-Account.

(c) Separate Account Administrative Charge cannot exceed 0.25% for the first 10 Policy years with no charge imposed after the 10th year.

          A surrender charge may be deducted upon request of a full surrender of the Policy or a decrease in the Face Amount if less than a certain number of years have lapsed from the Date of Issue or from the effective date of any increase in the Face Amount. The maximum surrender charge is a detailed calculation. For more information see the prospectus.

          Some states and municipalities impose premium taxes, which currently range up to 5%, on variable life contracts.

          The disclosures above include charges currently assessed to the Contract Owner. There are certain other charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Contract terms. Detailed descriptions of all fees and charges are available in the product prospectuses.

SEPARATE ACCOUNT VEL II

          During the year ended December 31, 2008 management fees of the Underlying Goldman Sachs VIT Funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of Goldman Sachs VIT funds. The Goldman Sachs VIT Funds' advisory agreement provided for fees ranging from 0.27% to 1.02% based on individual portfolios and average daily net assets. According to a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund paid a fee equal to an annual rate of 0.16% to 0.25% of the Fund's average daily net assets.

VEL II ACCOUNT

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2008 were as follows:

                        INVESTMENT PORTFOLIO                            PURCHASES      SALES
--------------------------------------------------------------------   ----------   ----------
AIM V.I. Global Health Care Fund Series I Shares                       $  185,137   $  112,543
AllianceBernstein VPS Large Cap Growth Portfolio Class B                  142,718      602,003
Delaware VIP International Value Equity Series                          1,357,268    1,696,237
Fidelity VIP Asset Manager(SM) Portfolio                                1,047,842      887,802
Fidelity VIP Equity-Income Portfolio                                    1,840,295    5,680,603
Fidelity VIP Growth Portfolio                                           1,115,247    5,153,980
Fidelity VIP High Income Portfolio                                      1,014,389    1,778,399
Fidelity VIP Overseas Portfolio                                         2,122,548    1,662,313
FT VIP Franklin Large Cap Growth Securities Fund Class 2                  118,378      167,413
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2              684,566      755,836
Goldman Sachs VIT Capital Growth Fund Service Shares                      613,161    4,997,192
Goldman Sachs VIT Core Fixed Income Fund Service Shares                   729,330    2,830,765
Goldman Sachs VIT Equity Index Fund Service Shares                      1,836,836    4,863,574
Goldman Sachs VIT Government Income Fund Service Shares                   747,270    1,189,240
Goldman Sachs VIT Growth Opportunities Fund Service Shares                756,358    2,700,768
Goldman Sachs VIT Mid Cap Value Fund Service Shares                       373,294    3,291,673
Goldman Sachs VIT Money Market Fund Service Shares                      1,783,926    2,719,959
Goldman Sachs VIT Strategic International Equity Fund Service Shares    1,869,548    1,971,341
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares              668,184    3,084,330
Janus Aspen Large Cap Growth Portfolio Service Shares                     185,218      222,900
T. Rowe Price International Stock Portfolio                               752,651    1,013,115

VEL II ACCOUNT

NOTE 5 - FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2008 is as follows:

                                                     AT DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                          -----------------------------------  ----------------------------------------------------
                                                    UNIT      UNIT             INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                                    VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN      RETURN
                                           UNITS   LOWEST    HIGHEST   ASSETS     RATIO     LOWEST  HIGHEST    LOWEST      HIGHEST
                                          (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                          ------  --------  --------  -------  ----------  -------  -------  ----------  ----------
AIM V.I. GLOBAL HEALTH CARE FUND SERIES
   I SHARES
2008                                         399  0.911199  1.276287      400       N/A      0.65     0.80     -29.19      -29.08
2007                                         418  1.286856  1.799730      571       N/A      0.65     0.80      10.96       11.13
2006                                         500  1.159750  1.619517      632       N/A      0.65     0.80       4.39        4.55
2005                                         476  1.110960  1.549032      574       N/A      0.65     0.80       7.28        7.44
2004                                         691  1.035541  1.441698      761       N/A      0.65     0.80       6.71        6.87
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH
   PORTFOLIO CLASS B
2008                                       1,919  0.585381  1.090612    1,529       N/A      0.65     0.80     -40.30      -40.21
2007                                       2,575  0.980574  1.824129    3,134       N/A      0.65     0.80      12.70       12.88
2006                                       2,910  0.870041  1.616060    3,091       N/A      0.65     0.80      -1.44       -1.29
2005                                       3,702  0.882721  1.637122    3,764       N/A      0.65     0.80      13.92       14.10
2004                                       4,289  0.774828  1.434862    3,612       N/A      0.65     0.80       7.48        7.64
DELAWARE VIP INTERNATIONAL VALUE EQUITY
   SERIES
2008                                       4,161  2.209174  1.485366    6,524      2.37      0.65     0.80     -42.88      -42.80
2007                                       4,469  3.867822  2.596643   13,152      2.10      0.65     0.80       4.39        4.55
2006                                       4,832  3.705050  2.483607   13,851      2.85      0.65     0.80      22.60       22.78
2005                                       5,170  3.022092  2.022748   12,689      1.54      0.65     0.80      11.97       12.14
2004                                       5,176  2.698950  1.803736   11,862      2.67      0.65     0.80      20.81       21.00
FIDELITY VIP ASSET MANAGER(SM)
   PORTFOLIO
2008                                       3,116  1.744328  1.143450    3,907      2.70      0.65     0.80     -29.29      -29.18
2007                                       3,118  2.466871  1.614639    5,966      6.00      0.65     0.80      14.58       14.75
2006                                       3,343  2.152963  1.407057    5,740      2.74      0.65     0.80       6.46        6.62
2005                                       3,480  2.022370  1.319702    5,936      2.71      0.65     0.80       3.21        3.37
2004                                       3,574  1.959430  1.276690    6,225      2.72      0.65     0.80       4.63        4.78
FIDELITY VIP EQUITY-INCOME PORTFOLIO
2008                                      20,945  2.188603  1.128054   25,923      2.44      0.65     0.80     -43.11      -43.03
2007                                      21,390  3.847300  1.979995   51,156      1.74      0.65     0.80       0.72        0.87
2006                                      23,153  3.819868  1.962907   56,096      3.32      0.65     0.80      19.23       19.41
2005                                      24,426  3.203708  1.643798   53,865      1.67      0.65     0.80       5.02        5.18
2004                                      24,912  3.050634  1.562891   57,242      1.59      0.65     0.80      10.64       10.80
FIDELITY VIP GROWTH PORTFOLIO
2008                                      18,816  1.861875  1.087656   22,586      0.80      0.65     0.80     -47.59      -47.51
2007                                      19,692  3.552550  2.072169   48,033      0.82      0.65     0.80      25.95       26.14
2006                                      21,728  2.820618  1.642756   42,418      0.40      0.65     0.80       5.99        6.16
2005                                      23,200  2.661095  1.547500   45,251      0.51      0.65     0.80       4.95        5.11
2004                                      24,239  2.535532  1.472262   48,112      0.27      0.65     0.80       2.55        2.71

VEL II ACCOUNT

                                                     AT DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                          -----------------------------------  ----------------------------------------------------
                                                    UNIT      UNIT             INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                                    VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN      RETURN
                                           UNITS   LOWEST    HIGHEST   ASSETS     RATIO     LOWEST  HIGHEST    LOWEST      HIGHEST
                                          (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                          ------  --------  --------  -------  ----------  -------  -------  ----------  ----------
FIDELITY VIP HIGH INCOME PORTFOLIO
2008                                       5,781  1.336069  1.163419    6,878      8.36      0.65     0.80     -25.59      -25.47
2007                                       6,576  1.795442  1.561067   10,805      8.07      0.65     0.80       1.96        2.12
2006                                       7,036  1.760860  1.528678   11,381      7.40      0.65     0.80      10.35       10.51
2005                                       7,919  1.595763  1.383239   11,845     14.88      0.65     0.80       1.88        2.03
2004                                       8,481  1.566350  1.355665   12,696      8.36      0.65     0.80       8.72        8.88
FIDELITY VIP OVERSEAS PORTFOLIO
2008                                       4,837  1.704448  1.544396    7,605      2.56      0.65     0.80     -44.25      -44.17
2007                                       5,335  3.057566  2.766255   15,198      3.31      0.65     0.80      16.37       16.55
2006                                       5,814  2.627386  2.373460   14,237      0.91      0.65     0.80      17.13       17.31
2005                                       7,115  2.243050  2.023208   14,943      0.67      0.65     0.80      18.09       18.27
2004                                       7,845  1.899385  1.710652   14,057      1.19      0.65     0.80      12.73       12.90
FT VIP FRANKLIN LARGE CAP GROWTH
   SECURITIES FUND CLASS 2
2008                                         737  0.679547  1.101904      637      1.30      0.65     0.80     -35.05      -34.95
2007                                         926  1.046304  1.694043    1,112      0.74      0.65     0.80       5.38        5.54
2006                                         875  0.992889  1.605131      986      0.76      0.65     0.80      10.01       10.17
2005                                       1,025  0.902555  1.456899    1,016      0.57      0.65     0.80       0.25        0.40
2004                                       1,168  0.900313  1.451085    1,142      0.47      0.65     0.80       7.07        7.23
FT VIP FRANKLIN SMALL-MID CAP GROWTH
   SECURITIES FUND CLASS 2
2008                                       2,542  0.700392  1.157513    2,303       N/A      0.65     0.80     -42.96      -42.87
2007                                       3,208  1.227810  2.026089    4,650       N/A      0.65     0.80      10.35       10.52
2006                                       3,374  1.112634  1.833260    4,378       N/A      0.65     0.80       7.82        7.99
2005                                       3,147  1.031912  1.697674    3,667       N/A      0.65     0.80       3.95        4.11
2004                                       3,852  0.992705  1.630722    4,162       N/A      0.65     0.80      10.58       10.75
GOLDMAN SACHS VIT CAPITAL GROWTH FUND
   SERVICE SHARES
2008                                      19,027  1.485314  1.048045   21,627       N/A      0.65     0.80     -42.41      -42.33
2007                                      20,023  2.579290  1.817214   42,404      0.07      0.65     0.80       9.13        9.30
2006                                      21,619  2.363484  1.662653   42,595      0.02      0.65     0.80       8.25        8.42
2005                                      22,583  2.183268  1.533552   42,814      0.25      0.65     0.80       6.52        6.69
2004                                      24,119  2.049565  1.437457   44,363       N/A      0.65     0.80       6.58        6.74
GOLDMAN SACHS VIT CORE FIXED INCOME FUND
   SERVICE SHARES
2008                                       7,351  1.763083  1.065649    8,831      5.00      0.65     0.80      -9.31       -9.18
2007                                       8,534  1.944153  1.173315   12,465      4.57      0.65     0.80       5.96        6.12
2006                                       8,796  1.834802  1.105648   12,159      4.49      0.65     0.80       3.37        3.53
2005                                       9,086  1.774959  1.067970   12,663      4.75      0.65     0.80       1.03        1.18
2004                                       9,285  1.756886  1.055502   13,428      5.28      0.65     0.80       3.15        3.30

VEL II ACCOUNT

                                                     AT DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                          -----------------------------------  ----------------------------------------------------
                                                    UNIT      UNIT             INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                                    VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN      RETURN
                                           UNITS   LOWEST    HIGHEST   ASSETS     RATIO     LOWEST  HIGHEST    LOWEST      HIGHEST
                                          (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                          ------  --------  --------  -------  ----------  -------  -------  ----------  ----------
GOLDMAN SACHS VIT EQUITY INDEX FUND
   SERVICE SHARES
2008                                      15,120  2.220882  1.161604   20,676      1.70      0.65     0.80     -37.77      -37.67
2007                                      15,160  3.568638  1.863704   38,552      1.71      0.65     0.80       4.48        4.64
2006                                      15,995  3.415645  1.781109   40,501      1.60      0.65     0.80      14.55       14.73
2005                                      17,103  2.981668  1.552463   40,507      1.39      0.65     0.80       3.55        3.70
2004                                      17,764  2.879533  1.497027   43,040      1.58      0.65     0.80       9.44        9.61
GOLDMAN SACHS VIT GOVERNMENT INCOME FUND
   SERVICE SHARES
2008                                       3,178  1.879425  1.164903    4,352      4.35      0.65     0.80       2.33        2.48
2007                                       3,350  1.836665  1.136679    4,878      4.00      0.65     0.80       6.48        6.64
2006                                       3,475  1.724872  1.065876    4,756      4.13      0.65     0.80       3.22        3.38
2005                                       3,345  1.671057  1.031055    4,600      3.52      0.65     0.80       0.74        0.89
2004                                       3,699  1.658801  1.021943    5,237      3.74      0.65     0.80       1.30        1.45
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES
   FUND SERVICE SHARES
2008                                       6,448  2.602285  1.479384   10,654       N/A      0.65     0.80     -41.28      -41.19
2007                                       6,608  4.431717  2.515606   20,494       N/A      0.65     0.80      18.42       18.60
2006                                       7,172  3.742401  2.121123   19,368       N/A      0.65     0.80       4.88        5.04
2005                                       7,510  3.568156  2.019303   22,135       N/A      0.65     0.80      13.76       13.94
2004                                       7,574  3.136443  1.772309   21,254       N/A      0.65     0.80      17.68       17.85
GOLDMAN SACHS VIT MID CAP VALUE FUND
   SERVICE SHARES
2008                                       8,277  2.907978  1.403121   13,088      0.75      0.65     0.80     -37.71      -37.62
2007                                       8,292  4.668809  2.249324   24,368      0.64      0.65     0.80       2.33        2.49
2006                                       9,025  4.562370  2.194727   26,712      1.23      0.65     0.80      14.48       14.66
2005                                       9,179  3.985235  1.914196   25,553       N/A      0.65     0.80       6.33        6.49
2004                                       9,509  3.748163  1.797614   26,716      0.06      0.65     0.80      18.39       18.57
GOLDMAN SACHS VIT MONEY MARKET FUND
   SERVICE SHARES
2008                                       6,260  1.593927  1.128495    8,112      2.25      0.65     0.80       1.43        1.59
2007                                       6,773  1.571404  1.110848    9,048      4.86      0.65     0.80       4.14        4.30
2006                                       6,722  1.508896  1.065041    8,836      4.56      0.65     0.80       3.83        3.99
2005                                       7,241  1.453190  1.024183    9,525      2.65      0.65     0.80       1.92        2.07
2004                                       8,363  1.425849  1.003404   11,175      0.91      0.65     0.80       0.11        0.26
GOLDMAN SACHS VIT STRATEGIC
   INTERNATIONAL EQUITY FUND SERVICE
   SHARES
2008                                       7,906  1.335885  1.222665    9,908      2.68      0.65     0.80     -46.52      -46.44
2007                                       8,485  2.498023  2.282838   20,266      1.28      0.65     0.80       6.99        7.16
2006                                       9,355  2.334732  2.130390   20,963      2.49      0.65     0.80      20.53       20.71
2005                                      10,287  1.937128  1.764912   19,379      1.46      0.65     0.80      11.51       11.68
2004                                      11,557  1.737168  1.580349   19,728      1.28      0.65     0.80      13.55       13.72

VEL II ACCOUNT

                                                     AT DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                          -----------------------------------  ----------------------------------------------------
                                                    UNIT      UNIT             INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                                    VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN      RETURN
                                           UNITS   LOWEST    HIGHEST   ASSETS     RATIO     LOWEST  HIGHEST    LOWEST      HIGHEST
                                          (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                          ------  --------  --------  -------  ----------  -------  -------  ----------  ----------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY
   FUND SERVICE SHARES
2008                                      11,150  1.748592  1.081545   13,108      1.31      0.65     0.80     -37.63      -37.54
2007                                      11,647  2.803730  1.731534   24,426      0.94      0.65     0.80      -2.50       -2.36
2006                                      12,634  2.875723  1.773316   27,866      1.21      0.65     0.80      11.75       11.92
2005                                      12,400  2.573310  1.584434   25,916      0.78      0.65     0.80       5.18        5.34
2004                                      13,206  2.446592  1.504140   27,552      1.06      0.65     0.80       9.52        9.69
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
   SERVICE SHARES
2008                                       1,178  0.597678  1.138703      936      0.60      0.65     0.80     -40.35      -40.26
2007                                       1,281  1.001957  1.906058    1,553      0.57      0.65     0.80      13.88       14.05
2006                                       1,474  0.879849  1.671236    1,516      0.27      0.65     0.80      10.24       10.41
2005                                       2,512  0.798092  1.513647    2,273      0.13      0.65     0.80       3.18        3.34
2004                                       2,841  0.773502  1.464769    2,394       N/A      0.65     0.80       3.37        3.52
T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO
2008                                       3,589  1.078436  1.241657    4,249      1.99      0.65     0.80     -49.11      -49.04
2007                                       4,003  2.119300  2.436339    9,062      1.31      0.65     0.80      12.13       12.30
2006                                       4,893  1.890073  2.169541    9,784      1.18      0.65     0.80      18.14       18.32
2005                                       5,766  1.599854  1.833655    9,541      1.58      0.65     0.80      15.11       15.28
2004                                       6,528  1.389884  1.590601    9,257      1.09      0.65     0.80      12.86       13.03

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The highest unit value and total return correspond with the product with the lowest expense ratio. The lowest unit value and total return correspond with the product with the highest expense ratio.

                            PART C: OTHER INFORMATION

ITEM 27.  EXHIBITS

     (A)  BOARD OF DIRECTORS RESOLUTION.

          Certified copy of Resolutions of the Board of Directors of the Company of January 21, 1993 establishing the VEL II Account was previously filed on February 13, 1998 in Post-Effective Amendment No. 10 of this Registration Statement on Form S-6, and is incorporated by reference herein.

     (B)  CUSTODIAN AGREEMENTS.

          Not applicable.

     (C)  UNDERWRITING CONTRACTS.

          (1) Form of Amendment No 1 to the Underwriting and Administrative Service Agreement dated January 22, 2008 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc. is filed herewith. Underwriting and Administrative Service Agreement dated January 22, 2008 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc. was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (2) Form of Service Agreement by and between the Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the "Broker-Dealer" was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (3) Shared Services Agreement dated January 22, 2008 between Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc. was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (D)  POLICY.

          (1) Policy and initial Policy endorsements were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and are incorporated by reference herein. The following endorsements were previously filed on February 27, 19978 in Post-Effective Amendment No. 8 of this Registration Statement on Form S-6, and are incorporated by reference herein.

          (2) Paid-Up Life Insurance Option Endorsement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

          (3) Preferred Loan Endorsement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

          (4) 403(b) Life Insurance Policy Endorsement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

          (5) Guaranteed Death Benefit Rider was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

     (E)  APPLICATION.

          Application was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

     (F)  DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BYLAWS.

          (1) Articles of Organization and Bylaws, as amended of the Company, effective as of September 1, 2006 were previously filed on February 28, 2007 in Post-Effective Amendment No. 22 of Registration Statement No. 33-57792/811-7466, and are incorporated by reference herein. Bylaws, as amended of the Company, effective as of December 30, 2005 were previously filed on April 28, 2006 in Post-Effective Amendment No. 22 of Registration Statement No. 33-57792/811-7466, and are incorporated by reference herein.

     (G)  REINSURANCE CONTRACTS.

          (1) Reinsurance contract dated January 1, 2001 among First Allmerica Financial Life Insurance Company and General & Cologne Life Re of America was previously filed on February 10, 2003in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (2) Reinsurance contract dated January 1, 2001 among Allmerica Financial Life Insurance and Annuity Company and Reinsurance Company of Missouri, Inc. was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (3) Reinsurance contract dated July 1, 2000 among First Allmerica Financial Life Insurance Company and Life Reassurance Corporation of America (Swiss Re) was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (4) Reinsurance contract dated April 1, 2000 among First Allmerica Financial Life Insurance Company and Munich American Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (5) Reinsurance contract dated January 1, 2000 among First Allmerica Financial Life Insurance Company and Security Life of Denver Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (6) Reinsurance contract dated January 1, 2000 among First Allmerica Financial Life Insurance Company and Life Reassurance Corporation of America (Swiss Re) was previously on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (7) Reinsurance contract dated November 1, 1999 among First Allmerica Financial Life Insurance Company and RGA Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (8) Reinsurance contract dated January 1, 1999 among First Allmerica Financial Life Insurance Company and AXA Re Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (9) Reinsurance contract dated January 1, 1998 among Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (10) Reinsurance contract dated April 1, 1996 among First Allmerica Financial Life Insurance Company and Transamerica Occidental Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (11) Reinsurance contract dated March 1, 1996 among First Allmerica Financial Life Insurance Company and Northwestern National Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (12) Reinsurance contract dated March 1, 1996 among First Allmerica Financial Life Insurance Company and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (13) Reinsurance contract dated November 22, 1995 among First Allmerica Financial Life Insurance Company and Life Reassurance Corporation of America was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (14) Reinsurance contract dated January 1, 1995 among State Mutual Life Assurance Company of America and Life Reinsurance Corporation of America was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (15) Reinsurance contract dated January 1, 1994 among State Mutual Life Assurance Company of America and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (16) Reinsurance contract dated January 1, 1993 among State Mutual Life Assurance Company of America and Life Reassurance Corporation of America was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (17) Reinsurance contract dated January 1, 1993 among State Mutual Life Assurance Company and The Cologne Life Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (18) Reinsurance contract dated February 26, 1991 among State Mutual Life Assurance Company of America and The Lincoln National Life Insurance Company was previously filed on

               February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (19) Reinsurance contract dated May 1, 1989 among State Mutual Life Assurance Company of America and General American Life Insurance Company was previously filed in on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (20) Reinsurance contract dated May 1, 1989 among State Mutual Life Assurance Company of America and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (21) Reinsurance contract dated July 1, 1986 among State Mutual Life Assurance Company of America and General American Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (22) Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company of America and The Lincoln National Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (23) Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (24) Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company and Cologne Life Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (H)  PARTICIPATION AGREEMENTS.

          (1) Form of Amendment dated May 1, 2003 to the Allmerica Investment Trust Participation Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 18 of Registration No. 33-57792/811-8130 on Form N-6, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed on April 12, 2000 in Post-Effective Amendment No. 14 on Form S-6, and is incorporated by reference herein.

          (2) Amendment dated May 1, 2001 to the Fidelity VIP Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund, as amended, was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 on Form S-6, and is incorporated by reference herein.

          (3) Amendment dated October 1, 2001 to the Fidelity VIP II Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration No.
               333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation

               Agreement with Variable Insurance Products Fund II, as amended, was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 on Form S-6, and is incorporated by reference herein.

          (4) Amendment dated May 1, 2001 to the Delaware Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 11 on Form S-6, and is incorporated by reference herein.

          (5) Amendment to Schedule A dated October 1, 2000 to the T. Rowe Price International Series, Inc. Participation Agreement was previously filed on April 27, 2001 in Post-Effective Amendment No. 4 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 on Form S-6, and is incorporated by reference herein.

          (6) Amendment dated February 25, 2000 to the Janus Aspen Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement between the Company and Janus Distributors, Inc. dated May 27, 1999 was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein.

          (7) Amendment No. 1 dated June 5, 2007 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Form of Amended and Restated Participation Agreement dated September 25, 2006 with Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Amendment dated May
               1, 2002 to the Franklin Templeton Participation Agreement was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 333-57792/811-7466, and is incorporated by reference herein. Participation Agreement between the Company and Franklin Templeton Variable Insurance Products Trust dated March 1, 2000 was previously filed in Pre-Effective Amendment No. 1 of Registration No. 333-93031/811-09631 on Form S-6, and is incorporated by referenced herein.

          (8) Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Amendment dated May 1, 2002 to the Alliance Amended and Restated Participation Agreement was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 333-57792/811-7466, and is incorporated by reference herein. Merger and Consolidated Agreement and Amended and Restated Participation Agreement with Alliance were previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration No. 333-84879/811-09529 on Form S-6, and are incorporated by reference herein.

          (9) Amendment dated October 31, 2001 to the INVESCO Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement dated March 21, 2000 between the Company and INVESCO Variable Investments Funds, Inc. were previously filed in April 2002 in Post-Effective Amendment No. 15 of Registration Statement No. 33-57792/811-7466 on Form S-6, and are incorporated by reference herein.

          (10) Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity And Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Participation Agreement dated January 2, 2006 between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co, and Allmerica Financial Life Insurance and Annuity Company was previously filed on April 28, 2006 in Post-Effective Amendment No. 22 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Form of Participation Agreement dated January 2, 2006 between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co, and Allmerica Financial Life Insurance and Annuity Company was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (11) Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. And Commonwealth Annuity And Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (I)  ADMINISTRATIVE CONTRACTS.

          (1) Service Agreement dated March 1, 2001 between Boston Financial Data Services, Inc. and Allmerica Financial Life Insurance and Annuity Company for lockbox and mailroom services was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (2)  Directors' Powers of Attorney are filed herewith.

          (3) Third Party Agreement (TPA) between Security Benefit Life Insurance Co, Security Distributors, Inc and The Goldman Sachs Group, Inc. was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (4) Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Asset Management L.P. was previously filed on April 27, 2007 in Post-Effective Amendment No. 24 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Form of Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Variable Insurance Trust was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (5) Work Assignment between Security Benefit Life Insurance Co, Security Distributors, Inc and the Company was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (6) Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement was previously filed on April 27, 2007 in Post-Effective Amendment No. 24 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Form of Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein

     (J)  OTHER MATERIAL CONTRACTS.

          Not Applicable.

     (K)  LEGAL OPINION.

          Opinion of Counsel was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 25 (File Nos.
          33-57792/811-7466), and is incorporated by reference herein.

     (L)  ACTUARIAL OPINION.

          Not Applicable. The Registration Statement does not include illustrations.

     (M)  CALCULATION.

          Not Applicable. The Registration Statement does not include illustrations.

     (N)  OTHER OPINIONS.

          Consent of Independent Registered Public Accounting Firm is filed herewith.

     (O)  OMITTED FINANCIAL STATEMENTS.

          Financial Statements included in Part B
          Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and
          Financial Statements for the VEL II Account of Commonwealth Annuity and Life Insurance Company.

     (P)  INITIAL CAPITAL AGREEMENTS.

          Not Applicable.

     (Q)  REDEEMABILITY EXEMPTION.

          Not Applicable. Any such disclosures are included in the prospectus and/or SAI.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of most the following Directors and Officers* is:
     85 Broad Street
     New York, NY 10004

     The principal business address of the other following Directors and Officers is:
     132 Turnpike Road, Suite 210
     Southborough, MA 01772.

     The principal business address of the following Director** is:
     1 New York Plaza
     New York, NY 10004

     The principal business address of the following Officer*** is:
     101 Constitution Avenue, NW, Suite 1000 East
     Washington, DC 20001

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME                           POSITION WITH COMPANY
-----                          ---------------------
Allan S. Levine*               Chairman of the Board
Manda J. D'Agata*              Director, Vice President and Treasurer
Nicholas Helmuth von Moltke*   Director and Senior Vice President
J. William McMahon*            Director
Donald Mullen**                Director
Michael A. Reardon             Director, President, and Chief Executive Officer
Michael S. Rotter*             Director
Laura Bryant                   Vice President and Chief Operating Officer

John Fowler*                   Vice President
Jane S. Grosso                 Vice President and Controller
Jonathan Hecht*                Vice President and Actuary
Justin MacNeil                 Vice President
Eleanor L. Kitzman***          Senior Vice President and Director of Regulatory Affairs
Timothy D. Rogers              Vice President and Chief Financial Officer
Samuel Ramos*                  Vice President and Assistant Corporate Secretary
Scott D. Silverman             Vice President, General Counsel and Corporate Secretary
Alan Akihiro Yamamura*         Vice President and Chief Risk Officer
Margot K. Wallin               Vice President and Chief Compliance Officer

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The following are significant subsidiaries of The Goldman Sachs Group, Inc. and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case The Goldman Sachs Group, Inc. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1-02(w) of Regulation S-X under the Securities Act of 1934.

                                                                          NUMBER
                                                                            OF                PARENT              PARENT
ENTITY DESCRIPTION         PURPOSE                           DOMICILE     OWNERS               NAME              OWNERSHIP
-------------------------- --------------------------------- ------------ ------ ------------------------------- ---------
GOLDMAN, SACHS & CO.       Broker/dealer engaging in         New York        2   THE GOLDMAN, SACHS & CO. L.L.C.   0.2000%
                           proprietary & agency
                           transactions in fixed
                           income, equity and currency                           THE GOLDMAN SACHS GROUP, INC.    99.8000%
                           markets; principal provider                                                           ---------
                           of the Firm's investment                                                              100.0000%
                           banking services; primary
                           dealer effective 12/74;
                           member NYSE since 1/1/27.



THE GOLDMAN, SACHS & CO.   General partner of Goldman,       Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
L.L.C.                     Sachs & Co.

THE J. ARON CORPORATION    General partner of J. Aron        Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           & Company and J. Aron
                           Holdings L.P.

J. ARON HOLDINGS, L.P.     General partner of J. Aron        Delaware        2   THE J. ARON CORPORATION           0.2000%
                           & Company.
                                                                                 THE GOLDMAN SACHS GROUP, INC.    99.8000%
                                                                                                                 ---------
                                                                                                                 100.0000%

THE GOLDMAN SACHS GROUP,   Firm's ultimate parent            Delaware        0                                     0.0000%
INC.                       company; leading global
                           investment banking and
                           securities firm that
                           provides a wide range of
                           services worldwide to a
                           substantial and diversified
                           client base.

EPOCH SECURITIES, INC.     An investment bank that           Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           uses sophisticated
                           technology to connect to
                           individual investors in the
                           United States.

SCADBURY UK LIMITED        Holding Company                   England         1   GOLDMAN SACHS GROUP             100.0000%
                                                                                 HOLDINGS (U.K.)

GS FUNDING EUROPE LIMITED  Established as part of an         United          1   GS FINANCIAL SERVICES II, LLC   100.0000%
                           SSG Structured Investing          Kingdom
                           Group transaction.

AMAGANSETT II ASSETS       Established as part of an         Cayman          1   GS FUNDING EUROPE LIMITED       100.0000%
LIMITED                    SSG Structured Investing          Islands
                           Group transaction.

SCADBURY FUNDING LIMITED   This entity was set up as         Cayman          1   SCADBURY UK LIMITED             100.0000%
                           part of an AMSSG Structured       Islands
                           Investing Group transaction

AMAGANSETT FUNDING LIMITED Established as part of an         Cayman          1   GS FUNDING EUROPE LIMITED       100.0000%
                           SSG Structured Investing          Islands
                           Group transaction.

AMAGANSETT ASSETS          This entity was set up as         England         2   GS FUNDING EUROPE LIMITED        99.0000%
                           part of an AMSSG Structured
                           Investing Group transaction                           AMAGANSETT FUNDING LIMITED        1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

SCADBURY II ASSETS LIMITED This entity was set up as         Cayman          1   SCADBURY UK LIMITED             100.0000%
                           part of an AMSSG Structured       Islands
                           Investing Group transaction

GSFS PRINCIPAL STRATEGIES  part of the Killingholme          Cayman          1   GS FINANCIAL SERVICES L.P.      100.0000%
                           restructure in the AmSSG          Islands             (DEL)
                           business

GSTM LLC                   capital management                Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%

GS SERVICIOS FINANCIEROS   Trade certain products (OTC       Mexico          2   GOLDMAN SACHS GROUP Y             0.0020%
DE MEXICO                  derivatives and Lending                               COMPANIA, S. DE R.L. DE C.V.
                           respectively) with local
                           Mexican clients that are
                           prohibited from trading                               GS FINANCIAL SERVICES L.P.       99.9980%
                           with foreign                                          (DEL)
                           counterparties. (E.g. local                                                           ---------
                           govt bodies etc).                                                                     100.0000%



INDEPENDENCE POWER         Retail marketer licensed to       Delaware        1   J. ARON & COMPANY               100.0000%
MARKETING, LLC             sell power in the state of
                           Maine.

GSTP LLC                   Aircraft ownership and            Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           leasing

GOLDMAN SACHS FINANCIAL    OTC derivatives dealer            Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
MARKETS L.L.C.             (also commonly known as BD
                           Lite).  It currently
                           engages in OTC options on
                           the S&P 500 Index.

GSJC 50 HUDSON URBAN       Lessee and construction           New Jersey      1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
RENEWAL L.L.C.             agent for construction
                           project in Jersey City.

GSJC LAND L.L.C.           Land owner for construction       Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           project in Jersey City.

GSJC 30 HUDSON URBAN       Lessee and construction           New Jersey      1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
RENEWAL L.L.C.             agent for construction
                           project in Jersey City.

GSJC MASTER LESSEE L.L.C.  Jersey City Property              Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%

MLK DRIVE URBAN RENEWAL    Lessee and construction           New Jersey      1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
L.L.C.                     agent for construction
                           project in Jersey City.

PH PIER MANAGEMENT LLC     Purchasing, investing in,         Delaware        1   GSJC LAND L.L.C.                100.0000%
                           financing, selling, leasing
                           and otherwise dealing with
                           direct and indirect
                           interests in real estate
                           assets (including mortgage
                           loans) and in companies or
                           entities owning, leasing
                           and otherwise operating and
                           maintaining such asset

REP ELD GEN-PAR, L.L.C.    To serve as General Partner       Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           of REP ELD Real Estate, L.P.

CALAIS LNG PROJECT         To hold physical                  Delaware        1   GS POWER HOLDINGS LLC           100.0000%
COMPANY, LLC               commodities development
                           project.

ARCHON GROUP, L.P.         Real estate property/asset        Delaware        2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
                           manager
                                                                                 ARCHON GEN-PAR, INC.              1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON GEN-PAR, INC.       1% general partner of             Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           Archon Group, L.P.

ARCHON GROUP ITALIA,       Provides consulting               Italy           1   ARCHON INTERNATIONAL, INC.      100.0000%
S.R.L.                     services relating to
                           assignment, acquisition,
                           evaluation and management
                           of immovable assets and/or
                           assignment & management of
                           credits.

ARCHON INTERNATIONAL, INC. Holding company for Archon        Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           Italy and Archon Germany

ARCHON GROUP DEUTSCHLAND   Consultancy on economic and       Germany         1   ARCHON INTERNATIONAL, INC.      100.0000%
GmbH                       technical aspects of
                           investment in real estate.
                           Set up to support Archon's
                           activities in Germany.

GOLDMAN SACHS COMMERCIAL   To invest / orignate              Delaware        2   GOLDMAN SACHS COMMERCIAL          1.0000%
MORTGAGE CAPITAL, L.P.     commercial mortgagesTo                                MORTGAGE CAPITAL, LLC
                           invest / orignate
                           commercial mortgages                                  GOLDMAN SACHS BANK USA           99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS COMMERCIAL   general partner of Goldman        Delaware        1   GOLDMAN SACHS BANK USA          100.0000%
MORTGAGE CAPITAL, LLC      Sachs Commerical Mortgage
                           Capital, L.P.

SPF ONE IL, LLC            Serve as intermediate             Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           (intercompany) lender to
                           GS&Co as part of
                           non-recourse financing
                           transaction.  Strategic
                           capital planning entity.

GS&CO ZURICH REPR. OFFICE  Provides sales & mkting for       New York        1   GOLDMAN, SACHS & CO.            100.0000%
                           the equity mkt

SAVOY ASSOCIATES, LLC      Entity is a condominium           Delaware        1   REP SVY REALTY HOLDINGS, L.L.C. 100.0000%
                           developer that is engaged
                           in the business of selling
                           its developed properties.

GOLDMAN SACHS (FRANCE)     1% owner of Goldman Sachs         Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
FINANCE, L.L.C.            Overseas Finance, L.P.;
                           formerly owned 2 Hong Kong
                           companies which have since
                           been liquidated.
                           Non-regulated holding
                           company.

AVELO MORTGAGE, L.L.C.     Mortgage Lending and              Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           Servicing Company
                           (single-family)

GOLDMAN SACHS (ASIA)       Broker/dealer with dealing        Delaware        1   GOLDMAN SACHS HOLDINGS          100.0000%
L.L.C.                     and underwriting business.                            (HONG KONG) LIMITED
                           Registered in HK with HK
                           Coy Registry.  Date of
                           registration in HK 22nd
                           July 1994.Licensed under
                           the HK Securities and
                           Futures Ordinance for the
                           following regulated
                           activities: Type 1 dealing
                           in secur

GS KOREAN BRANCH           Investment bank                   New York        1   GOLDMAN SACHS (ASIA) L.L.C.     100.0000%

GOLDMAN SACHS (ASIA)       Principally engaged in            Hong Kong       1   GOLDMAN SACHS HOLDINGS          100.0000%
SECURITIES LIMITED         dealing in securities adn                             (HONG KONG) LIMITED
                           listed options on behalf of
                           affiliated companies on The
                           Stock Exchange of Hong Kong
                           Limited.

GOLDMAN SACHS              Holding company for PT            Delaware        2   GOLDMAN SACHS GLOBAL              1.0000%
(ASIA PACIFIC) L.L.C.      Goldman Sachs Indonesia.                              HOLDINGS L.L.C.
                           Entity in joint operating
                           agreement with Indonesian                             GOLDMAN SACHS (CAYMAN) HOLDING   99.0000%
                           firm.  Generates investment                           COMPANY                         ---------
                           banking fee income.                                                                   100.0000%



SENNA INVESTMENTS          To invest in KAMCO I loans        Ireland         1   GS FINANCIAL SERVICES L.P.      100.0000%
(IRELAND) LIMITED          purchased from Restamove                              (DEL)
                           Ireland Limited.  (Loans
                           classified as non accrual
                           but is continuing to pay
                           interest.); to ring-fence
                           litigious ASSG KAMCO loan
                           positions from other firm
                           assets within a
                           tax-efficient legal entity

Goldman Sachs              Licensed bank in the U.K.         England         1   GOLDMAN SACHS                   100.0000%
International Ba           performs foreign currency                             INTERNATIONAL BANK
                           option and swap trading and
                           is a deposit-taking
                           institution

PEARL TECH L.L.C.          To hold partnership               Delaware        2   THE GOLDMAN SACHS GROUP, INC.     1.0000%
                           interests in a vehicle
                           which owns a Washington DC
                           office building.                                      GOLDMAN SACHS CREDIT PARTNERS    99.0000%
                                                                                 L.P.
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS              Fund Administration               Nova Scotia     1   GOLDMAN SACHS                   100.0000%
ADMINISTRATION SERVICES                                                          ADMINISTRATION SERVICES
(CANADA) CO.                                                                     (CANADA) HOLDINGS LP

GOLDMAN SACHS              holding company for Goldman       Delaware        3   GOLDMAN SACHS                     1.0000%
ADMINISTRATION SERVICES    Sachs Administration                                  ADMINISTRATION SERVICES
(CANADA) HOLDINGS LP       Services (Canada) Co.                                 (CANADA) HOLDINGS LLC

                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS    25.0000%
                                                                                 L.L.C.

                                                                                 GS FINANCIAL SERVICES L.P.       74.0000%
                                                                                 (DEL)
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS              general partner for Goldman       Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
ADMINISTRATION SERVICES    Sachs Administration                                  (DEL)
(CANADA) HOLDINGS LLC      Services (Canada) Holdings
                           LP

GOLDMAN SACHS (CHINA)      Formed to set up                  Delaware        2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
L.L.C.                     Representative Offices in
                           Beijing and Shanghai
                           engaging in liaison                                   GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
                           activities.                                           L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON CAPITAL BANK        German Bank holding a             Germany         1   ARCHON INTERNATIONAL, INC.      100.0000%
DEUTSCHLAND GMBH           portfolio of german
                           non-performing loans and a
                           restricted banking licence

GOLDMAN SACHS ASSET        Asset management1)                Korea           1   GOLDMAN SACHS ASSET             100.0000%
MANAGEMENT KOREA CO., LTD. Managing, and/or giving                               MANAGEMENT, L.P.
                           management instructions in
                           respect of the investment
                           trusts under the Indirect
                           Investment Asset Management
                           Business Act (the
                           ???AMBA???);2) Managing
                           investment companies under
                           the AMBA; 3) Distributing
                           indire

GS INVESTMENT STRATEGIES   Investment Advisory for           Canada          1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
CANADA INC.                Liberty Harbour funds

GOLDMAN SACHS CANADA INC.  International investment          Ontario         1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           bank and Canadian
                           broker/dealer specializing
                           in fixed income products;
                           regulated Broker/Dealer;
                           all officers of the company
                           must be registered as such
                           with the regulator.

CMLQ INVESTORS COMPANY     Hold mortgages.  To invest        Nova Scotia     2   MLQ, L.L.C.                       1.0000%
                           in and hold performing
                           Canadian loans.                                       MTGLQ INVESTORS, L.P.            99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

A/C GP (NON-POOLING),      Act solely as the general         Delaware        2   THE GOLDMAN SACHS GROUP, INC.    10.0000%
L.L.C.                     partner of Archon Capital
                           (Non-Pooling), L.P.                                   GOLDMAN SACHS MORTGAGE COMPANY   50.0000%
                                                                                                                 ---------
                                                                                                                  60.0000%

GOLDMAN SACHS CANADA       Formerly a 1% general             Alberta         1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
FINANCE INC.               partner of Goldman Sachs
                           Canada Finance, L.P.  Now a
                           1% shareholder of Goldman
                           Sachs Canada Finance Co.
                           entity will be dissolved in
                           the near future.

GOLDMAN SACHS CANADA       Issues commercial paper in        Nova Scotia     2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
FINANCE CO.                Canada and lends the
                           proceeds to regulated and                             GOLDMAN SACHS CANADA FINANCE      1.0000%
                           unregulated GS affiliates                             INC.                            ---------
                           in Canada.                                                                            100.0000%



GS MEZZCO GP, L.L.C.       To act as general partner         Delaware        1   GOLDMAN SACHS MORTGAGE          100.0000%
                           of Archon Capital, L.P.                               COMPANY
                           Provides mezzazine
                           financing.

GOLDMAN SACHS CANADA       Entity formed during 1996         Nova Scotia     2   THE GOLDMAN, SACHS & CO. L.L.C.   1.0000%
CREDIT PARTNERS CO.        to participate in the
                           Canadian Senior bank debt                             THE GOLDMAN SACHS GROUP, INC.    99.0000%
                           business; holds inventory
                           of and trades senior bank
                           debt.
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS (ASIA)       Primarily engaged in              Mauritius       1   GOLDMAN SACHS HOLDINGS          100.0000%
FINANCE                    trading of currencies,                                (HONG KONG) LIMITED
                           securities and other
                           financial products.

GS MEZZCO GP, L.L.C. II    Holding company for Archon        Delaware        1   GOLDMAN SACHS MORTGAGE          100.0000%
                           Capital  Holding, LP.II.                              COMPANY

EXPRESS INVESTMENTS III    SPV for ASSG. Direct              Malaysia        1   GOLDMAN SACHS HOLDINGS          100.0000%
PRIVATE LTD.               investement in Philipppine                            (MAURITIUS) LIMITED
                           based assets (Non-interest
                           accuring).

NJLQ (IRELAND) LIMITED     ASSG entity to hold the           Ireland         1   GS FINANCIAL SERVICES L.P.      100.0000%
                           Jinro loan.Established to                             (DEL)
                           hold ASSG positions in
                           Korean assets.

JADE DRAGON (MAURITIUS)    1) SPV for holding both           Mauritius       1   TIGER STRATEGIC                 100.0000%
LIMITED                    India and PRC investments.                            INVESTMENTS LTD
                           2) Holding company for
                           venture capital companies
                           in India and PRC.

GOLDMAN SACHS (ASIA)       Holding company. Also bears       Delaware        2   GOLDMAN, SACHS & CO.             99.0000%
FINANCE HOLDINGS L.L.C.    EBC costs for employees
                           transferring to/from Gao                              GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
                           Hua entities.                                         L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

MUNI TIC TOC SERIES TRUST  Aggregation of multiple           United          1   GOLDMAN, SACHS & CO.            100.0000%
CONS                       trusts used in connection         States
                           with the municipal tender
                           option bond program (TIC
                           TOC).

SINGEL COOL ONE B.V.       Holding Company.  Maison          Netherlands     1   GS FINANCIAL SERVICES L.P.      100.0000%
                           (Management structure                                 (DEL)
                           GAH).  Limited partner of
                           Gestion d'Actifs Haussmann,
                           SCA.

SINGEL COOL TWO B.V.       Holding and Finance.              Netherlands     1   GS FINANCIAL SERVICES L.P.      100.0000%
                           Maison (Management                                    (DEL)
                           structure GAH).  To act as
                           general partner of Gestion
                           d'Actifs Haussmann SCA.

Archon Group France SAS    Provides real estate loan         France          2   SINGEL COOL ONE B.V.             99.9800%
                           and property asset
                           management as well as                                 SINGEL COOL TWO B.V.              0.0200%
                           underwriting services.
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON GROUP FRANCE S.A.S  Provides real estate loan         France          2   SINGEL COOL ONE B.V.             99.9800%
                           and property asset
                           management as well as                                 SINGEL COOL TWO B.V.              0.0200%
                           underwriting services.
                                                                                                                 ---------
                                                                                                                 100.0000%

TORIIZAKA KAIHATSU TK      Holding Hotel assets in           Japan           3   THE GOLDMAN SACHS GROUP, INC.    18.5870%
                           Japan.
                                                                                 GS STRATEGIC INVESTMENTS JAPAN   23.5000%
                                                                                 LLC

                                                                                 GK TORIIZAKA KAIHATSU             5.0000%
                                                                                                                 ---------
                                                                                                                  47.0870%

GOLDMAN SACHS GLOBAL       Oil and Gas commodity             Nova Scotia     1   GOLDMAN SACHS GLOBAL            100.0000%
COMMODITIES (CANADA)       operating entity                                      COMMODITIES (CANADA)
CORPORATION                                                                      HOLDINGS, LP

GOLDMAN SACHS GLOBAL       Ownership of a newly formed       Delaware        3   GOLDMAN SACHS GLOBAL              1.0000%
COMMODITIES (CANADA)       Canadian entity which will                            COMMODITIES (CANADA)
HOLDINGS, LP               conduct the firms Canadian                            HOLDINGS LLC
                           commodities business.
                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS    25.0000%
                                                                                 L.L.C.

                                                                                 GS FINANCIAL SERVICES L.P.       74.0000%
                                                                                 (DEL)                           ---------
                                                                                                                 100.0000%



GOLDMAN SACHS GLOBAL       Ownership of a newly formed       Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
COMMODITIES (CANADA)       Canadian entity which will                            (DEL)
HOLDINGS LLC               conduct the firms Canadian
                           commodities business.

REP CHW REALTY, L.L.C.     To invest in land and land        Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           development.

REP ELD REAL ESTATE        To invest in land and land        Delaware        2   THE GOLDMAN SACHS GROUP, INC.    99.8000%
LIMITED PARTNERSHIP        development
                                                                                 REP ELD GEN-PAR, L.L.C.           0.2000%
                                                                                                                 ---------
                                                                                                                 100.0000%

ELBE FUNDING LIMITED       Established as part of an         Cayman          1   GOLDMAN SACHS (CAYMAN)          100.0000%
                           SSG Structured Investing          Islands             HOLDING COMPANY
                           Group transaction.

RHYS TRUST                 Established as part of an         Jersey          2   GS FINANCIAL SERVICES L.P.       95.0000%
                           SSG Structured Investing                              (DEL)
                           Group transaction.
                                                                                 GS GLOBAL MARKETS, INC.           5.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

SAPIEN LIMITED             Established as part of an         Isle of         1   RHYS TRUST                      100.0000%
                           SSG Structured Investing          Jersey
                           Group transaction.

SARGASSO LIMITED           Established as part of an         Jersey          1   SAPIEN LIMITED                  100.0000%
                           SSG Structured Investing
                           Group transaction.

GS CAPITAL PARTNERS 2000   Consolidating employee fund.      Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
EMPLOYEE FUND, L.P.

GS ASIAN VENTURE           holding company                   Delaware        3   GOLDMAN SACHS (ASIA)             25.0000%
(DELAWARE) L.L.C.                                                                FINANCE HOLDINGS L.L.C.

                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS    73.0000%
                                                                                 L.L.C.

                                                                                 GS FINANCIAL SERVICES L.P.        2.0000%
                                                                                 (DEL)
                                                                                                                 ---------
                                                                                                                 100.0000%

TIGER STRATEGIC            Holding company for ASSG          Mauritius       1   GS ASIAN VENTURE                100.0000%
INVESTMENTS LTD            entities                                              (DELAWARE) L.L.C.

PANDA INVESTMENTS LTD      Holding company for ASSG          Mauritius       1   TIGER STRATEGIC                 100.0000%
                           entities                                              INVESTMENTS LTD

MLT INVESTMENTS LTD.       Holding company for ASSG          Mauritius       1   TIGER STRATEGIC                 100.0000%
                           entities                                              INVESTMENTS LTD

EUSTON ENTERPRISES LIMITED To hold ASSG investments in       Hong Kong       1   MLT INVESTMENTS LTD.            100.0000%
                           Tung Fung Development Co.

FAIRWAY ENTERPRISES        To hold ASSG investments in       Hong Kong       1   MLT INVESTMENTS LTD.            100.0000%
LIMITED                    Tung Fung Development Co.

GOLDMAN SACHS              Principally engaged in            Hong Kong       1   GOLDMAN SACHS (CAYMAN)          100.0000%
ADMINISTRATION SERVICES    providing fund                                        TRUST, LIMITED
(ASIA) LIMITED             administration services to
                           clients of affiliated
                           companies.

GOLDMAN SACHS              Broker/dealer which engages       England         2   GOLDMAN SACHS HOLDINGS (U.K.)    99.0000%
INTERNATIONAL              in proprietary and agency
                           transactions in the fixed                             GOLDMAN SACHS GROUP HOLDINGS      1.0000%
                           income, equity and currency                           (U.K.)                          ---------
                           market, provides investment                                                           100.0000%
                           banking services in Europe



GOLDMAN SACHS              Provides IBD,Asset, & PWM         United          1   GOLDMAN SACHS INTERNATIONAL     100.0000%
INTERNATIONAL,DI           services out of Dubai             Kingdom

GOLDMAN SACHS INTL         Stockholm branch is an IBD        United          1   GOLDMAN SACHS INTERNATIONAL     100.0000%
SWEDEN BRAN                office                            Kingdom

GSI, SUCURSAL EN ESPANA    branch of London, does IBD        Spain           1   GOLDMAN SACHS INTERNATIONAL     100.0000%
                           business in Spain

GOLDMAN SACHS INTL         IBD office locacted in            United          1   GOLDMAN SACHS INTERNATIONAL     100.0000%
JOHANNESBUR                Johannesburg                      Kingdom

FIRST ALLMERICA FINANCIAL  Stock insurance corporation       Massachusetts   1   COMMONWEALTH ANNUITY AND        100.0000%
LIFE INSURANCE COMPANY     transacting in the life                               LIFE INSURANCE COMPANY
                           insurance and annuity
                           businesses.

GS EQUITY MARKETS, L.P.    Established to segregate          Bermuda         2   GSEM (DEL) LLC                   99.0000%
                           trading of UK structured
                           equity products;                                      GSEM BERMUDA HOLDINGS, L.P.       1.0000%
                           non-regulated Bermuda based                                                           ---------
                           subsidiary which trades                                                               100.0000%
                           structured equity
                           products;Holds hedges to
                           derivative transactions
                           executed by Goldman outside
                           of the US.  GSEM trades
                           only with other



GOLDMAN SACHS HOLDINGS     Non-regulated tax efficient       England         1   GOLDMAN SACHS GROUP             100.0000%
(U.K.)                     holding company for U.K.                              HOLDINGS (U.K.)
                           pass-through entities

GS DIRECT PHARMA LIMITED   investment in                     Mauritius       1   GS DIRECT, L.L.C.               100.0000%
                           pharmaceutical company in
                           China

REP LKS REALTY, L.L.C.     Ownership and investment in       Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           office property known as                              INC.
                           Lakeside Atrium,  located
                           in Santa Clara, CA

GOLDMAN SACHS (MONACO)     In accordance with law no.        Monaco          1   GOLDMAN SACHS GROUP             100.0000%
S.A.M.                     1.194 of 9 July 1997 and                              HOLDINGS (U.K.)
                           Sovereign Ordinance no.
                           13.184 of 16 September
                           1997, as modified, the
                           Minister of State has
                           authorised the company to
                           carry out the following
                           activities:  transfer of
                           orders on the financial
                           markets of s

GOLDMAN SACHS EUROPE       This is the entity used for       Isle of         1   GOLDMAN SACHS INTERNATIONAL     100.0000%
LIMITED                    contracting with the firm's       Jersey
                           EMEA International Country
                           Advisers.

GOLDMAN SACHS MANAGEMENT   Set up to oversee a number        Ireland         2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
(IRELAND) LIMITED          of GSAM managed Trusts
                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS ASSET        London-based provider of          England         2   GOLDMAN SACHS HOLDINGS (U.K.)    99.0000%
MANAGEMENT INTERNATIONAL   asset management and
                           investment advisory                                   GOLDMAN SACHS GROUP HOLDINGS      1.0000%
                           services, covering European                           (U.K.)
                           and other international                                                               ---------
                           asset classes.                                                                        100.0000%



GSPS INVESTMENTS LIMITED   GSPS London investment            England         1   GSPS STRATEGIES CORP.           100.0000%
                           company

THE GOLDMAN SACHS TRUST    Established as a limited          Delaware        1   THE GOLDMAN SACHS TRUST         100.0000%
COMPANY OF DELAWARE        purpose trust company.                                COMPANY, N.A.

THE GOLDMAN SACHS TRUST    To carry on the business of       Federal         1   THE GOLDMAN SACHS GROUP,        100.0000%
COMPANY, N.A.              banking limited to the                                INC.
                           exercise of full fiduciary
                           powers and the support of
                           activities incidental to
                           the exercise of these
                           powers. A creature of
                           banking law --it's a
                           national association

GOLDMAN SACHS INSURANCE    To sell life insurance            New York        1   THE GOLDMAN SACHS GROUP,        100.0000%
AGENCY, INC.               products and receive                                  INC.
                           commissions; broker in the
                           life insurance business

PEARL STREET INSURANCE     Insures specific hazards          Vermont         1   THE GOLDMAN SACHS GROUP,        100.0000%
COMPANY, INC.              and operational risks of                              INC.
                           the firm.

GOLDMAN SACHS BANK USA     OLD UTAH BANK                     Utah            1   GOLDMAN SACHS BANK USA          100.0000%

GSPS STRATEGIES CORP.      Setup to trade private            Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           equity investments.                                   INC.

MONEY PARTNERS FINANCIAL   Principal business of NEWCO       United          1   GOLDMAN SACHS GROUP             100.0000%
COMPANY LIMITED            is to act as subparticipant       Kingdom             HOLDINGS (U.K.)
                           for loans originated by
                           GSIB Milan Branch and the
                           secondary trading of such
                           loans.

GOLDMAN SACHS GLOBAL       Holds minority interests in       Delaware        2   THE GOLDMAN, SACHS & CO. L.L.C.   1.0000%
HOLDINGS L.L.C.            various subsidiaries
                                                                                 THE GOLDMAN SACHS GROUP, INC.    99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS COMMODITY ASSET         holding company of non-us         Cayman          1   GS ASIAN VENTURE                100.0000%
HOLDINGS (CAYMAN) LTD.     investments                       Islands             (DELAWARE) L.L.C.

FORRES INVESTMENTS LIMITED Set up as part of rthe            Cayman          1   FORRES LLC                      100.0000%
                           structured investing trade        Islands
                           that will enter into swaps
                           and purchase treasuries.

LITTON MORTGAGE SERVICING, 100 % Subsidiary of GS Bank       Utah            1   GOLDMAN SACHS BANK USA          100.0000%
LLC                        USA (0247) and 99.99% owner
                           of Litton Loan Servicing LP.

LITTON CONSUMER AND        100 % Subsidiary of GS Bank       Utah            1   GOLDMAN SACHS BANK USA          100.0000%
CORPORATE SERVICING, LLC   USA (0247) and .01% owner
                           of Litton Loan Servicing LP.

LITTON LOAN SERVICING LP   Litton Loan Servicing LP, a       Delaware        2   LITTON MORTGAGE SERVICING, LLC   99.9900%
                           Delaware limited
                           partnership, is approved to                           LITTON CONSUMER AND CORPORATE     0.0100%
                           service mortgage loans.                               SERVICING, LLC
                           The entity is licensed to
                           conduct business in
                           variuous states and subject
                           to regulation and
                           examination by various
                           agencies and certain states.
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS ISRAEL LLC   Single Member Office in           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Israel.  For Regulatory                               INC.
                           matters contact Robert
                           Charnley  or Matthias Bock
                           in London.  Israeli
                           investment research entity.

GOLDMAN SACHS SERVICES     Non-regulated entity;             British         1   GOLDMAN, SACHS & CO.            100.0000%
LIMITED                    employer of certain London        Virgin I
                           office personnel

GS GLOBAL FUNDING (UK)     Holds a Far East structured       England         1   GOLDMAN SACHS INTERNATIONAL     100.0000%
                           finance deal.

GS NEW MARKETS FUND, LLC   UIG                               Delaware        2   THE GOLDMAN SACHS GROUP, INC.    98.0000%

                                                                                 GS NEW MARKETS FUND PNR, INC.     2.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS NEW MARKETS FUND PNR,   UIG                               Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
INC.

GOLDMAN SACHS DIRECT       Consolidated employee fund        Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
INVESTMENT FUND 2000, L.P.

GOLDMAN SACHS (JAPAN) LTD. Holding shares in Goldman         British         1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Sachs Japan Co., Ltd.             Virgin I            INC.

GOLDMAN SACHS JAPAN CO.,   Securities Broker Dealar,         Japan           1   GOLDMAN SACHS (JAPAN) LTD.      100.0000%
LTD.                       Investment bank, Money
                           Lender, Real Estate Broker,
                           Financial Ins Financial
                           Instruments business
                           registration according to
                           the enforcement of the
                           Financial Instruments and
                           Exchange Law (FIEL), the
                           amended Securities and
                           Exchange

GOLDMAN SACHS REALTY JAPAN Real Estates Business             Japan           1   MLQ INVESTORS, L.P.             100.0000%
LTD.

GOLDMAN SACHS ASSET        Registered investment             Delaware        2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
MANAGEMENT, L.P.           adviser.  holding company
                           for Goldman Sachs Asset                               GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
                           amanagement Japan Limited.                            L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

STONE STREET PEP           To facilitate the                 Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
TECHNOLOGY FUND 2000, L.P. consolidation of the GSAM                             INC.
                           employee funds.

GOLDMAN SACHS ASSET        Investment management of          Japan           2   THE GOLDMAN SACHS GROUP, INC.     1.0000%
MANAGEMENT CO., LTD.       securities investment
                           trusts; discretionary and                             GOLDMAN SACHS ASSET MANAGEMENT,  99.0000%
                           non-discretionary                                     L.P.
                           investment advisory                                                                   ---------
                           business since 4/1/02.                                                                100.0000%
                           Established in connection
                           with obtaining a mutual
                           fund license in
                           Japan.Limited license to
                           engage in offering of
                           offshor



GOLDMAN SACHS              The Company to act as             Ireland         1   GOLDMAN SACHS IRELAND           100.0000%
ADMINISTRATION SERVICES    manager of Goldman Sachs                              HOLDINGS LIMITED
COMPANY LIMITED            Global Currency Fund -
                           Dollar Plus, Goldman Sachs
                           Global Currency Fund - Euro
                           Plus, Goldman Sachs Money
                           Market Funds, Goldman Sachs
                           Global Funds, Goldman Sachs
                           Global Multi Manager Funds,
                           Goldman Sachs Select

GOLDMAN SACHS INVESTMENTS  To hold investments on            Bermuda         1   THE GOLDMAN SACHS GROUP,        100.0000%
LTD.                       behalf of yet-to-be formed                            INC.
                           funds.

GS PENSION MANAGEMENT      GSAM-related vehicle formed       Cayman          2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
COMPANY                    to serve as the general           Islands
                           partner of Progressive                                GOLDMAN SACHS (CAYMAN) HOLDING    1.0000%
                           Pension Management LP; also                           COMPANY
                           general partner of                                                                    ---------
                           Progressive Pension                                                                   100.0000%
                           Management II, LP; Nenpuku
                           is the indirect limited
                           partner of both entities



Goldman Sachs Fund         Administration and                Luxembourg      2   GOLDMAN SACHS HOLDINGS (U.K.)     1.0000%
Management S.A.            management of one or
                           several mutual investment                             GOLDMAN SACHS (UK) L.L.C.        99.0000%
                           funds or investment                                                                   ---------
                           companies organised under                                                             100.0000%
                           the laws of Luxembourg.
                           Management company for
                           German Bond Fund.



GOLDMAN SACHS JAPAN        Following services in             Japan           1   GOLDMAN SACHS (JAPAN) LTD.      100.0000%
HOLDINGS, LTD.             response to requests by The
                           Goldman Sachs Group,
                           Inc.???s subsidiaries in
                           Japan and across Asia. 1.
                           Leasing and sub leasing of
                           real estate2.  General
                           Administration services
                           including facility
                           management, real estate and
                           other lea

PALMWOOD CO., LTD.         Holding loans transferred         Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           from PIAJ, and assets                                 LTD.
                           purchased from Hyogin
                           Factor.

GOLDMAN SACHS CREDIT       Purchasing Loans.                 Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
PARTNERS (JAPAN), LTD.                                                                             LTD.

GS STRATEGIC INVESTMENTS   Invest in TK arrangements         Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
JAPAN LLC                  in Japan                                              (DEL)

JUPITER INVESTMENT CO.,    ASSG Equity Position. Holds       Japan           2   AR HOLDINGS GK                    0.0006%
LTD.                       equities for investment.
                                                                                 MLQ INVESTORS, L.P.              99.9994%
                                                                                                                 ---------
                                                                                                                 100.0000%

CITRINE INVESTMENT TK      Holds a hotel in Osaka,           Japan           3   THE GOLDMAN SACHS GROUP, INC.    18.9780%
                           Japan.
                                                                                 GS STRATEGIC INVESTMENTS JAPAN   24.1000%
                                                                                 LLC

                                                                                 CITRINE INVESTMENT CO., LTD.      5.0000%
                                                                                                                 ---------
                                                                                                                  48.0780%

MERCER INVESTMENTS IV      SPV for REPIA and ASSG.           Malaysia        2   THE GOLDMAN SACHS GROUP, INC.    14.7805%
PRIVATE LTD.               Equity Investment in PRC
                           Investment SPC.                                       GOLDMAN SACHS HOLDINGS           85.2195%
                                                                                 (MAURITIUS) LIMITED
                                                                                                                 ---------
                                                                                                                 100.0000%

EXPRESS SECURITIZATION     Invest in Cho Hung bank           Korea           1   BEST INVESTMENTS                100.0000%
SPECIALTY L.L.C.           deal.                                                 (DELAWARE) L.L.C.

R and G CO., LTD.          Invests in non-performing         Japan           2   GOLDMAN SACHS REALTY JAPAN LTD.  98.3333%
                           loans.
                                                                                 JLQ LLC                           1.6667%
                                                                                                                 ---------
                                                                                                                 100.0000%

MERCER INVESTMENTS V       SPV for ASSG.  Equity             Malaysia        1   GOLDMAN SACHS HOLDINGS          100.0000%
PRIVATE LTD.               investments in Beijing                                (MAURITIUS) LIMITED
                           Goldman Sachs Consulting
                           Co., Ltd (formerly Shang Er
                           Kang) (PRC On-shore
                           Consulting/Servicing
                           Company).

EXPRESS II SECURITIZATION  Invest in Cho Hung bank           Korea           1   BEST INVESTMENTS                100.0000%
SPECIALTY L.L.C.           deal.                                                 (DELAWARE) L.L.C.

GAC PERSONAL CO., LTD.     Purchasing loans from RCC         Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           (Hyogin loan). Owns loans                             LTD.
                           and equity in subsidiary
                           (Owns Hyogo Wide Service,
                           Midori Data and Wakaba
                           Hoken Daiko).

PHOENIX OXNARD LLC         Created for transaction in        Delaware        1   MLQ INVESTORS, L.P.             100.0000%
                           Japan

GOLDMAN SACHS JBWERE       Regulated by the Australian       Australia       2   THE GOLDMAN SACHS GROUP, INC.   100.0000%
FINANCIAL MARKETS PTY LTD  Securities and Investments
                           Commission and transacts                              J. ARON & COMPANY                 0.0000%
                           FICC business in Australia                                                            ---------
                           and New Zealand.                                                                      100.0000%
                           Essentially, the company
                           transacts with Australian
                           and New Zealand clients and
                           enters into back to back
                           trades with J Aron NY or a



ARCHON HOSPITALITY K.K.    Management of Hotels              Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                                                                                 LTD.

LEAF GREEN CO., LTD.       Purchasing loans (RCC-MTB)        Japan           2   GOLDMAN SACHS (ASIA) FINANCE      0.0000%

                                                                                 GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

LINDEN WOOD, LTD.          Purchasing unsecured loans        Cayman          1   MLQ INVESTORS, L.P.             100.0000%
                           jointly with Nochu                Islands

SOLAR WIND LTD.            Purchasing loans from SMBC        Cayman          1   MLQ INVESTORS, L.P.             100.0000%
                                                             Islands

GOLDMAN SACHS MITSUI       AAA rated company                 Delaware        2   GSMMDPGP, INC.                    1.0000%
MARINE DERIVATIVE          established to provide
PRODUCTS, L.P.             credit rating enhancement                             GOLDMAN SACHS HOLDINGS           49.0000%
                           to derivative product                                 (NETHERLANDS) B.V.
                           trading.  All trades to                                                               ---------
                           third parties are back to                                                              50.0000%
                           back with affiliates.



AZABU CAPITAL HOLDING CO., Holding Teibow.                   Japan           1   JUPITER INVESTMENT CO., LTD.    100.0000%
LTD.

NIHON HOTEL INVESTMENT TK  To hold hotels in Japan.          Japan           3   THE GOLDMAN SACHS GROUP, INC.    39.4734%

                                                                                 GS STRATEGIC INVESTMENTS JAPAN   50.1269%
                                                                                 LLC

                                                                                 NIHON HOTEL INVESTMENT CO.,      10.3998%
                                                                                 LTD.
                                                                                                                 ---------
                                                                                                                 100.0000%

NEPHRITE EQUITY CO., LTD.  Flagged for SMAP2 dealTK          Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
                           investor of Amethyst Realty
                           Co., Ltd.

AMETHYST REALTY TK         To hold real estate in Japan      Japan           2   NEPHRITE EQUITY CO., LTD.        85.0000%
                                                                                 AMETHYST REALTY CO., LTD.         5.0000%
                                                                                                                 ---------
                                                                                                                  90.0000%

OMACHI ONSEN KAIHATSU CO., Flagged for Onsen deal.           Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
LTD.                                                                             LTD.

TG FUND TK                 To hold real estate in            Japan           2   AMETHYST REALTY TK               99.0000%
                           Japan.
                                                                                 TG FUND CO., LTD.                 1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GK SAKURAZAKA CAPITAL      Flagged for Principal             Japan           2   AR HOLDINGS GK                    1.0000%
                           Finance Deals
                                                                                 MLQ INVESTORS, L.P.              99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

YOSHINO HOSPITALITY CO.,   Created for Ometosando deal       Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
LTD.                                                                             LTD.

REAL ESTATE CREATION FUND2 Created for Ometosando deal       Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
CO., LTD.                                                                        LTD.

NAGASAKA KAIHATSU CO.,     Created for Ometosando deal       Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
LTD.                                                                             LTD.

YOSHINO KAIHATSU CO., LTD. Created for Ometosando deal       Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                                                                                 LTD.

STAR GATE REALTY CO., LTD. Created for Ometosando deal       Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                                                                                 LTD.

REC INVESTMENTS2 CO., LTD. Created for Ometosando deal       Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                                                                                 LTD.

PIA HOLDINGS CAYMAN        Holding Shares.                   Cayman          1   MLQ INVESTORS, L.P.             100.0000%
                                                             Islands

GS PIA HOLDINGS GK         Flagged for PIA deals             Japan           2   PIA HOLDINGS CAYMAN               0.4526%

                                                                                 MLQ INVESTORS, L.P.              99.5475%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS FINANCIAL SERVICES II,  Entity set up as part of an       Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
LLC                        AMSSG structured                                      INC.
                           transaction.  To act as a
                           parent company to AFCO 4
                           and the Amagansett chain of
                           companies.

GSMMDPGP, INC.             General partner of Goldman        Delaware        1   GOLDMAN SACHS BANK USA          100.0000%
                           Sachs Mitsui Marine
                           Derivative Products, L.P.

GOLDMAN SACHS GESTION      To manage Spanish SICAVs,         Spain           1   GOLDMAN SACHS                   100.0000%
S.G.I.I.C. S.A.            discretionary portfolios,                             (NETHERLANDS) B.V.
                           provide advisory services
                           and distribute funds.

WILLIAM STREET LLC         William Street LLC will           Utah            1   GOLDMAN SACHS BANK USA          100.0000%
                           offer credit commitments
                           and extensions of credit to
                           investment-grade corporate
                           clients.  These facilities
                           are predominantly
                           commercial paper
                           facilities, term loans or
                           revolving credit facilities
                           that are intended to
                           provide back-u

GSPS ASIA LIMITED          SPV for GSPS business in          Mauritius       1   GS ASIAN VENTURE                100.0000%
                           Asia                                                  (DELAWARE) L.L.C.

GSPS DAI VIET LTD.         SPV to hold 1 GSPS's              Mauritius       1   GSPS ASIA LIMITED               100.0000%
                           investment in Vietnam.

GSPS LOTUS LIMITED         Not commenced business            Mauritius       1   GSPS ASIA LIMITED               100.0000%

BLUE LOTUS LIMITED         Korea Principal Finance           Ireland         1   GS ASIAN VENTURE                100.0000%
                           business for the Asia GSPS                            (DELAWARE) L.L.C.
                           desk

GOLDMAN SACHS HOLDINGS     To own the GS limited             Netherlands     1   GOLDMAN SACHS BANK USA          100.0000%
(NETHERLANDS) B.V.         partnership interest in
                           GSMMDP

GOLDMAN SACHS (INDIA)      Formed to hold                    Delaware        2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
L.L.C.                     Representative Office in
                           India                                                 GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

GS INDIA HOLDINGS          Holding company for               Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
(DELAWARE) L.L.C.          investments into India.                               INC.

GS INDIA HOLDINGS L.P.     Holding company for               Delaware        3   THE GOLDMAN SACHS GROUP, INC.    74.9900%
                           investments into India.
                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS    25.0000%
                                                                                 L.L.C.

                                                                                 GS INDIA HOLDINGS (DELAWARE)      0.0100%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

NAM VIET LTD.              Holding company for Vietnam       Mauritius       1   GSPS ASIA LIMITED               100.0000%
                           investment.

GREEN LOTUS LIMITED        Investment holding company        Mauritius       1   GSPS ASIA LIMITED               100.0000%
                           for a PRC investment for
                           GSPS.Investment holding
                           company for a PRC
                           investment for GSPS.

VANTAGE MARKETPLACE        to establish a holding            Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
HOLDINGS, LLC              company for Vantage                                   INC.
                           Marketplace LLC

EMBARGO, LLC               To purchase portfolios of         Delaware        1   MTGLQ INVESTORS, L.P.            80.0000%
                           credit cards receivables.

REC INVESTMENTS TK         An ASSG related entity that       Japan           2   GS STRATEGIC INVESTMENTS         69.0000%
                           invests in loans.                                     JAPAN LLC

                                                                                 REC INVESTMENTS CO., LTD.         5.0000%
                                                                                                                 ---------
                                                                                                                  74.0000%

REAL ESTATE CREATION       Acquiring non performing          Japan           2   REC INVESTMENTS TK               85.0000%
FUND TK                    loans and realizing them.(
                           Resona Deal )                                         REAL ESTATE CREATION FUND CO.,    5.0000%
                                                                                 LTD.
                                                                                                                 ---------
                                                                                                                  90.0000%

MUSASHI CAYMAN CO., LTD.   Holding GK Musashi                Cayman          1   MLQ INVESTORS, L.P.             100.0000%
                                                             Islands

SHIRE II ASSETS LIMITED    Established as part of an         Cayman          1   SHIRE UK LIMITED                100.0000%
                           SSG Structured Investing          Islands
                           Group transaction.

SHIRE FUNDING LIMITED      Established as part of an         Cayman          1   SHIRE UK LIMITED                100.0000%
                           SSG Structured Investing          Islands
                           Group transaction.

SHIRE UK LIMITED           Holding Company                   England         1   GOLDMAN SACHS GROUP             100.0000%
                                                                                 HOLDINGS (U.K.)

BAY WIND TK                Real Estate business              Japan           3   THE GOLDMAN SACHS GROUP, INC.     6.5200%

                                                                                 BAY WIND REALTY FINANCE           5.0000%
                                                                                 (CAYMAN) COMPANY

                                                                                 SHIGA (DELAWARE) LLC             35.0000%
                                                                                                                 ---------
                                                                                                                  46.5200%

PRIME EQUITY CO., LTD.     Dissolved as of 14/10/2008        Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
                           with Hung Ke Lee as
                           liquidator, liquidation
                           completed as of 19/02/2009.

MG PARTNERS TK             Invests in real estate.           Japan           2   MG PARTNERS CO., LTD.             5.0000%

                                                                                 KIRI (DELAWARE) L.L.C.           75.0000%
                                                                                                                 ---------
                                                                                                                  80.0000%

AMAGANSETT FINANCING       Established as part of an         Cayman          1   GOLDMAN SACHS GROUP             100.0000%
LIMITED                    SSG Structured Investing          Islands             HOLDINGS (U.K.)
                           Group transaction.

GS LONGPORT INVESTMENT     Part of structured                Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
CORPORATION                transaction with BNP                                  (DEL)
                           Paribas.

GS OCEANSIDE INVESTMENTS   Part of structured                Delaware        1   GS LONGPORT INVESTMENT          100.0000%
LLC                        transaction with BNP                                  CORPORATION
                           Paribas.

NORMANDY FUNDING CORP.     To capitalize an entity           Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           used to raise 750 million
                           of financing.

SOCIETA' ACQUISIZIONE E    Purchases non-performing          Italy           2   ARCHON GROUP ITALIA, S.R.L.       2.0000%
RIFINANZIAMENTO CREDITI    Italian mortgage and
SRL                        consumer loan portfolios                              MTGLQ INVESTORS, L.P.            98.0000%
                           and then securitizes them.
                                                                                                                 ---------
                                                                                                                 100.0000%

GS HULL HOLDING, INC.      Holding company for Hull          Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%

THE HULL GROUP, L.L.C.     To engage directly or             Illinois        2   THE GOLDMAN SACHS GROUP, INC.    12.3300%
                           indirectly through trading
                           partnerships or other
                           trading arrangements with                             GS HULL HOLDING, INC.            87.6700%
                           others in trading &                                                                   ---------
                           investment activities.                                                                100.0000%
                           Managing member for Hullm
                           Trading Company, L.L.C.To
                           tranfer any and all lawful
                           businesses for which
                           limited li



SLK-HULL DERIVATIVES LLC   History:  1985 Hull Trading       Delaware        1   THE HULL GROUP, L.L.C.          100.0000%
                           Company, an ILL general
                           partnership is formed; 1995
                           Hull Trading Company is
                           converted to an ILL LLC;
                           1998 A decision is made to
                           create a holding company
                           structure;
                           Broker/Dealer;SEC File No.
                           8-51552.  The SHD BDW was
                           filed on

HULL TRADING UK            To carry on business as a         England         1   THE HULL GROUP, L.L.C.          100.0000%
                           general commercial
                           company.  Proprietary
                           trading firm.
                           Re-registered as unlimited
                           on 16 August 2004

HULL TRADING ASIA LIMITED  Holding company.                  Hong Kong       1   THE GOLDMAN SACHS GROUP, INC.   100.0000%

FRANKFURTER MOBILIEN       was constituted to acquire        Isle of         1   GS FINANCIAL SERVICES L.P.      100.0000%
LIMITED                    and own German share              Jersey              (DEL)
                           purchases, leases and loans.

AKTEAS Srl                 ESSG Italian Real Estate          Italy           1   ELQ INVESTORS, LTD              100.0000%
                           trading entity and
                           controlled and managed by
                           Archon Italy

NEG (TPL) LIMITED          The principal activity of         United          1   ELQ INVESTORS, LTD              100.0000%
                           the Company is to hold an         Kingdom
                           investment in Teesside
                           Power Limited, a company
                           established to build and
                           operate a power station on
                           Teesside.

SOUTH WALES TPL            ESSG related entity               United          1   ELQ INVESTORS, LTD              100.0000%
INVESTMENTS LIMITED        established to hold an            Kingdom
                           investment in a power
                           company.

WESTERN POWER INVESTMENTS  Holding company for               England         1   ELQ INVESTORS, LTD              100.0000%
LIMITED                    Teesside Power Limited

YELLOW ACQUISITIONS LTD    Opportunities Fund SPV to         England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
                           hold Yellow NPL Portfolio                             INVESTMENT FUND B.V.

GS CAPITAL FUNDING         The entity is setup as part       Cayman          1   GS CAPITAL FUNDING (UK) II      100.0000%
(CAYMAN) LIMITED           of an upcoming Structured         Islands             LIMITED
                           Investment Group (SSG)
                           transaction.

GS CAPITAL FUNDING, INC.   The entity is setup as part       Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
                           of an upcoming Structured                             (DEL)
                           Investment Group (SSG)
                           transaction.

GS CAPITAL FUNDING         The entity is setup as part       Cayman          1   GOLDMAN SACHS GROUP             100.0000%
(CAYMAN) II LIMITED        of an upcoming Structured         Islands             HOLDINGS (U.K.)
                           Investment Group (SSG)
                           transaction.

GSFS (CAYMAN) 2002         Set up as part of a               Cayman          1   GS FINANCIAL SERVICES L.P.      100.0000%
A LIMITED                  Structured Investing Group        Islands             (DEL)
                           transaction.  The entity
                           will be capitalised by GS
                           Financial Services LP.
                           It's purpose will purely be
                           to sell a third party a put
                           option over the third
                           parties' minority interest
                           in a GS controlled Unit Trus

CONRAD P4 LTD.             SPV to purchase the CP4           England         1   ELQ INVESTORS, LTD              100.0000%
                           Porfolio of NPLs from HVB
                           (via HANSEN & SCHUCHT
                           DEBITORENMANAGEMENT GMBH)

GS CAPITAL FUNDING (UK)    Investment Company                England         1   GS CAPITAL FUNDING, INC.        100.0000%
II LIMITED

SUNE SOLAR FUND I LLC      Company founded to support        Delaware        1   GS SOLAR POWER I, LLC           100.0000%
                           the installation of solar
                           electric systems.

RUBY REALTY TK             Holds commercial buildings        Japan           3   THE GOLDMAN SACHS GROUP, INC.    39.4734%
                           in Tokyo, Japan.
                                                                                 GS STRATEGIC INVESTMENTS JAPAN   50.4388%
                                                                                 LLC

                                                                                 RUBY REALTY CO., LTD.            10.0878%
                                                                                                                 ---------
                                                                                                                 100.0000%

GK ARAKAWA HOLDING         Flagged for Yodoyabashi           Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           Deal (REO). Owns real
                           estate beneficiary right.

ARAKAWA HOLDING TK         To acquire real estate            Japan           3   THE GOLDMAN SACHS GROUP, INC.    24.5000%
                           under a deal called
                           Yodoyabashi.                                          GS STRATEGIC INVESTMENTS JAPAN   25.0000%
                                                                                 LLC

                                                                                 GK ARAKAWA HOLDING                5.0000%
                                                                                                                 ---------
                                                                                                                  54.5000%

GK KAZAHANA                Flagged for Joy Park Deal.        Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
                           Owns beneficiary rights of
                           Joy Park Kakogawa.

ARCHON JAPAN BRANCH        To set up Archon Japan            Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
                           (division of GSRJL) with ots
                           own enity code. Initially
                           set up as Shell Entity 8.

GK FUNABIKI                Flagged for Onsen Deal.           Japan           1   AR HOLDINGS GK                  100.0000%
                           Owns Ryokans (Japanese
                           inns) and their employees.

GK GEKKO                   Flagged for Project Taurus.       Japan           1   JUPITER INVESTMENT CO., LTD.    100.0000%

GK SAYAMA                  Flagged for Shinjjuku             Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           retail REO deal.

GK ARISUGAWA FINANCE       Flagged for PFS Deal              Japan           2   GOLDMAN SACHS REALTY JAPAN LTD.  99.0000%
                           (Project SJ). Owns Loans
                           and Warrants.                                         AR HOLDINGS GK                    1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

ARISUGAWA FINANCE TK       To Invest in Loan and             Japan           1   GK ARISUGAWA FINANCE             54.5455%
                           Preferred Shares of AP8, a
                           SPC created by Advantage
                           Partners, a well known MBO
                           fund in Japan

GK ASUKA                   Flagged for Hunet Deal.           Japan           1   AR HOLDINGS GK                  100.0000%

SHINING PARTNERS TK2       Consolidation of Japan            Japan           2   GS STRATEGIC INVESTMENTS         95.0000%
                           Entity (to hold SPL                                   JAPAN LLC
                           portfolio)
                                                                                 SHINING PARTNERS LTD.             5.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

SHINING PARTNERS LTD.      Tokyo Brach / Nishi-Azabu         Cayman          1   MLQ INVESTORS, L.P.             100.0000%
                           Annex, 20-16, Nishi-Azabu         Islands
                           3-chome, Minato-ku, Tokyo.

SLK GLOBAL MARKETS         Introduces foreign customer       England         2   SLK INDEX SPECIALISTS, LLC        0.0000%
                           trades to Spear, Leeds &
                           Kellogg, LP on a                                      GOLDMAN SACHS EXECUTION &       100.0000%
                           fully-disclosed basis.                                CLEARING, L.P.
                                                                                                                 ---------
                                                                                                                 100.0000%

SLK INDEX SPECIALISTS, LLC Acts as the AMEX specialist       New York        1   GOLDMAN SACHS EXECUTION &       100.0000%
                           in index-based derivative                             CLEARING, L.P.
                           products.  Broker Dealer;
                           SEC File No. 8-44563

SPEAR, LEEDS & KELLOGG     To act as a specialist on         New York        1   GOLDMAN SACHS EXECUTION &       100.0000%
SPECIALISTS LLC            the New York Stock                                    CLEARING, L.P.
                           Exchange; Broker Dealer;
                           SEC File No. 8-49673

SLK LLC                    The surviving entity of the       New York        1   GSTM LLC                        100.0000%
                           10/30/2000 merger between
                           SLK Acquisition LLC
                           (Goldman merger vehicle)
                           and SLK LLC.   The Goldman
                           Sachs Group, Inc. is the
                           Managing Member.  SLK
                           Acquisition Holdings, Inc.
                           is the other member.  The
                           surviving entity of the
                           10/30

GOLDMAN SACHS EXECUTION &  Broker Dealer; SEC File No.       New York        1   SLK LLC                         100.0000%
CLEARING, L.P.             8-00526;  proprietary
                           trading, customer business
                           clearing firm

KANSAI REALTY TK           ASSG entity engaged in real       Japan           2   MG PARTNERS TK                   99.0000%
                           estate activities in Japan.
                                                                                 KANSAI REALTY CO., LTD.           1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

HYOGO WIDE SERVICE CO.,    Gurantee loan purchased           Japan           1   GAC PERSONAL TK                 100.0000%
LTD.                       from RCC

MIDORI DATA CO., LTD.      Gurantee loan purchased           Japan           1   GAC PERSONAL TK                 100.0000%
                           from RCC

WAKABA HOKEN DAIKO CO.,    Gurantee loan purchased           Japan           1   GAC PERSONAL TK                 100.0000%
LTD.                       from RCC

MINAMI AOYAMA KAIHATSU     Holding Real Estate.              Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
CO., LTD.

GS AYCO HOLDING LLC        Parent company to The Ayco        Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           Company, LP, Saratoga
                           Springs, LLC, also is a
                           General Partner for the
                           Ayco Services Agency LP.

THE AYCO COMPANY,  L.P.    Provides financial                Delaware        2   GS AYCO HOLDING LLC              99.0000%
                           counseling to individuals
                           employed by corporations.                             SARATOGA SPRINGS LLC              1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

SARATOGA SPRINGS LLC       General partners for the          Delaware        1   GS AYCO HOLDING LLC             100.0000%
                           Ayco Company LP.

THE AYCO SERVICES AGENCY   Insurance Agency                  Delaware        2   GS AYCO HOLDING LLC               1.0000%
L.P.
                                                                                 THE AYCO COMPANY,  L.P.          99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

MERCAY CORPORATION         Holding Company for two           Delaware        1   THE AYCO SERVICES AGENCY L.P.   100.0000%
                           entitis that was
                           established to provide
                           insurance services in
                           particular states.

MERCER ALLIED COMPANY L.P. Broker/Dealer.  Part of           Delaware        2   GS AYCO HOLDING LLC               1.0000%
                           Ayco acquisition.
                                                                                 THE AYCO COMPANY,  L.P.          99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

JUST OPTIONS LLC           Just Options is a joint           Delaware        1   GOLDMAN SACHS EXECUTION &       100.0000%
                           venture between Peak 6 and                            CLEARING, L.P.
                           GSEC where we are currently
                           taking a majority share in
                           the company's net losses.
                           Accounting Policy is
                           mandating that we treat
                           this as a consolidating VIE
                           until the situation
                           changes.

GK MIYUKI                  Shelf. Purchasing Loans,          Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
                           Holding Real estates and
                           Securities.& #12539;Flagged
                           for Greens deal.

DOTONBORI KAIHATSU TK      To purchase Toei Dotonbori        Japan           2   NEPHRITE EQUITY CO., LTD.        94.7368%
                           (Land and movie theatre buidling)
                           in Osaka, Japan
                                                                                 GK DOTONBORI KAIHATSU             5.2632%
                                                                                                                 ---------
                                                                                                                 100.0000%

GK UNIVERSAL HOTEL         Purchasing loan; Flagged          Japan           1   AR HOLDINGS GK                  100.0000%
MANAGEMENT                 for Hotel Universal Port
                           Deal.

TK UNIVERSAL HOTEL         Management company related        Japan           3   THE GOLDMAN SACHS GROUP, INC.    18.9780%
MANAGEMENT                 to Citrine deal
                                                                                 GS STRATEGIC INVESTMENTS JAPAN
                                                                                 LLC                              24.1000%

                                                                                 GK UNIVERSAL HOTEL MANAGEMENT     5.0000%
                                                                                                                 ---------
                                                                                                                  48.0780%

GSEM (DEL) INC.            General partner for GS            Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           Equity Market, L.P.
                           (Bermuda).

GSEM (DEL) LLC             Holding company for GS            Delaware        1   GSEM BERMUDA HOLDINGS, L.P.     100.0000%
                           Equity Market, L.P.
                           (Bermuda).

GS PRIME HOLDINGS LLC      Acquired as part of the           Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           Linden Venture.

FEDERAL BOULEVARD, L.L.C.  Established to purchase a         Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           data center.

GS POWER HOLDINGS LLC      Holding Company                   Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%

AMERICAN GAS ROYALTY TRUST Part of the VPP Dominion          United          1   GOLDMAN, SACHS & CO.            100.0000%
                           Transaction.                      States

SITE 26 HOLDINGS INC.      Partial Owner of GS               Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           Headquarter LLC

GOLDMAN SACHS HEADQUARTERS Operating entity for Site 26      Delaware        2   THE GOLDMAN SACHS GROUP, INC.    99.8000%
LLC
                                                                                 SITE 26 HOLDINGS INC.             0.2000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS MIDDLE EAST  Established to hold private       England         1   GS MIDDLE EAST (CAYMAN) LTD     100.0000%
INVESTMENTS LIMITED        equity investments in the
                           Middle East.

GOLDMAN SACHS              Holding Company                   Delaware        2   GOLDMAN SACHS GLOBAL HOLDINGS    25.0000%
INTERNATIONAL HOLDINGS LLC                                                       L.L.C.

                                                                                 GSEM (DEL) INC.                  75.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS BPC PARKING GARAGE, LLC To hold lease to parking          Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           garage adjacent to GS World
                           Headquarters and enter into
                           an agreement for the
                           management of the garage

GSEM (DEL) HOLDINGS, L.P.  As part of the GSEM L.P.          Delaware        2   GOLDMAN SACHS GLOBAL HOLDINGS    25.0000%
                           restructuring, entity is                              L.L.C.
                           being formed as part of the
                           holding company structure                             GSEM (DEL) INC.                  75.0000%
                           for GSEM L.P.                                                                         ---------
                                                                                                                 100.0000%

GSEM BERMUDA HOLDINGS,     As part of the GSEM L.P.          Bermuda         2   GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
L.P.                       restructuring, entity is                              L.L.C.
                           being formed as part of the
                           holding company structure                             GSEM (DEL) HOLDINGS, L.P.        99.0000%
                           for GSEM L.P.                                                                         ---------
                                                                                                                 100.0000%

MEP GS INVESTOR LP         Limited Partner in an             United          2   GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
                           Investment Fund                   Kingdom             L.L.C.

                                                                                 MEP GS INVESTOR (CAYCO) LIMITED  99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GSFS INVESTMENTS III, LLC  to hold five opearting            Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           leases for the SBD
                           Principal Investing desk

PINNACLE PARTNERS GP LLC   To consolidate GS Pinnacle        Delaware        1   GOLDMAN SACHS INVESTMENTS LTD.  100.0000%
                           Partners, LP

BRENTA REAL ESTATE S.R.L.  Italian Co., to purchase ,        Italy           1   ELQ INVESTORS, LTD              100.0000%
                           sell exchange , build and
                           manage properties

SOUTH WIND TK              An ASSG related entity that       Japan           4   THE GOLDMAN SACHS GROUP, INC.     8.1500%
                           holds golf courses and
                           related assets in Japan.                              GS STRATEGIC INVESTMENTS JAPAN
                                                                                 LLC                              10.0000%
                                                                                 SOUTH WIND REALTY FINANCE
                                                                                 (CAYMAN) COMPANY                  5.0000%
                                                                                 SHIGA (DELAWARE) LLC             35.0000%
                                                                                                                 ---------
                                                                                                                  58.1500%

GS CAPITAL OPPORTUNITIES   Established as part of an         Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
LLC                        SSG Structured Investing
                           Group transaction.

GS FINANCING OPPORTUNITIES Established as part of an         Delaware        1   GS CAPITAL OPPORTUNITIES LLC    100.0000%
LLC                        SSG Structured Investing
                           Group transaction.

GS FUNDING INVESTMENTS     Wholly owned direct               Cayman          1   SHIRE UK LIMITED                100.0000%
LIMITED                    subsidiary of The Goldman         Islands
                           Sachs Group, Inc. May enter
                           into certain financing
                           agreements with GS Group
                           and/or its affiliates from
                           time to time and/or may
                           invest in certain Euro
                           government securities in
                           connection with the
                           issuance of ce

TG FUND CO., LTD.          Flagged for SMAP2 (JV,            Japan           1   AMETHYST REALTY TK              100.0000%
                           Tokyu Livable)

AMETHYST REALTY CO., LTD.  Flagged for SMAP2, Owns TK        Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           Investment and equity in
                           subsidiaries (Owns TG Fund
                           and TG Fund II)

EXCELLENT EQUITY CO., LTD. Flagged for REO Deal.             Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
                           (can't be
                           unflagged/liquidated until
                           Feb.22, 2009)

BLUE DAISY CO., LTD.       Total return SWAP w/Nochu         Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
                           re.Recruit shares.

DANDELION INVESTMENTS CO., Mizuho JV (TK contributor         Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
LTD.                       to Green Mountain One)

GREEN MOUNTAIN ONE CO.,    Flagged for Mizuho JW Deal        Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
LTD.                       (Investment vehicle).

GK TORIIZAKA KAIHATSU      Holding Hotel Assets in           Japan           2   GOLDMAN SACHS REALTY JAPAN LTD.   0.8333%
                           Japan.
                                                                                 MLQ INVESTORS, L.P.              99.1667%
                                                                                                                 ---------
                                                                                                                 100.0000%

FUKUOKA TOSHI KAIHATSU     Flagged for Daiwa House           Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
CO., LTD.                  Deal. Owns real estate
                           (hard assets).

GK TAIYO KAIHATSU          Flagged for Shibuya Udagawa       Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           REO Deal

CITRINE INVESTMENT CO.,    Flagged for Universal Hotel       Japan           1   MLQ INVESTORS, L.P.             100.0000%
LTD.                       Deal. TK Investment for
                           Universal Resort TK.

GK KASHIWABARA TOSHI       Flagged for Kobe                  Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
KAIHATSU                   developmemt deal.Owns
                           beneficiary right of Kobe
                           Sannomiya real estate

GARDEN PLAZA CAPITAL SRL   An investment holding entity      Barbados        2   THE GOLDMAN SACHS GROUP, INC.    19.9710%
                                                                                 BAEKDU INVESTMENTS LIMITED       30.0000%
                                                                                                                 ---------
                                                                                                                  49.9710%

ZAHEER HOLDINGS            To purchase preferred             Mauritius       1   JADE DRAGON (MAURITIUS) LIMITED  98.0000%
(MAURITIUS)                equity for office
                           development carried out by
                           Vatika group in Gurgaon,
                           India

GSI Fundo Investimento     GOLDMAN SACHS INTERNATIONAL       United          1   GOLDMAN SACHS INTERNATIONAL     100.0000%
                           will own 100% of IFIF             Kingdom

PROP - GS FUNDO DE         JANY fund in Brazil used to       BRAZIL          1   J. ARON & COMPANY               100.0000%
INVESTIMENTO MULTIMERCADO  trade exotic products and
CREDITO PRIVADO -          in the near future
INVESTIMENTO NO EXTERIOR   commodities.

JEREZ FUNDO DE             GSCO fund in Brazil used to       BRAZIL          1   GOLDMAN, SACHS & CO.            100.0000%
INVESTIMENTO EM DIREITOS   trade Mortgages
CREDITORIOS NAO-
PADRONIZADOS MULTICARTEIRA

GARDA FUNDO DE             GSBR fund used to trade           BRAZIL          1   GOLDMAN SACHS do BRASIL         100.0000%
INVESTIMENTO EM DIREITOS   Mortgages                                             BANCO MULTIPLO S/A
CREDITORIOS NAO-
PADRONIZADOS MULTICARTEIRA

GOLDMAN SACHS ASSET        The company's purpose is to       BRAZIL          2   GOLDMAN SACHS GLOBAL HOLDINGS     0.0100%
MANAGEMENT BRASIL LTDA.    render asset management                               L.L.C.
                           services, acting as a
                           manager of investment funds                           GOLDMAN SACHS ASSET MANAGEMENT,
                           and securities portfolios.                            L.P.                             99.9900%
                                                                                                                 ---------
                                                                                                                 100.0000%
NIHON HOTEL INVESTMENT     Flagged for multiple hotel        Japan           1   MLQ INVESTORS, L.P.             100.0000%
CO., LTD.                  acquisition deal

MG PARTNERS CO., LTD.      Astoria dealReal estate           Japan           1   SOLAR WIND TK                   100.0000%
                           business

RUBY REALTY CO., LTD.      The TK Operator for entity        Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           0462.

KANSAI REALTY CO., LTD.    Astoria deal; Holding Real        Japan           1   MG PARTNERS TK                  100.0000%
                           Estate.

KAKEGAWA HOLDINGS CO.,     Flagged for Kakegawa Hotel        Japan           1   LINDEN WOOD, LTD.               100.0000%
LTD.                       deal. (Owns beneficiary
                           right of Kakegawa Grand
                           Hotel).

SAKURAZAKA KAIHATSU CO.,   Total return swap with            Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
LTD.                       Aozora re. Recruit Shares

KINMIRAI CREATE CO., LTD.  Flagged for Jusco deal            Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           (acquisition of JUSCO in
                           Shimotsuma, Ibaraki). Owns
                           hard RE asset (Jusco
                           Shimotsuma).

BAY WIND II LTD.           Investing in Golf Portfolio.      Cayman          1   MLQ INVESTORS, L.P.             100.0000%
                                                             Islands

MINATOMARU HOTEL HOLDINGS  Flagged for JAL Hotel             Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
CO., LTD.

SOUTH WIND REALTY FINANCE  Purchasing loans secured by       Cayman          1   MLQ INVESTORS, L.P.             100.0000%
(CAYMAN) COMPANY           Nitto Kogyo 30 golf courses       Islands
                           (JV w/Nochu)

ITO ONSEN MANAGEMENT CO.,  Flagged for New Onsen deal        Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
LTD.                       (Ebina);Management of
                           Ryokan (Japanese Hotel).

TAMATSUKURI ONSEN HOTEL    ASSG/REPIA Onsen                  Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
MANAGEMENT CO., LTD.       deal.Managiment of Onsen
                           ryokan( Japanese style
                           Hotel.)

ENDEAVOR PRIVATE FUND CO., Flagged for Private Equity        Japan           1   MLQ INVESTORS, L.P.             100.0000%
LTD.                       Fund Deal. Holding RE Trust
                           beneficicary Interest.

ENDEAVOR PRIVATE FUND TK   Investing in real estate.         Japan           3   THE GOLDMAN SACHS GROUP, INC.    12.1380%
                           Change from EQPU to
                           Consolidated due to                                   GS STRATEGIC INVESTMENTS JAPAN
                           purchase TK interest from                             LLC                              25.0000%
                           3rd party
                                                                                 ENDEAVOR PRIVATE FUND CO., LTD.   5.0000%
                                                                                                                 ---------
                                                                                                                  42.1380%

HORTENSIA CAYMAN           Flagged for Universal Hotel       Cayman          2   THE GOLDMAN SACHS GROUP, INC.    19.9770%
                           Deal.                             Islands
                                                                                 GS STRATEGIC INVESTMENTS JAPAN
                                                                                 LLC                              25.3684%
                                                                                                                 ---------
                                                                                                                  45.3454%

GOLDMAN SACHS do BRASIL    Brazilian bank.                   BRAZIL          2   THE GOLDMAN SACHS GROUP, INC.    99.9000%
BANCO MULTIPLO S/A
                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS
                                                                                 L.L.C.                            0.1000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS              Representative office in          BRAZIL          2   GOLDMAN, SACHS & CO.              1.0000%
REPRESENTACOES LTDA.       Sao Paulo, Brazil
                                                                                 THE GOLDMAN SACHS GROUP, INC.    99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GK FUJIMIZAKA              Flagged for Yamato Life           Japan           1   AR HOLDINGS GK                  100.0000%
                           Deal.

AR HOLDINGS GK             Holding equity interest.          Japan           2   AR HOLDINGS (DELAWARE) L.L.C.   100.0000%

                                                                                 MLQ INVESTORS, L.P.               0.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GK GOLDMAN SACHS SSG I     Flagged for Project Coin.         Japan           1   AR HOLDINGS GK                  100.0000%
                           Owns equity for investment.

GOLDMAN SACHS PSI JAPAN    Flagged for Project Coin.         Japan           1   MLQ INVESTORS, L.P.             100.0000%
CO., LTD.

GK JUPITER INVESTMENT III  Flagged as ASSG Equity            Japan           1   AR HOLDINGS GK                  100.0000%
                           Entity.

GK KIRISHIMA               PFS Project Neo. Holds            Japan           1   AR HOLDINGS GK                  100.0000%
                           equity for investment.

AR HOLDINGS (DELAWARE)     To hold the equity in AR          Delaware        1   MLQ INVESTORS, L.P.             100.0000%
L.L.C.                     Holdings GK which will be
                           the parent for some of our
                           future Japanese entities
                           used for ASSG/REPIA
                           acquisitions.

GK YAMAMOTO KAIUN HOLDINGS Flagged for Project               Japan           2   AR HOLDINGS (DELAWARE) L.L.C.     1.0000%
                           Tugboat.Holding Securities.
                                                                                 MLQ INVESTORS, L.P.              84.0000%
                                                                                                                 ---------
                                                                                                                  85.0000%

ASIAN SEA WAYS S.A.        Flagged for Project               Panama          1   GK YAMAMOTO KAIUN HOLDINGS      100.0000%
                           Tugboat. Owns and operates
                           ships.

YAMAMOTO REAL ESTATE CO.,  Project Tugboat.                  Japan           1   GK YAMAMOTO KAIUN HOLDINGS      100.0000%
LTD.

YAMAMOTO KAIUN CO., LTD.   Flagged for Project Tugboat.      Japan           1   GK YAMAMOTO KAIUN HOLDINGS      100.0000%

EMERALD MARINE S.A.        Vessel Holding Company            Panama          1   GK YAMAMOTO KAIUN HOLDINGS      100.0000%

MAY FLOWER MARITIME S.A.   Vessel Holding Company            Panama          1   GK YAMAMOTO KAIUN HOLDINGS      100.0000%

OCEAN BLUELINE S.A.        Vessel Holding Company            Panama          1   GK YAMAMOTO KAIUN HOLDINGS      100.0000%

GOLDMAN SACHS GROUP Y      Provide assets and services       Mexico          2   THE GOLDMAN SACHS GROUP,         99.0000%
COMPANIA, S. DE R.L. DE    to Goldman Sachs Mexico                               INC.
C.V.                       Casa de Bolsa, S.A. de
                           C.V.  in Mexico City, or                              GOLDMAN SACHS GLOBAL HOLDINGS
                           others as deemed                                      L.L.C.                            1.0000%
                           appropriate.                                                                          ---------
                                                                                                                 100.0000%

GOLDMAN SACHS MEXICO CASA  Mexican Broker-Dealer;            Mexico          2   THE GOLDMAN SACHS GROUP, INC.    99.9900%
DE BOLSA, S.A. DE C.V.     Group Inc. owns 43,995,599
                           shares; Global Holdings                               GOLDMAN SACHS GLOBAL HOLDINGS
                           owns 4,400 shares; as of                              L.L.C.                            0.0100%
                           10/30/01 no longer Approved                                                           ---------
                           Person and will not                                                                   100.0000%
                           actively engage in the
                           securities or advisory
                           business

RUBIN LINE LIMITED         Vessel Holding Company            Liberia         1   GK YAMAMOTO KAIUN HOLDINGS      100.0000%

YAMAMOTO MARITIME, S.A.    Vessel Holding Company            Panama          1   GK YAMAMOTO KAIUN HOLDINGS      100.0000%

GOLDMAN SACHS ARGENTINA    Representitive Office in          Delaware        2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
L.L.C.                     Buenos Aires
                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS
                                                                                 L.L.C.                            1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS ARGENTINA LLC-BUENOS    Rep office that handles           Argentina       1   GOLDMAN SACHS ARGENTINA L.L.C.  100.0000%
AIRES                      investment banking
                           activities

GOLDMAN SACHS HEDGE FUND   An investment adviser.            Delaware        2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
STRATEGIES LLC
                                                                                 GOLDMAN SACHS ASSET MANAGEMENT,
                                                                                 L.P.                              1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS LIQUID       To facilitate the                 Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
TRADING OPPORTUNITIES      consolidation of teh GSAM
FUND, LLC                  fund Seed Investments

GSAM INDIA HOLDINGS        Holding company for an            Mauritius       1   GOLDMAN SACHS ASSET             100.0000%
LIMITED                    asset management company                              MANAGEMENT, L.P.
                           and trustee company in India

GOLDMAN SACHS              Investment banking                Netherlands     1   THE GOLDMAN SACHS GROUP,        100.0000%
(NETHERLANDS) B.V.         activities; fixed income                              INC.
                           trader.  Executes, clears
                           and carries all types of
                           futures transactions on the
                           MATIF for affiliated
                           entities.

GS A320 LLC                Established as part of a          Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           Private Finance Group
                           Leasing Transaction.

GS RJX LEASING LLC         Established as part of a          Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           Private Finance Group
                           Leasing Transaction.

GOLDMAN SACHS (UK) L.L.C.  Non-regulated holding             Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           company for Goldman Sachs                             INC.
                           Overseas Limited;
                           established to achieve tax
                           efficiencies within UK
                           group.

FLEET TRADE & TRANSPORT    Oil shipping and                  England         1   GOLDMAN SACHS GROUP             100.0000%
LIMITED                    transporting; non-regulated                           HOLDINGS (U.K.)
                           London based petroleum
                           shipping entity;

FLEET TRADE & TRANSPORT    Non-regulated petroleum           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
(U.S.A.) LTD.              shipping entity.                                      INC.

GOLDMAN SACHS GROUP        Holding company.                  England         1   GOLDMAN SACHS (UK) L.L.C.       100.0000%
HOLDINGS (U.K.)

GOLDMAN SACHS BANK USA     To exercise the powers            New York        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           conferred by Section 100 of                           INC.
                           the New York Banking Law.

GOLDMAN SACHS (CAYMAN)     Trust company; acts as            Cayman          2   GOLDMAN SACHS GLOBAL              1.0000%
TRUST, LIMITED             offshore trust administrator      Islands             HOLDINGS L.L.C.
                                                                                 GOLDMAN SACHS (CAYMAN) HOLDING
                                                                                 COMPANY                          99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

ROTHESAY LIFE LIMITED      FSA-regulated Insurance           England         1   ROTHESAY LIFE (CAYMAN)          100.0000%
                           Company                                               LIMITED

ROTHESAY PENSIONS          Employer Sponsor Company          United          1   THE GOLDMAN SACHS GROUP,        100.0000%
MANAGEMENT LIMITED         for Defined Benefit Pension       Kingdom             INC.
                           Plan

GOLDMAN SACHS              Licensed bank in the U.K.         England         1   GOLDMAN SACHS GROUP             100.0000%
INTERNATIONAL BANK         performs foreign currency                             HOLDINGS (U.K.)
                           option and swap trading and
                           is a deposit-taking
                           institution

GSLM HOLDINGS, LLC         To act as parent of               Delaware        1   GOLDMAN SACHS                   100.0000%
                           Unlimited Liability UK                                INTERNATIONAL HOLDINGS LLC
                           entity

GSLM HOLDINGS II, LLC      To act as parent of               Delaware        1   GOLDMAN SACHS                   100.0000%
                           Unlimited Liability UK                                INTERNATIONAL HOLDINGS LLC
                           entity

GOLDMAN SACHS PROPERTY     Non-regulated UK based            England         1   THE GOLDMAN SACHS GROUP,        100.0000%
MANAGEMENT                 entity which holds the                                INC.
                           leasehold improvements for
                           Peterborough Court and
                           incurs all expenses for
                           operating the building.

GS MUNICIPAL PRODUCTS      Holds sponsor certificates        Delaware        2   GOLDMAN, SACHS & CO.              1.0000%
L.L.C.                     issued in tender option
                           programs.                                             THE GOLDMAN SACHS GROUP, INC.    99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

CER HOLDINGS LP            holding entity for CER            Cayman          2   GSEM (DEL) HOLDINGS, L.P.        99.0000%
                           Investments 1 and all             Islands
                           further special purpose
                           vehicles which are
                           incorporated for the
                           business purpose of holding                           CER HOLDINGS GP                   1.0000%
                           CERs                                                                                  ---------
                                                                                                                 100.0000%

CER INVESTMENTS 1          special purpose vehicle to        Cayman          1   CER HOLDINGS LP                 100.0000%
                           hold carbon emission              Islands
                           reduction units (CERs)

GSPS (DEL) L.P.            holding entity for GSPS           Delaware        2   GSPS STRATEGIES CORP.            75.0000%
                           Bermuda Corporation
                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS
                                                                                 L.L.C.                           25.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

CER HOLDINGS GP            general partner to CER            Cayman          1   GOLDMAN SACHS GLOBAL            100.0000%
                           Holdings LP                       Islands             HOLDINGS L.L.C.

ROTHESAY LIFE (CAYMAN)     Insurance holding company         Cayman          1   ROTHESAY LIFE, L.L.C.           100.0000%
LIMITED                    for UK insurance business         Islands

ROTHESAY LIFE, L.L.C.      to hold stock in cayman           Delaware        2   THE GOLDMAN SACHS GROUP,         75.0000%
                           company                                               INC.
                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS
                                                                                 L.L.C.                           25.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

MONEY PARTNERS HOLDINGS    UK residential mortgage           United          1   GOLDMAN SACHS GROUP             100.0000%
LIMITED                    loan originator.                  Kingdom             HOLDINGS (U.K.)

GOLDMAN SACHS OVERSEAS     Non-regulated Paris based         Delaware        2   THE GOLDMAN SACHS GROUP,         99.0000%
FINANCE, L.P.              entity formed to issue a                              INC.
                           $1.5 billion French France
                           Note; finance Company;                                GOLDMAN SACHS (FRANCE) FINANCE,
                                                                                 L.L.C.                            1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

EXCELLENT EQUITY TK        Kamata kosan                      Japan           3   THE GOLDMAN SACHS GROUP,         19.5650%
                           (Residential); Excellent to                           INC.
                           purchase 2 retail store
                           buildings , 1 hotel plus                              GS STRATEGIC INVESTMENTS JAPAN
                           parking area ( land), 1                               LLC                              25.0000%
                           residential and 5 lands.
                                                                                 EXCELLENT EQUITY CO., LTD.        5.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

ELQ INVESTORS, LTD         "Holding" company for             England         1   MTGLQ INVESTORS, L.P.           100.0000%
                           distressed debt investments

PERCIER FINANCE SAS        Investment company.               France          1   ELQ INVESTORS, LTD               90.0000%

Fleet Properties, Compra e Property company                  Portugal        2   ELQ INVESTORS, LTD               99.0000%
Venda de Im??veis, Lda     incorporated in Portugual
                           for the purpose of                                    MTGLQ INVESTORS, L.P.             1.0000%
                           participating in the public                                                           ---------
                           auctions of properties held                                                           100.0000%
                           as collateral for the NPL
                           portfolios held by PMF-2,
                           Ltd


MONT BLANC ACQUISITIONS    Total Return Swap                 England         1   ELQ INVESTORS, LTD              100.0000%
LTD                        counterparty for the Mont
                           Blanc NPL Portfolio

MATTERHORN ACQUISITIONS    SPV incorporated for the          England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
LTD.                       acquisition of a portfolio                            INVESTMENT FUND B.V.
                           of NPLs from Delmora Bank
                           in Germany

MB ACQUISITIONS B.V.       Joint venture company for         Netherlands     1   ELQ INVESTORS, LTD               50.0000%
                           the Mont Blanc
                           non-performing loan
                           portfolio

GOLDMAN SACHS CREDIT       Established to hold a             England         1   ELQ INVESTORS, LTD              100.0000%
PARTNERS (EUROPE) LTD      portfolio of investments.

GOLDMAN SACHS POWER L.L.C. DULLES HOLDING CORP. was          Delaware        2   J. ARON HOLDINGS, L.P.           99.0000%
                           former name. Established to
                           serve as the exclusive                                J. ARON & COMPANY                 1.0000%
                           advisor to Constellation                                                              ---------
                           Power Source Inc. for power                                                           100.0000%
                           trading and risk management.


ALKAS REALTY PRIVATE       The entity is a SPC which         Singapore       2   THE GOLDMAN SACHS GROUP,         19.5650%
LIMITED                    will purchase DBS tower as                            INC.
                           a rental property in
                           Singapore.                                            BAEKDU INVESTMENTS LIMITED       30.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

EXCHANGE REALTY SRL        Investment holding company        Barbados        2   THE GOLDMAN SACHS GROUP,         19.5650%
                           formed for the purpose of                             INC.
                           investing in real estate in
                           China                                                 BAEKDU INVESTMENTS LIMITED       30.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

CASE G, LLC                Purchase retail installment       Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           contracts (RICs) and Auto
                           Loans from Banks, Thrifts,
                           Credit Unions, Independent
                           Finance Companies and other
                           Specialty Finance Dealer
                           Related Company. Purchase
                           loans and get leverage or
                           securitize after a couple
                           of years (couldP

GSFS INVESTMENTS IV, LLC   To hold two operating             Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           leases on mining equipment.

GOLDMAN SACHS FUTURES      Principally engaged in            Hong Kong       1   GOLDMAN SACHS HOLDINGS          100.0000%
(ASIA) LIMITED             dealing in futures                                    (HONG KONG) LIMITED
                           contracts on behalf of
                           affiliated companies on the
                           Hong Kong Futures Exchange
                           Limited ("HKFE").

TRIUMPH INVESTMENTS        Primarily established to          Ireland         1   BEST II INVESTMENTS             100.0000%
(IRELAND) LIMITED          hold ASSG positions in                                (DELAWARE) L.L.C.
                           Korean assets.

GS 767 LEASING LLC         Established as part of an         Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           SSG Structured Investing
                           Group transaction.

BLOSSOM HOLDING III BV     GS European Opportunities         Netherlands     1   GS EUROPEAN OPPORTUNITIES       100.0000%
                           Fund BV subsidary for Ihr                             INVESTMENT FUND B.V.
                           Platz Investment

REP FSB REAL ESTATE,       REPIA entity.                     Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
L.L.C.                                                                           INC.

GS LPII PHASE I REALTY,    REPIA entity.                     Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
LLC                                                                              INC.

MARS EQUITY CO., LTD.      Purchasing Loans, Holding         Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           Real estates and                                      LTD.
                           Securities.

OOO GOLDMAN SACHS          This entity was set up as         Russia          1   GS RBD HOLDINGS, L.P.           100.0000%
                           part of an AMSSG Structured
                           Investing Group transaction

GCN CE HOLDINGS            The entity will own several       Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
CORPORATION                micro-ticket machine leases                           INC.
                           throughout the US and
                           Canada.

OOO GOLDMAN SACHS BANK     Trade FX and interest rate        Russia          1   THE GOLDMAN SACHS GROUP,        100.0000%
                           products.                                             INC.

J. ARON & COMPANY          Dealer in petroleum, metals       New York        2   THE J. ARON CORPORATION           0.2000%
                           (precious and base), grain
                           and coffee/cocoa in the                               J. ARON HOLDINGS, L.P.           99.8000%
                           spot and forward markets                                                              ---------
                           and foreign currency                                                                  100.0000%
                           options and maintains seats
                           on various exchanges;
                           Commodities dealer


J. ARON & COMPANY          The principal activity of         Singapore       1   GOLDMAN SACHS FOREIGN           100.0000%
(SINGAPORE) PTE.           the Company is to trade in                            EXCHANGE (SINGAPORE) PTE.
                           physical oil and oil
                           related derivative
                           contracts including
                           forwards, swaps, options
                           and futures.

GOLDMAN SACHS (SINGAPORE)  Holder of a Capital Markets       Singapore       1   GOLDMAN SACHS FOREIGN           100.0000%
PTE.                       Services Licence to advise                            EXCHANGE (SINGAPORE) PTE.
                           on corporate finance, deal
                           in securities, leveraged
                           foreign exchange trading
                           and fund management.

GOLDMAN SACHS FOREIGN      Non-regulated entity which        Singapore       1   GOLDMAN SACHS HOLDINGS          100.0000%
EXCHANGE (SINGAPORE) PTE.  is a holding company and                              (HONG KONG) LIMITED
                           deals in foreign exchange
                           and derivative contracts

GOLDMAN SACHS FUTURES PTE  Clearing of futures and           Singapore       1   GOLDMAN SACHS FOREIGN           100.0000%
LTD                        options contracts                                     EXCHANGE (SINGAPORE) PTE.

RAINBOW PLAZA CAPITAL SRL  Holds a residential               Barbados        2   THE GOLDMAN SACHS GROUP,         19.5650%
                           building in Shanghai, China.                          INC.

                                                                                 BAEKDU INVESTMENTS LIMITED       30.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

GOLDMAN SACHS LONGEVITY    UK Proprietary trading            England         2   GSLM HOLDINGS, LLC               99.0000%
MARKETS (U.K.)             entity for the Longevity
                           Markets Group                                         GSLM HOLDINGS II, LLC             1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

J. ARON (CHINA)            Trading of base metals and        People's        1   J. ARON (CHINA) HOLDINGS        100.0000%
COMMODITIES TRADING        other commodities in China        Republic of         L.L.C.
COMPANY LIMITED                                              China


GS INVESTMENT STRATEGIES   Sub-advisor to Liberty            Singapore       1   GOLDMAN SACHS FOREIGN           100.0000%
(SINGAPORE) PTE            Harbor                                                EXCHANGE (SINGAPORE) PTE.

EXCHANGE (BEIJING) CO.     To hold Exchange Tower in         People's        1   EXCHANGE REALTY SRL             100.0000%
LIMITED                    Beijing.                          Republic of
                                                             China

GARDEN PLAZA CAPITAL CO.   To hold Garden Plaza in           People's        1   GARDEN PLAZA CAPITAL SRL        100.0000%
LTD                        China.                            Republic of
                                                             China

SHANGHAI FUJITA TIANSHAN   To hold Rainbow Plaza in          People's        1   RAINBOW PLAZA CAPITAL SRL       100.0000%
HOUSING DEVELOPMENT CO.,   China.                            Republic of
LTD.                                                         China

GOLDMAN SACHS (MAURITIUS)  Vehicle for investing in          Mauritius       1   GS INDIA HOLDINGS L.P.          100.0000%
L.L.C.                     India; holding company for
                           Goldman Schs (India)
                           Securities Private Limited
                           and Goldman Sachs Services
                           Private Limited. The
                           Company was also the
                           holding company for GS
                           joint venture in Kotak
                           Mahindra Capital Company
                           and Kotak Secur

GOLDMAN SACHS INVESTMENTS  Primarily engaged in              Mauritius       1   GS INDIA HOLDINGS L.P.          100.0000%
(MAURITIUS) I  LIMITED     trading of financial
                           products including equity
                           securities in India and
                           other Asian countries.

GOLDMAN SACHS (RUSSIA)     Business tranferred to J.         England         1   GOLDMAN SACHS                   100.0000%
                           Aron & Company (U.K.).                                INTERNATIONAL HOLDINGS LLC
                           Entity to be used to set up
                           an IBD branch in Russia.

GOLDMAN SACHS (LABUAN)     The principal activities          Malaysia        1   GOLDMAN SACHS HOLDINGS          100.0000%
INVESTMENT BANK LIMITED    include investment banking                            (HONG KONG) LIMITED
                           and trading of financial
                           products.

J.ARON(CHINA)TRADING       Trading of base metals and        China           1   J. ARON (CHINA)                 100.0000%
BEIJING                    other commodities in China.                           COMMODITIES TRADING
                                                                                 COMPANY LIMITED

EURO-SPLITTER B.V.         Non-regulated Dutch entity        Netherlands     1   J. ARON & COMPANY               100.0000%
                           established to invest in a        Antilles
                           condensate splitter.

LIBERTY HARBOR I GP, LLC   General Partner of Liberty        Delaware        1   GSCS HOLDINGS II LLC            100.0000%
                           Harbor Master Fund

GSCS HOLDINGS I LLC        Holding Company of GSCS           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Holdings II, LLC which in                             INC.
                           turn holds GS Capital
                           Strategies LLC

GSPS BERMUDA CORPORATION   to hold equity investments        Bermuda         1   GSPS (DEL) L.P.                 100.0000%
LIMITED                    for GSPSto hold equity
                           investments for GSPS

GOLDMAN SACHS SERVICES     Technology and data process       India           2   GOLDMAN SACHS (ASIA)              1.0520%
PRIVATE LIMITED            entity.                                               FINANCE

                                                                                 GOLDMAN SACHS (MAURITIUS)        98.9480%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS              Business tranferred to            England         1   GOLDMAN SACHS HOLDINGS          100.0000%
INTERNATIONAL FINANCE      Goldman Sachs International                           (U.K.)

GSISPL- Bangalore Branch   Foreign Merchant Banking          India           1   GOLDMAN SACHS (INDIA)           100.0000%
                                                                                 SECURITIES PRIVATE LIMITED

GOLDMAN SACHS TRADING AND  Sales agent for affiliated        Netherlands     2   J. ARON HOLDINGS, L.P.            0.2500%
CLEARING SERVICES          companies. Non-regulated
(NETHERLANDS) B.V.         entity established to                                 J. ARON & COMPANY                99.7500%
                           employ traders in Rotterdam.                                                          ---------
                                                                                                                 100.0000%

THE EUROPEAN POWER SOURCE  Dutch Holding Co for              Netherlands     1   THE GOLDMAN SACHS GROUP,        100.0000%
COMPANY (B.V.)             Pan-European power trading                            INC.
                           business

THE EUROPEAN POWER SOURCE  Trading power in the              England         1   THE EUROPEAN POWER SOURCE       100.0000%
COMPANY (U.K.) LIMITED     UK/NETA Environment.                                  COMPANY (B.V.)

PATTERSON CAPITAL MARKETS, Futures introducing broker.       Illinois        1   THE GOLDMAN SACHS GROUP,        100.0000%
LTD.                                                                             INC.

GOLDMAN SACHS (INDIA)      Broker/Dealer, merchant           India           1   GOLDMAN SACHS (MAURITIUS)       100.0000%
SECURITIES PRIVATE LIMITED banking, provide financial                            L.L.C.
                           services

GS RBD HOLDINGS, L.P.      Partnership will hold an          Delaware        2   GS RBD HOLDINGS I CORP.          99.0000%
                           equity interest in a new
                           Russian broker/dealer                                 GS RBD HOLDINGS II CORP.          1.0000%
                           entity.                                                                               ---------
                                                                                                                 100.0000%

GS RBD HOLDINGS I CORP.    Holding company for a US          Delaware        1   THE GOLDMAN SACHS GROUP,         100.0000%
                           partnership, which in turn                            INC.
                           will hold an interest in a
                           new Russian broker/dealer
                           entity.

GS RBD HOLDINGS II CORP.   Holding company for a US          Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           partnership, which in turn                            INC.
                           will hold an interest in a
                           new Russian broker/dealer
                           entity.

GOLDMAN SACHS (MAURITIUS)  Holding company for NBFC          Mauritius       1   GS INDIA HOLDINGS L.P.          100.0000%
NBFC L.L.C.                companies in India

GOLDMAN SACHS PARIS INC.   Investment banking                France          2   GOLDMAN, SACHS & CO.             99.0000%
ET CIE                     activities;
                           reception-transmission of                             GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
                           orders, equity and equity                             L.L.C.                          ---------
                           derivatives; private                                                                  100.0000%
                           banking; marketing of asset
                           management products to
                           institutional clients;
                           coutnerparty to derivatives
                           products for mexican
                           institutions

GSI Qatar FC branch        IBD services out of Quatar        United          1   GOLDMAN SACHS INTERNATIONAL     100.0000%
                           financial centre                  Kingdom

GS SITE 25 HOTEL HOLDINGS, Entity to house the holding       Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
LLC                        company for Embassy Suite                             INC.
                           Hotel Acquisition

GS SITE 25 RETAIL, LLC     real estate operating             Delaware        1   GS SITE 25 RETAIL               100.0000%
                           entity for the retail                                 HOLDINGS, LLC
                           condominium located at 102
                           North End Avenue, New York,
                           NY

GS SITE 25 RETAIL          Entity to house holding           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
HOLDINGS, LLC              company for the Embassy                               INC.
                           Suite Retail Acquisition

GS SITE 25 HOTEL, LLC      real estate operating             Delaware        1   GS SITE 25 HOTEL HOLDINGS,      100.0000%
                           entity for the hotel                                  LLC
                           condominium known as
                           Embassy Suites located at
                           102 North End Avenue, New
                           York, NY

PRATHAM INVESTMENTS AND    The company is an existing        India           2   GOLDMAN SACHS SERVICES            0.3360%
TRADING PRIVATE LIMITED    company incorporated in                               PRIVATE LIMITED
                           India in 1991, under the
                           provisions of Companies                               GOLDMAN SACHS (MAURITIUS)        99.6640%
                           Act, 1956.  It is                                     NBFC L.L.C.                     ---------
                           registered with the Reserve                                                           100.0000%
                           bank of India as a
                           non-banking financial
                           company.  The primary
                           activity has inter-alia
                           involved granting of l

GOLDMAN SACHS (UK) L.L.C.  Holding company for CIN           Delaware        2   GOLDMAN SACHS (UK) L.L.C.        99.0000%
III                        Managemenet
                                                                                 GOLDMAN SACHS GROUP HOLDINGS      1.0000%
                                                                                 (U.K.)
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS ASSET        Holding company for CIN           England         1   GOLDMAN SACHS (UK) L.L.C.       100.0000%
MANAGEMENT HOLDINGS        Management which is now                               III
                           inactive

CIN MANAGEMENT             British Coal's pension fund       England         1   GOLDMAN SACHS ASSET             100.0000%
                           manager (see Other                                    MANAGEMENT HOLDINGS
                           Information)

PT GOLDMAN SACHS INDONESIA Dormant company                   Indonesia       3   GOLDMAN SACHS (ASIA              90.0000%
                                                                                 PACIFIC) L.L.C.

                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS     0.1000%
                                                                                 L.L.C.

                                                                                 GOLDMAN SACHS (CAYMAN) HOLDING    9.9000%
                                                                                 COMPANY
                                                                                                                 ---------
                                                                                                                 100.0000%

VANTAGE GROUND (MAURITIUS) Shareholder of India SPV          Mauritius       1   GS INDIA HOLDINGS L.P.          100.0000%
LIMITED                    which in turn hold land and
                           develop building in
                           Bangalore.

SAFFRON PROPERTIES PRIVATE To own / invest in real           India           1   VANTAGE GROUND (MAURITIUS)      100.0000%
LIMITED                    estate in India.                                      LIMITED

GSIP HOLDCO A LLC          holding company                   Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                                                                                 INC.

GSIP HOLDCO B LLC          holding company                   Delaware        1   GSIP HOLDCO A LLC               100.0000%

GOLDMAN SACHS INVESTMENT   General Partner to make           Cayman          1   GSEM (DEL) HOLDINGS, L.P.       100.0000%
PARTNERS HOLDCO CAYMAN     nominal investment in GSIP        Islands
LTD.                       entities

GOLDMAN SACHS (ASIA)       Partnership holding company       Delaware        5   THE GOLDMAN SACHS GROUP,         14.2637%
CORPORATE HOLDINGS L.P.    for the AEJ Group.                                    INC.

                                                                                 GOLDMAN SACHS (ASIA) FINANCE     13.7827%
                                                                                 HOLDINGS L.L.C.

                                                                                 GS INDIA HOLDINGS (DELAWARE)      0.0000%
                                                                                 L.L.C.

                                                                                 GOLDMAN SACHS (DELAWARE)         11.6899%
                                                                                 HOLDING CORPORATION
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS CHINA        The entity is setup for the       Mauritius       1   JADE DRAGON (MAURITIUS)         100.0000%
STRATEGIC INVESTMENTS      purpose of acquiring ASSG                             LIMITED
LIMITED                    investments.

GOLDMAN SACHS CHINA        To hold investments in            Mauritius       1   GS ASIAN VENTURE                100.0000%
INVESTMENTS (MAURITIUS)    private and public                                    (DELAWARE) L.L.C.
LIMITED                    companies with operations
                           in the Peoples Republic of
                           China.  A Limited Partner
                           of HOPU USD Master Fund I,
                           L.P.

VANTAGE STRIDE (MAURITIUS) To hold investments in            Mauritius       1   GS ASIAN VENTURE                100.0000%
LIMITED                    financial instruments                                 (DELAWARE) L.L.C.
                           mainly loans and equities
                           in Asia ex-japan.

VANTAGE QUEST (MAURITIUS)  To hold investments in            Mauritius       1   GS ASIAN VENTURE                100.0000%
LIMITED                    financial instruments                                 (DELAWARE) L.L.C.
                           mainly loans and equities
                           in Asia ex-japan.

GS GLOBAL COMMODITIES SPC  Not commenced business.           Cayman          1   GOLDMAN SACHS HOLDINGS          100.0000%
                           Intended to be a segregated       Islands             (HONG KONG) LIMITED
                           portfolio company

GOLDMAN SACHS RE           Holding company for ASSG          Cayman          1   GS ASIAN VENTURE                100.0000%
INVESTMENTS HOLDINGS       investments.                      Islands             (DELAWARE) L.L.C.
LIMITED

OXLEY INVESTMENTS BV       Investment holding for ASSG       Netherlands     1   GS ASIAN VENTURE                100.0000%
                           Indonesian investments.                               (DELAWARE) L.L.C.

WWD RUBY LIMITED           To hold investments in            Mauritius       1   VANTAGE STRIDE (MAURITIUS)      100.0000%
                           financial instruments                                 LIMITED
                           mainly loans and equities
                           in Asia ex-japan.

EXPRESS INVESTMENTS II     SPV for ASSG.  Equity             Malaysia        1   GOLDMAN SACHS HOLDINGS          100.0000%
PRIVATE LTD.               investments in Korean                                 (MAURITIUS) LIMITED
                           Investment SPC (50%) and
                           ChoHung Bank joint venture
                           restructuring SPC (49%).
                           (All loans were classified
                           as non-performing loans).

GOLDMAN SACHS HOLDINGS     Holding company for ASSG          Mauritius       2   GOLDMAN SACHS (ASIA)             99.0000%
(MAURITIUS) LIMITED        investments.                                          FINANCE HOLDINGS L.L.C.

                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

LANDPRO INVESTMENTS        Affiliate of Baekdu (ASSG         Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
(DELAWARE) L.L.C.          flagship entity for GS to                             (DEL)
                           invest in REO deals in AEJ
                           (Asia excluding Japan)).

GOLDMAN SACHS SERVICES     Baekdu is an ASSG flagship        British         1   GOLDMAN SACHS GLOBAL            100.0000%
(B.V.I.) LIMITED           entity for GS to invest in        Virgin              SERVICES II LIMITED
                           REO deals in AEJ (Asia            Islands
                           excluding Japan) and
                           Landpro was setup between
                           GS Financial Services L.P.
                           (DEL) and Baekdu for
                           legal/tax reasons.

GOLDMAN SACHS (DELAWARE)   Holding Company for GS            Delaware        3   GOLDMAN, SACHS & CO.             15.6600%
HOLDING CORPORATION        (Asia) Corporate Holding LP
                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS     7.9200%
                                                                                 L.L.C.

                                                                                 J. ARON & COMPANY                76.4200%
                                                                                                                 ---------
                                                                                                                 100.0000%

DISTRESSED OPPORTUNITIES   To hold and invest in             Delaware        1   THE GOLDMAN SACHS GROUP,         90.0000%
INTERNATIONAL, INC.        securities and engage in                              INC.
                           general commercial
                           activities

RESTAMOVE IRELAND LIMITED  The Company invests in            Ireland         1   GS FINANCIAL SERVICES L.P.      100.0000%
                           financial instruments                                 (DEL)
                           including foreign
                           currencies, securities and
                           other financial products.

GS LINDEN POWER HOLDINGS   Entity was acquired as part       Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
LLC                        of the Linden venture.                                INC.

J. ARON (CHINA) HOLDINGS   Holding company for the           Delaware        1   GOLDMAN SACHS GLOBAL            100.0000%
L.L.C.                     WFOE set up for the                                   HOLDINGS L.L.C.
                           commodities business.

SHIPCO HOLDINGS II, LTD.   indirect holding company          Cayman          1   GOLDMAN SACHS HOLDINGS          100.0000%
                           for shipping assets               Islands             (HONG KONG) LIMITED

GOLDMAN SACHS INVESTMENT   General Partner to make           Delaware        1   GS INVESTMENT STRATEGIES,       100.0000%
PARTNERS GP, LLC           nominal investment in GSIP                            LLC
                           entities

GOLDMAN SACHS GLOBAL       Employer of certain US            Cayman          1   THE GOLDMAN SACHS GROUP,        100.0000%
SERVICES I LIMITED         citizens/green card holders       Islands             INC.
                           outside US

GOLDMAN SACHS GLOBAL       Employer of certain US            Cayman          2   GOLDMAN SACHS GLOBAL              1.0000%
SERVICES II LIMITED        citizens/green card holders       Islands             HOLDINGS L.L.C.
                           outside US
                                                                                 GOLDMAN SACHS (CAYMAN) HOLDING   99.0000%
                                                                                 COMPANY
                                                                                                                 ---------
                                                                                                                 100.0000%

WALL STREET ON DEMAND,     WSOD Acquisition Corp.            Delaware        1   THE GOLDMAN SACHS GROUP,         95.4113%
INC.                       merged into Wall Street On                            INC.
                           Demand, Inc. on 4/17/06.

GOLDMAN SACHS HOUSING AND  GNMA issuer/servicer and a        New York        2   THE GOLDMAN SACHS GROUP,         99.0000%
HEALTH CARE FUNDING        non-supervised mortgagee                              INC.
COMPANY                    under FHA regulationss to
                           originate, process and                                GOLDMAN SACHS HOUSING AND         1.0000%
                           service FHA insured                                   HEALTH CARE CAPITAL CORPORATION
                           mortgages                                                                             ---------
                                                                                                                 100.0000%


REP SVY REALTY HOLDINGS,   Entity is the holding             Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
L.L.C.                     company that owns Savoy.                              INC.

GSUIG, L.L.C.              investment vehicle for UIG        Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                                                                                 INC.

GS ACA, LLC                Member in Agricultural            Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Company of America Holdings                           INC.
                           LLC, a joint venture with
                           Duquesne Partners to invest
                           in agricultural (farm) real
                           estate

GS-MPIM II, LLC            Firm direct investment.GS         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           MPIM II, L.L.C.                                       INC.

GOLDMAN SACHS HOUSING AND  Originates and services FHA       New York        1   THE GOLDMAN SACHS GROUP,        100.0000%
HEALTH CARE CAPITAL        insured mortgages; General                            INC.
CORPORATION                Partner in Goldman Sachs
                           Housing and Health Care
                           Funding Company

COMMONWEALTH ANNUITY AND   CwA (formerly AFLIAC)             Massachusetts   1   THE GOLDMAN SACHS GROUP,        100.0000%
LIFE INSURANCE COMPANY     contains the variable                                 INC.
                           annuity and variable
                           universal life business
                           acquired from Allmerica
                           Financial Corp. CwA
                           contains the variable
                           annuity and variable
                           universal life business
                           acquired from Allmerica
                           Financial Corp.

COMM. ANN. AND LIFE INS.   This is an insurance              Massachussets   1   THE GOLDMAN SACHS GROUP,        100.0000%
CO                         company organized under the                           INC.
                           laws of Massachusetts.  The
                           Company manages blocks of
                           variable annuity, variable
                           universal life and minor
                           blocks of group retirement
                           products.

ARROW CAPITAL REINSURANCE  ow Capital Risk Services          Bermuda         1   THE GOLDMAN SACHS GROUP,        100.0000%
COMPANY, LIMITED           Limited).will be the risk                             INC.
                           taking entity for our
                           property catastrophe
                           reinsurance business.
                           Arrow Capital Re will not
                           have any employees.  All
                           reinsurance professionals
                           supporting the business
                           will be employees of GS
                           Risk Adviso

EASTPORT CAPITAL CORP.     Engage in life settlements        Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           business                                              INC.

EPF FINANCIAL, LLC         Purchaser of life settled         Delaware        1   EASTPORT CAPITAL CORP.          100.0000%
                           policies.

GS RE HOLDINGS, INC.       SPE set up as a Holding           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           entity for Life Settlement                            INC.
                           Solutions , Inc.

LONGMORE CREDIT, LLC       premium finance company           Delaware        1   GS RE HOLDINGS, INC.            100.0000%

ARROW CORPORATE MEMBER     Licensed insurance entity         Delaware        2   THE GOLDMAN SACHS GROUP,         75.0000%
HOLDINGS LLC               that facilitates the life                             INC.
                           settlements agency
                           business,including the                                GOLDMAN SACHS GLOBAL HOLDINGS    25.0000%
                           premium finance business.                             L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

QXX INDEX CO., LLC         to own and operate the QxX        Delaware        1   GS RE HOLDINGS, INC.            100.0000%
                           Longevity/Mortality Index

LONGMORE CAPITAL, LLC      life settlement companylife       Delaware        1   GS RE HOLDINGS, INC.            100.0000%
                           settlement company

LONGMORE CREDIT SERVICES,  originate and service Life        Delaware        1   GS RE HOLDINGS, INC.            100.0000%
LLC                        Finance business

GS INVESTMENT STRATEGIES,  Asset Management Company          Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
LLC                                                                              INC.

ARROW CAPITAL INVESTMENT   Bermuda-based investment          Bermuda         2   GOLDMAN SACHS RISK               99.0000%
SERVICES, LTD.             provider and will be                                  ADVISORS, L.P.
                           providing investment
                           management services to                                GS RISK ADVISORS, INC.            1.0000%
                           Irish Unit Trusts owned by                                                            ---------
                           GS. This business is part                                                             100.0000%
                           of the Longevity Markets
                           Group of GS Reinsurance
                           Group.



GOLDMAN SACHS IUT          An Irish Fund Management          Ireland         1   THE GOLDMAN SACHS GROUP,        100.0000%
MANAGEMENT LIMITED         Company                                               INC.

GOLDMAN SACHS RISK         Licensed re-Insurance             Delaware        2   THE GOLDMAN SACHS GROUP,         99.0000%
ADVISORS, L.P.             intermediary in NY that can                           INC.
                           act as re-insurance broker;
                           licensed re-insurance                                 GS RISK ADVISORS, INC.            1.0000%
                           broker in CT.
                                                                                                                 ---------
                                                                                                                 100.0000%

GS RISK ADVISORS, INC.     General Partner of GS Risk        Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Advisors, L.P.                                        INC.

ARROW CAPITAL RISK         Maintains Insurance               Bermuda         1   GOLDMAN SACHS RISK              100.0000%
SERVICES LIMITED           Broker's license in                                   ADVISORS, L.P.
                           Bermuda, effective 3/27/98;
                           reinsurance intermediary
                           that can act as reinsurance
                           broker.

GOLDMAN SACHS RISK         Reinsurance broker.               Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
SERVICES L.L.C.                                                                  INC.

GS EUROPEAN OPPORTUNITIES  Subsidiary of ELQ and             United          1   ELQ INVESTORS, LTD              100.0000%
FUND III L.P.              Holdco for Opp Fund 3             Kingdom

GS EUROPEAN INVESTMENT     Subdiairy of GS European          England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
GROUP III LTD.             Opportunities Fund III LP                             FUND III L.P.
                           to trade in loan and bond
                           positions

THO B.V.                   Holding company for Akfen         Netherlands     1   ELQ INVESTORS, LTD              100.0000%
                           REIT

KYPRIS ACQUISITIONS LTD    SPV purchaser for portfolio       England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
                           of NPLs from HVB named                                FUND II L.P.
                           Project Aphrodite

POSEIDON ACQUISITIONS LTD  ESSG Portfolio SPV for            England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
                           Kreta II NPL portfolio in                             FUND II L.P.
                           the Opportunities Fund II

GS EUROPEAN OPPORTUNITIES  General partner of the            England         1   ELQ INVESTORS, LTD              100.0000%
FUND II GP LTD             HoldCo LP of the European
                           Opportunities Fund II

KAGAWA (DELAWARE) L.L.C.   Parent of Leaf Green              Delaware        1   GOLDMAN SACHS HOLDINGS          100.0000%
                           TK-2312 (loan SPC)                                    (MAURITIUS) LIMITED

BAY WIND REALTY FINANCE    Purchasing loans jointly          Cayman          1   MLQ INVESTORS, L.P.             100.0000%
(CAYMAN) COMPANY           with Nochu. Owns equity in        Islands
                           subsidiary (Owns TE
                           Capital).

RAICHO CO., LTD.           Flagged for Omotesando deal.      Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                                                                                 LTD.

WAKAKUSA KAIHATSU CO.,     Flagged for Oomotesando           Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
LTD.                       Deal.                                                 LTD.

GK CRYSTAL INVESTMENT      Holding SPL. Flagged for          Japan           2   GOLDMAN SACHS REALTY JAPAN        1.0000%
                           ASSG SPL Deal.                                        LTD.

                                                                                 MLQ INVESTORS, L.P.              99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GK KANAGAWA HOLDING        Flagged for Kohnan home           Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           center deal. Owns
                           beneficiary rights.

GK TAMATSUKURI ONSEN       ASSG/REPIA Onsen                  Japan           1   AR HOLDINGS GK                  100.0000%
KAIHATSU                   deal.Managiment of Onsen
                           ryokan( Japanese style
                           Hotel.)

GK HAKATA HOTEL HOLDING    Flagged for Hotel                 Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           centraza.Holding Hotel.                               LTD.

HAKATA HOTEL HOLDING TK    To hold a 197-romm city           Japan           3   THE GOLDMAN SACHS GROUP,         18.9623%
                           hotel , Hotel Centraza, in                            INC.
                           Japan.
                                                                                 GS STRATEGIC INVESTMENTS JAPAN   29.0758%
                                                                                 LLC

                                                                                 GK HAKATA HOTEL HOLDING           1.0000%
                                                                                                                 ---------
                                                                                                                  49.0381%

GK KEISEN KAIHATSU         Flagged for Fujiya Deal.          Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           Holding hard asset (ginni
                           Building).

KEISEN KAIHATSU TK         To purchase buildings in          Japan           3   THE GOLDMAN SACHS GROUP,         19.5650%
                           Tokyo from Fujiya, a                                  INC.
                           confectionary Co. in Japan.
                                                                                 GS STRATEGIC INVESTMENTS JAPAN   25.0000%
                                                                                 LLC

                                                                                 GK KEISEN KAIHATSU                5.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

UMEDA KAIHATSU TMK         Holding real estate.              Japan           1   MLQ INVESTORS, L.P.             100.0000%

KAWASAKI HOLDINGS CO.,     Flagged for Kawasaki Hotel        Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
LTD.                       Deal/Owns hotel assets.                               LTD.
                           Owns beneficiary right of
                           Hotel Nikko Kawasaki. Also
                           owns equity in subsidiary.

GK IMPACT HOLDING          Flagged for Nihon Birudo          Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           Deal. Owns hard asset.                                LTD.

IMPACT HOLDING TK          To acquire a piece of land        Japan           3   THE GOLDMAN SACHS GROUP,         19.5650%
                           with a building in Chiba                              INC.
                           and rebuild a new shopping
                           center                                                GS STRATEGIC INVESTMENTS JAPAN   25.0000%
                                                                                 LLC

                                                                                 GK IMPACT HOLDING                 5.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

SENRI CHUO GK              Flagged for Osaka Senri           Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           deal.                                                 LTD.

SENRI CHUO TK              To purchase a building            Japan           3   THE GOLDMAN SACHS GROUP,         19.5650%
                           named Senri Life Science                              INC.
                           Center in Japan.
                                                                                 GS STRATEGIC INVESTMENTS JAPAN   25.0000%
                                                                                 LLC

                                                                                 SENRI CHUO GK                     5.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

PRIME ASSET CO., LTD.      Dormant                           Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                                                                                 LTD.

PRIME ASSET TK             To purchase real estate and       Japan           3   THE GOLDMAN SACHS GROUP,         19.5650%
                           the Juraku 8 building in a                            INC.
                           commercial area in Japan
                           from KK Juraku.                                       GS STRATEGIC INVESTMENTS JAPAN   25.0000%
                                                                                 LLC

                                                                                 PRIME ASSET CO., LTD.             5.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

TG FUND II CO., LTD.       Flagged for TG Fund Deal          Japan           1   AMETHYST REALTY TK              100.0000%
                           (SMAP 2)

TG FUND II TK              To purchase 28 assets such        Japan           2   AMETHYST REALTY TK               99.0000%
                           as an office, retail and
                           multifamily residential                               TG FUND II CO., LTD.              1.0000%
                           properties located all over                                                           ---------
                           Japan from Yusei Fukushi a                                                            100.0000%
                           pension fund manager for
                           Japan Post.



RESTIR INVESTMENT CO.,     Real EstateFlagged for            Japan           1   JUPITER INVESTMENT CO.,          50.0000%
LTD.                       Restir Deal.                                          LTD.

GOLDMAN SACHS INTL ZURICH  Provides sales and mkting         Switzerland     1   GOLDMAN SACHS INTERNATIONAL     100.0000%
BRAN                       services for equity mkt

GOLDMAN SACHS BANK AG      Zurich based bank providing       Switzerland     1   THE GOLDMAN SACHS GROUP,        100.0000%
                           financial services to                                 INC.
                           wealthy individual clients,
                           lead-manager of Swiss Franc
                           denominated warrants and
                           providing  clearance for
                           Swiss equity
                           securities;Zurich based
                           bank providing financial
                           services to wealthy
                           individual client

GSCO BETEILIGUNGS GMBH     Established to buy                Germany         1   GOLDMAN, SACHS & CO. OHG        100.0000%
                           preferred shares in
                           NetJets, a Swiss based
                           company.

GOLDMAN, SACHS & CO.       Managing general partner of       Germany         1   THE GOLDMAN SACHS GROUP,        100.0000%
FINANZ GMBH                Goldman, Sachs & Co. oHG, a                           INC.
                           German general partnership;
                           non regulated

GSI, ZWEIGNIEDERLASSUNG    Branch of GSI, only FICC &        United          1   GOLDMAN SACHS INTERNATIONAL     100.0000%
FRANKF                     equity sales                      Kingdom

GOLDMAN, SACHS & CO. OHG   Frankfurt based subsidiary        Germany         2   GOLDMAN, SACHS & CO.              1.0000%
                           which provides investment                             FINANZ GMBH
                           banking services; German
                           bank; documents must be                               GOLDMAN SACHS (CAYMAN) HOLDING   99.0000%
                           signed by authorized                                  COMPANY
                           persons in Frankfurt;                                                                 ---------
                           CONSULT WITH ANDREAS                                                                  100.0000%
                           KOERNLEIN FOR PROPER
                           SIGNING AUTHORITY.
                           Approved Person.



GOLDMAN SACHS (CAYMAN)     Non-regulated holding             Cayman          2   THE GOLDMAN SACHS GROUP,         97.0000%
HOLDING COMPANY            company and General Partner       Islands             INC.
                           of Goldman Sachs & Co. OHG;
                           parent of The Goldman Sachs                           GOLDMAN SACHS GLOBAL HOLDINGS
                           (Cayman) Trust Limited                                L.L.C.                            3.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

Goldman, Sachs Management  General Partner of GS             Germany         1   GOLDMAN, SACHS & CO. OHG        100.0000%
GP GmbH                    Capital Partners 2000 GmbH
                           & Co. Beteiligungs KG

GOLDMAN, SACHS GIVES GMBH  Charity                           Germany         1   GSCO BETEILIGUNGS GMBH          100.0000%

GOLDMAN, SACHS & CO.       Nominee Company for               Germany         1   GOLDMAN, SACHS & CO. OHG        100.0000%
VERWALTUNGS GMBH           Rhein-Donau Capital
                           Partners Fund and GS
                           Capital Partners II and III
                           (Germany) C.L.P.

GOLDMAN SACHS (AO) L.L.C.  Rep office in Moscow and          Delaware        2   THE GOLDMAN SACHS GROUP,         99.0000%
                           has in past entered into                              INC.
                           M&A advisory engagements in
                           Russia; does not engage in                            GOLDMAN SACHS GLOBAL HOLDINGS
                           securities trading or                                 L.L.C.                            1.0000%
                           brokerage; As of 1/1/02                                                               ---------
                           once again operating a                                                                100.0000%
                           branch in Russia, taxable
                           by Russian authorities,
                           supplying consultancy
                           servicest

KPL HOLDINGS LIMITED       Killingholme holding              Cayman          1   KPL ACQUISITIONS LIMITED        100.0000%
                                                             Islands

KPL FUNDING LIMITED        Killingholme funding              Cayman          2   KPL HOLDINGS LIMITED            100.0000%
                                                             Islands
                                                                                 GS KILLINGHOLME CAYMAN
                                                                                 INVESTMENTS II LTD                0.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

KILLINGHOLME POWER GROUP   Holding company of the            England         1   GOLDMAN SACHS GROUP             100.0000%
LIMITED                    Killingholme group of                                 HOLDINGS (U.K.)
                           companies purchased by
                           ESSG.  The group formerly
                           held the Killingholme Power
                           Station before its
                           restructure.

KILLINGHOLME GENERATION    Established as part of an         England         4   KILLINGHOLME HOLDINGS             0.0006%
LIMITED                    SSG Structured Investing                              LIMITED
                           Group transaction.
                                                                                 Scadbury II Assets               50.3165%

                                                                                 SCADBURY UK LIMITED              13.3694%

                                                                                 Shire Funding Limited            36.3135%
                                                                                                                 ---------
                                                                                                                 100.0000%

KILLINGHOLME POWER         Former operating entity for       England         1   ELQ INVESTORS, LTD              100.0000%
                           the Killingholme Power
                           station.

KILLINGHOLME HOLDINGS      Established as part of an         England         1   KILLINGHOLME POWER GROUP        100.0000%
LIMITED                    SSG Structured Investing                              LIMITED
                           Group transaction.

GS KILLINGHOLME CAYMAN     Is a part of the structured      Cayman           1   KILLINGHOLME GENERATION         100.0000%
INVESTMENTS LTD.           investing trade and will          Islands             LIMITED
                           enter into Swaps.

GSI BRANCH ITALY           Branch of GS London,              Italy           1   GOLDMAN SACHS INTERNATIONAL     100.0000%
                           investment banking,asset
                           mgmt

GOLDMAN SACHS SGR S.P.A.   Portfolio management              Italy           2   GOLDMAN SACHS HOLDINGS           99.0000%
                           company. Merged with GSI                              (U.K.)
                           effective 12 November 2008.
                                                                                 GOLDMAN SACHS GROUP HOLDINGS
                                                                                 (U.K.)                            1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

V.A.P. 1 VEICOLO           Special purpose vehicle for       Italy           2   MLQ, L.L.C.                      50.0000%
ACQUISIZIONEPORTAFOGLI     securitization deal.
S.R.L.                                                                           MTGLQ INVESTORS, L.P.            50.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN, SACHS & CO.       Non-regulated Frankfurt           Germany         1   THE GOLDMAN SACHS GROUP,        100.0000%
WERTPAPIER GMBH            based entity which issues                             INC.
                           warrants and purchases
                           offsetting OTC options in
                           the fixed income, eqity,
                           commodity and currency
                           markets.

GS FINANCE CORP.           This finance subsidiary           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           will issue cash settled                               INC.
                           structured notes.

GSSM HOLDING II LLC        To act as a holding company       Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           for GSSM Holding II Corp                              INC.

GSSM HOLDING II CORP.      To hold the Sumitomo              Delaware        1   GSSM HOLDING II LLC             100.0000%
                           preferred shares

GS LS LEASING LLC          For PFG leasing business          Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%

GOLDMAN SACHS BANK USA
HOLDINGS LLC               Holding Company (Single           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Member LL) to hold GS Group                           INC.
                           Investment in GS Bank USA

REP KBY REALTY, L.L.C.     Real Estate investment            Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                                                                                 INC.

BEESTON INVESTMENTS         Korea futures & options          Cayman          1   GOLDMAN SACHS (ASIA             100.0000%
LIMITED                    trading.  Holds a Foreign         Islands             PACIFIC) L.L.C.
                           Investor status in Korea
                           (FINI).Maples & Calder is
                           the Cayman Islands agent.

CORNWALL INVESTMENTS       Futures & options trading         Cayman          1   GOLDMAN SACHS (ASIA)            100.0000%
LIMITED                    in Korea.  Holds Foreign          Islands             FINANCE HOLDINGS L.L.C.
                           Investor status (FINI) in
                           Korea and in Taiwan

HILLTOP INVESTMENTS        Futures & options trading         Cayman          1   GOLDMAN SACHS (CAYMAN)          100.0000%
LIMITED                    in Korea. Holds Foreign           Islands             HOLDING COMPANY
                           Investor status (FINI) in
                           Korea and in Taiwan

LANSDALE INVESTMENTS
LIMITED                    Futures & options trading         Cayman          1   GS FINANCIAL SERVICES L.P.      100.0000%
                           in Korea. Holds Foreign           Islands             (DEL)
                           Investor status (FINI) in
                           Korea and in Taiwan

Amagansett Assets          This entity was set up as         United          1   GS FINANCIAL SERVICES II,       100.0000%
                           part of an AMSSG Structured       Kingdom             LLC
                           Investing Group transaction

Amagansett Funding Limited This entity was set up as         Cayman          1   GS FUNDING EUROPE               100.0000%
                           part of an AMSSG Structured       Islands
                           Investing Group transaction

Amagansett II Assets       This entity was set up as         Cayman          2   Amagansett Funding Limited       99.0000%
                           part of an AMSSG Structured       Islands
                           Investing Group transaction                           GS FUNDING EUROPE                 1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS FUNDING EUROPE          This entity was set up as         England         1   GS FINANCIAL SERVICES II,       100.0000%
                           part of an AMSSG Structured                           LLC
                           Investing Group transaction


SCADBURY ASSETS            This entity was set up as         England         2   Scadbury Funding Limited          1.0000%
                           part of an AMSSG Structured
                           Investing Group transaction                           SCADBURY UK LIMITED              99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

Scadbury Funding Limited   This entity was set up as         United          1   SCADBURY UK LIMITED             100.0000%
                           part of an AMSSG Structured       Kingdom
                           Investing Group transaction

Scadbury II Assets         This entity was set up as         United          1   Scadbury Funding Limited        100.0000%
                           part of an AMSSG Structured       Kingdom
                           Investing Group transaction

SCADBURY UK LIMITED        This entity was set up as         United          1   GOLDMAN SACHS GROUP             100.0000%
                           part of an AMSSG Structured       Kingdom             HOLDINGS (U.K.)
                           Investing Group transaction

SHIRE ASSETS               Established as part of an         England         2   Shire Funding Limited             1.0000%
                           SSG Structured Investing
                           Group transaction.                                    SHIRE UK LIMITED                 99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

Shire Funding Limited      Established as part of an         United          1   SHIRE UK LIMITED                100.0000%
                           SSG Structured Investing          Kingdom
                           Group transaction.

Shire II Assets            This entity was set up as         United          1   SHIRE UK LIMITED                100.0000%
                           part of a Structured              Kingdom
                           Investing Group transaction

SHIRE UK LIMITED           Established as part of an         United          1   GOLDMAN SACHS GROUP             100.0000%
                           SSG Structured Investing           Kingdom            HOLDINGS (U.K.)
                           Group transaction.

FAIRWAY RESOURCES
PARTNERS, LP               Partnership focused on oil        Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           and gas production and
                           ownership of lease acreage.

PRNP, LLC                  To provide the SSG business       Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           opportunity to invest on
                           the island of Puerto RicoTo
                           provide the SSG business
                           opportunity to invest on
                           the island of Puerto Rico

KRETA ACQUISITIONS LTD     SPV to purchase Project           England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
                           Kreta NPL Portfolio                                   FUND II L.P.

ASAMA ONSEN KAIHATSU CO.,
LTD.                       Flagged for Onsen deal.           Japan           1   GOLDMAN SACHS REALTY JAPAN
                           Holds Japanese Inn; Holds                             LTD.                            100.0000%
                           equity in subsidiary (Owns
                           Asama Onsen Hotel
                           Mamangement).

KAKEGAWA HOLDINGS  TK      A trustor and Master Lessee       Japan           2   KAKEGAWA HOLDINGS CO., LTD.       5.0000%
                           of Kakegawa Grand Hotel.
                                                                                 GS FINANCIAL SERVICES L.P.
                                                                                 (DEL)                            75.0000%
                                                                                                                 ---------
                                                                                                                  80.0000%

GS HONY HOLDINGS I LTD.    Investment vehicle for Hony       Cayman          1   GS ASIAN VENTURE                100.0000%
                           Capital III Investment            Islands             (DELAWARE) L.L.C.
                           vehicle for Hony Capital III

GS HONY HOLDINGS II LTD.   Investment vehicle for the        Cayman          1   GS ASIAN VENTURE                100.0000%
                           firm's interest in Hony           Islands             (DELAWARE) L.L.C.
                           Capital fund III LP

GS CAPITAL PARTNERS AUTO
GLASS HOLDINGS             Investment vehicle for            Mauritius       1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Fuyao Auto Glass.                                     INC.

GS CAPITAL PARTNERS AURUM
HOLDINGS                   Investment vehicle for Midea      Mauritius       1   THE GOLDMAN SACHS GROUP,        100.0000%
                                                                                 INC.

GS CAPITAL PARTNERS VI     The CPVI Employee Fund is         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
EMPLOYEE FUND, L.P.        in the process of being                               INC.
                           deconsolidated as this
                           entity no longer holds
                           anything.

GS FUNDING MANAGEMENT      Set up as part of a               Cayman          1   SHIRE UK LIMITED                100.0000%
LIMITED                    structured transaction            Islands
                           containing Interest rate
                           Swaps,Asset swaps and
                           treasuries.

GS EQUIPMENT FINANCE II    To undertake leasing              Cayman          1   SCADBURY UK LIMITED             100.0000%
LIMITED                    business.                         Islands

GS EQUIPMENT FINANCE I     To undertake leasing              Cayman          1   SCADBURY UK LIMITED             100.0000%
LIMITED                    business.                         Islands

GS LEASING LIMITED         Entity is a partnerships          Cayman          2   GS LEASING NO.1 LIMITED          90.0000%
PARTNERSHIP                set up to enter into a            Islands
                           finance lease with Tesco
                           Plc. It will acquire assets                           GS LEASING NO. 3 LIMITED         10.0000%
                           from Tesco and then lease                                                             ---------
                           them back in the form of                                                              100.0000%
                           the finance lease. As such
                           the fixed assets do not go
                           on the GS balance sheet.
                           Instead there is a lease
                           receivable.

GS LEASING NO.1 LIMITED    Entity set up to be the           Cayman          1   SCADBURY UK LIMITED             100.0000%
                           general partner                   Islands
                           (controlling interest) in
                           GS Leasing Limited
                           Partnership.  It will
                           invest in the partnership
                           in return for its share of
                           the leasing income.

GS LEASING MANAGEMENT
LIMITED                    To undertake leasing              Cayman          1   GOLDMAN SACHS GROUP             100.0000%
                           business.                         Islands             HOLDINGS (U.K.)

BIRCHFIELD ESTATES LTD     To own data site in London        England         1   THE GOLDMAN SACHS GROUP,        100.0000%
                                                                                 INC.

GS Israel LLC-Tel Aviv
Branch                     Single Member Office in Tel       Delaware        1   GOLDMAN SACHS ISRAEL LLC        100.0000%
                           Aviv. Israeli investment
                           research entity.

GS LEASING NO. 3 LIMITED   To hold a 10% stake in GS         Cayman          1   SCADBURY UK LIMITED             100.0000%
                           Leasing ( 1344)                   Islands

DHONI CAYMAN HOLDINGS LTD. To invest in Urban                Cayman          1   GS ASIAN VENTURE                100.0000%
                           Infrastructure Real Estate        Islands             (DELAWARE) L.L.C.
                           Fund managed by Reliance
                           Industrieis in India.

DHONI CAYMAN LIMITED
PARTNERSHIP                Private equity vehicle for        Cayman          2   DHONI CAYMAN HOLDINGS LTD.       99.0000%
                           GS to invest in Urban             Islands
                           Infrastructure Real Estate                            DHONI CAYMAN GP LTD               1.0000%
                           Investment Fund  managed by                                                           ---------
                           Urban Infrastructure                                                                  100.0000%
                           Capital Advisors.Private
                           equity vehicle for GS to
                           invest in Urban
                           Infrastructure Real Estate
                           Investment Fund  managed by
                           Urban Inf

DHONI CAYMAN GP LTD        Hold an investment                Cayman          1   GS ASIAN VENTURE                100.0000%
                           structure in emerging Asian       Islands             (DELAWARE) L.L.C.
                           mkts


GS DIRECT, L.L.C.          Tupe of business: Other -         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           investment fund                                       INC.

LFG HOLDINGS, LLC          Investment is a market data       Delaware        1   GSUIG, L.L.C.                   100.0000%
                           base and marketing
                           consulting firm based in
                           Miami

GS FUNDING EUROPE I LTD.   This entity is to be              Cayman          1   GS FUNDING EUROPE               100.0000%
                           involved in a trade               Islands
                           undertaken by the
                           structured investment
                           group. It will receive
                           funds from GS European
                           Funding Limited.

GS FUNDING EUROPE II LTD.  This entity is to be              Cayman          2   GS FUNDING EUROPE                10.0000%
                           involved in a trade               Islands
                           undertaken by the                                     GS FUNDING EUROPE I LTD.         90.0000%
                           structured investment                                                                 ---------
                           group. It will receive                                                                100.0000%
                           funds from GS European
                           Funding I Limited.

GS PHERECLUS HOLDINGS      Firm direct investment            Mauritius       1   GS DIRECT, L.L.C.               100.0000%
LIMITED                    holding company.

GS DIRECT GD LIMITED       Firm direct investment            Mauritius       1   GS DIRECT, L.L.C.               100.0000%
                           holding company.

GS TREASURE SARL           Firm direct investment            Luxembourg      1   GS DIRECT, L.L.C.               100.0000%
                           holding company.

LIQUIDITY ASSETS HOLDING   Established as part of an         Cayman          1   MTGLQ INVESTORS, L.P.           100.0000%
LIMITED                    SSG Structured Investing          Islands
                           Group transaction.

FIRST AVIATION HOLDING     Consolidated GS Direct            Delaware        1   GS DIRECT, L.L.C.                95.5736%
CORP.                      investment

GS LOAN PARTNERS HOLDINGS  To invest / lend GS Loan          Delaware        1   GOLDMAN SACHS CREDIT            100.0000%
LLC                        Partners LLC and pledge                               PARTNERS L.P.
                           equity to funding
                           counterpart

GS LOAN PARTNERS LLC       to purchase and finance           Delaware        1   GS LOAN PARTNERS HOLDINGS       100.0000%
                           bank loan inventory                                   LLC

GK ITO ONSEN KAIHATSU      Flagged for New Onsen Deal        Japan           1   AR HOLDINGS GK                  100.0000%
                           (Ebina).Management of
                           Ryokan (Japanese Hotel).

GK YONAGO KAIKE ONSEN
KAIHATSU                   ASSG/REPIA Onsen Deal             Japan           1   AR HOLDINGS GK                  100.0000%

ARES (REAL ESTATE) B.V.    to hold real estate assets        Netherlands     1   GS FINANCIAL SERVICES L.P.       50.0000%
                           from the loan workouts in                             (DEL)
                           Ares Finance s.r.l.

ARES FINANCE Srl           A securitization vehicle          Italy           1   THE GOLDMAN SACHS GROUP,         50.0000%
                           established under Italian                             INC.
                           law that holds
                           sub-performing assets and
                           has issued debt secured by
                           these assets.

PNW, LLC                   A utilities supplier of           Delaware        1   GOLDMAN SACHS LENDING           100.0000%
                           energy and energy-related                             PARTNERS LLC
                           products.

GOLDMAN SACHS REAL ESTATE
FUNDING CORP.              Acts as the General Partner       New York        1   GOLDMAN SACHS BANK USA          100.0000%
                           of Goldman Sachs Mortgage
                           Company

GOLDMAN SACHS MORTGAGE
COMPANY                    Goldman Sachs Mortgage            New York        2   GOLDMAN SACHS BANK USA           99.0000%
                           Company ("GSMC") purchases
                           closed, independently                                 GOLDMAN SACHS REAL ESTATE
                           funded, first and                                     FUNDING CORP.                     1.0000%
                           subordinate-lien                                                                      ---------
                           residential mortgage loans                                                            100.0000%
                           for its own investment,
                           securitization, or resale.
                           In addition, GSMC provides
                           warehouse and repurchase
                           financing to mortg

MLQ INVESTORS, L.P.        Hold certain mortgage             Delaware        2   THE GOLDMAN SACHS GROUP,
                           properties for liquidation.                           INC.                             99.0000%

                                                                                 MLQ, L.L.C.                       1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

CL INVESTMENTS LIMITED     Non-regulated Cayman Island       Cayman          1   THE GOLDMAN SACHS GROUP,        100.0000%
                           based entity established to       Islands             INC.
                           invest in an unaffiliated
                           entity which holds a
                           consumer loan portfolio;
                           contribute equity to a
                           trust which will hold ITT
                           receivables

MLQ, L.L.C.                General partner of MLQ            Delaware        2   THE GOLDMAN SACHS GROUP,
                           Investors, L.P.                                       INC.                             99.0000%

                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS
                                                                                 L.L.C.                            1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

MAIN STREET MORTGAGE       Florida subsidiary acquired       Delaware        2   THE GOLDMAN SACHS GROUP,         99.0000%
COMPANY, LIMITED           to service mortgage                                   INC.
PARTNERSHIP                portfolios (primarily those
                           held by Goldman Sachs                                 MSMC, INC.                        1.0000%
                           Mortgage Company)                                                                     ---------
                                                                                                                 100.0000%

GS MORTGAGE SECURITIES     To act as depositor for           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
CORPORATION II             commercial mortgage backed                            INC.
                           securities deals

MTGLQ INVESTORS, L.P.      Investor in various real          Delaware        2   THE GOLDMAN SACHS GROUP,         99.0000%
                           estate transactions                                   INC.

                                                                                 MLQ, L.L.C.                       1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

STRATEGIC MORTGAGE
HOLDINGS, L.P.             Hold debt and equity              Delaware        2   THE GOLDMAN SACHS GROUP,         99.0000%
                           interests in a Canadian                               INC.
                           mortgage broker business
                                                                                 STRATEGIC MORTGAGE HOLDINGS,      1.0000%
                                                                                 INC.
                                                                                                                 ---------
                                                                                                                 100.0000%

STRATEGIC MORTGAGE
HOLDINGS, INC.             General Partner of                Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Strategic Mortgage                                    INC.
                           Holdings, L. P.

SOPAC LLC                  To hold assets purchased          Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           from Southern Pacific                                 INC.
                           Funding Corporation

SOUTHERN PACIFIC FUNDING
CORPORATION                To hold certain mortgage          California      1   THE GOLDMAN SACHS GROUP,        100.0000%
                           loans and securities                                  INC.
                           purchased out of
                           bankruptcy.  Purchase of S.
                           Pacific Funding Corp. and
                           residuals.

GSSLQ, L.L.C.              To hold GS ownership              Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           interest in SLQ S de R.L.
                           de C.V., a Mexican limited
                           liability company
                           established to purchase
                           rights in distressed assets.

SCLQ, S. de R.L. de C.V.   To purchase distressed            Mexico          1   MTGLQ INVESTORS, L.P.           100.0000%
                           assets in Mexico

CDV-1 HOLDING COMPANY
GEN-PAR, L.L.C.            General partner for CDV-1         Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           Holding Company, L.P.

CDV-1,LTD                  Established to acquire a          England         1   CDV-1 HOLDING COMPANY, L.P.      91.6200%
                           portfolio of non-performing
                           loans in the Czech Republic
                           from Ceska konsolidacni
                           agentura.


CDV-1 HOLDING COMPANY,     Set up as a partnership to        Delaware        2   MTGLQ INVESTORS, L.P.            89.8000%
L.P.                       own CDV-1, Ltd.
                                                                                 CDV-1 HOLDING COMPANY GEN-PAR,    0.2000%
                                                                                 L.L.C.                          ---------
                                                                                                                  90.0000%

CDV-2, LTD.                To acquire Czech debt             England         1   ELQ INVESTORS, LTD               90.0000%

PRALQ, LLC                 To purchase a portfolio of        Delaware        1   GOLDMAN SACHS LENDING           100.0000%
                           consumer receivables,                                 PARTNERS LLC
                           primarily auto loans.

ARLO LLC                   To purchase and hold              Delaware        1   GOLDMAN SACHS LENDING           100.0000%
                           non-performing loans.                                 PARTNERS LLC

GOLDMAN SACHS ASSET BACKED Acquisition and disposition       Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
SECURITIES CORP.           of asset-backed securities                            INC.

REP MCR REALTY, L.L.C.     To acquire and hold 2             Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           non-performing real estate
                           secured loans (McCook and
                           Randolph Assets).

DUNVEGAN INVESTMENTS, LTD. Investment company                Cayman          1   GOLDMAN SACHS HOLDINGS          100.0000%
                           (dormant).                        Islands             (U.K.)

REMARK CAPITAL GROUP, LLC  An AMSSG related entity           Delaware        1   MTGLQ INVESTORS, L.P.            72.0000%
                           that manages and services
                           portfolios of consumer auto
                           loans.

MLQ-MLL, LLC               Established to originate          Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           and purchase Mezzanine
                           loans on real estate
                           investments.

RIO PARANA COMPANHIA       Merged survivor of Rio            BRAZIL          2   MTGLQ INVESTORS, L.P.            99.9900%
SECURITIZADORA DE CREDITOS Potiguar Companhia
FINANCEIROS                Securitizadora de Creditos                            GS FINANCIAL SERVICES L.P.        0.0100%
                           Financeiros and this entity.                          (DEL)
                                                                                                                 ---------
                                                                                                                 100.0000%

AMC REO LLC                To hold real estate               Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           obligations.

GS DO BRASIL CORRETORA     Brazilian broker dealer           Brazil          1   GOLDMAN SACHS do BRASIL         100.0000%
                           entity that will enable GS                            BANCO MULTIPLO S/A
                           to trade cash equities and
                           listed options directly
                           with the Brazilian exchange
                           (BOVESPA).

JANY Fundo Creditorios     To hold FIDC (credit              New York        1   J. ARON & COMPANY               100.0000%
                           receivable) instruments.

GSMC SPECIALTY LLC         Acquire, own and hold             Delaware        1   GOLDMAN SACHS MORTGAGE          100.0000%
                           securities backed by,                                 COMPANY
                           secured by or evidencing an
                           interest in loans, notes
                           participations or other
                           assets or rights related to
                           real property or preferred
                           equity in issuers of notes
                           secured by such interest.
                           Enter into agreements rel

ASSET MANAGEMENT COMPANY   For the purpose of engaging       Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
OF AMERICA, L.L.C.         (directly or through
                           subsidiary or affiliated
                           companies or both) in any
                           business or activities that
                           may lawfully be angaged in
                           by a limited liability
                           company formed under the
                           Delaware Act.

ASSET MANAGEMENT COMPANY   Capital restructure.              Delaware        2   MTGLQ INVESTORS, L.P.            99.0000%
OF AMERICA,  L.P.
                                                                                 ASSET MANAGEMENT COMPANY OF
                                                                                 AMERICA, L.L.C.                   1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

DAC HOLDINGS I, L.L.C.     Holding company for 6 other       Delaware        1   GOLDMAN SACHS LENDING           100.0000%
                           special purpose                                       PARTNERS LLC
                           partnerships involved
                           inleveraged lease
                           transactions

GOLDMAN SACHS LONDON       To own property.  To hold         England         1   THE GOLDMAN SACHS GROUP,        100.0000%
PROPERTY LIMITED           property owned by Goldman                             INC.
                           Sachs Property Management.

BEIJING GAO HUA SECURITIES Chinese entity engaged in         People's        3   BEIJING GAO WANG VENTURE         33.3333%
COMPANY LIMITED            underwriting and                  Republic of         CAPITAL
                           proprietary trading of            China
                           securities as well as                                 BEIJING DE SHANG VENTURE         33.3333%
                           providing financial                                   CAPITAL COMPANY
                           advisory services.
                                                                                 BEIJING HOU FENG VENTURE         33.3333%
                                                                                 CAPITAL COMPANY LIMITED
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS GAO HUA      Sino-foreign Joint Venture        People's        2   GOLDMAN SACHS (ASIA) L.L.C.      33.0000%
SECURITIES COMPANY LIMITED Company with Beijing Gao          Republic of
                           Hua Securities Company            China               BEIJING GAO HUA SEC CL, BJHQ     67.0000%
                           Limited.Business Scope:                                                               ---------
                           Underwriting of shares                                                                100.0000%
                           (incluidng Renminbi
                           donominated ordinary shares
                           and foreign investment
                           shares) and bonds
                           (including government bonds
                           and corporateb

BEIJING GAO WANG VENTURE
CAPITAL                    Invests in Beijing Gao Hua        People's        1   GOLDMAN SACHS (ASIA)            100.0000%
                           Securities Company Limited.       Republic of         FINANCE HOLDINGS L.L.C.
                                                              China

BEIJING DE SHANG VENTURE   Investor in Beijing Gao Hua       People's        1   GOLDMAN SACHS (ASIA)            100.0000%
CAPITAL COMPANY            Securities Company Limited.       Republic of         FINANCE HOLDINGS L.L.C.
                                                             China

BEIJING HOU FENG VENTURE   Invests in Beijing Gao Hua        People's        1   GOLDMAN SACHS (ASIA)            100.0000%
CAPITAL  COMPANY LIMITED   Securities Company Limited.       Republic of         FINANCE HOLDINGS L.L.C.
                                                             China

BEIJING GAO HUA SEC CL,    trading plus exchange seat  C     hina            1   BEIJING GAO HUA SEC CL,         100.0000%
BJTO                       leasing to mutual funds                               BJHQ

BEIJING GAO HUA SEC CL,    trading plus exchange seat        China           1   BEIJING GAO HUA SEC CL,         100.0000%
SHTO                       leasing to mutual funds                               BJHQ

BEIJING GAO HUA SEC CL,    Beijing headquarters,             China           3   BEIJING GAO WANG VENTURE         33.3333%
BJHQ                       proprietary trading w/                                CAPITAL
                           china exch
                                                                                 BEIJING DE SHANG VENTURE         33.3333%
                                                                                 CAPITAL COMPANY

                                                                                 BEIJING HOU FENG VENTURE         33.3333%
                                                                                 CAPITAL COMPANY LIMITED
                                                                                                                 ---------
                                                                                                                 100.0000%

GSIB Beijing Rep Office    Rep Office                        China           1   GOLDMAN SACHS
                                                                                 INTERNATIONAL BANK

KEYAKIZAKA FINANCE CO.,    Purchasing loans.Equity           Japan           1   GS FINANCIAL SERVICES L.P.      100.0000%
LTD.                       deals of PFS team.                                    (DEL)

GOLDMAN SACHS JAPAN        Purchasing Loans                  Japan           1   GS FINANCIAL SERVICES L.P.      100.0000%
FINANCE K.K.                                                                     (DEL)

CMA CO., LTD.              Originated loans as money         Japan           1   LINDEN WOOD II-S TK             100.0000%
                           lender.

LINDEN WOOD II-S TK        An ASSG related entity that       Cayman          2   LINDEN WOOD IIS LTD.              5.0000%
                           invests in distressed loans.      Islands
                                                                                 GS FINANCIAL SERVICES L.P.       75.0000%
                                                                                 (DEL)                           ---------
                                                                                                                  80.0000%

LINDEN WOOD IIS LTD.       Purchasing unsecured loans        Cayman          1   MLQ INVESTORS, L.P.             100.0000%
                           jointly with Nochu                Islands

MERCHANT SUPPORT CO., LTD. Flagged for Merchant JV           Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           (Factoring service)                                   LTD.


REAL ESTATE CREATION FUND  Resona deal.Purchasing Loan       Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
CO., LTD.                                                                        LTD.

REC INVESTMENTS CO., LTD.  Resona deal                       Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                                                                                 LTD.

GS WIND HOLDINGS LLC       To acquire the wind               Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           business of Zilkha
                           Renewable Energy LLC

GS MACRO INVESTMENTS LLC   Vehicle for structured            Delaware        2   THE GOLDMAN SACHS GROUP,         11.1110%
                           trades.                                               INC.

                                                                                 MTGLQ INVESTORS, L.P.            88.8890%
                                                                                                                 ---------
                                                                                                                 100.0000%

KAWASAKI HOLDINGS TK       Owns hotel assets in Japan.       Japan           3   THE GOLDMAN SACHS GROUP,         11.5340%
                                                                                 INC.

                                                                                 GS STRATEGIC INVESTMENTS        23.5000%
                                                                                 JAPAN LLC

                                                                                 KAWASAKI HOLDINGS CO., LTD.       5.0000%
                                                                                                                 ---------
                                                                                                                  40.0340%

WHITE OCEAN CO., LTD.      Purchasing loans from             Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           Resona (RCC/Resona                                    LTD.
                           Securitization Deal)

MERCHANT CAPITAL CO., LTD. Flagged for Merchant JV           Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           (factoring service)                                   LTD.

GS MACRO INVESTMENTS II,   In connection with the MEIV       Delaware        1   GS MACRO INVESTMENTS LLC        100.0000%
LLC                           transaction.

GS MACRO INVESTMENTS I,    In connection with the MEIV       Delaware        1   GS MACRO INVESTMENTS LLC        100.0000%
LLC                        transaction.

FORRES LLC                 Established as part of an         Delaware        1   GOLDMAN SACHS HOLDINGS          100.0000%
                           SSG Structured Investing                              (U.K.)
                           Group transaction.

THE AYCO SERVICES          Record insurance revenues         New York        1   MERCAY CORPORATION              100.0000%
INSURANCE AGENCY, INC.     generated in the state of
                           Mass.

SAKURAZAKA KAIHATSU TK     To invest in the Recruit          Japan           1   SAKURAZAKA KAIHATSU CO.,         50.0000%
                           deal - Total return Swap.                             LTD.

BLUE DAISY TK              Blue Daisy is a vehicle to        Japan           1   BLUE DAISY CO., LTD.             50.0000%
                           invest in recruit through
                           its participation in the
                           secondary shares acquired
                           by Nochu.

GS MACRO INVESTMENTS III,  In connection with the MEIV       Delaware        1   GS MACRO INVESTMENTS LLC        100.0000%
LLC                        transaction.

GS MACRO INVESTMENTS IV,   In connection with the MEIV       Delaware        1   GS MACRO INVESTMENTS LLC        100.0000%
LLC                        transaction.

DANDELION INVESTMENTS TK   Dandelion has made                Japan           2   DANDELION INVESTMENTS CO.,        5.0000%
                           investments in Green                                  LTD.
                           mountain to acquire
                           non-performing loans from                             GS FINANCIAL SERVICES L.P.       73.0000%
                           Linden Wood an existing SPC                           (DEL)
                           of the ASSG business.                                                                 ---------
                                                                                                                  78.0000%

GREEN MOUNTAIN ONE TK      It has been set up jointly        Japan           2   GREEN MOUNTAIN ONE CO.,           5.0000%
                           with Dandelion Investmenst                            LTD.
                           YK ("Dandelion") and Mizuho
                           Security , a third party,                             DANDELION INVESTMENTS TK         55.0000%
                           to acquire nonperforming                                                              ---------
                           loans from LindenWood, an                                                              60.0000%
                           existing SPC of the ASSG
                           business.

ASHITABA CREATION CO.,     Holding loan secured by           Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
LTD.                       Shinjuku WINDS building                               LTD.
                           morgage.

JAPAN HOTEL & RESORT K.K.  Hotel REIT AM company             Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           (Regulated)

SHINING PARTNERS TK        Consolidation of Japan            Japan           2   GS STRATEGIC INVESTMENTS         75.0000%
                           Entity (to hold SPL                                   JAPAN LLC
                           portfolio)                                            SHINING PARTNERS LTD.             5.0000%
                                                                                                                 ---------
                                                                                                                  80.0000%

FUKUOKA TOSHI KAIHATSU TK  Consolidation of Japan            Japan           3   THE GOLDMAN SACHS GROUP,         39.4734%
                           Entity (REO acquisition).                             INC.
                           To hold Real Estate.
                                                                                 GS STRATEGIC INVESTMENTS JAPAN   50.4388%
                                                                                 LLC

                                                                                 FUKUOKA TOSHI KAIHATSU CO., LTD. 10.0878%
                                                                                                                 ---------
                                                                                                                 100.0000%

KINMIRAI CREATE TK         Set up to purchase Mizuho         Japan           3   THE GOLDMAN SACHS GROUP,         19.5650%
                           REO JV deal.                                          INC.

                                                                                 GS STRATEGIC INVESTMENTS JAPAN   25.0000%
                                                                                 LLC

                                                                                 KINMIRAI CREATE CO., LTD.         5.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

GS MACRO INVESTMENTS V,    In connection with the MEIV       Delaware        1   GS MACRO INVESTMENTS LLC        100.0000%
LLC                        transaction.

GK TAKASU                  Flagged for Jusco                 Japan           1   AR HOLDINGS GK                  100.0000%
                           Shimotsuma Deal (Bridge
                           Finance Provider to
                           Kinmirai)

TAKASU TK                  To provide bridge finance         Japan           3   THE GOLDMAN SACHS GROUP,         19.5650%
                           and add-on property                                   INC.
                           adjacent to the existing
                           property.                                             GS STRATEGIC INVESTMENTS         25.0000%
                                                                                 JAPAN LLC

                                                                                 GK TAKASU                         5.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

GS (CHINA) SHANGHAI REP.   Liaison offices for GS            Delaware        1   GOLDMAN SACHS (CHINA)           100.0000%
OFFIC                      affiliates                                            L.L.C.

GS (CHINA) BEIJING REP.    Liaison offices for GS            Delaware        1   GOLDMAN SACHS (CHINA)           100.0000%
OFFICE                     affiliates                                            L.L.C.

GS (ASIA) LLC THAILAND     develops banking invest           Delaware        1   GOLDMAN SACHS (ASIA) L.L.C.     100.0000%
REP. OF                    activity & relationships in
                           Thai

GS FINANCIAL SERVICES L.P. Holding company for various       Delaware        2   THE GOLDMAN, SACHS & CO.          0.1000%
(DEL)                      entites owned wholly or                               L.L.C.
                           partially by GS that may
                           incur material amounts of                             THE GOLDMAN SACHS GROUP, INC.    99.9000%
                           foreign income tax; most                                                              ---------
                           entities previously owned                                                             100.0000%
                           by GS Capital Markets, L.P.;

GS MORTGAGE SECURITIES     To issue bonds and/or form        Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
CORP.                      trusts to issue bonds                                 INC.
                           collateralized by pools of
                           mortgage related securities.

BEST INVESTMENTS           Holding company for Express       Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
(DELAWARE) L.L.C.          Securitization Specialty                              (DEL)
                           L.L.C. and Express II
                           Securitization Specialty
                           L.L.C.

GOLDMAN SACHS INVESTMENT   To act as an investment           Germany         1   GOLDMAN, SACHS & CO. OHG        100.0000%
MANAGEMENT GMBH            advisor in Germany

GOLDMAN SACHS CAPITAL      General Partner of Goldman        Delaware        1   GOLDMAN SACHS BANK USA          100.0000%
MARKETS L.L.C.             Sachs Capital Markets, L.P.

GOLDMAN SACHS CAPITAL      General Partner of Goldman        Delaware        2   GOLDMAN SACHS BANK USA           99.0000%
MARKETS, L.P.              Sachs Capital Markets, L.P.
                                                                                 GOLDMAN SACHS CAPITAL MARKETS     1.0000%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

VANTAGE MARKETPLACE LLC    As part of Goldman Sachs'         Delaware        1   VANTAGE MARKETPLACE             100.0000%
                           independent research                                  HOLDINGS, LLC
                           platform, Vantage
                           Marketplace LLC's subject
                           matter experts will consult
                           with clients who have
                           contracted the expert's
                           services on specific
                           questions/topics.

ELQ HOLDINGS (DEL) LLC     Holding company for new           Delaware        2   THE GOLDMAN SACHS GROUP,         75.0000%
                           ESSG investing                                        INC.
                           entitiesHolding company for
                           new ESSG investing entities                           MLQ, L.L.C.                      25.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%



ELQ HOLDINGS (UK) LTD      ELQ Holdings (UK) Ltd holds       United          1   ELQ HOLDINGS (DEL) LLC          100.0000%
                           ELQ II and ELQ III. As part       Kingdom
                           of the firmwide project to
                           reduce the firms effective
                           tax rate, US tax have been
                           reviewing the ESSG
                           structures and have
                           determined that ELQ (func
                           ccy USD) to be sub optimal
                           from a tax perspective and

ELQ INVESTORS II LTD       ELQ Holdings (UK) Ltd holds       United          1   ELQ HOLDINGS (UK) LTD           100.0000%
                           ELQ Investors II Ltd and          Kingdom
                           ELQ Investors III Ltd. As
                           part of the firmwide
                           project to reduce the firms
                           effective tax rate, US tax
                           have been reviewing the
                           ESSG structures and have
                           determined that ELQ (func
                           ccy USD) to be sub optima

ELQ INVESTORS III LTD      ELQ Holdings (UK) Ltd holds       United          1   ELQ HOLDINGS (UK) LTD           100.0000%
                           ELQ Investors II Ltd and          Kingdom
                           ELQ Investors III Ltd. As
                           part of the firmwide
                           project to reduce the firms
                           effective tax rate, US tax
                           have been reviewing the
                           ESSG structures and have
                           determined that ELQ (func
                           ccy USD) to be sub optima

MSMC, INC.                 General partner of Main           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Street Mortgage Company                               INC.
                           Limited Partnership,
                           mortgage servicing company

GOLDMAN SACHS CREDIT       nation and syndication of         Bermuda         2   GSCP (DEL) INC.                  99.9900%
PARTNERS L.P.              commercial loans as well
                           the secondary trading of                              GSCP (DEL) LLC                    0.0100%
                           such loans.Inventory and                                                              ---------
                           trade lesser developed                                                                100.0000%
                           country debt and senior
                           bank debt; to invest in
                           assignments and
                           participations in certain
                           bank debt, debt of other
                           lenders and anyo

SPECIAL SITUATIONS         The primary purpose of the        Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
INVESTING GROUP, INC.      entity is the buying and                              INC.
                           selling of bank debt.
                           Additionally, there will be
                           some securities trading.

GS GLOBAL FUNDING (CAYMAN) Holding company for               Cayman          1   GS FINANCIAL SERVICES L.P.      100.0000%
LIMITED                    Hechshire Limited.                Islands               (DEL)

HECHSHIRE                  Special purpose vehicle.          England         1   SHIRE UK LIMITED                100.0000%
                           Entity established to
                           facilitate structured
                           financing, specifically a
                           loan note issuance by
                           Goldman Sachs International.

LUGE LLC                   Entity established to             Delaware        1   MEHETIA HOLDINGS INC.           100.0000%
                           facilitate structured
                           financing.

MADISON/SPECIAL SITUATIONS Primarily in the business         Delaware        1   SPECIAL SITUATIONS              100.0000%
VALUE FUND, LLC            of buying bankruptcy trade                            INVESTING GROUP, INC.
                           claims

RTV VENTURES LLC           Delaware entity established       Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           to service an existing loan                           INC.
                           portfolio.

GS MORTGAGE I PARTNERS,    Entity established to             Delaware        2   GOLDMAN SACHS MORTGAGE           95.0000%
L.P.                       facilitate structured                                 COMPANY
                           financing.
                                                                                 GS MORTGAGE I HOLDINGS, LLC       5.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

MEHETIA HOLDINGS INC.      Parent company of Luge LLC,       Delaware        3   GS MEHETIA CORP.                 20.0000%
                           Mehetia Inc and Carrera2 LLC
                                                                                 GS MEHETIA LLC                   50.0000%

                                                                                 GS MEHETIA PARTNERSHIP LP        30.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS MEHETIA CORP.           Parent company of Mehetia         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Holdings, Inc. and GS                                 INC.
                           Mehetia Partnership LP.

GS MEHETIA LLC             Parent company of Mehetia         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Holdings Inc.                                         INC.

GS MEHETIA PARTNERSHIP LP  Parent company of GS              Delaware        2   GS MEHETIA CORP.                  1.0000%
                           Mehetia Holdings Inc.
                                                                                 GS MEHETIA LLC                   99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

MEHETIA INC.               Entity established to             Delaware        1   MEHETIA HOLDINGS INC.           100.0000%
                           facilitate structured
                           financing.

CARRERA2 LLC               Entity established to             Delaware        1   MEHETIA HOLDINGS INC.           100.0000%
                           facilitate structured
                           financing.

GS GLOBAL FUNDING II, CO.  Holding company for GS            Delaware        2   GOLDMAN SACHS CANADA INC.        23.0800%
                           Global Funding III,
                           Co.Holding company for GS                             GS FINANCIAL SERVICES L.P.       76.9200%
                           Global Funding III, Co.                               (DEL)                           ---------
                                                                                                                 100.0000%

GS GLOBAL FUNDING III, CO. Holding company for GS            Delaware        1   GS GLOBAL FUNDING II, CO.       100.0000%
                           Global Funding IV, LLC

GS GLOBAL FUNDING IV, LLC  Investor in preferred             Delaware        1   GS GLOBAL FUNDING III, CO.      100.0000%
                           securities.

GS GLOBAL INVESTMENTS, CO. Investor in preferred             Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           securities.                                           INC.

LIQUIDITY ASSETS LIMITED   Established as part of an         Cayman          1   LIQUIDITY ASSETS HOLDING        100.0000%
                           SSG Structured Investing          Islands             LIMITED
                           Group transaction.

GS GLOBAL INVESTMENTS III  Established as part of an         Delaware        1   GS GLOBAL INVESTMENTS, CO.      100.0000%
TRUST                      SSG Structured Investing
                           Group transaction.

COUNTY ASSETS LIMITED      Entity established to             Cayman          1   COUNTY FUNDING                  100.0000%
                           facilitate structured             Islands
                           financing.

COUNTY FUNDING             Entity established to             England         1   COUNTY UK LIMITED               100.0000%
                           facilitate structured
                           financing.

COUNTY UK LIMITED          Entity established to             Cayman          1   GS GLOBAL INVESTMENTS UK,       100.0000%
                           facilitate structured             Islands             INC.
                           financing.

GS GLOBAL INVESTMENTS UK,  Entity established to             Delaware        1   GS GLOBAL INVESTMENTS, CO.      100.0000%
INC.                       facilitate structured
                           financing.

MADISON/SPECIAL SITUATIONS Joint venture partner to          Delaware        1   SPECIAL SITUATIONS              100.0000%
VALUE FUND II, LLC         purchase small bankrupcy                              INVESTING GROUP, INC.
                           trade clients.

GS GLOBAL PARTNERS LLC     Entity established to             Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
                           facilitate structured                                 (DEL)
                           financing.

GS CAPITAL FUNDING (UK) 1  Entity is part of the             England         1   GS DIVERSIFIED INVESTMENTS      100.0000%
LIMITED                    European Hedging Strategy                             LIMITED
                           deal.

GS WIND POWER II, LLC      Part of a wind energy             Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           project.


RAFT RIVER I HOLDINGS, LLC Established as part of an         Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           SSG Structured Investing
                           Group transaction.

RAFT RIVER ENERGY I LLC    Established as part of an         Delaware        1   RAFT RIVER I HOLDINGS, LLC      100.0000%
                           SSG Structured Investing
                           Group transaction.

BRIDGEWATER ODC, LLC       New entity to house a new         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           US data center property                               INC.

HORIZON FUND               Fund in Brazil used to            Cayman          1   PROP - GS FUNDO DE              100.0000%
                           trade exotic products and         Islands             INVESTIMENTO MULTIMERCADO
                           in the near future                                    CREDITO PRIVADO -
                           commodities.                                          INVESTIMENTO NO EXTERIOR

GS MORTGAGE I HOLDINGS,    Entity established to             Delaware        1   GOLDMAN SACHS MORTGAGE          100.0000%
LLC                        facilitate structured                                 COMPANY
                           financing.

SYNFUEL SOLUTIONS HOLDINGS Holding company for Synfuel       Delaware        2   THE GOLDMAN SACHS GROUP,         99.9900%
LLC                        Holdings LLC.                                         INC.

                                                                                 GS FINANCIAL SERVICES L.P. (DEL)  0.0100%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS V-1 HOLDINGS, L.P.      Entity established to             Bermuda         2   GSCP (DEL) INC.                  99.9900%
                           facilitate structured
                           financing.                                            GSCP (DEL) LLC                    0.0100%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS WIND POWER I, LLC       Part of a wind energy             Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
                           project.                                              (DEL)

GS GLOBAL MARKETS, INC.    Entity established to             Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           facilitate structured                                 INC.
                           financing.

GOLDMAN SACHS CAPITAL      Established as part of an         England         1   GS FINANCIAL SERVICES L.P.      100.0000%
INVESTMENTS LIMITED        SSG Structured Investing                              (DEL)
                           Group transaction.

GOLDMAN SACHS CAPITAL      Established as part of an         England         1   GOLDMAN SACHS CAPITAL           100.0000%
INVESTMENTS II LIMITED     SSG Structured Investing                              INVESTMENTS LIMITED
                           Group transaction.

CAPITAL INVESTMENTS (U.S.) Established as part of an         Delaware        1   GOLDMAN SACHS CAPITAL           100.0000%
III, L.L.C.                SSG Structured Investing                              INVESTMENTS II LIMITED
                           Group transaction.

GSFS INVESTMENTS I CORP.   Established as part of an         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           SSG Structured Investing                              INC.
                           Group transaction.

ENERGY CENTER HOLDINGS,    Established as part of an         Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
LLC                        SSG Structured Investing
                           Group transaction.

K.K. MINATO SAIKEN KAISHU  Servicer.                         Japan           1   MLQ INVESTORS, L.P.             100.0000%

GS 737 CLASSICS LEASING    Established as part of an         Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
LLC                        SSG Structured Investing
                           Group transaction.

GS FUNDING OPPORTUNITIES   Issuing shares and                Delaware        1   GS FUNDING OPPORTUNITIES        100.0000%
LLC                        effecting transfers, making                           II LLC
                           distributions, entering
                           into and performing its
                           obligations, and exercising
                           and enforcing its rights
                           under each GS Funding
                           transaction document.

GS FUNDING OPPORTUNITIES   Issuing shares and                Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
II LLC                     effecting transfers, making                           INC.
                           distributions, entering
                           into and performing its
                           obligations, and exercising
                           and enforcing its rights
                           under each GS Funding II
                           transaction document.

FLURET TRUST               Established to facilitate         United          2   GS FINANCIAL SERVICES L.P.       95.0000%
                           structured financing.             Kingdom             (DEL)

                                                                                 GS FUNDING OPPORTUNITIES II LLC   5.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

FLURET LIMITED             Established as part of an         Isle of         1   FLURET TRUST                    100.0000%
                           SSG Structured Investing          Jersey
                           Group transaction.

HWE HOLDINGS LLC           Subsidiary of GS Wind             Delaware        1   GS WIND HOLDINGS LLC            100.0000%
                           Holdings LLC

GAC PERSONAL TK            An ASSG related entity that       Japan           2   GAC PERSONAL CO., LTD.            5.0000%
                           purchased residential loans
                           from Chiyoda Life.                                    GS FINANCIAL SERVICES L.P.       95.0000%
                                                                                 (DEL)                           ---------
                                                                                                                 100.0000%

LINDEN WOOD TK             An ASSG related entity that       Japan           2   LINDEN WOOD, LTD.                 5.0000%
                           invests in distressed loans.
                                                                                 GS FINANCIAL SERVICES L.P.       75.0000%
                                                                                 (DEL)
                                                                                                                 ---------
                                                                                                                  80.0000%

LEAF GREEN TK              Acquiring non performing          Japan           3   THE GOLDMAN SACHS GROUP,          5.1140%
                           loans and realizing them.                             INC.

                                                                                 LEAF GREEN CO., LTD.              5.0000%

                                                                                 KAGAWA (DELAWARE) L.L.C.         45.5125%
                                                                                                                 ---------
                                                                                                                 100.0000%

SOLAR WIND TK              An ASSG related entity that       Japan           2   SOLAR WIND LTD.                   5.0000%
                           invests in distressed loans.
                                                                                 KIRI (DELAWARE) L.L.C.           75.0000%
                                                                                                                 ---------
                                                                                                                  80.0000%

GS DIVERSIFIED INVESTMENTS Participate in PBL                Delaware        1   GS DIVERSIFIED FUNDING LLC      100.0000%
LIMITED                    structured financing
                           transaction.

GS DIVERSIFIED HOLDINGS    Participate in PBL                Cayman          1   GS DIVERSIFIED FUNDING LLC      100.0000%
LIMITED                    structured financing              Islands
                           transaction.

GS DIVERSIFIED FUNDING LLC Participate in PBL                Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           structured financing                                  INC.
                           transaction.

GS SOLAR POWER I, LLC      To hold equity interest in        Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           solar power investment.

LORRAINE FUNDING LIMITED   To settle a trust used to         Cayman          1   GOLDMAN SACHS (CAYMAN)          100.0000%
                           raise [pound] 750 million         Islands             HOLDING COMPANY
                           of financing.

CHILTERN TRUST             Established in connection         United          2   GS FINANCIAL SERVICES L.P.       95.0000%
                           with a third party funding        Kingdom             (DEL)
                           transaction.
                                                                                 GS GLOBAL MARKETS, INC.           5.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS DIVERSIFIED FINANCE     In connection with Televisa       Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
III, LLC                   transaction.                                          (DEL)

GS DIVERSIFIED FINANCE V,  In connection with Televisa       Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
LLC                        transaction.                                          (DEL)

GS DIVERSIFIED HOLDINGS II Engage in potential               Delaware        2   GS FINANCIAL SERVICES L.P.       99.9900%
LLC                        structured transaction with                           (DEL)
                           Azteca.

                                                                                 GS DIVERSIFIED FINANCE III, LLC   0.0100%
                                                                                                                 ---------
                                                                                                                 100.0000%

GSCP (DEL) INC.            To act as a general partner       Delaware        1   GOLDMAN SACHS BANK USA          100.0000%
                           and limited partner in GSCP
                           and to act as the member of
                           GSCP (DEL) LLC. GSCP (DEL)
                           INC. It does not carry on
                           active business.

GSCP (DEL) LLC             To act as limited partner         Delaware        1   GSCP (DEL) INC.                 100.0000%
                           for GSCP. It does not carry
                           on active business.

SHIGA (DELAWARE) LLC       This entity, a TK investor,       Delaware        1   GOLDMAN SACHS (ASIA)            100.0000%
                           was set up to provide                                 FINANCE HOLDINGS L.L.C.
                           equity financing to SPCs
                           which invests in
                           non-performing loans and
                           real estates.

KIRI (DELAWARE) L.L.C.     Pass-through entity used in       Delaware        1   GOLDMAN SACHS (ASIA)            100.0000%
                           connection with TK                                    FINANCE HOLDINGS L.L.C.
                           investing structures.

BAY WIND II TK             Purchasing unsecured loans        Japan           3   THE GOLDMAN SACHS GROUP,         21.8450%
                           jointly with Nochu                                    INC.

                                                                                 BAY WIND II LTD.                  9.7690%

                                                                                 SHIGA (DELAWARE) LLC             68.3860%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS LEASING (KCSR 2005-1)   The entity is an equity           Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
LLC                        holder in a leverage lease
                           transaction where the
                           assets are locomotives.

MINATOMARU HOTEL HOLDINGS  Holds hotels in Narita,           Japan           3   THE GOLDMAN SACHS GROUP,         18.9780%
TK                         Naha and Chitose, Japan.                              INC.

                                                                                 GS STRATEGIC INVESTMENTS JAPAN   24.1000%
                                                                                 LLC

                                                                                 MINATOMARU HOTEL HOLDINGS CO.,    5.0000%
                                                                                 LTD.
                                                                                                                 ---------
                                                                                                                 100.0000%

GK MUSASHINO KAIHATSU      Flagged for Tohoku REO            Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           deall.Real Estate

KINBLEY REALTY PTE. LTD.   Consolidation of AEJ              Singapore       1   DHONI CAYMAN HOLDINGS LTD.      100.0000%
                           Entity. To acquire 48units
                           which consists of
                           apartments and townhouses
                           in residential development
                           in Singapore.

GK LUIGI                   Flagged for Shibuya               Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           development deal

GK KOGANE                  Flagged for Restir Deal.          Japan           2   AR HOLDINGS GK                    1.0000%

                                                                                 MLQ INVESTORS, L.P.              99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

MUSASHINO KAIHATSU TK      To acquire three suburban         Japan           3   THE GOLDMAN SACHS GROUP,         39.4734%
                           neighborhood shopping                                 INC.
                           centers located in northern
                           part of Japan, such as                                GS STRATEGIC INVESTMENTS JAPAN   50.4388%
                           Koriyama, Sendai and Aomori                           LLC
                           Pref.
                                                                                 GK MUSASHINO KAIHATSU            10.0878%
                                                                                                                 ---------
                                                                                                                 100.0000%

LUIGI TK                   To purchase land and              Japan           3   THE GOLDMAN SACHS GROUP,         39.4741%
                           develop office building in                            INC.
                           Shibuya, Tokyo
                                                                                 GS STRATEGIC INVESTMENTS JAPAN   46.6119%
                                                                                 LLC

                                                                                 GK LUIGI                         13.9140%
                                                                                                                 ---------
                                                                                                                 100.0000%

I PET CO., LTD             An insurance company for          Japan           1   JUPITER INVESTMENT CO.,         100.0000%
                           pets. Also has equity in                              LTD.
                           subsidiary.

TAKAHAMA KAIHATSU TK       To purchase the building          Japan           3   THE GOLDMAN SACHS GROUP,         40.2128%
                           which occupied by Tiffany's                           INC.
                           in Ginza where commercial
                           area in Japan.                                        GS STRATEGIC INVESTMENTS         49.8226%
                                                                                 JAPAN LLC

                                                                                 GK TAKAHAMA KAIHATSU              9.9646%

                                                                                                                 ---------
                                                                                                                 100.0000%

GK TAKAHAMA KAIHATSU       Flagged for Tiffany               Japan           2   GOLDMAN SACHS REALTY JAPAN        0.0000%
                           deal.Holding real estate                              LTD.
                           trust beneficialy intrest.
                                                                                 MLQ INVESTORS, L.P.             100.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GK DOTONBORI KAIHATSU      Flagged for Dotonbori deal.       Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           Holding Real estates

SAVU PROPERTIES PTE. LTD.  Property management.              Singapore       2   THE GOLDMAN SACHS GROUP,         20.2250%
                                                                                 INC.

                                                                                 BAEKDU INVESTMENTS LIMITED       30.0000%
                                                                                                                 ---------
                                                                                                                  50.2250%

KASHIWABARA TOSHI KAIHATSU To acquire Real Estate in         Japan           2   NEPHRITE EQUITY CO., LTD.         1.1111%
TK                         Kobe, Japan
                                                                                 GK KASHIWABARA TOSHI KAIHATSU    98.8889%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS GUERNSEY INVESTMENTS    Subsidiary of MTGLQ to hold       United          1   MTGLQ INVESTORS, L.P.           100.0000%
LTD                        75% of Shilling/Caledonian        Kingdom
                           group via Preference shares

GOLDMAN SACHS STRATEGIC    General investment company        England         1   GOLDMAN SACHS                   100.0000%
INVESTMENTS (U.K.) LIMITED                                                       INTERNATIONAL HOLDINGS LLC

SHIOHAMA KAIHATSU TK       To acquire 3 retail               Japan           4   GOLDMAN, SACHS & CO.              0.0000%
                           neighborhood shopping
                           centres in Fukushima Pref.                            THE GOLDMAN SACHS GROUP, INC.    20.1780%

                                                                                 GS STRATEGIC INVESTMENTS JAPAN   25.0000%
                                                                                 LLC

                                                                                 GK SHIOHAMA KAIHATSU              5.0000%
                                                                                                                 ---------
                                                                                                                  50.1780%

GK SHIOHAMA KAIHATSU       Flagged for Michinoku             Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           Sendai Deal (beneficiary
                           rights)

FANTASIA (CAYMAN) LTD.     Pre-IPO investment in             Cayman          2   THE GOLDMAN SACHS GROUP,         13.4940%
                           China. The deal entails           Islands             NC.
                           investment in Equity and
                           debt of real estate                                   GOLDMAN SACHS RE INVESTMENTS     53.3333%
                           developer with most                                   HOLDINGS LIMITED
                           projects in Shenzhen and                                                              ---------
                           Chengdu.                                                                               66.8273%

WWDI INVESTMENTS LTD       This involves purchase of         Mauritius       1   WWD INVESTMENT HOLDINGS LTD      91.5000%
                           6.5 Acres of land to
                           develop residential
                           property, luxury hotel and
                           service apartments.
                           Development to commence in
                           Jul 08. Seller is ETA- a
                           Dubai based development
                           company.

WWD INVESTMENT HOLDINGS    This involves purchase of         Mauritius       2   THE GOLDMAN SACHS GROUP,         20.5670%
LTD                        6.5 Acres of land to                                  INC.
                           develop residential
                           property, luxury hotel and                            GOLDMAN SACHS RE INVESTMENTS     29.7350%
                           service apartments.                                   HOLDINGS LIMITED
                           Development to commence in                                                            ---------
                           Jul 08. Seller is ETA- a                                                               50.3020%
                           Dubai based development
                           company.

C.H. WHITE FLOWER          Holding GK Frangipani             Japan           1   AR HOLDINGS GK                  100.0000%

WWD TOPAZ INVESTMENTS      Investment in Vatika Group,       Mauritius       1   WWD INVESTMENT HOLDINGS LTD     100.0000%
LIMITED                    a Gurgaon (India) based
                           real estate developer

SAVU INVESTMENTS PTE. LTD. Purchase of 100% shares of        Singapore       1   KINBLEY (DELAWARE) LLC III      100.0000%
                           asset holding company Savu
                           Investments Ltd which is
                           holding Hitachi Towers in
                           Singapore.

FRANGIPANI TK              Entity set up to refinance        Japan           1   BLUE SQUARE TK                  100.0000%
                           the loan to Takara-Gumi.

GK FRANGIPANI              Flagged for Project               Japan           1   C.H. WHITE FLOWER               100.0000%
                           Manhattan. Owns
                           Loans.Investment vehicle

BLUE SQUARE TK             Entity set up to refinance        Japan           1   NEPHRITE EQUITY CO., LTD.       100.0000%
                           the loan to Takara-Gumi.

GS LIQUID TRADING PLATFORM Entity 1 for the Liquid           Isle of         1   GOLDMAN SACHS GROUP             100.0000%
I PCC                      Trading Platform                  Jersey              HOLDINGS (U.K.)

GS LIQUID TRADING PLATFORM Entity 2 for the Liquid           Isle of         1   GOLDMAN SACHS GROUP             100.0000%
II LIMITED                 Trading PlatformEntity 2          Jersey              HOLDINGS (U.K.)
                           for the Liquid Trading
                           Platform

GK BLUE SQUARE             Flagged for Project               Japan           1   JUPITER INVESTMENT CO.,         100.0000%
                           Manhattan. Holding loan.                              LTD.

GK KITANOMARU              Flagged for Shinjuku MOA          Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           Deal (Alook). Holds hard
                           asset.


KAIKE ONSEN HOTEL          Management of                     Japan           1   GOLDMAN SACHS REALTY            100.0000%
MANAGEMENT CO., LTD.       Ryokan.(Japannese                                     JAPAN LTD.
                           Hotel);Flagged for Onsen
                           deal. Housing employees.

GK KAIHIN                  Flagged for Paco Hakodate         Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           Deal/Real Estate. Holds
                           hard RE asset.

GK SPICA                   Purchasing Loans. Flagged         Japan           1   JLQ LLC                         100.0000%
                           for SMBC SPL portfolio
                           acquisition deal (ASSG)

KPL FINANCE LIMITED        Killingholme trade                Cayman          1   KILLINGHOLME GENERATION         100.0000%
                                                             Islands             LIMITED

BRM HOLDINGS LLC           Business Records Management       Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%

PMF-1 (BES III)            It is not a true legal            United          1   ELQ INVESTORS, LTD              100.0000%
                           entity. PMF 1 has a non           Kingdom
                           performing porfolio for
                           which the desk needs
                           separate reporting and
                           entity 2398 has been set up
                           to facilitate this.

PMF-2 (BES III), LTD       It is not a true legal            United          1   GS EUROPEAN OPPORTUNITIES       100.0000%
                           entity. PMF 2 has a non           Kingdom             INVESTMENT FUND B.V.
                           performing porfolio for
                           which the desk needs
                           separate reporting and
                           entity 2399 has been set up
                           to facilitate this.

GS EUROPEAN OPPORTUNITIES  Purchase through its              Netherlands     1   ELQ INVESTORS, LTD               75.0000%
INVESTMENT FUND B.V.       subsidiaries fixed income
                           securities and portfolio of
                           investments.

GS EUROPEAN OPPORTUNITIES  Primary activity is to            Cayman          1   MTGLQ INVESTORS, L.P.            75.0000%
FUND L.P. (CAYMAN)         provide subordinated debt         Islands
                           to the various
                           Opportunities Fund
                           entities. Note that this
                           Cayman L.P. was formed to
                           replace the existing
                           Delaware L.P. of the same
                           name which was disolved on
                           28/12/04.

DEMAC FINANCIAL SERVICES,  Incorporated to provide           The Czech       1   MTGLQ INVESTORS, L.P.            91.6200%
S.R.O                      debt servicing and                Republic
                           administrative services for
                           CDV-1, Ltd.'s loan assets.

PMF-1, LTD.                Set up for the purpose of         England         1   ELQ INVESTORS, LTD              100.0000%
                           acquiring a portfolio of
                           non-performing Portuguese
                           mortgages

PMF-2, LTD                 Established for the purpose       England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
                           of acquiring a 95%                                    INVESTMENT FUND B.V.
                           participation in a
                           portfolio of non-performing
                           Portuguese mortgages from
                           PMF-1, Ltd.

GS EUROPEAN INVESTMENT     Asset owning subsidiary for       England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
GROUP II LTD.              GS European Opportunities                             FUND II L.P.
                           Fund II

GS EUROPEAN OPPORTUNITIES  Holding Partnership for the       England         1   ELQ INVESTORS, LTD               75.0000%
FUND II L.P.               European Opportunities Fund
                           II

SANA Acquisitions Ltd      Entity set up to hold             England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
                           portfolio of non-performing                           FUND II L.P.
                           German loans

MEP GS INVESTOR (CAYCO)    Holding Entity                    Cayman          1   MLQ, L.L.C.                     100.0000%
LIMITED                                                      Islands

GS LEASING (KCSR 2007-1)   Hold operating leases in          Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
LLC                        airplanes

WWD MARBLE LIMITED         To hold the shares of a           Mauritius       1   WWD INVESTMENT HOLDINGS LTD     100.0000%
                           Real estate entity in
                           India.

GK KUROBE                  Flagged for Greens Hotel          Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           Deal 2 (Kitami
                           Acquisition). Owns
                           beneficiary right for
                           Comfort Hotel Kitami.

KAIHIN TK                  To acquire Hotel Paco             Japan           3   THE GOLDMAN SACHS GROUP,         22.4550%
                           Hacodate.                                             INC.

                                                                                 GS STRATEGIC INVESTMENTS JAPAN   25.0000%
                                                                                 LLC

                                                                                 GK KAIHIN                         5.0000%
                                                                                                                 ---------
                                                                                                                  52.4550%

GSCP MEXICO, S.A. de C.V., Trade certain products (OTC       Mexico          2   GOLDMAN SACHS GROUP Y             0.0020%
SOFOM, E.N.R.              derivatives and Lending                               COMPANIA, S. DE R.L. DE
                           respectively) with local                              C.V.
                           Mexican clients.
                                                                                 GS FINANCIAL SERVICES L.P.       99.9980%
                                                                                 (DEL)
                                                                                                                 ---------
                                                                                                                 100.0000%

KINBLEY (DELAWARE) LLC III An entity for Hitachi             Delaware        2   THE GOLDMAN SACHS GROUP,         20.1990%
                           Towers deal                                           INC.

                                                                                 GOLDMAN SACHS RE INVESTMENTS     30.0000%
                                                                                 HOLDINGS LIMITED
                                                                                                                 ---------
                                                                                                                  50.1990%

GOLDMOUNT AIRCRAFT LEASING Hold operating leases in          Ireland         1   GSFS INVESTMENTS I CORP.        100.0000%
IRELAND AS LIMITED         trains.

GS/MC LEASING KDAA, LLC    To hold aircraft that are         Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           on lease to external
                           parties.

GS/MC LEASING SWAA, LLC    Hold operating leases in          Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           airplanes

GS/MC LEASING KLMA, LLC    Hold operating leases in          Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           airplanes

GS LEASING                 Hold operating leases in          Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
(BOEING 737-3T0) LLC       airplanes

GK MUSASHI                 Holding Real                      Japan           1   MUSASHI CAYMAN CO., LTD.        100.0000%
                           estates.Flagged for
                           Uchikanda (Totate) deal.

MUSASHI TK                 To acquire real estate.           Japan           3   THE GOLDMAN SACHS GROUP,         22.4600%
                                                                                 INC.

                                                                                 GS STRATEGIC INVESTMENTS         25.0000%
                                                                                 JAPAN LLC

                                                                                 GK MUSASHI                        5.0000%
                                                                                                                 ---------
                                                                                                                  52.4600%

GOLDMAN SACHS SAUDI ARABIA Established to offer              The Kingdom     5   GOLDMAN SACHS HOLDINGS            0.2500%
                           private wealth management,        of Saudi            (U.K.)
                           securities, asset                 Arabia
                           management and investment                             GOLDMAN SACHS GLOBAL              0.2500%
                           banking services.                                     HOLDINGS L.L.C.

                                                                                 GSEM (DEL) HOLDINGS, L.P.         0.2500%

                                                                                 GOLDMAN SACHS GROUP HOLDINGS      0.2500%
                                                                                 (U.K.)
                                                                                                                 ---------
                                                                                                                 100.0000%

GSCP LATIN AMERICA LLC     Formed for the purpose of         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           providing loans                                       INC.

CITY VIEW PROPERTIES       To Purchase a land in India       India           1   WWD PEARL LTD                    73.0000%
PRIVATE LIMITED            and develop hotel and
                           residential complex.

GREEN BANATELIS LIMITED    An entity for City View           Cyprus          1   WWDI INVESTMENTS LTD            100.0000%
                           Properties Pvt Ltd.

WWD PEARL LTD              An entity for City View           Mauritius       1   WWDI INVESTMENTS LTD            100.0000%
                           Properties Pvt Ltd.

INSTITUTIONAL LIFE         It will perform                   Delaware        1   GS RE HOLDINGS, INC.             52.2235%
ADMINISTRATION, LLC        administrative functions
                           for life settlements
                           purchased on the
                           Institutional Life Services
                           platform.

ALLMERICA GLOBAL FUNDING,  It issued notes to                Cayman          1   FIRST ALLMERICA FINANCIAL       100.0000%
LLC                        third-party investors             Islands             LIFE INSURANCE COMPANY

ARCHON UK LIMITED          Managing government office        England         1   ARCHON GROUP, L.P.              100.0000%
                           buildings in London.

AH ORLANDO, L.P.           Property manager of Hotel         Delaware        1   ARCHON HOSPITALITY, L.P.        100.0000%
                           Royal Plaza

ARCHON/PPM L.L.C.          An investment                     Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           entity/partner in former
                           Trillium investment.

TNL NETWORK, LTD.          Entity is consolidating on        Texas           1   ARCHON GROUP, L.P.              100.0000%
                           the books and records of
                           Archon Group, L.P. (enttyt
                           0100)

AGCH GEN-PAR, L.L.C.       Real estate property/asset        Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           manager (subconsolidating
                           entities)

BTS SOLUTIONS, L.L.C.      "Behind-The-Scenes" Archon        Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           Group servicing entity.

GSSLG GEN-PAR, L.L.C.      Real estate property/asset        Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           manager (subconsolidating
                           entities)

TITLE NETWORK, LTD.        Entity is consolidating on        Texas           2   ARCHON GROUP, L.P.                1.0000%
                           the books and records of
                           Archon Group, L.P.                                    TNL NETWORK, LTD.                99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

RE ACQUISITION, L.L.C.     Entity is consolidating  on       Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           the books and records  of
                           Archon Group, L.P.

ARCHON THAILAND, LLC       To serve as Archon Group's        Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           branch in Thailand

ARCHON HOSPITALITY, L.P.   Part of Archon's real             Delaware        2   ARCHON GROUP, L.P.               99.0000%
                           estate hospitality platform
                                                                                 ARCHON HOSPITALITY GEN-PAR,       1.0000%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON ACQUISITION, LLC    Entity is consolidating on        Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           the books and records of
                           Archon Group, L.P. (entity
                           0100)

AWH ARCHON GEN-PAR, L.L.C. To act as general partner         Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           of Archon Core Plus Real
                           Estate Fund 2005, L.P.

ARCHON KOREA, L.L.C.       A servicing and asset             Korea           2   THE GOLDMAN SACHS GROUP,         51.0000%
                           management company in Korea.                          INC.

                                                                                 ARCHON GROUP, L.P.               49.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON GROUP               Real estate property/asset        Delaware        2   ARCHON GROUP, L.P.               99.0000%
INTERNATIONAL, L.P.        manager (subconsolidating
                           entities)                                             ARCHON INTERNATIONAL HOLDINGS,    1.0000%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

GRUPO ARCHON SOCIEDAD DE   To serve as asset manager         Delaware        2   ARCHON GROUP, L.P.               99.0000%
RESPONSIBILIDAD LIMITADA   and/or investor in
                           portfolios in Mexico                                  ARCHON INTERNATIONAL HOLDINGS,    1.0000%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON HOSPITALITY         To act as sole general            Delaware        1   ARCHON GROUP, L.P.              100.0000%
GEN-PAR, L.L.C             partner of Archon
                           Hospitality, L.P.

ARCHON GROUP CANADA        Real estate property/asset        Delaware        2   ARCHON GROUP, L.P.               99.0000%
HOLDINGS, L.P.             manager (subconsolidating
                           entities)                                             AGCH GEN-PAR, L.L.C.              1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON RESIDENTIAL         A multifamily property            Delaware        2   ARCHON GROUP, L.P.               99.0000%
MANAGEMENT, L.P.           management company.
                                                                                 ARCHON RESIDENTIAL MANAGEMENT
                                                                                 GEN-PAR, INC.                     1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON INTERNATIONAL       Entity is consolidating on        Delaware        1   ARCHON GROUP, L.P.              100.0000%
HOLDINGS, L.L.C.           the books  and records of
                           Archon Group, L.P. (entity
                           0100)

GS CANADA SPECIALTY        Real estate property/asset        Nova Scotia     1   ARCHON GROUP CANADA             100.0000%
LENDING COMPANY            manager (subconsolidating                             HOLDINGS, L.P.
                           entities)

GOLDMAN SACHS SPECIALTY    Real estate property/asset        Delaware        2   ARCHON GROUP, L.P.               99.0000%
LENDING GROUP, L.P.        manager (subconsolidating
                           entities)                                             GSSLG GEN-PAR, L.L.C.             1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON RESIDENTIAL         General partner of Archon         Delaware        1   ARCHON GROUP, L.P.              100.0000%
MANAGEMENT GEN-PAR, INC.   Residential Management L.P.

JLQ LLC                    Special purpose company for       Cayman          1   GS FINANCIAL SERVICES L.P.      100.0000%
                           purchase of loans. Owns           Islands             (DEL)
                           equities, convertible bond,
                           put option, etc.

NASU URBAN PROPERTIES      Holding a Japanese Inn            Japan           1   JLQ LLC                         100.0000%
CO., LTD.                  Ouan)& #12539; Holding Real
                           Estate.

GOLDMAN SACHS REALTY ASIA  This entity is a corporate        Singapore       1   GOLDMAN SACHS FOREIGN           100.0000%
PACIFIC PTE. LTD.          entity for Archon, and will                           EXCHANGE (SINGAPORE) PTE.
                           perform real estate asset
                           management in Singapore and
                           non Japan Asia. It will
                           perform the equivalent
                           functions of GSRJL except
                           for the AEJ region.

GK JUPITER INVESTMENT II   Flagged for SBIC Deal. Has        Japan           1   AR HOLDINGS GK                  100.0000%
                           ownership of Japanese
                           limited partnership.

ARROW REINSURANCE COMPANY, Licensed insurance company        Bermuda         1   THE GOLDMAN SACHS GROUP,        100.0000%
LIMITED                    to act as a "transformer"                             INC.
                           between traditional
                           insurance and reinsurance
                           markets and the capital
                           markets.  Holds casualty
                           bond positions.

GOLDMAN SACHS FINANCIAL    OTC Derivatives Dealer;           Delaware        2   THE GOLDMAN SACHS GROUP,         99.0000%
MARKETS, L.P.              broker/dealer; SEC File No.                           INC.
                           8-51753
                                                                                 GOLDMAN SACHS FINANCIAL MARKETS   1.0000%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS (ASIA) LLC   Taiwan brokerage, agency          Delaware        1   GOLDMAN SACHS (ASIA) L.L.C.     100.0000%
TAIWA                      trading GSI

GOLDMAN SACHS EUROPE       UK  covered warrants and          England         2   GOLDMAN SACHS HOLDINGS           99.0000%
                           agency lending                                        (U.K.)

                                                                                 GOLDMAN SACHS GROUP HOLDINGS     1.0000%
                                                                                 (U.K.)
                                                                                                                 ---------
                                                                                                                 100.0000%

WILLIAM STREET COMMITMENT  Entity set up to extend           Delaware        1   GOLDMAN SACHS BANK USA          100.0000%
CORPORATION                unfunded loan commitments
                           to investment-grade
                           customers of GS Group

WILLIAM STREET EQUITY LLC  Entity invests in William         Delaware        1   GOLDMAN SACHS BANK USA          100.0000%
                           Street Funding Corporation
                           in exchange for equity and
                           mezzanine securities.Entity
                           invests in William Street
                           Funding Corporation in
                           exchange for equity and
                           mezzanine securities.

WILLIAM STREET FUNDING     Provides sources of               Delaware        1   WILLIAM STREET EQUITY LLC       100.0000%
CORPORATION                liquidity for potential
                           funding of commitments
                           initiated in William Street
                           Commitment Corporation.

GOLDMAN SACHS (JERSEY)     To issue warrants                 Isle of         1   GOLDMAN SACHS INTERNATIONAL     100.0000%
LIMITED                                                      Jersey

WILLIAM STREET CREDIT      To extend commitments to          Delaware        1   GOLDMAN SACHS BANK USA          100.0000%
CORPORATION                borrowers during transition
                           over to William Street Corp.

GSSM HOLDING (U.K.)        To hold firms investments         England         1   THE GOLDMAN SACHS GROUP,        100.0000%
                           in SMFG convertible                                   INC.
                           preferreds.

GSSM HOLDING LLC           Established to hold firm's        Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           investments in SMFG                                   INC.
                           convertible preferreds - As
                           of 11-25-05, the SMFG
                           Pref's were held by GS
                           Group,

GS EUROPEAN STRATEGIC      Primarily invests in non          Netherlands     1   GS EUROPEAN OPPORTUNITIES       100.0000%
INVESTMENT GROUP B.V.      investment grade or                                   INVESTMENT FUND B.V.
                           distressed securities and
                           loans of European companies.

GS EUROPEAN INVESTMENT     Established to purchase and       Netherlands     1   ELQ INVESTORS, LTD              100.0000%
GROUP B.V.                 originate publicly and
                           privately issued fixed
                           income securities.

GS EUROPEAN MEZZANINE      Established to purchase and       Netherlands     1   ELQ INVESTORS, LTD              100.0000%
INVESTMENT GROUP           originate publicly and
                           privately issued fixed
                           income securities.

GOLDMAN SACHS SPECIALTY    makes debt and equity             Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
LENDING HOLDINGS, INC.     investments in middle                                 INC.
                           market companies

GOLDMAN SACHS LENDING      Primarily originates,             Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
PARTNERS LLC               sydicates and trades
                           commercial-purpose loans to
                           institutional borrowers

GOLDMAN SACHS SPECIALTY    To hold loans to be               Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
LENDING HOLDINGS, INC. II  financed by Norinchukin Bank                          INC.

REMARK FUNDING CO., LLC    Purchase retail installment       Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           contracts (RICs) and Auto
                           Loans from Banks, Thrifts,
                           Credit Unions, Independent
                           Finance Companies and other
                           Specialty Finance Dealer
                           Related Company. Purchase
                           loans and get leverage or
                           securitize after a couple
                           of years (couldP

GOLDMAN SACHS SPECIALTY    loans to middle market            Cayman          1   GOLDMAN SACHS SPECIALTY         100.0000%
LENDING CLO-I, LTD.        companies; makes debt and         Islands             LENDING HOLDINGS, INC. II
                           equity investments in
                           middle market companies

CHARLESTON CAPITAL         To pursue various                 District of     1   COLUMBIA CAPITAL LIFE           100.0000%
REINSURANCE, LLC           opportunities in the              Columbia            REINSURANCE COMPANY
                           reinsurance business.

COLUMBIA CAPITAL LIFE      Established to pursue             District of     1   THE GOLDMAN SACHS GROUP,        100.0000%
REINSURANCE COMPANY        various opportunities in          Columbia            INC.
                           the reinsurance business.

GS INVESTMENTS (CAYMAN)    Equity investments                Cayman          1   GSEM (DEL) HOLDINGS, L.P.       100.0000%
LIMITED                                                      Islands

GS MIDDLE EAST (CAYMAN)    Holding Company                                   1   GSEM (DEL) HOLDINGS, L.P.       100.0000%
LTD

OPAL RESOURCES LLC         To acquire, own, hold,            Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           maintain, renew, drill,
                           develop and operate Oil and
                           Gas Interests and related
                           assets and other properties
                           in the continental United
                           States, and the state and
                           federal waters offshore.

GSFS IV LLC                to warehouse aircrafts            Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%

TRIUMPH II INVESTMENTS     Primarily established to          Ireland         1   GS ASIAN VENTURE                100.0000%
(IRELAND) LIMITED          hold ASSG positions in                                (DELAWARE) L.L.C.
                           Korean assets.

TRIUMPH III INVESTMENTS    To hold an array of Dong Ah       Ireland         1   BEST II INVESTMENTS             100.0000%
(IRELAND) LIMITED          Construction Ltd claims                               (DELAWARE) L.L.C.
                           with a portion guaranteed
                           by Korea Express Co. and
                           certain direct claim of
                           Korea Express Co.

GOLDMAN SACHS STRUCTURED   Primarily engaged in              Cayman          1   GOLDMAN SACHS (ASIA)            100.0000%
PRODUCTS (ASIA) LIMITED    issuing derivative                Islands             FINANCE
                           instruments on the Hong
                           Kong exchange.

GOLDMAN SACHS BANK         Entitiy for Irish Bank            Ireland         1   GOLDMAN SACHS IRELAND           100.0000%
(EUROPE) PLC                                                                     DINGS LIMITED

GOLDMAN SACHS IRELAND      Formerly Goldman Sachs            Ireland         2   GOLDMAN SACHS GLOBAL             25.0000%
GROUP LIMITED              Private Bank Limited.                                 HOLDINGS L.L.C.

                                                                                 GOLDMAN SACHS PRIVATE BANK       75.0000%
                                                                                 HOLDINGS LLC
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS IRELAND      Entity for Irish Bank- GSB6       Ireland         1   GOLDMAN SACHS IRELAND           100.0000%
HOLDINGS LIMITED                                                                 GROUP LIMITED

GOLDMAN SACHS PRIVATE BANK holding company for Irish         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
HOLDINGS LLC               bank structure                                        INC.

BEST II INVESTMENTS        Primarily established to          Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
(DELAWARE) L.L.C.          hold investments in Triumph                           (DEL)
                           Investments (Ireland)
                           Limited and Triumph III
                           Investments (Ireland)
                           Limited.

BAEKDU INVESTMENTS LIMITED Intermediate holding              Cayman          1   LANDPRO INVESTMENTS             100.0000%
                           company of ASSG for               Islands             (DELAWARE) L.L.C.
                           investments with REPIA.

GOLDMAN SACHS STRATEGIC    Primarily established to          Delaware        1   MLT INVESTMENTS LTD.            100.0000%
INVESTMENTS (ASIA) L.L.C.  hold private equity
                           positions of ASSG

GOLDMAN SACHS (HONG KONG)  Acquiring and holding for         Hong Kong       2   GOLDMAN SACHS (ASIA)             95.0000%
FUNDING PARTNERSHIP        investment or otherwise and                           FINANCE
                           selling, assigning,
                           transferring or otherwise                             GOLDMAN SACHS (HONG KONG)         5.0000%
                           dealing with bonds or any                             COMPANY LIMITED
                           other securities issued by                                                            ---------
                           any corporation or                                                                    100.0000%
                           governmental entity.
                           Negotiating terms,
                           purchasing the Bond (USD
                           Guaranteed Bond du



GOLDMAN SACHS INDIA        Will hold ASSG assets.            Mauritius       1   JADE DRAGON (MAURITIUS)         100.0000%
VENTURE CAPITAL LIMITED                                                                          LIMITED

GOLDMAN SACHS STRATEGIC    Global Business Licence           Mauritius       1   PANDA INVESTMENTS LTD           100.0000%
HOLDINGS LIMITED           CATEGORY 1. Holding Company
                           for certain PRC investments
                           for ASSG.Changed financial
                           year end from last Friday
                           of November to 31 December,
                           starting from financial
                           year 2009 onwards.

GS STRATEGIC INVESTMENTS   To hold ASSG positions in         Mauritius       1   PANDA INVESTMENTS LTD           100.0000%
LIMITED                    Indian private equities.

GOLDMAN SACHS LLC          The Company's principal           Mauritius       1   HULL TRADING ASIA LIMITED       100.0000%
                           activity is to engage in
                           the trading of financial
                           products.

GOLDMAN SACHS STRATEGIC    Potentially holding ASSG          Delaware        2   EUSTON ENTERPRISES LIMITED       50.0000%
INVESTMENTS (DELAWARE)     positions
L.L.C.                                                                           FAIRWAY ENTERPRISES LIMITED      50.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GRAND STEEL STRATEGIC      To hold investments in            Cayman          1   GOLDMAN SACHS STRATEGIC         100.0000%
INVESTMENT LIMITED         Jianlong, a steel                 Islands             INVESTMENTS (ASIA) L.L.C.
                           Manufacturer in China

GLOBAL TECHNOLOGIES        Investment Holding                British         1   MLT INVESTMENTS LTD.            100.0000%
INTERNATIONAL LIMITED                                        Virgin
                                                             Islands

GOLDMAN SACHS CHINA        Holding Co of Jade Dragon         Mauritius       1   JADE DRAGON (MAURITIUS)         100.0000%
VENTURE I (MAURITIUS)      Venture Investment Limited                            LIMITED
LIMITED

GOLDMAN SACHS CHINA        Holding Co of Jade Dragon         Mauritius       1   JADE DRAGON (MAURITIUS)         100.0000%
VENTURE II (MAURITIUS)     Venture Investment Limited                            LIMITED
LIMITED

JADE DRAGON VENTURE        Venture capital company for       People's        2   GOLDMAN SACHS CHINA              60.0000%
INVESTMENT LIMITED         ASSG in the PRC                   Republic            VENTURE I (MAURITIUS)
                                                             of China            LIMITED

                                                                                 GOLDMAN SACHS CHINA VENTURE II   40.0000%
                                                                                 (MAURITIUS) LIMITED
                                                                                                                 ---------
                                                                                                                 100.0000%

ELEVATECH LIMITED          Holding ASSG investments          Hong Kong       1   MLT INVESTMENTS LTD.            100.0000%

GOLDMAN SACHS HOLDINGS     Holding company for AEJ           Hong Kong       1   GOLDMAN SACHS (ASIA)            100.0000%
(HONG KONG) LIMITED        entities                                              CORPORATE HOLDINGS L.P.

ARROW CORPORATE MEMBER     Entity owns participation         England         1   ARROW CORPORATE MEMBER          100.0000%
LIMITED                    in a syndicate at Lloyds                              HOLDINGS LLC
                           that writes property
                           catastrophe insurance.

Arrow Syndicate 1910       Underwrites World property        United          1   ARROW CORPORATE MEMBER          100.0000%
                           catastrophe, Lyods mkt            Kingdom             LIMITED

AGALIA CAPITAL LTD.        The entity, incorporated in       British         1   GOLDMAN SACHS STRATEGIC          75.0000%
                           BVI, is newly acquired by         Virgin              INVESTMENTS (ASIA) L.L.C.
                           GSSIA (6153) in Dec 07. The       Islands
                           entity is 75% owned by
                           GSSIA (6153) upon
                           completion of acquisition.
                           The entity's principal
                           business is investment
                           holding.

GOLDMAN SACHS (HONG KONG)  Investment holding                Hong Kong       1   GOLDMAN SACHS HOLDINGS          100.0000%
COMPANY LIMITED                                                                  (HONG KONG) LIMITED

GS REA HOLDINGS, L.L.C.    Firm direct investment.GS         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           REA Holdings, L.L.C.                                  INC.

GS-MPIM I, LLC             Firm direct investment.GS         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           MPIM I, L.L.C.                                        INC.

GS REA GOLDENBRIDGE        To invest in                      Delaware        1   GS REA HOLDINGS, L.L.C.         100.0000%
HOLDINGS L.L.C.            distressed/mezz debt.

G.S.Q SPV (1) LIMITED      Investment company                Nigeria         1   ELQ INVESTORS, LTD              100.0000%

TELE SPV LIMITED           Investment company                Nigeria         1   ELQ INVESTORS, LTD              100.0000%

YORAM LIMITED              Investment company                Nigeria         1   ELQ INVESTORS, LTD              100.0000%

GS KILLINGHOLME CAYMAN     Structured investing entity       Cayman          1   GS KILLINGHOLME CAYMAN          100.0000%
INVESTMENTS II LTD                                           Islands             INVESTMENTS LTD.

GS KILLINGHOLME CAYMAN     GSKC III is a new entity          Cayman          2   GS KILLINGHOLME CAYMAN            0.0100%
INVESTMENTS III            that will be party to cross       Islands             INVESTMENTS LTD.
                           currency basis swaps as
                           part of a larger structured                           GS KILLINGHOLME CAYMAN           99.9900%
                           deal by the Structured                                INVESTMENTS II LTD
                           Investing desk in ESSG.  As                                                           ---------
                           per the derivative booking                                                            100.0000%
                           policy, any entity that
                           enters into derivates must
                           be set up in books an



GS KILLINGHOLME CAYMAN     GSKC III is a new entity          Cayman          3   KILLINGHOLME GENERATION           0.0000%
INVESTMENTS IV, L.P.       that will be party to cross       Islands             LIMITED
                           currency basis swaps as
                           part of a larger structured                           GS KILLINGHOLME CAYMAN            0.0000%
                           deal by the Structured                                INVESTMENTS LTD.
                           Investing desk in ESSG.  As
                           per the derivative booking                            GS KILLINGHOLME CAYMAN          100.0000%
                           policy, any entity that                               INVESTMENTS III
                           enters into derivates must                                                            ---------
                           be set up in books and                                                                100.0000%
                           records. This entity will
                           be formed on the 5th of
                           February.



KPL ACQUISITIONS LIMITED   Killingholme acquisitions         Cayman          1   KILLINGHOLME GENERATION         100.0000%
                                                             Islands             LIMITED

GS LEASING HOLDINGS        Entity set up to act as           United          1   GOLDMAN SACHS GROUP             100.0000%
LIMITED                    trustee for GS Leasing            Kingdom             HOLDINGS (U.K.)
                           Investments. The entity
                           will purely have a tiny
                           amount of capital and cash.

GS LOGISTICS HOLDINGS LTD  Firm direct investment            Mauritius       1   GS DIRECT, L.L.C.               100.0000%
                           hodling company

GS CHROMA HOLDINGS LIMITED Mauritius Holding Company         Mauritius       1   GS DIRECT, L.L.C.               100.0000%
                           which holds an investment
                           related to the GS Direct
                           (PIA) area.

GOLDMAN SACHS TRUSTEE      For conducting the mutual         India           1   GSAM INDIA HOLDINGS LIMITED     100.0000%
COMPANY (INDIA) PRIVATE    fund business in India
LIMITED

GOLDMAN SACHS ASSET        For conducting the mutual         India           1   GSAM INDIA HOLDINGS LIMITED     100.0000%
MANAGEMENT (INDIA) PRIVATE fund business in India
LIMITED

REP PEB REALTY, L.L.C.     Hold real estate investment       Delaware        1   GOLDMAN SACHS LENDING           100.0000%
                                                                                 PARTNERS LLC

REP ALX REALTY, L.L.C.     REPIA entity.                     Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                                                                                 INC.

REP PRS II FTB, L.L.C.     Ownership of Fountains at         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Delray Beach Apartment Homes                          INC.

REP PRS II WTE, L.L.C.     Ownership of Waters Edge          Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Apartment Homes                                       INC.

ITEM 30. INDEMNIFICATION

RULE 484 UNDERTAKING - Article VI of the Company's Bylaws of states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 31. PRINCIPAL UNDERWRITERS

     (A) Epoch Securities, Inc. also acts as a principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Commonwealth Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, Commonwealth Select Separate Account, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

     (B) The principal business address of most the following Directors and Officers is:
          85 Broad Street
          New York, NY 10004

          The principal business address of the other following Directors and Officers* is:
          132 Turnpike Road, Suite 210
          Southborough, MA 01772.

NAME                   POSITION OR OFFICE WITH UNDERWRITER
----                   -----------------------------------
Julie Abraham          Assistant Secretary
Elizabeth E. Beshel    Treasurer
Steven M. Bunson       Assistant Treasurer
Richard Cohn           Assistant General Counsel and Secretary
John S. Daly           Director
Kathleen Jack          Chief Compliance Officer, Securities Underwriting Activities
Kenneth L. Josselyn    Assistant Secretary
Robert A. Mass         Compliance Officer
Albert P. Meo          Finance and Operations Principal
Beverly O'Toole        Assistant Secretary
Stephen R. Pierce      Director and Vice President
Benjamin J. Rader      Assistant Secretary
Michael A. Reardon*    Director, President, Chief Executive Officer and Chief Operating Officer
Margot Kibbe Wallin*   Chief Compliance Officer, Variable Products Distribution


     (B) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions or other compensation retained by Security Distributors, Inc., the former principal underwriter of the Contracts, directly or indirectly, for sales of variable contracts funded by the Registrant in 2008. No commissions or other compensation was received by Epoch Securities, Inc., the current principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder, are maintained for the Company by Security Benefit Life Insurance Company at One Security Benefit Place, Topeka, Kansas.

ITEM 33. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 34. FEE REPRESENTATION (pursuant to Section 26(e) of the Investment Company Act of 1940)

     The Company hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 7th day of April, 2009.

                                VEL II ACCOUNT OF
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY


                                        By: /s/ Scott D. Silverman
                                            ------------------------------------
                                            Scott D. Silverman, Vice President,
                                            General Counsel, and Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                             TITLE                                              DATE
----------                             -----                                              ----


/s/ Timothy D. Rogers                  Vice President and Chief Financial Officer         April 7, 2009
------------------------------------
Timothy D. Rogers


Allan S. Levine*                       Chairman of the Board
------------------------------------


Manda J. D'Agata*                      Director, Vice President and Treasurer
------------------------------------


J. William McMahon*                    Director
------------------------------------


Donald R. Mullen*                      Director
------------------------------------


Michael A. Reardon*                    Director, President, and Chief Executive Officer
------------------------------------


Michael S. Rotter*                     Director
------------------------------------


Nicholas Helmuth von Moltke*           Director and Senior Vice President
------------------------------------


Jane S. Grosso*                        Vice President and Controller
------------------------------------   (Chief Accounting Officer)


* Scott D. Silverman, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated March 19, 2009 duly executed by such persons.


/s/ Scott D. Silverman
------------------------------------
Scott D. Silverman, Attorney-in-Fact

(33-57792) VEL II

                             FORM N-6 EXHIBIT TABLE

Exhibit (C)(10)   Form of Amendment No 1 to the Underwriting and Administrative Service Agreement
                  dated January 22, 2008 between and among Commonwealth Annuity and Life Insurance
                  Company and Epoch Securities, Inc.

Exhibit (I)(2)    Directors' Powers of Attorney

Exhibit (N)       Consent of Independent Registered Public Accounting Firm